UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act file number 811-4000


                            Summit Mutual Funds, Inc.
               (Exact name of registrant as specified in charter)


              312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202
               (Address of principal executive offices) (Zip code)



                             John F. Labmeier, Esq.
                           Summit Investment Partners
                          312 Walnut Street, Suite 2500
                             Cincinnati, Ohio 45202
                     (Name and address of agent for service)



                                 (513) 632-1600
               Registrant's telephone number, including area code


Date of fiscal year end:   December 31, 2008

Date of reporting period:  June 30, 2008

Item 1. Report to Stockholders.


         Summit
         Mutual
          Funds        Semiannual
                           Report

                           Summit Pinnacle Series
--------------------------------------------------------------------------------

                           Zenith Portfolio
                           Bond Portfolio
                           S&P 500 Index Portfolio
                           S&P MidCap 400 Index Portfolio
                           Balanced Index Portfolio
                           Nasdaq-100 Index Portfolio
                           Russell 2000 Small Cap Index Portfolio
                           EAFE International Index Portfolio
                           Lehman Aggregate Bond Index Portfolio
                           Inflation Protected Plus Portfolio
                           Lifestyle ETF Market Strategy Target Portfolio Lifestyle ETF Market Strategy Conservative Portfolio Lifestyle ETF Market Strategy Aggressive Portfolio Natural Resources Portfolio

                           SUMMIT
                           ------
  June 30, 2008   [LOGO]   MUTUAL
                           FUNDS

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                           SEMIANNUAL REPORT - TABLE OF CONTENTS
--------------------------------------------------------------------------------

Message from the President ...............................................     1
Portfolio Expenses .......................................................     2

Portfolio Managers' Reports and Financial Statements:
   Zenith Portfolio ......................................................     3
   Bond Portfolio ........................................................    10
   S&P 500 Index Portfolio ...............................................    19
   S&P MidCap 400 Index Portfolio ........................................    30
   Balanced Index Portfolio ..............................................    40
   Nasdaq-100 Index Portfolio ............................................    52
   Russell 2000 Small Cap Index Portfolio ................................    59
   EAFE International Index Portfolio ....................................    83
   Lehman Aggregate Bond Index Portfolio .................................    97
   Inflation Protected Plus Portfolio ....................................   105
   Lifestyle ETF Market Strategy Target Portfolio ........................   111
   Lifestyle ETF Market Strategy Conservative Portfolio ..................   117
   Lifestyle ETF Market Strategy Aggressive Portfolio ....................   123
   Natural Resources Portfolio ...........................................   129

Notes to Financial Statements ............................................   135

Important Considerations about Investing in Summit Mutual Funds

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolios voted portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 1-877-546-FUND, or on the Portfolios' website at www.summitfunds.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Portfolios file a complete Schedule of Investments in Securities with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Form N-Q is available on the SEC's website at www.sec.gov. The Portfolios' Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mutual fund investing involves risk. Principal loss is possible.

The Bond Portfolio, Balanced Index Portfolio, Lehman Aggregate Bond Index Portfolio, and Inflation Protected Plus Portfolio invest in debt securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Investments by the Bond Portfolio in lower-rated and non-rated securities present a greater risk of loss of principal and interest than higher-rated securities.

Because the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio, and Lehman Aggregate Bond Index Portfolio (collectively, the "Index Portfolios") have expenses, and their corresponding indexes do not, the Index Portfolios may be unable to replicate precisely the performance of their corresponding indexes. While the Index Portfolios remain small, they may have a greater risk that their performance will not match that of the corresponding indexes.

All indexes listed in the report are unmanaged, and are not available for direct investment.

The Manager Comments provided in this report reflect the opinions of the Portfolio's Managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

This report has been prepared for the information of Contract owners and is not authorized for distribution to prospective purchasers of contracts unless it is preceded or accompanied by an effective prospectus for Summit Mutual Funds, Inc.

                                                       Summit Mutual Funds, Inc.
                                                      MESSAGE FROM THE PRESIDENT
--------------------------------------------------------------------------------

We are pleased to send you Summit Mutual Funds'2008 Semi-Annual Report. We especially welcome new investors in the Summit Funds as we strive to help you reach your financial goals.

Investor sentiment over the past six months was very negative as market participants tried to sort out the continuing fallout from the housing crisis and credit crunch. Financial markets were volatile over the past six months, with both domestic and international equity markets providing negative returns. Mid-cap stocks decisively outperformed small and large cap stocks and growth stocks fared relatively better than their value counterparts across all market capitalizations. The past twelve months has been a period of order and even complacency for fixed income investors; however, they were roiled with inflationary expectations rising to the forefront of their concerns. Yield spreads widened dramatically and investors sought the relative safety of U.S. Treasury securities.

Recession or not? - The U.S. economy averted the liquidity crisis that began mid-year 2007 with the sub-prime mortgage mess. This contagion spread rapidly throughout the financial markets and was joined by a host of other investor concerns. Surging food and energy costs, tighter lending standards, more housing and mortgage-related losses for the banking sector, and the continued decline in home prices led to weaker consumer spending and corporate profit growth in a number of sectors. The U.S. economy has slowed down, and the questions are, how long will it last, and how deep will the decline be? The consumer is being hit particularly hard, as commodity prices continue to rise, and household net worth is being eroded by falling real estate prices. Food and energy prices, in particular, are weighing on the consumer, as oil exceeded $140/barrel during the second quarter of 2008. Congress and the President have reacted to the slowing economy with a fiscal stimulus package in excess of $100 billion aimed at putting cash in the hands of consumers.

The Federal Reserve Board (Fed) reduced the Fed Funds target interest rate from 2.25% to 2.00% at the end of April. However, the Fed seems unlikely to pursue additional rate cuts because of increasing inflationary pressures. In addition, the Fed implemented several other strategies to ease the credit crunch. After the collapse of the investment banking firm Bear Stearns, the Fed opened-up its lending facility to non-bank financial institutions, which seems to have turned the tide on the credit crunch for the time being. While the credit crunch is far from over, the Fed's actions stabilized the banking system as investors prepared for the summer. With financial markets becoming a little steadier, the Fed appears to shifting its focus back to economic growth even as the U.S. dollar continues to exhibit weakness versus major currencies around the globe.

Equity markets performed poorly over the first six months of 2008, as market participants acknowledged the sobering issues facing the U.S. economy and financial markets. Most major market indexes incurred losses over the past six months. For the six-month period ended June 30, 2008, the large cap S&P 500 Index declined 11.9%, the S&P MidCap 400 Index declined 3.9%, while the small cap Russell 2000 Index receded 9.4%.

--------------------------------------------------------------------------------
"Maintain the proper perspective (and) have realistic expectations . . ."
--------------------------------------------------------------------------------

Fixed income markets provided mixed returns as flight to quality caused U.S. Treasury securities to be the best performing sector of the fixed income market during the period. Credit spreads (the difference between interest rates on risk-free U.S. Treasuries and other fixed income securities) widened during the period, as investors continued to demand greater spreads to purchase corporate and mortgage-related securities. In this environment, the Lehman Aggregate Bond Index provided a positive return of 1.1% over the last 6 months, while the Merrill Lynch High Yield Master Index declined 1.3%. Market participants concerned about heightened inflationary expectations that purchased Treasury inflation protected securities were rewarded as the Lehman U.S. TIPS Index provided a positive return of 4.9%.

--------------------------------------------------------------------------------
"Proper diversification of your investments . . . is an important component of achieving your long-term investment goals."
--------------------------------------------------------------------------------

Looking forward, there is much uncertainty regarding the strength of the U.S. economy, corporate profitability, interest rates and credit spreads. However, this uncertainty leads to opportunities for the investor who maintains their perspective on the marketplace as it relates to their personal situation.

Now more than ever, our message remains the same: Maintain the proper perspective, have realistic expectations, and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. Proper diversification of your investments is an important component of achieving your long-term investment goals. Summit Mutual Funds provides a solid foundation for building a diversified portfolio with choices across all equity and fixed income styles.

Thank you for choosing Summit Funds and for the trust that you have placed in us.

Best regards,

/s/ Steven R. Sutermeister

Steven R. Sutermeister
President

--------------------------------------------------------------------------------

                                                                         -------
                                                                            1
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
2008 SEMIANNUAL REPORT - PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a contract owner of the Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The Example does not reflect expenses associated with insurance company separate accounts or your insurance contract.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, through June 30, 2008.

Actual Expenses

The first section of the table below provides information about actual account values and actual net expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, net of fee waivers and expense reimbursements, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The information below is net of any applicable fee waivers and/or expense reductions, which lower expenses and increase performance. Please note that the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------------------------------------------
                                                                                                  Expenses Paid *
                                                    Beginning         Ending       Annualized      During Period
                                                  Account Value    Account Value    Expense     January 1, 2008 to
                  Portfolio                      January 1, 2008   June 30, 2008     Ratio         June 30, 2008
--------------------------------------------------------------------------------------------------------------------
            Based on Actual Return
Zenith Portfolio                                    $1,000.00        $ 865.20         0.90%           $4.17
Bond Portfolio                                       1,000.00          969.50         0.78%            3.82
S&P 500 Index Portfolio                              1,000.00          879.60         0.39%            1.82
S&P Midcap 400 Index Portfolio Class I               1,000.00          959.00         0.54%            2.63
S&P Midcap 400 Index Portfolio Class F               1,000.00          958.20         0.74%            3.60
Balanced Index Portfolio                             1,000.00          933.90         0.60%            2.88
Nasdaq-100 Index Portfolio                           1,000.00          880.60         0.65%            3.04
Russell 2000 Small Cap Index Portfolio Class I       1,000.00          905.20         0.65%            3.08
Russell 2000 Small Cap Index Portfolio Class F       1,000.00          904.40         0.85%            4.02
EAFE International Index Portfolio Class I           1,000.00          887.20         0.95%            4.46
EAFE International Index Portfolio Class F           1,000.00          885.90         1.15%            5.39
Lehman Aggregate Bond Index Portfolio                1,000.00        1,013.40         0.58%            2.90
Inflation Protected Plus Portfolio                   1,000.00        1,045.80         0.75%            3.81
Lifestyle ETF Market Strategy Target Portfolio       1,000.00          932.90         0.75%            3.60
Lifestyle ETF Market Strategy Conservative
   Portfolio                                         1,000.00          960.00         0.75%            3.65
Lifestyle ETF Market Strategy Aggressive
   Portfolio                                         1,000.00          917.50         0.75%            3.58
Natural Resources Portfolio                          1,000.00        1,186.70         0.75%            4.08

         Based on Hypothetical Return
          (5% return before expenses)
Zenith Portfolio                                     1,000.00        1,020.39         0.90%            4.52
Bond Portfolio                                       1,000.00        1,020.98         0.78%            3.92
S&P 500 Index Portfolio                              1,000.00        1,022.92         0.39%            1.96
S&P Midcap 400 Index Portfolio Class I               1,000.00        1,022.18         0.54%            2.72
S&P Midcap 400 Index Portfolio Class F               1,000.00        1,021.18         0.74%            3.72
Balanced Index Portfolio                             1,000.00        1,021.88         0.60%            3.02
Nasdaq-100 Index Portfolio                           1,000.00        1,021.63         0.65%            3.27
Russell 2000 Small Cap Index Portfolio Class I       1,000.00        1,021.63         0.65%            3.27
Russell 2000 Small Cap Index Portfolio Class F       1,000.00        1,020.64         0.85%            4.27
EAFE International Index Portfolio Class I           1,000.00        1,020.14         0.95%            4.77
EAFE International Index Portfolio Class F           1,000.00        1,019.14         1.15%            5.77
Lehman Aggregate Bond Index Portfolio                1,000.00        1,021.98         0.58%            2.92
Inflation Protected Plus Portfolio                   1,000.00        1,021.13         0.75%            3.77
Lifestyle ETF Market Strategy Target Portfolio       1,000.00        1,021.13         0.75%            3.77
Lifestyle ETF Market Strategy Conservative
   Portfolio                                         1,000.00        1,021.13         0.75%            3.77
Lifestyle ETF Market Strategy Aggressive
   Portfolio                                         1,000.00        1,021.13         0.75%            3.77
Natural Resources Portfolio                          1,000.00        1,021.13         0.75%            3.77

* Expenses are equal to the Portfolio's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

--------------------------------------------------------------------------------

-------
   2
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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                                                ZENITH PORTFOLIO
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

        Summit Zenith Portfolio  Russell 1000 Value Total Return  S&P 500 Index
Jun-98           $10,000                       $10,000                $10,000
                 $ 9,241                       $ 9,824                $ 9,894
                 $ 7,406                       $ 8,362                $ 8,463
                 $ 7,732                       $ 8,842                $ 9,005
                 $ 7,996                       $ 9,526                $ 9,738
                 $ 8,133                       $ 9,970                $10,328
Dec-98           $ 8,206                       $10,310                $10,923
                 $ 8,129                       $10,392                $11,380
                 $ 7,495                       $10,245                $11,026
                 $ 7,622                       $10,457                $11,467
                 $ 8,309                       $11,434                $11,911
                 $ 8,302                       $11,308                $11,630
Jun-99           $ 8,685                       $11,637                $12,276
                 $ 8,692                       $11,296                $11,892
                 $ 8,540                       $10,877                $11,833
                 $ 8,308                       $10,497                $11,509
                 $ 8,315                       $11,101                $12,237
                 $ 8,487                       $11,014                $12,486
Dec-99           $ 8,374                       $11,067                $13,222
                 $ 8,175                       $10,706                $12,557
                 $ 7,744                       $ 9,911                $12,320
                 $ 8,916                       $11,120                $13,525
                 $ 8,750                       $10,990                $13,118
                 $ 9,059                       $11,106                $12,849
Jun-00           $ 8,864                       $10,599                $13,165
                 $ 8,790                       $10,731                $12,960
                 $ 9,221                       $11,329                $13,765
                 $ 9,309                       $11,432                $13,038
                 $ 9,719                       $11,713                $12,983
                 $ 9,612                       $11,278                $11,959
Dec-00           $10,198                       $11,843                $12,018
                 $10,623                       $11,889                $12,444
                 $10,475                       $11,558                $11,309
                 $10,190                       $11,150                $10,593
                 $10,840                       $11,697                $11,416
                 $11,185                       $11,959                $11,493
Jun-01           $11,063                       $11,694                $11,213
                 $11,219                       $11,669                $11,103
                 $10,756                       $11,202                $10,408
                 $10,232                       $10,414                $ 9,567
                 $10,416                       $10,324                $ 9,750
                 $10,988                       $10,924                $10,497
Dec-01           $11,345                       $11,181                $10,589
                 $11,262                       $11,095                $10,435
                 $11,406                       $11,113                $10,234
                 $11,814                       $11,639                $10,618
                 $11,264                       $11,240                $ 9,975
                 $11,200                       $11,296                $ 9,901
Jun-02           $10,301                       $10,647                $ 9,196
                 $ 9,116                       $ 9,658                $ 8,479
                 $ 9,258                       $ 9,731                $ 8,535
                 $ 8,143                       $ 8,649                $ 7,607
                 $ 8,596                       $ 9,289                $ 8,277
                 $ 9,401                       $ 9,875                $ 8,764
Dec-02           $ 8,725                       $ 9,446                $ 8,249
                 $ 8,511                       $ 9,217                $ 8,033
                 $ 8,393                       $ 8,971                $ 7,912
                 $ 8,453                       $ 8,986                $ 7,989
                 $ 9,318                       $ 9,777                $ 8,647
                 $ 9,948                       $10,408                $ 9,103
Jun-03           $10,258                       $10,538                $ 9,219
                 $10,336                       $10,695                $ 9,382
                 $10,446                       $10,862                $ 9,565
                 $10,421                       $10,756                $ 9,463
                 $10,951                       $11,414                $ 9,998
                 $11,096                       $11,569                $10,086
Dec-03           $11,827                       $12,282                $10,615
                 $12,121                       $12,498                $10,810
                 $12,234                       $12,766                $10,960
                 $12,009                       $12,654                $10,795
                 $11,941                       $12,345                $10,626
                 $11,986                       $12,471                $10,771
Jun-04           $12,368                       $12,766                $10,981
                 $12,067                       $12,586                $10,617
                 $12,220                       $12,765                $10,660
                 $12,369                       $12,963                $10,776
                 $12,601                       $13,178                $10,940
                 $13,120                       $13,845                $11,383
Dec-04           $13,573                       $14,308                $11,770
                 $13,272                       $14,054                $11,484
                 $13,727                       $14,520                $11,725
                 $13,646                       $14,321                $11,518
                 $13,327                       $14,064                $11,299
                 $13,665                       $14,403                $11,659
Jun-05           $13,758                       $14,560                $11,675
                 $14,146                       $14,982                $12,109
                 $14,097                       $14,917                $11,999
                 $14,119                       $15,126                $12,096
                 $13,962                       $14,742                $11,894
                 $14,484                       $15,224                $12,344
Dec-05           $14,513                       $15,317                $12,349
                 $14,981                       $15,912                $12,676
                 $15,079                       $16,009                $12,710
                 $15,356                       $16,226                $12,868
                 $15,791                       $16,639                $13,041
                 $15,464                       $16,218                $12,666
Jun-06           $15,566                       $16,322                $12,683
                 $15,780                       $16,719                $12,761
                 $16,079                       $16,999                $13,065
                 $16,402                       $17,337                $13,401
                 $16,983                       $17,905                $13,838
                 $17,407                       $18,314                $14,101
                 $17,869                       $18,725                $14,299
Jan-07           $18,109                       $18,964                $14,515
                 $17,880                       $18,669                $14,231
                 $18,074                       $18,957                $14,390
                 $18,675                       $19,658                $15,028
                 $19,310                       $20,367                $15,552
Jun-07           $19,028                       $19,891                $15,294
                 $18,330                       $18,971                $14,820
                 $18,455                       $19,184                $15,042
                 $18,959                       $19,843                $15,604
                 $18,981                       $19,845                $15,853
                 $18,369                       $18,875                $15,190
Dec-07           $18,119                       $18,692                $15,085
                 $17,234                       $17,944                $14,180
                 $16,560                       $17,192                $13,719
                 $16,292                       $17,063                $13,660
                 $17,060                       $17,894                $14,325
                 $17,302                       $17,866                $14,511
Jun-08           $15,678                       $16,156                $13,287

              Summit Zenith Portfolio - Average Annual Total Return

                           1-Year    5-Year    10-Year
                           -------   ------    -------
                           -17.61%    8.85%     4.60%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

                               ------------------
                                 Portfolio Data
                               ------------------

Managers:                                                  James McGlynn
                                                           Yvonne M. Bishop
Inception Date:                                            August 15, 1984
Total Net Assets:                                          $46.79 Million
Number of Equity Holdings:                                 62
Median Cap Size:                                           $43,201 (in millions)
Average Price-to-book Ratio:                               1.62x
Average Price-to-earnings Ratio:
Summit Zenith Portfolio                                    14.2x
Russell 1000 Value Index                                   14.3x

                           --------------------------
                             Top 10 Equity Holdings
                           --------------------------

                                                                 % of net assets
                                                                 ---------------
Chevron Corp.                                                         2.74%
Wal-Mart Stores, Inc.                                                 2.57%
WellPoint, Inc.                                                       2.39%
Caterpillar, Inc.                                                     2.27%
Cisco Systems, Inc.                                                   2.26%
GlaxoSmithKline Plc                                                   2.25%
Devon Energy Corp.                                                    2.21%
ConocoPhillips                                                        2.21%
The Dow Chemical Co.                                                  2.20%
Duke Energy Corporation                                               2.16%

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                                                 19.2%
Energy                                                                     15.9%
Consumer Staples                                                            9.9%
Health Care                                                                 9.8%
Utilities                                                                   9.6%
Consumer Discretionary                                                      9.6%
Industrials                                                                 9.5%
Technology                                                                  8.6%
Materials                                                                   3.3%
Short-Term, and Other                                                       4.6%

--------------------------------------------------------------------------------

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

Summit Mutual Funds, Inc. - Pinnacle Series
ZENITH PORTFOLIO
--------------------------------------------------------------------------------

Objective - Seeks long-term appreciation of capital by investing in common stocks and other equity securities with values that are, at present, not fully recognized by the market.

Strategy - The Summit Pinnacle Zenith Portfolio (the "Portfolio") will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

Portfolio Manager's Comments

The Zenith Portfolio total return performance for the 6 month period ended June 30, 2008 was -13.48% (before the impact of any product or contract-level fees) versus -13.57% for the Russell 1000 Value Index ("benchmark") and -11.91% for the Standard & Poor's 500 Stock Index.

The year 2008 has seen a continuation of difficult financial and economic times that began in mid-2007. The demise of Countrywide Financial triggered the Federal Reserve to action in 2007, now in 2008 the Federal Reserve is providing liquidity to many financial institutions to facilitate trade and calm investor worries. In January the Federal Reserve reduced interest rates in rapid succession to signal that they were on full alert. Then in March they spearheaded JPMorgan's acquisition of the floundering Bear Stearns, signaling that interest rates wouldn't be the only tool used to prevent panic in the financial system. It seems that although the Federal Funds rate may be anchored at 2%, any action that the Federal Reserve could undertake to provide liquidity and to dampen panic would be acceptable. The moral hazard question will come up again and again, but the Federal Reserve appears to think that enough hazard has been suffered and that almost any means will be employed to bolster key institutions at this point. To reiterate - we believe that the Federal Reserve will hold the Federal Funds rate at 2% to stimulate economic growth but will not reduce the rate to forestall inflationary fears and a further weakening of he U.S. dollar. Our best guess is that the rate stays flat approximately twelve months-to let the stimulative affects work through the system. Additionally we believe that the Federal Reserve is politically astute enough to realize that as long as unemployment is rising they do not want to be blamed for job losses and will wait till unemployment stops increasing before increasing interest rates.

The optimists pointed to the Federal Reserve's rescuing of Bear Stearns as an inflection point and a sign that the worst had past. That feeling was ephemeral and lasted only till June when optimism swung to intense pessimism as energy prices continued their inexorable climb in the face of domestic weakness and as investors waited in fear for companies to report on their latest earnings and potential signs of more weakness. For financial stocks the uncertainty and weakness was compounded by the legitimate fear that they would have to raise capital at the absolutely worst time in the market. To highlight the pain the financial sector is suffering, their weighting in the S&P 500 Index once was the largest and has now slid to third behind the energy and technology sectors.

The two main questions appear to be: will energy prices retrace down to $100 barrel, and have our major financial institutions suffered enough and raised enough capital to attract investment for a market recovery?

Outlook

As mentioned in our earlier reports, the financial institutions are all tightening lending standards. The Federal Reserve is definitely serving as the lender of last resort in a major way. The difficulty of this resuscitation has been prolonged as energy prices continue to stay at unprecedented high levels. So what the Federal Reserve gives the oil-producing states takes away. As we expected monetary policy is still stimulative (i.e. the rate is lower than the inflation level) and fiscal policy is in all-out tax-cut mode. In fact after the IndyMac shutdown the regulators announced that foreclosures from that institution will be delayed as long as possible.

Contributors to Performance

Our underweighting of the Financial Services sector was the largest contributor to performance in the six month period ending June 30, 2008. We continue to remain underweighted in the sector at 22.4% vs. 27.9% for the Index. This has helped performance, despite the sector having 5 of the bottom ten contributors to return due to continued credit-market losses. The Portfolio benefited from being underweight Regional Banks and avoiding exposure to the GSEs (particularly Fannie Mae and Freddie Mac), Life Insurance, and Savings & Loan. Superior stock selection in Multi-line Insurance also boosted performance.

Producer Durables also outperformed the Index. We were underweight Conglomerates and had better stock selection with Tyco International, 3M, and General Electric. Caterpillar also performed well as strong international demand helped offset North American weakness.

Finally, Autos & Transports added to returns due to superior stock selection. Honda benefited from new car buyers trending towards the Company's smaller and more fuel efficient fleet. A position in Southwest Airlines also helped performance early in the period as it outperformed its peers as high fuel prices and a consumer slowdown hit the industry. This gain was slightly offset by the Fund's lack of exposure to Railroads.

Detractors from Performance

Healthcare was the biggest detractor from performance over the period and was attributed to the Portfolio's position in two stocks in particular, WellPoint and UnitedHealth Group. These Managed Care names were hurt by higher medical costs and lower enrollment trends than had been forecast.

The Portfolio's Technology holdings underperformed due mainly to an overweight in Communications Technology. Weakening demand and lack of pricing power weighed heavily on these shares. Investor fear of potentially reduced IT budgets, a slowdown in consumer spending, and a bid for Yahoo! weighed on Microsoft. This fear provided for an opportunity to build a position in the name. These issues were partially offset by the Portfolio's position in International Business Machines.

Results were also impacted by an underperformance in Consumer Discretionary as a slowdown in advertising hurt positions in Newspaper Publishers and Media stocks. These declines were partially offset with a stake in Wal-Mart which did well in the period as its "low price" strategy struck a chord with stretched consumers.

The financial stocks have suffered for over a year and are now approaching easier comparisons. Additionally energy prices have soared so high that demand is being destroyed and the benefit to the energy companies is not as great as in the prior year. Valuations throughout the stock market are much more compelling now that individual investors have started to panic, institutional investors are convinced the U.S is in a recession, and that earnings forecasts reflect a poor economic outlook. While it is true that many financial companies are writing down their balance sheets and other cyclically oriented companies are missing their forecasts, the Federal Reserve has begun to resort to extraordinary measures to prevent systemic damage to the economy. The Zenith Portfolio will continue to invest in companies that are temporarily out of favor and pare those which reach full valuation in the current economic environment of an accommodative Federal Reserve.

--------------------------------------------------------------------------------

-------
   4
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
ZENITH PORTFOLIO                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                          For the Six Months
                                            Ended June 30,
                                              (Unaudited)                         Year Ended December 31,
                                          ------------------------------------------------------------------------------------
                                                 2008             2007         2006         2005         2004         2003
                                          ------------------------------------------------------------------------------------
Net asset value, beginning of period        $    92.96         $   101.12   $    91.78   $    91.30   $    80.76   $    59.67
                                            ----------         ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                 0.81(1)            1.64         1.42         1.35         1.47         1.17
   Net realized and unrealized gains /
     (losses)                                   (12.83)             (0.06)       18.02         4.57        10.33        20.01
                                            ----------         ----------   ----------   ----------   ----------   ----------
Total from Investment Activities                (12.02)              1.58        19.44         5.92        11.88        21.18
                                            ----------         ----------   ----------   ----------   ----------   ----------

DISTRIBUTIONS:
   Net investment income                         (1.70)             (1.42)       (1.42)       (1.43)       (1.26)       (0.09)
   Net realized gains                            (8.00)             (8.32)       (8.68)       (4.01)          --           --
                                            ----------         ----------   ----------   ----------   ----------   ----------
Total Distributions                              (9.70)             (9.74)      (10.10)       (5.44)       (1.26)       (0.09)
                                            ----------         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period              $    71.24         $    92.96   $   101.12   $    91.78   $    91.30   $    80.76
                                            ==========         ==========   ==========   ==========   ==========   ==========
Total return                                    -13.48%              1.40%       23.12%        6.92%       14.77%       35.56%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets           0.90%(1)           0.87%        0.88%        0.89%        0.91%        0.93%
Ratio of net investment income / (loss)
   to average net assets                          1.89%(1)           1.61%        1.57%        1.49%        1.74%        1.68%
Portfolio turnover rate                          13.89%             41.99%       61.14%       57.30%       68.59%       71.70%
Net assets, end of period (000's)           $   46,788         $   58,157   $   62,428   $   52,795   $   51,864   $   47,104

(1)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            5
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                                         ZENITH PORTFOLIO
--------------------------------------------------------------------------------

JUNE 30, 2008 (Unaudited)

                                                          SHARES          VALUE
                                                       ------------------------
COMMON STOCKS - 95.4%
Consumer Discretionary - 9.6%
   CBS Corporation - Class B                              29,174   $    568,601
   Comcast Corp. - Class A                                32,000        607,040
   Gannett Co, Inc. (d)                                   24,500        530,915
   Honda Motor Co. Ltd. - ADR (d)                         23,800        809,914
   News Corp. - Class B (d)                               29,500        452,825
   Sony Corp. - ADR (d)                                   14,200        621,108
   Time Warner, Inc.                                      58,800        870,240
                                                                   ------------
                                                                      4,460,643
                                                                   ------------
Consumer Staples - 9.9%
   Altria Group, Inc.                                     14,100        289,896
   CVS Caremark Corp.                                     11,800        466,926
   Kraft Foods, Inc.                                      34,872        992,108
   Philip Morris International, Inc. (a)                  20,000        987,800
   Unilever NV - ADR (d)                                  24,800        704,320
   Wal-Mart Stores, Inc.                                  21,400      1,202,680
                                                                   ------------
                                                                      4,643,730
                                                                   ------------
Energy - 15.9%
   Anadarko Petroleum Corp.                                7,200        538,848
   BP PLC - ADR (d)                                        9,200        640,044
   Chevron Corp.                                          12,940      1,282,742
   ConocoPhillips                                         10,942      1,032,816
   Devon Energy Corp. (a)                                  8,600      1,033,376
   Marathon Oil Corp.                                     18,000        933,660
   Royal Dutch Shell PLC - ADR (d)                        12,000        980,520
   Spectra Energy Corp.                                   34,772        999,347
                                                                   ------------
                                                                      7,441,353
                                                                   ------------
Financials - 19.2%
   AllianceBernstein Holding LP                           15,200        831,136
   The Allstate Corp.                                     20,800        948,272
   American Express Co.                                    9,800        369,166
   Bank of America Corp.                                  26,484        632,173
   Bank of New York Mellon Corp                            8,649        327,192
   Capital One Financial Corp. (d)                         9,300        353,493
   Citigroup, Inc.                                        47,700        799,452
   Discover Financial Services (d)                        25,250        332,542
   Genworth Financial, Inc.                               30,500        543,205
   Hartford Financial Services Group, Inc.                10,700        690,899
   J.P. Morgan Chase & Co.                                16,904        579,976
   Legg Mason, Inc.                                       17,100        745,047
   MetLife, Inc.                                          12,800        675,456
   Morgan Stanley                                         13,600        490,552
   The Travelers Companies, Inc.                          15,500        672,700
                                                                   ------------
                                                                      8,991,261
                                                                   ------------
Health Care - 9.8%
   Covidien Ltd.                                          15,875        760,254
   GlaxoSmithKline Plc - ADR (d)                          23,800      1,052,436

                                                          SHARES          VALUE
                                                       ------------------------
Health Care - 9.8% (Continued)
   Johnson & Johnson                                      10,600   $    682,004
   Pfizer, Inc.                                           55,700        973,079
   WellPoint, Inc. (a)                                    23,500      1,120,010
                                                                   ------------
                                                                      4,587,783
                                                                   ------------
Industrials - 9.5%
   3M Co.                                                 12,400        862,916
   Boeing Co.                                              6,600        433,752
   Caterpillar, Inc.                                      14,400      1,063,008
   General Electric Co.                                   36,600        976,854
   Ingersoll-Rand Co. Ltd. - Class A                      11,700        437,931
   Tyco International Ltd.                                17,275        691,691
                                                                   ------------
                                                                      4,466,152
                                                                   ------------
Materials - 3.3%
   The Dow Chemical Co.                                   29,500      1,029,845
   Newmont Mining Corp.                                    9,600        500,736
                                                                   ------------
                                                                      1,530,581
                                                                   ------------
Technology - 8.6%
   Cisco Systems, Inc. (a)                                45,500      1,058,330
   International Business Machines Corp.                   6,200        734,886
   Microsoft Corp.                                        15,100        415,401
   Motorola, Inc.                                         85,900        630,506
   Nokia Corp. - ADR                                      20,500        502,250
   Tyco Electronics Ltd.                                  19,175        686,849
                                                                   ------------
                                                                      4,028,222
                                                                   ------------
Utilities - 9.6%
   AT&T, Inc.                                             23,400        788,346
   Citizens Communications Co. (d)                        58,800        666,792
   Duke Energy Corporation                                58,144      1,010,543
   Fairpoint Communications, Inc. (d)                        182          1,312
   Southern Co.                                           28,000        977,760
   Sprint Nextel Corp.                                    63,800        606,100
   Verizon Communications, Inc.                           12,300        435,420
                                                                   ------------
                                                                      4,486,273
                                                                   ------------
     TOTAL COMMON STOCKS
       (Cost $48,376,874)                                            44,635,998
                                                                   ------------

SHORT TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%
   Northern U.S. Government Select Money Market Fund   1,835,433      1,835,433
                                                                   ------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $1,835,433)                                              1,835,433
                                                                   ------------
Total Investments
     (Cost $50,212,307) (b) - 99.3%                                  46,471,431
Northern Institutional Liquid Assets
   Portfolio(c) - 13.9%                                               6,500,896
Liabilities in Excess of Other Assets - (13.2)%                      (6,183,939)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 46,788,388
                                                                   ============

--------------------------------------------------------------------------------
ADR   American Depository Receipt

(a)   Non-income producing security.

(b) For federal income tax purposes, cost is $50,221,291, and gross unrealized appreciation and depreciation of securities as of June 30, 2008 was $5,644,780 and ($9,394,640), respectively, with a net appreciation / (depreciation) of ($3,749,860).

(c) This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $6,403,901, $6,500,896, and $0 respectively.

(d)   All or a portion of the security is out on loan.
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   6
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
ZENITH PORTFOLIO                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                                 Investments in
Description                                                        Securities
-------------------------------------------------------------------------------
Level 1 - Quoted prices                                          $   52,972,327
Level 2 - Other significant observable inputs                                --
Level 3 - Significant unobservable inputs                                    --
                                                                 --------------
Total                                                            $   52,972,327
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            7
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                                            ZENITH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS
   Investments in securities, at value                             $ 46,471,431
   Collateral for securities loaned, at fair value                    6,500,896
   Receivables:
     Shares sold                                                        387,657
     Interest and dividends                                             105,771
   Prepaid expenses and other                                             1,766
                                                                   ------------
                                                                     53,467,521
                                                                   ------------
LIABILITIES
   Payables:
     Payable upon return of securities loaned                         6,500,896
     Shares redeemed                                                    127,271
     Advisory fees                                                       25,735
     Professional fees                                                   10,881
     Administration fees                                                  4,021
     Fund accounting fees                                                 3,765
     Custodian fees                                                       1,035
     Directors' fees                                                        292
     Other accrued expenses                                               5,237
                                                                   ------------
                                                                      6,679,133
                                                                   ------------
NET ASSETS*
   Paid-in capital                                                   49,511,795
   Accumulated undistributed net investment income / (loss)             348,399
   Accumulated net realized gain / (loss) on investments                669,070
   Net unrealized appreciation / (depreciation) on investments       (3,740,876)
                                                                   ------------
                                                                   $ 46,788,388
                                                                   ============

Investments at cost                                                $ 50,212,307
Shares authorized - Class I ($.10 par value)                         40,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                       Shares           NAV
Share Class                            Net Assets    Outstanding     Per Share
Class I                               $ 46,788,388     656,739     $     71.24

--------------------------------------------------------------------------------
* FEDERAL TAX DATA AS OF DECEMBER 31, 2007

   Undistributed ordinary income                                   $  2,317,820
   Undistributed long-term gains                                   $  3,396,772
   Unrealized appreciation                                         $  4,964,517
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
   Dividends                                                       $    713,682
   Foreign dividend taxes withheld                                       (9,048)
   Other income                                                           5,703
                                                                   ------------
                                                                        710,337
                                                                   ------------
EXPENSES
   Advisory fees                                                        163,146
   Administration fees                                                   25,491
   Professional fees                                                     11,543
   Fund accounting fees                                                  11,038
   Transfer agent fees                                                    6,946
   Directors' fees                                                        3,457
   Shareholder reporting fees                                             2,554
   Custodian fees                                                         2,134
   Other expenses                                                         2,756
                                                                   ------------
                                                                        229,065
                                                                   ------------
NET INVESTMENT INCOME / (LOSS)                                          481,272
                                                                   ------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments                            678,057
                                                                   ------------
   Net change in unrealized appreciation / (depreciation) on
     investments                                                     (8,714,377)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN / (LOSS)                            (8,036,320)
                                                                   ------------

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS            $ (7,555,048)
                                                                   ============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

     Percent of Current
       Net Asset Value
---------------------------
 Advisory    Administration
   Fee            Fee
---------------------------
  0.64%          0.10%
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   8
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
ZENITH PORTFOLIO                                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              For the
                                                                             Six Months
                                                                           Ended June 30,     Year Ended
                                                                            (Unaudited)      December 31,
                                                                           ------------------------------
                                                                                2008             2007
                                                                           ------------------------------
OPERATIONS
   Net investment income / (loss)                                          $      481,272   $   1,023,442
   Net realized gain / (loss) on investments                                      678,057       4,836,335
   Net change in unrealized appreciation / (depreciation) on investments       (8,714,377)     (4,908,004)
                                                                           --------------   -------------
                                                                               (7,555,048)        951,773
                                                                           --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                                       (1,024,470)       (876,279)
   Net realized gain on investments                                            (4,822,998)     (5,128,119)
                                                                           --------------   -------------
                                                                               (5,847,468)     (6,004,398)
                                                                           --------------   -------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                                    1,779,525       4,039,840
   Reinvestment of distributions                                                5,847,468       6,004,398
   Payments for shares redeemed                                                (5,593,582)     (9,262,372)
                                                                           --------------   -------------
                                                                                2,033,411         781,866
                                                                           --------------   -------------

NET INCREASE / (DECREASE) IN NET ASSETS                                       (11,369,105)     (4,270,759)
NET ASSETS
   Beginning of period                                                         58,157,493      62,428,252
                                                                           --------------   -------------
   End of period                                                           $   46,788,388   $  58,157,493
                                                                           ==============   =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                            $      348,399   $     891,597
                                                                           ==============   =============

----------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
   Sold                                                                            23,365          41,780
   Reinvestment of distributions                                                   77,780          63,592
   Redeemed                                                                       (70,045)        (97,071)
                                                                           --------------   -------------
     Net increase / (decrease) from fund share transactions                        31,100           8,301
                                                                           ==============   =============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                                           $    6,952,468   $  25,708,615
                                                                           --------------   -------------
                                                                           $    6,952,468   $  25,708,615
                                                                           ==============   =============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                                           $   10,738,360   $  30,683,082
                                                                           --------------   -------------
                                                                           $   10,738,360   $  30,683,082
                                                                           ==============   =============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                         $    2,450,696   $   2,319,583
   Long-term capital gains                                                      3,396,772       3,684,815
                                                                           --------------   -------------
                                                                           $    5,847,468   $   6,004,398
                                                                           ==============   =============
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            9
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
BOND PORTFOLIO
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Summit Bond Portfolio         Lehman Aggregate Bond Index

Jun-98                     $10,000                          $10,000
                           $10,035                          $10,021
                           $10,009                          $10,184
                           $10,159                          $10,423
                           $ 9,927                          $10,368
                           $10,061                          $10,427
Dec-98                     $10,087                          $10,458
                           $10,141                          $10,533
                           $ 9,978                          $10,349
                           $10,078                          $10,406
                           $10,096                          $10,439
                           $ 9,995                          $10,348
Jun-99                     $ 9,977                          $10,315
                           $ 9,949                          $10,271
                           $ 9,930                          $10,265
                           $ 9,986                          $10,385
                           $ 9,977                          $10,423
                           $ 9,984                          $10,422
Dec-99                     $ 9,975                          $10,372
                           $ 9,907                          $10,338
                           $10,013                          $10,463
                           $10,131                          $10,601
                           $10,072                          $10,571
                           $ 9,965                          $10,566
Jun-00                     $10,214                          $10,785
                           $10,316                          $10,883
                           $10,497                          $11,041
                           $10,463                          $11,111
                           $10,429                          $11,184
                           $10,554                          $11,367
Dec-00                     $10,712                          $11,578
                           $10,916                          $11,767
                           $11,053                          $11,870
                           $11,110                          $11,929
                           $11,076                          $11,880
                           $11,145                          $11,951
Jun-01                     $11,109                          $11,997
                           $11,359                          $12,265
                           $11,478                          $12,405
                           $11,418                          $12,550
                           $11,668                          $12,812
                           $11,561                          $12,636
Dec-01                     $11,442                          $12,555
                           $11,501                          $12,657
                           $11,547                          $12,780
                           $11,477                          $12,567
                           $11,679                          $12,811
                           $11,760                          $12,920
Jun-02                     $11,708                          $13,031
                           $11,750                          $13,189
                           $11,906                          $13,411
                           $11,973                          $13,629
                           $11,811                          $13,566
                           $11,921                          $13,563
Dec-02                     $12,097                          $13,843
                           $12,090                          $13,855
                           $12,302                          $14,047
                           $12,338                          $14,036
                           $12,528                          $14,152
                           $12,772                          $14,415
Jun-03                     $12,827                          $14,387
                           $12,500                          $13,903
                           $12,578                          $13,995
                           $12,966                          $14,366
                           $12,895                          $14,232
                           $12,959                          $14,266
Dec-03                     $13,091                          $14,411
                           $13,234                          $14,527
                           $13,375                          $14,684
                           $13,486                          $14,794
                           $13,139                          $14,409
                           $13,041                          $14,352
Jun-04                     $13,097                          $14,433
                           $13,233                          $14,576
                           $13,467                          $14,854
                           $13,512                          $14,894
                           $13,612                          $15,019
                           $13,528                          $14,899
Dec-04                     $13,653                          $15,036
                           $13,695                          $15,131
                           $13,672                          $15,041
                           $13,532                          $14,964
                           $13,629                          $15,167
                           $13,771                          $15,331
Jun-04                     $13,874                          $15,414
                           $13,843                          $15,274
                           $14,012                          $15,470
                           $13,860                          $15,311
                           $13,767                          $15,189
                           $13,832                          $15,257
Dec-04                     $13,945                          $15,402
                           $13,968                          $15,403
                           $14,034                          $15,454
                           $13,944                          $15,302
                           $13,962                          $15,274
                           $13,955                          $15,258
Jun-05                     $13,946                          $15,290
                           $14,159                          $15,497
                           $14,344                          $15,734
                           $14,464                          $15,872
                           $14,568                          $15,977
                           $14,733                          $16,163
Dec-05                     $14,677                          $16,069
                           $14,768                          $16,062
                           $15,011                          $16,310
                           $14,999                          $16,311
                           $15,097                          $16,399
                           $15,037                          $16,274
Jun-06                     $14,963                          $16,226
                           $14,905                          $16,362
                           $15,001                          $16,562
                           $15,130                          $16,688
                           $15,111                          $16,838
                           $15,172                          $17,140
Dec-06                     $15,186                          $17,189
                           $15,389                          $17,477
                           $15,232                          $17,502
                           $15,137                          $17,561
                           $15,110                          $17,525
                           $14,836                          $17,396
Jun-08                     $14,723                          $17,382

               Summit Bond Portfolio - Average Annual Total Return

                         1-Year      5-Year      10-Year
                         ------      ------      -------
                         -1.61%       2.80%       3.94%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

                               ------------------
                                 Portfolio Data
                               ------------------

Managers:                                                     Gary R. Rodmaker
                                                              Michael J. Schultz
                                                              D. Scott Keller
Inception Date:                                               August 15, 1984
Total Net Assets:                                             $23.60 Million
Number of Fixed
Income Holdings:                                              140
Effective Duration:                                           5.00 years
Average Maturity:                                             11.73 years
Average Credit Quality:                                       A1/A+
30-day SEC Yield:                                             5.78%

                              ---------------------
                                Quality Breakdown
                              ---------------------

                                                                (% of portfolio)
                                                                ----------------
AAA                                                                    33%
AA                                                                     14%
A                                                                      18%
BBB                                                                    20%
BB                                                                      9%
B                                                                       5%
CCC                                                                     1%

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Corporate Bonds & Notes                                                    49.4%
Mortgage & Asset Backed Securities                                         46.1%
U.S. Treasuries                                                             3.1%
Short-Term & Other                                                          1.4%

--------------------------------------------------------------------------------

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   10
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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                                                  BOND PORTFOLIO
--------------------------------------------------------------------------------

Objective - Seeks a high level of current income, as is consistent with a reasonable investment risk, by investing in long-term, fixed-income, investment-grade corporate bonds.

Strategy - The Summit Pinnacle Bond Portfolio (the "Portfolio") will invest at least 80% of its asset value in fixed income securities. The Portfolio will normally invest 75% of the value of its assets in publicly traded straight debt securities that fall within the four highest grades as rated by a national rating agency. Up to 25% of the Portfolio may be invested in below investment grade securities, convertible debt, preferred stock and other securities.

Portfolio Manager's Comments

For the six month period ended June 30, 2008, The Summit Bond Portfolio provided a total return of -3.05% (before the impact of contract or product fees and expenses) compared to +1.13% return for the Lehman Aggregate Bond Index (Index).

Short-term Treasury interest rates moved sharply lower over the period while longer interest rates remained relatively unchanged resulting in a more positively sloped yield curve as the Federal Reserve responded aggressively to declining economic and credit market conditions. The second quarter began with high hopes that the worst of the credit crunch was over and liquidity would return to the fixed income market following the aggressive Federal Reserve actions during the first quarter. Unfortunately, the effects of the credit crisis lingered and came back with a vengeance at the end of the second quarter. Investors pulled out of riskier assets near the end of June as concerns of further losses in the financial sector escalated. Also, the stock market reached yearly lows and oil prices reached record highs that only added to investor concerns.

The Treasury sector was the best performing area of the fixed income market over the past six months as investors moved to the safety of the Treasury market and shunned riskier asset classes. Agency mortgage-backed securities also provided positive incremental returns to the Bond Portfolio. Other sectors that contributed positively were energy, utility and consumer noncyclical bonds. The Portfolio's significant exposure to non-agency mortgage securities along with the underweighting of Treasury bonds relative to the Index were the major contributors to the under performance during the period. Other negative sectors included financial, telecommunications and consumer cyclical bonds.

2008 continues to be a challenging year for the financial markets. The Federal Reserve is worried about providing liquidity to a very jittery market place while at the same time balancing inflation concerns. The housing market continues to deteriorate resulting in renewed pressures throughout the economy. Interest spreads ( the interest rate difference between risk-free U.S. Treasury securities and fixed income securities of a similar duration that are exposed to credit risk, such as corporate bonds) in most sectors remain wide to historic norms but caution is needed before plunging into riskier assets at the present time. As we move into the second half of 2008, the strategy is to maintain the overweight in corporate and mortgage bonds but to continue improving the overall credit quality due to ongoing economic concerns.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            11
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS                                              BOND PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                   For the Six Months
                                                     Ended June 30,
                                                      (Unaudited)                      Year Ended December 31,
                                                   --------------------------------------------------------------------------
                                                          2008            2007       2006       2005       2004       2003
                                                   --------------------------------------------------------------------------
Net asset value, beginning of period                    $  46.22        $  47.07   $  47.07   $  48.26   $  48.41   $  47.93
                                                        --------        --------   --------   --------   --------   --------

INVESTMENT ACTIVITIES:
   Net investment income / (loss)                           1.23            2.45       2.52       2.42       1.67       3.25
   Net realized and unrealized gains / (losses)            (2.61)          (0.84)     (0.13)     (1.42)      0.36       0.56
                                                        --------        --------   --------   --------   --------   --------
Total from Investment Activities                           (1.38)           1.61       2.39       1.00       2.03       3.81
                                                        --------        --------   --------   --------   --------   --------

DISTRIBUTIONS:
   Net investment income                                   (1.37)          (2.46)     (2.39)     (2.19)     (2.18)     (3.33)
                                                        --------        --------   --------   --------   --------   --------
Total Distributions                                        (1.37)          (2.46)     (2.39)     (2.19)     (2.18)     (3.33)
                                                        --------        --------   --------   --------   --------   --------
Net asset value, end of period                          $  43.47        $  46.22   $  47.07   $  47.07   $  48.26   $  48.41
                                                        ========        ========   ========   ========   ========   ========
Total return                                               -3.05%           3.46%      5.25%      2.14%      4.29%      8.21%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(1)            0.78%(2)        0.75%      0.75%      0.75%      0.75%      0.75%
Ratio of expenses to average net assets - gross             0.88%(2)        0.82%      0.81%      0.83%      0.82%      0.81%
Ratio of net investment income / (loss) to
   average net assets                                       5.37%(2)        5.11%      5.23%      5.10%      4.05%      6.72%
Portfolio turnover rate                                    60.42%         106.51%     79.22%     32.96%     66.03%    109.52%
Net assets, end of period (000's)                       $ 23,603        $ 26,837   $ 28,349   $ 30,783   $ 36,300   $ 37,197

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   12
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
BOND PORTFOLIO                                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2008 (Unaudited)

                                                          SHARES          VALUE
                                                    ---------------------------
COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
   Avado Brands, Inc. (a) (g) (i)                          1,601   $         16
   Intermet Corp. (a) (g) (i)                              1,574          1,574
                                                                   ------------
      TOTAL COMMON STOCKS
      (Cost $61,180)                                                      1,590
                                                                   ------------
PREFERRED STOCKS - 0.0%
Consumer Discretionary - 0.0%
   ION Media Networks, Inc. 12.0% Payment-in-Kind
      Dividend (b) (g) (i)                                     1            895
                                                                   ------------
   TOTAL PREFERRED STOCKS
      (Cost $10,207)                                                        895
                                                                   ------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
ASSET BACKED SECURITIES - 7.4%
   America West Airlines, Inc. - AMBAC Insured
      Series 2005-AQ1, 5.240%, 11/25/2034           $    170,000   $    133,490
   America West Airlines, Inc.
      7.100%, 10/02/2022                                 191,898        170,789
   Banc America CMBS 2008-1
      Series 2008-1, 6.121%, 08/10/2014                  430,000        409,256
   Bank of America Credit Card
      Pool #2008-A7, 3.149%, 12/15/2014                  400,000        397,625
   Centex Home Equity
      Series 2001-B, 7.860%, 07/25/2032                   40,179         28,744
   First Franklin Mortgage
      Series 2003-FF2, 7.795%, 07/25/2033                 33,622         12,775
   JET Equipment Trust
      Series 1995-B, 7.630%, 02/15/2015 (b) (g)
         (h) (i)                                          27,324            151
   Lincoln National Corp.
      6.500%, 04/20/2017 (c)                             225,000        189,713
   SLM Student Loan Trust
      3.223%, 10/25/2014                                 400,000        400,125
                                                                   ------------
      TOTAL ASSET BACKED SECURITIES
         (Cost $1,922,294)                                            1,742,668
                                                                   ------------

CORPORATE BONDS - 49.4%
Consumer Discretionary - 5.8%
   Best Buy, Inc.
      6.750%, 07/15/2013 (b)                             150,000        151,964
   EchoStar DBS Corporation
      6.625%, 10/01/2014                                  62,000         57,350
   Expedia, Inc.
      8.500%, 07/01/2016 (b) (e)                          62,000         60,605
   Idearc, Inc.
      8.000%, 11/15/2016                                  50,000         31,438
   ION Media Networks, Inc.
      11.000%, 07/31/2013 (b) (g)                        167,909         47,015
   MDC Holdings, Inc.
      5.500%, 05/15/2013                                 150,000        144,478
   R. H. Donnelley Corp.
      6.875%, 01/15/2013 (e)                             125,000         74,375
   TCI Communications, Inc.
      8.750%, 08/01/2015                                 230,000        259,986

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
Consumer Discretionary - 5.8% (Continued)
   Thomson Reuters Corp.
      6.200%, 01/05/2012                            $    200,000   $    203,225
      5.950%, 07/15/2013                                 100,000        100,402
   Time Warner Cable, Inc.
      6.750%, 07/01/2018                                 230,000        231,525
                                                                   ------------
                                                                      1,362,363
                                                                   ------------
Consumer Staples - 1.7%
   Constellation Brands, Inc.
      7.250%, 09/01/2016 (e)                             125,000        117,500
   Del Monte Corp.
      6.750%, 02/15/2015 (e)                              62,000         59,055
   Tesco Plc
      5.500%, 11/15/2017 (b)                             230,000        223,788
                                                                   ------------
                                                                        400,343
                                                                   ------------
Energy - 6.3%
   Chesapeake Energy Corp.
      6.625%, 01/15/2016 (e)                             125,000        120,000
   Complete Production Services, Inc.
      8.000%, 12/15/2016 (e)                             125,000        124,844
   Encore Acquisition Co.
      7.250%, 12/01/2017 (e)                              75,000         73,125
   Energy Future Holdings Corp.
      1.875%, 11/01/2017 (b) (e)                         125,000        126,250
   Newfield Exploration Co.
      6.625%, 09/01/2014                                 125,000        117,500
   Peabody Energy Corp.
      7.375%, 11/01/2016 (e)                             125,000        124,687
   Petro-Canada
      6.050%, 05/15/2018                                 150,000        147,823
   Pioneer Natural Resources Co.
      6.650%, 03/15/2017 (e)                             125,000        117,311
   Plains All American Pipeline LP
      4.750%, 08/15/2009                                 250,000        249,438
   Range Resources Corp.
      7.375%, 07/15/2013 (e)                              39,000         38,903
      7.500%, 05/15/2016                                  25,000         24,906
   Suncor Energy, Inc.
      6.100%, 06/01/2018                                 230,000        230,697
                                                                   ------------
                                                                      1,495,484
                                                                   ------------
Financials - 12.5%
   AXA SA
      4.324%, 02/06/2049 (c) (g)                         450,000        288,000
   Bank of America Corp.
      5.750%, 12/01/2017                                 150,000        140,867
   Bank of New York Mellon
      4.950%, 11/01/2012                                 175,000        174,491
   Citigroup, Inc.
      5.500%, 04/11/2013                                 130,000        126,877
   ConocoPhillips Australia Funding Co.
      5.500%, 04/15/2013                                 230,000        236,889
   Credit Suisse New York
      5.000%, 05/15/2013                                 100,000         97,316
   Deutsche Bank AG
      4.875%, 05/20/2013                                 150,000        147,556

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            13
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                                           BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
Financials - 12.5% (Continued)
   Harley Davidson Funding Corp.
      6.800%, 06/15/2018 (b)                        $    200,000   $    197,607
   Health Care REIT, Inc.
      8.000%, 09/12/2012                                 250,000        251,888
   JP Morgan Chase & Co.
      4.750%, 05/01/2013                                 230,000        223,528
   Metropolitan Life Global Funding
      5.125%, 04/10/2013 (b)                             150,000        147,703
   Prime Property Fund, Inc.
      5.500%, 01/15/2014 (b)                             150,000        139,342
   Vale Overseas Ltd.
      6.250%, 01/23/2017 (e)                             225,000        217,795
   Ventas Realty LP
      7.125%, 06/01/2015 (e)                              37,000         36,121
   Wells Fargo & Co.
      4.375%, 01/31/2013                                 230,000        222,711
   WMC Finance USA Ltd.
      5.125%, 05/15/2013                                 200,000        200,149
   Xstrata Finance Canada Ltd.
      5.800%, 11/15/2016 (b)                             100,000         94,310
                                                                   ------------
                                                                      2,943,150
                                                                   ------------
Health Care - 3.2%
   Abbott Laboratories
      5.600%, 11/30/2017                                 230,000        231,995
   Bristol Myers Squibb Co.
      5.450%, 05/01/2018                                 150,000        147,970
   Community Health Systems, Inc.
      8.875%, 07/15/2015 (e)                              63,000         63,394
   DaVita, Inc.
      7.250%, 03/15/2015 (e)                              31,000         30,148
   HCA, Inc.
      9.250%, 11/15/2016                                 125,000        128,750
   Unitedhealth Group, Inc.
      6.000%, 11/15/2017 (e)                             150,000        145,193
                                                                   ------------
                                                                        747,450
                                                                   ------------
Industrials - 5.0%
   American Railcar Industries, Inc.
      7.500%, 03/01/2014                                  25,000         23,250
   Ametek, Inc.
      7.200%, 07/15/2008                                 250,000        250,199
   Aramark Corp.
      8.500%, 02/01/2015                                 100,000         98,000
   DRS Technologies, Inc.
      7.625%, 02/01/2018                                  32,000         33,840
   Hertz Corp.
      8.875%, 01/01/2014                                  50,000         45,750
   Honeywell International, Inc.
      5.300%, 03/01/2018                                 230,000        226,569
   Joy Global, Inc.
      6.000%, 11/15/2016                                 225,000        223,088
   Kansas City Southn De Mexico
      7.375%, 06/01/2014                                  50,000         48,500
   Raytheon Co.
      5.500%, 11/15/2012                                 230,000        235,850
                                                                   ------------
                                                                      1,185,046
                                                                   ------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
Information Technology - 2.9%
   Cisco Systems, Inc.
      5.500%, 02/22/2016                            $    230,000   $    232,049
   Hewlett Packard Co.
      5.500%, 03/01/2018 (e)                             150,000        146,911
   Iron Mountain, Inc.
      7.750%, 01/15/2015 (e)                              75,000         74,625
   Oracle Corp.
      5.750%, 04/15/2018                                 230,000        229,803
                                                                   ------------
                                                                        683,388
                                                                   ------------
Manufacturing - 0.4%
   Petroplus Finance Ltd
      7.000%, 05/01/2017 (b) (e)                         100,000         88,250
                                                                   ------------
Materials - 2.5%
   Chemtura Corp.
      6.875%, 06/01/2016                                  70,000         60,550
   Freeport-McMoRan Copper & Gold, Inc.
      8.375%, 04/01/2017                                 100,000        105,500
   Rio Tinto Financial USA Ltd
      5.875%, 07/15/2013                                 250,000        251,386
   Smurfit-Stone Container Enterprises, Inc.
      8.000%, 03/15/2017 (e)                             100,000         80,000
   Warnaco, Inc.
      8.875%, 06/15/2013                                 100,000        104,000
                                                                   ------------
                                                                        601,436
                                                                   ------------
Telecommunication Services - 5.9%
   America Movil SAB de CV
      5.625%, 11/15/2017                                 230,000        221,511
   AT&T, Inc.
      5.500%, 02/01/2018                                 230,000        222,872
   Citizens Communications Co.
      6.250%, 01/15/2013                                  63,000         58,433
   Directv Holdings LLC
      6.375%, 06/15/2015 (e)                              62,000         58,125
      7.625%, 05/15/2016 (b) (e)                          62,000         61,070
   Intelsat Bermuda Ltd
      11.250%, 06/15/2016                                100,000        101,250
   iPCS, Inc.
      7.481%, 05/01/2013 (c)                             175,000        157,500
   Lin Television Corp.
      6.500%, 05/15/2013 (e)                             125,000        114,375
   Qwest Communications International, Inc.
      7.500%, 02/15/2014 (c)                             125,000        118,750
   Telecom Italia Capital
      6.999%, 06/04/2018                                 230,000        231,959
   Windstream Corp.
      8.625%, 08/01/2016                                  50,000         49,875
                                                                   ------------
                                                                      1,395,720
                                                                   ------------
Utilities - 3.2%
   Edison Mission Energy
      7.500%, 06/15/2013                                 125,000        124,062
   Exelon Corp.
      6.750%, 05/01/2011                                 230,000        236,286
   FPL Group Capital, Inc.
      5.350%, 06/15/2013                                 100,000        101,358

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   14
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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
BOND PORTFOLIO                                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
Utilities - 3.2% (Continued)
   Kern River Funding Corp.
      6.676%, 07/31/2016 (b)                        $     48,062   $     49,866
   NRG Energy, Inc.
      7.250%, 02/01/2014                                  88,000         84,040
   NSTAR Electric Co.
      5.625%, 11/15/2017 (e)                             150,000        151,588
                                                                   ------------
                                                                        747,200
                                                                   ------------
      TOTAL CORPORATE BONDS
         (Cost $12,145,805)                                          11,649,830
                                                                   ------------
MORTGAGE BACKED SECURITIES - 38.7%
   Banc of America Alternative Loan Trust
      Series 2003-6, 4.750%, 08/25/2018                  266,152        157,460
      Series 2003-8, 4.750%, 10/25/2018                  112,419         67,105
   Banc of America Funding Corp.
      Series 2003-2, 6.387%, 06/25/2032                  194,173        179,386
   Banc of America Mortgage Securities
      Series 2004-7, 4.797%, 08/25/2019                  249,114        182,692
      Series 2001-4, 6.750%, 03/20/2031                  149,387        149,190
      Series 2002-G, 6.926%, 06/20/2032                   48,946         46,217
      Series 2004-6, 5.500%, 07/25/2034                  146,279        141,216
   Citicorp Mortgage Securities, Inc.
      Series 2003-10, 4.500%, 11/25/2018                 711,296        671,285
   Countrywide Home Loans
      Series 2003-58, 4.555%, 02/19/2034                 311,638        268,534
      Series 2006-6, 6.000%, 04/25/2036                  340,703        152,828
      Series 2007-5, 5.750%, 05/25/2037                  395,911        297,638
   Credit Suisse Mortgage Capital Certificates
      Pool #2007-7, 6.082%, 03/25/2038                   790,584        422,015
   Credit Suisse Mortgage Capital Corporation
      Series 2006-4, 5.752%, 05/25/2036                  212,132         96,937
   CS First Boston Mortgage Securities Corp.
      Series 2004-6, 4.756%, 09/25/2019                  240,182        132,855
   Fannie Mae Pool
      Pool #254438, 5.500%, 08/01/2009                    69,058         70,200
      Pool #555638, 5.000%, 11/01/2009                   176,288        177,907
      Pool #254643, 5.500%, 01/01/2010                   114,323        116,215
      Pool #555520, 5.500%, 02/01/2010                    35,427         36,013
      Pool #254340, 5.500%, 05/01/2012                    64,713         65,657
      Pool #545015, 6.000%, 06/01/2016                    79,276         81,566
      Pool #727360, 5.500%, 08/01/2018                   598,878        607,668
      Pool #481582, 6.500%, 02/01/2029                    40,279         41,915
   Fannie Mae REMICS
      Series 94-019, 5.000%, 01/25/2024                   53,906         54,303
      Series 2931, 5.000%, 11/15/2028                    603,582        611,780
   Freddie Mac (Gold) Pool
      Pool #E9-6460, 5.000%, 05/01/2018                   98,350         98,121
      Pool #E9-9160, 4.500%, 09/01/2018                1,490,865      1,457,507
      Pool #C7-6658, 5.000%, 02/01/2033                   72,871         70,277
      Pool #G0-1740, 5.500%, 12/01/2034                  864,454        854,864
   Ginnie Mae I Pool
      Pool #446760X 6.500%, 10/15/2028                    54,243         56,389
   GMAC Mortgage Corp Loan Trust
      Series 2004-J1, 5.250%, 04/25/2034                  97,985         97,235
   Lehman Mortgage Trust
      Series 2005-2, 5.573%, 12/25/2035                  393,177         87,598

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
MORTGAGE BACKED SECURITIES - 38.7% (Continued)
   MASTR Alternative Loans Trust
      Series 2003-2, 6.083%, 03/25/2033             $    191,811   $    117,247
   MASTR Asset Securitization Trust
      Series 2003-9, 5.500%, 10/25/2033                   47,940         47,338
   Morgan Stanley Capital I
      Series 2007-IQ14, 5.692%, 04/15/2049               300,000        282,898
   Residential Accredit Loans, Inc.
      Series 2002-QS16, 5.750%, 10/25/2017               137,776         91,904
      Series 2005-QS14, 5.250%, 09/25/2020 (i)           283,648         88,857
   Residential Funding Mortgage Securities
      Series 2003-S20, 4.750%, 12/25/2018                263,274        170,357
   Salomon Brothers Mortgage Securities VII
      Series 2003-HYB1, 4.115%, 09/25/2033               152,115        129,423
   Structured Asset Securities Corp.
      Series 2003-20, 5.393%, 07/25/2033                 275,038        200,481
   WaMu Mortgage Pass-Through Certificates
      Series 2005-AR7, 4.917%, 08/25/2035                131,033        129,690
   Washington Mutual Mortgage Pass-Through
      Certificates
      Series 2002-MS11, 5.250%, 12/25/2017               335,708        326,973
                                                                   ------------
      TOTAL MORTGAGE BACKED SECURITIES
        (Cost $10,588,126)                                            9,135,741
                                                                   ------------
U.S. TREASURY OBLIGATIONS - 3.1%
U.S. Treasury Bonds - 0.8%
      4.500%, 02/15/2036 (e)                             200,000        198,578
   U.S. Treasury Notes - 2.3%
      4.500%, 11/15/2010 (e)                             200,000        208,203
      5.125%, 06/30/2011 (e)                             200,000        212,563
      3.500%, 05/31/2013 (e)                              95,000         95,705
      4.500%, 11/15/2015                                  15,000         15,797
                                                                   ------------
                                                                        532,268
                                                                   ------------
      TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $720,181)                                                 730,846
                                                                   ------------

                                                          SHARES          VALUE
                                                    ---------------------------
SHORT TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
   Northern U.S. Government Select Money Market
      Fund                                               175,998   $    175,998
                                                                   ------------
   TOTAL SHORT TERM INVESTMENTS
        (Cost $175,998)                                                 175,998
                                                                   ------------
Total Investments
      (Cost $25,623,791) (d) - 99.3%                                 23,437,568
Northern Institutional Liquid Assets Portfolio
   (f) - 10.8%                                                        2,540,212
Other Assets in Excess of Liabilities - (10.1)%                      (2,375,085)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 23,602,695
                                                                   ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            15
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                                           BOND PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a)   Non-income producing security.

(b) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)   Variable rate security.

(d) For federal income tax purposes, cost is $25,632,137 and gross unrealized appreciation and depreciation of securities as of June 30, 2008 was $88,365 and ($2,282,934), respectively, with a net appreciation / (depreciation) of ($2,194,569).

(e)   All or a portion of the security is out on loan.

(f) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $2,652,977, $2,540,212, and $217,042, respectively.

(g) Security is considered illiquid. The aggregate value of such securities is $337,651 or 1.4% of total net assets.

(h)   Security in default.

(i)   Valued in good faith under procedures adopted by the Board of Directors.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                                  Investments in
Description                                                         Securities
--------------------------------------------------------------------------------
Level 1 - Quoted prices                                           $    3,447,056
Level 2 - Other significant observable inputs                         22,439,231
Level 3 - Significant unobservable inputs                                 91,493
                                                                  --------------
Total                                                             $   25,977,780

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                 Investments in
                                                                   Securities
-------------------------------------------------------------------------------
Balance as of 12/31/07                                           $      248,850
   Accrued discounts / premiums                                           1,139
   Realized gain (loss)                                                   1,358
   Change in unrealized appreciation (depreciation)                    (151,218)
   Net purchases (sales)                                                 (8,636)
   Transfers in and / or out of Level 3                                      --
                                                                 --------------
Balance as of 6/30/08                                            $       91,493

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   16
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
BOND PORTFOLIO                                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS
   Investments in securities, at value                             $ 23,437,568
   Collateral for securities loaned,
      at fair value                                                   2,540,212
   Receivables:
      Interest and dividends                                            253,323
      Shares sold                                                           602
   Prepaid expenses and other                                               822
                                                                   ------------
                                                                     26,232,527
                                                                   ------------
LIABILITIES
   Payables:
      Payable upon return of securities loaned                        2,540,212
      Shares redeemed                                                    60,683
      Bank overdraft                                                        105
      Professional fees                                                   8,879
      Fund accounting fees                                                5,213
      Advisory fees                                                       9,263
      Custodian fees                                                      1,516
      Directors' fees                                                       125
      Other accrued expenses                                              3,836
                                                                   ------------
                                                                      2,629,832
                                                                   ------------
NET ASSETS*
   Paid-in capital                                                   32,022,080
   Accumulated undistributed net investment
      income / (loss)                                                   117,554
   Accumulated net realized gain / (loss)
      on investments                                                 (6,350,716)
   Net unrealized appreciation / (depreciation)
      on investments                                                 (2,186,223)
                                                                   ------------
                                                                   $ 23,602,695
                                                                   ============

Investments at cost                                                $ 25,623,791
Shares authorized - Class I ($.10 par value)                         30,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                      Shares            NAV Per
Share Class                        Net Assets       Outstanding          Share
Class I                           $23,602,695         542,963            $43.47

--------------------------------------------------------------------------------
*     FEDERAL TAX DATA AS OF DECEMBER 31, 2007

Undistributed ordinary income                                      $    206,571

                            Capital Loss Carryforward
                              Expiring December 31:
--------------------------------------------------------------------------------
          2008             2009             2010          2012          2014
      ------------      ----------      ------------    ---------    ----------
      $(4,452,042)      $(119,441)      $(1,273,958)    $(75,650)    $(241,081)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
   Interest                                                        $    775,810
   Dividends                                                              5,368
   Other income                                                           7,595
                                                                   ------------
                                                                        788,773
                                                                   ------------
EXPENSES
   Advisory fees                                                         60,366
   Administration fees                                                   12,844
   Fund accounting fees                                                  15,152
   Professional fees                                                      9,660
   Transfer agent fees                                                    6,929
   Custodian fees                                                         3,241
   Directors' fees                                                        1,730
   Shareholder reporting fees                                             1,303
   Other expenses                                                         1,276
                                                                   ------------
                                                                        112,501
                                                                   ------------
   Reimbursements and waivers                                           (12,844)
                                                                         99,657
                                                                   ------------
NET INVESTMENT INCOME / (LOSS)                                          689,116

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments                           (180,189)
                                                                   ------------
   Net change in unrealized appreciation /
      (depreciation) on investments                                  (1,290,947)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                            (1,471,136)

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS            $   (782,020)
                                                                   ============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

                 Percent of Current
                   Net Asset Value
-----------------------------------------------------
  Advisory          Administration           Expense             Reimbursements
     Fee                 Fee                 Limit(1)              and Waivers
--------------------------------------------------------------------------------
    0.47%               0.10%                 0.75%               $12,844

(1) The adviser has agreed to temporarily waive administration fees for the Bond Portfolio, to the extent that the Portfolio's total expense ratio exceeds 0.75%.
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            17
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                                             BOND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              For the
                                                                             Six Months
                                                                           Ended June 30,    Year Ended
                                                                             (Unaudited)    December 31,
                                                                           -----------------------------
                                                                                2008            2007
                                                                           -----------------------------
OPERATIONS
   Net investment income / (loss)                                          $      689,116   $  1,420,945
   Net realized gain / (loss) on investments                                     (180,189)       247,103
   Net change in unrealized appreciation / (depreciation) on investments       (1,290,947)      (705,862)
                                                                           --------------   ------------
                                                                                 (782,020)       962,186
                                                                           --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                                         (778,133)    (1,448,294)
                                                                           --------------   ------------
                                                                                 (778,133)    (1,448,294)
                                                                           --------------   ------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                                    1,006,814      3,195,195
   Reinvestment of distributions                                                  778,133      1,448,294
   Payments for shares redeemed                                                (3,459,122)    (5,669,542)
                                                                           --------------   ------------
                                                                               (1,674,175)    (1,026,053)
                                                                           --------------   ------------

NET INCREASE / (DECREASE) IN NET ASSETS                                        (3,234,328)    (1,512,161)
NET ASSETS
   Beginning of period                                                         26,837,023     28,349,184
                                                                           --------------   ------------
   End of period                                                           $   23,602,695   $ 26,837,023
                                                                           ==============   ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                            $      117,554   $    206,571
                                                                           ==============   ============

--------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
   Sold                                                                            21,986         68,083
   Reinvestment of distributions                                                   17,349         31,041
   Redeemed                                                                       (76,962)      (120,796)
                                                                           --------------   ------------
      Net increase / (decrease) from fund share transactions                      (37,627)       (21,672)
                                                                           ==============   ============
TOTAL COST OF PURCHASES OF:
   Preferred and Common Stocks                                             $           --   $     10,207
   U.S. Government Securities                                                   4,841,910      9,301,044
   Corporate Bonds                                                              8,498,124     15,777,068
   Asset Backed Securities                                                      1,846,073      3,848,601
                                                                           --------------   ------------
                                                                           $   15,186,107   $ 28,936,920
                                                                           ==============   ============
TOTAL PROCEEDS FROM SALES OF:
   Preferred and Common Stocks                                             $           --   $    200,846
   U.S. Government Securities                                                   5,363,612      9,731,105
   Corporate Bonds                                                              7,407,300     17,854,017
   Asset Backed Securities                                                      3,710,174      1,966,439
                                                                           --------------   ------------
                                                                           $   16,481,086   $ 29,752,407
                                                                           ==============   ============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                         $      778,133   $  1,448,294
                                                                           --------------   ------------
                                                                           $      778,133   $  1,448,294
                                                                           ==============   ============
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   18
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                                         S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

        Summit S&P 500 Index Portfolio          S&P 500 Index
 Jun-98            $10,000                         $10,000
                   $ 9,900                         $ 9,894
                   $ 8,468                         $ 8,463
                   $ 9,007                         $ 9,005
                   $ 9,740                         $ 9,738
                   $10,333                         $10,328
 Dec-98            $10,921                         $10,923
                   $11,369                         $11,380
                   $11,016                         $11,026
                   $11,448                         $11,467
                   $11,883                         $11,911
                   $11,595                         $11,630
 Jun-99            $12,235                         $12,276
                   $11,855                         $11,892
                   $11,798                         $11,833
                   $11,475                         $11,509
                   $12,201                         $12,237
                   $12,439                         $12,486
 Dec-99            $13,162                         $13,222
                   $12,490                         $12,557
                   $12,253                         $12,320
                   $13,448                         $13,525
                   $13,046                         $13,118
                   $12,775                         $12,849
 Jun-00            $13,088                         $13,165
                   $12,880                         $12,960
                   $13,674                         $13,765
                   $12,949                         $13,038
                   $12,897                         $12,983
                   $11,877                         $11,959
 Dec-00            $11,935                         $12,018
                   $12,352                         $12,444
                   $11,219                         $11,309
                   $10,506                         $10,593
                   $11,322                         $11,416
                   $11,391                         $11,493
 Jun-01            $11,107                         $11,213
                   $10,996                         $11,103
                   $10,303                         $10,408
                   $ 9,465                         $ 9,567
                   $ 9,638                         $ 9,750
                   $10,373                         $10,497
 Dec-01            $10,456                         $10,589
                   $10,296                         $10,435
                   $10,097                         $10,234
                   $10,470                         $10,618
                   $ 9,832                         $ 9,975
                   $ 9,755                         $ 9,901
 Jun-02            $ 9,054                         $ 9,196
                   $ 8,344                         $ 8,479
                   $ 8,396                         $ 8,535
                   $ 7,481                         $ 7,607
                   $ 8,135                         $ 8,277
                   $ 8,609                         $ 8,764
 Dec-02            $ 8,099                         $ 8,249
                   $ 7,883                         $ 8,033
                   $ 7,761                         $ 7,912
                   $ 7,835                         $ 7,989
                   $ 8,475                         $ 8,647
                   $ 8,917                         $ 9,103
 Jun-03            $ 9,026                         $ 9,219
                   $ 9,183                         $ 9,382
                   $ 9,357                         $ 9,565
                   $ 9,254                         $ 9,463
                   $ 9,772                         $ 9,998
                   $ 9,854                         $10,086
 Dec-03            $10,365                         $10,615
                   $10,551                         $10,810
                   $10,694                         $10,960
                   $10,529                         $10,795
                   $10,359                         $10,626
                   $10,497                         $10,771
 Jun-04            $10,696                         $10,981
                   $10,341                         $10,617
                   $10,379                         $10,660
                   $10,486                         $10,776
                   $10,642                         $10,940
                   $11,067                         $11,383
 Dec-04            $11,440                         $11,770
                   $11,160                         $11,484
                   $11,391                         $11,725
                   $11,191                         $11,518
                   $10,976                         $11,299
                   $11,319                         $11,659
 Jun-05            $11,331                         $11,675
                   $11,746                         $12,109
                   $11,637                         $11,999
                   $11,725                         $12,096
                   $11,526                         $11,894
                   $11,957                         $12,344
 Dec-05            $11,957                         $12,349
                   $12,272                         $12,676
                   $12,302                         $12,710
                   $12,450                         $12,868
                   $12,614                         $13,041
                   $12,247                         $12,666
 Jun-05            $12,261                         $12,683
                   $12,331                         $12,761
                   $12,619                         $13,065
                   $12,940                         $13,401
                   $13,357                         $13,838
                   $13,608                         $14,101
 Dec-06            $13,794                         $14,299
                   $13,997                         $14,515
                   $13,720                         $14,231
                   $13,872                         $14,390
                   $14,479                         $15,028
                   $14,980                         $15,552
 Jun-07            $14,727                         $15,294
                   $14,267                         $14,820
                   $14,476                         $15,042
                   $15,017                         $15,604
                   $15,251                         $15,853
                   $14,610                         $15,190
 Dec-07            $14,503                         $15,085
                   $13,632                         $14,180
                   $13,186                         $13,719
                   $13,126                         $13,660
                   $13,760                         $14,325
                   $13,933                         $14,511
 Jun-08            $12,757                         $13,287

          Summit S&P 500 Index Portfolio - Average Annual Total Return

                         1-Year   5-Year   10-Year
                        ------    ------   -------
                        -13.37%    7.17%    2.46%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

                               ------------------
                                 Portfolio Data
                               ------------------

Managers:                                                  Gary R. Rodmaker
                                                           Kevin P. Aug
Inception Date:                                            December 29, 1995
Total Net Assets:                                          $249.89 Million
Number of Equity Holdings:                                 500
Median Cap Size:                                           $10,835 (in millions)
Average Price-to-book Ratio:                               2.42x

                           --------------------------
                             Top 10 Equity Holdings
                           --------------------------

                                                               (% of net assets)
                                                               -----------------
Exxon Mobil Corp.                                                     4.13%
General Electric Co.                                                  2.36%
Microsoft Corp.                                                       1.95%
Chevron Corp.                                                         1.82%
AT&T, Inc.                                                            1.77%
Procter & Gamble Co.                                                  1.65%
Johnson & Johnson                                                     1.61%
International Business Machines Corp.                                 1.44%
Apple, Inc.                                                           1.31%
ConocoPhillips                                                        1.29%

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                                     16.3%
Energy                                                                     16.0%
Financials                                                                 14.1%
Health Care                                                                11.8%
Industrials                                                                11.0%
Consumer Staples                                                           10.7%
Consumer Discretionary                                                      8.0%
Telecommunication Services                                                  3.3%
Utilities                                                                   3.9%
Materials                                                                   3.9%
Short-Term, Futures, and Other                                              1.0%

--------------------------------------------------------------------------------

                                                                         -------
                                                                            19
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

Objective - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index").

Strategy - The Summit Pinnacle S&P 500 Index Portfolio (the "Portfolio") will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers' Comments:

For the period ended June 30, 2008, the Summit S&P 500 Index Portfolio's total return was -12.04% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a -11.91% total return for the S&P 500 Index. The difference of 0.13% is referred to as "tracking error" and is largely attributed to the Portfolio's operating expenses. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

--------------------------------------------------------------------------------

-------
   20
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
S&P 500 INDEX PORTFOLIO                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                          For the Six Months
                                            Ended June 30,
                                              (Unaudited)                        Year Ended December 31,
                                          ------------------------------------------------------------------------------
                                             2008                2007        2006        2005        2004         2003
                                          ------------------------------------------------------------------------------
Net asset value, beginning of period          $   97.44       $   94.19   $   82.85   $   80.48   $   73.21     $  57.82
                                              ---------       ---------   ---------   ---------   ---------     --------

INVESTMENT ACTIVITIES:
   Net investment income / (loss)                  0.82            1.52        1.40        1.17        1.16(1)      0.81
   Net realized and unrealized gains /
      (losses)                                   (12.48)           3.31       11.19        2.39        6.41        15.17
                                              ---------       ---------   ---------   ---------   ---------     --------
Total from Investment Activities                 (11.66)           4.83       12.59        3.56        7.57        15.98
                                              ---------       ---------   ---------   ---------   ---------     --------

DISTRIBUTIONS:
   Net investment income                          (1.64)          (1.42)      (1.25)      (1.19)      (0.30)       (0.59)
   Net realized gains                             (1.07)          (0.16)         --          --          --           --
                                              ---------       ---------   ---------   ---------   ---------     --------
Total Distributions                               (2.71)          (1.58)      (1.25)      (1.19)      (0.30)       (0.59)
                                              ---------       ---------   ---------   ---------   ---------     --------
Net asset value, end of period                $   83.07       $   97.44   $   94.19   $   82.85   $   80.48     $  73.21
                                              =========       =========   =========   =========   =========     ========
Total return                                     -12.04%           5.16%      15.36%       4.52%      10.37%       27.98%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net
   assets- net (2)                                 0.39%(3)        0.39%       0.39%       0.39%       0.40%        0.52%
Ratio of expenses to average net
   assets-gross                                    0.46%(3)        0.45%       0.43%       0.49%       0.51%        0.54%
Ratio of net investment income / (loss)
   to average net assets                           1.73%(3)        1.59%       1.56%       1.49%       1.69%        1.25%
Portfolio turnover rate                            1.92%           3.28%       3.42%       5.73%       1.59%        0.84%

Net assets, end of period (000's)             $ 249,895       $ 302,821   $ 309,019   $ 290,666   $ 279,875     $ 79,766

(1)   Per share amounts are based on average shares outstanding.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            21
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                                  S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

JUNE 30, 2008 (Unaudited)

                                                          SHARES          VALUE
                                                    ---------------------------
COMMON STOCKS - 99.0%
Consumer Discretionary - 8.0%
   Abercrombie & Fitch Co. - Class A                       1,905   $    119,405
   Amazon.Com, Inc. (a)                                    6,817        499,891
   Apollo Group, Inc. - Class A (a)                        3,036        134,373
   AutoNation, Inc. (a) (c)                                2,984         29,900
   Autozone, Inc. (a) (c)                                    951        115,081
   Bed Bath & Beyond, Inc. (a) (c)                         5,791        162,727
   Best Buy Co., Inc.                                      7,663        303,455
   Big Lots, Inc. (a) (c)                                  1,847         57,700
   Black & Decker Corp. (c)                                1,381         79,421
   Carnival Corp.                                          9,648        317,998
   CBS Corporation - Class B (c)                          15,051        293,344
   Centex Corp.                                            2,824         37,757
   Clear Channel Communications, Inc.                     11,007        387,446
   Coach, Inc. (a)                                         7,561        218,362
   Comcast Corp. - Class A                                65,597      1,244,375
   D.R. Horton, Inc.                                       6,234         67,639
   Darden Restaurants, Inc. (c)                            3,103         99,110
   Dillard's, Inc. - Class A (c)                           1,310         15,157
   The DIRECTV Group, Inc. (a) (c)                        15,747        408,005
   E.W. Scripps Co. - Class A (c)                          1,973         81,958
   Eastman Kodak Co. (c)                                   6,372         91,948
   Expedia, Inc. (a)                                       4,608         84,695
   Family Dollar Stores, Inc. (c)                          3,223         64,267
   Ford Motor Co. (a) (c)                                 49,654        238,836
   Fortune Brands, Inc.                                    3,407        212,631
   GameStop Corp. - Class A (a) (c)                        3,558        143,743
   Gannett Co., Inc. (c)                                   5,079        110,062
   The Gap, Inc.                                          10,050        167,533
   General Motors Corp. (c)                               12,510        143,865
   Genuine Parts Co.                                       3,655        145,030
   The Goodyear Tire & Rubber Co. (a) (c)                  5,310         94,677
   H&R Block, Inc.                                         7,194        153,952
   Harley-Davidson, Inc. (c)                               5,273        191,199
   Harman International Industries, Inc. (c)               1,289         53,352
   Hasbro, Inc.                                            3,071        109,696
   Home Depot, Inc.                                       37,596        880,498
   IAC/InterActiveCorp (a)                                 3,994         77,004
   International Game Technology                           6,915        172,737
   Interpublic Group of Companies, Inc. (a) (c)           10,538         90,627
   J.C. Penney Co., Inc.                                   4,903        177,930
   Johnson Controls, Inc.                                 13,126        376,454
   Jones Apparel Group, Inc. (c)                           1,955         26,881
   KB Home (c)                                             1,817         30,762
   Kohl's Corp. (a)                                        6,795        272,072
   Leggett & Platt, Inc. (c)                               3,705         62,133
   Lennar Corp.                                            3,075         37,945
   Limited Brands, Inc.                                    6,635        111,800
   Liz Claiborne, Inc. (c)                                 2,283         32,304
   Lowe's Companies, Inc.                                 32,324        670,723
   Macys, Inc.                                             9,315        180,897
   Marriott International, Inc. - Class A (c)              6,651        174,522
   Mattel, Inc.                                            7,986        136,720
   McDonald's Corp.                                       25,112      1,411,797
   The McGraw-Hill Cos., Inc.                              7,136        286,296
   Meredith Corp. (c)                                        834         23,594
   The New York Times Co. - Class A (c)                    3,180         48,940
   Newell Rubbermaid, Inc.                                 6,118        102,721

                                                          SHARES          VALUE
                                                    ---------------------------
Consumer Discretionary - 8.0% (Continued)
   News Corp. - Class A                                   50,875   $    765,160
   Nike, Inc. - Class B                                    8,405        501,022
   Nordstrom, Inc. (c)                                     3,958        119,927
   Office Depot, Inc. (a)                                  6,037         66,045
   Omnicom Group, Inc.                                     7,086        318,020
   Polo Ralph Lauren Corp. (c)                             1,302         81,740
   Pulte Homes, Inc.                                       4,878         46,975
   RadioShack Corp.                                        3,006         36,884
   Sears Holdings Corp. (a) (c)                            1,550        114,173
   The Sherwin-Williams Co. (c)                            2,190        100,587
   Snap-On, Inc. (c)                                       1,275         66,313
   The Stanley Works                                       1,775         79,573
   Staples, Inc.                                          15,492        367,935
   Starbucks Corp. (a)                                    16,152        254,232
   Starwood Hotels & Resorts Worldwide, Inc.               4,162        166,771
   Target Corp.                                           17,247        801,813
   Tiffany & Co.                                           2,840        115,730
   Time Warner, Inc.                                      79,275      1,173,270
   TJX Companies, Inc.                                     9,409        296,101
   VF Corp.                                                1,940        138,089
   Viacom, Inc. - Class B (a)                             14,019        428,140
   The Walt Disney Co.                                    42,208      1,316,890
   The Washington Post Co. - Class B                         129         75,710
   Wendy's International, Inc. (c)                         1,932         52,589
   Whirlpool Corp. (c)                                     1,672        103,213
   Wyndham Worldwide Corp.                                 3,913         70,082
   Yum! Brands, Inc.                                      10,509        368,761
                                                                   ------------
                                                                     20,089,692
                                                                   ------------

Consumer Staples - 10.7%
   Altria Group, Inc.                                     46,398        953,943
   Anheuser-Busch Companies, Inc.                         15,805        981,807
   Archer-Daniels-Midland Co.                             14,227        480,161
   Avon Products, Inc.                                     9,437        339,921
   Brown-Forman Corp. - Class B (c)                        1,865        140,938
   Campbell Soup Co.                                       4,774        159,738
   Clorox Co.                                              3,070        160,254
   The Coca-Cola Co.                                      44,255      2,300,375
   Coca-Cola Enterprises, Inc.                             6,359        110,011
   Colgate-Palmolive Co.                                  11,269        778,688
   ConAgra Foods, Inc.                                    10,781        207,858
   Constellation Brands, Inc. - Class A (a)                4,289         85,179
   Costco Wholesale Corp.                                  9,611        674,115
   CVS Caremark Corp.                                     31,645      1,252,193
   Dean Foods Co. (a)                                      3,431         67,316
   The Estee Lauder Companies, Inc. (c)                    2,524        117,240
   General Mills, Inc.                                     7,443        452,311
   The Hershey Co. (c)                                     3,719        121,909
   HJ Heinz Co.                                            6,965        333,275
   Kellogg Co. (c)                                         5,623        270,016
   Kimberly-Clark Corp.                                    9,288        555,237
   Kraft Foods, Inc.                                      33,586        955,522
   The Kroger Co.                                         14,657        423,148
   Lorillard, Inc.                                         3,853        266,494
   McCormick & Co., Inc. (c)                               2,828        100,846
   Molson Coors Brewing Co. - Class B                      3,100        168,423
   Pepsi Bottling Group, Inc.                              2,999         83,732
   PepsiCo, Inc.                                          35,138      2,234,425

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   22
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
S&P 500 INDEX PORTFOLIO                                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Consumer Staples - 10.7% (Continued)
   Philip Morris International, Inc. (a)                  46,730   $  2,307,995
   Procter & Gamble Co.                                   67,636      4,112,945
   Reynolds American, Inc. (c)                             3,783        176,553
   Safeway, Inc.                                           9,732        277,849
   Sara Lee Corp.                                         15,739        192,803
   Supervalu, Inc.                                         4,675        144,411
   Sysco Corp.                                            13,340        366,983
   Tyson Foods, Inc. - Class A                             6,210         92,777
   UST, Inc. (c)                                           3,304        180,431
   Walgreen Co.                                           21,916        712,489
   Wal-Mart Stores, Inc.                                  51,548      2,896,998
   Whole Foods Market, Inc. (c)                            3,084         73,060
   WM Wrigley Jr. Co.                                      4,784        372,099
                                                                   ------------
                                                                     26,682,468
                                                                   ------------
Energy - 16.0%
   Anadarko Petroleum Corp.                               10,347        774,369
   Apache Corp.                                            7,390      1,027,210
   Baker Hughes, Inc.                                      6,839        597,318
   BJ Services Co.                                         6,476        206,843
   Cabot Oil & Gas Corp.                                   2,166        146,703
   Cameron International Corporation (a)                   4,826        267,119
   Chesapeake Energy Corp.                                10,646        702,210
   Chevron Corp.                                          45,823      4,542,434
   ConocoPhillips                                         34,172      3,225,495
   Consol Energy, Inc.                                     4,035        453,413
   Devon Energy Corp.                                      9,884      1,187,661
   El Paso Corp.                                          15,488        336,709
   ENSCO International, Inc.                               3,182        256,915
   EOG Resources, Inc.                                     5,501        721,731
   Exxon Mobil Corp.                                     117,055     10,316,057
   Halliburton Co.                                        19,327      1,025,684
   Hess Corp.                                              6,225        785,533
   Marathon Oil Corp.                                     15,666        812,595
   Murphy Oil Corp.                                        4,194        411,222
   Nabors Industries Ltd. (a) (c)                          6,203        305,374
   National Oilwell Varco, Inc. (a)                        9,198        816,047
   Noble Energy, Inc.                                      3,798        381,927
   Noble Corp.                                             5,937        385,668
   Occidental Petroleum Corp.                             18,179      1,633,565
   Peabody Energy Corp. (c)                                5,992        527,596
   Range Resources Corp.                                   3,423        224,343
   Rowan Companies, Inc.                                   2,461        115,052
   Schlumberger Ltd.                                      26,432      2,839,590
   Smith International, Inc.                               4,439        369,058
   Southwestern Energy Co. (a)                             7,566        360,217
   Spectra Energy Corp.                                   13,974        401,613
   Sunoco, Inc. (c)                                        2,600        105,794
   Tesoro Corp. (c)                                        3,143         62,137
   Transocean, Inc. (a)                                    7,065      1,076,635
   Valero Energy Corp.                                    11,709        482,177
   Weatherford International Ltd. (a)                     14,998        743,751
   Williams Companies, Inc.                               12,929        521,168
   XTO Energy, Inc.                                       11,280        772,793
                                                                   ------------
                                                                     39,921,726
                                                                   ------------
Financials - 14.1%
   ACE Ltd.                                                7,375        406,289
   Aflac, Inc.                                            10,496        659,149
   The Allstate Corp.                                     12,202        556,289

                                                          SHARES          VALUE
                                                    ---------------------------
Financials - 14.1% (Continued)
   American Capital Strategies Ltd. (c)                    4,495   $    106,846
   American Express Co.                                   25,664        966,763
   American International Group, Inc.                     59,539      1,575,402
   Ameriprise Financial, Inc.                              4,922        200,178
   AON Corp.                                               6,618        304,031
   Apartment Investment & Management Co. (c)               1,988         67,711
   Assurant, Inc.                                          2,116        139,571
   Avalonbay Communities, Inc. (c)                         1,699        151,483
   Bank of America Corp.                                  98,647      2,354,704
   The Bank Of New York Mellon Corp.                      25,340        958,612
   BB&T Corp. (c)                                         12,075        274,948
   Boston Properties, Inc.                                 2,641        238,271
   Capital One Financial Corp. (c)                         8,243        313,316
   CB Richard Ellis Group, Inc. - Class A (a) (c)          3,940         75,648
   The Charles Schwab Corp.                               20,573        422,569
   Chubb Corp.                                             8,097        396,834
   Cincinnati Financial Corp.                              3,657         92,888
   CIT Group, Inc.                                         6,391         43,523
   Citigroup, Inc.                                       120,610      2,021,424
   CME Group, Inc.                                         1,208        462,893
   Comerica, Inc. (c)                                      3,328         85,297
   Countrywide Financial Corp. (c)                        13,003         55,263
   Developers Diversified Realty Corp. (c)                 2,640         91,634
   Discover Financial Services                            10,739        141,433
   E*Trade Financial Corp. (a) (c)                         9,717         30,511
   Equity Residential                                      5,960        228,089
   Fannie Mae                                             23,579        460,026
   Federated Investors, Inc. - Class B                     1,961         67,498
   Fifth Third Bancorp (c)                                12,734        129,632
   First Horizon National Corp.                            4,232         31,444
   Franklin Resources, Inc.                                3,477        318,667
   Freddie Mac                                            14,278        234,159
   General Growth Properties, Inc. (c)                     5,896        206,537
   Genworth Financial, Inc.                                9,570        170,442
   Goldman Sachs Group, Inc.                               8,733      1,527,402
   Hartford Financial Services Group, Inc.                 6,940        448,116
   HCP, Inc.                                               5,181        164,808
   Host Hotels & Resorts, Inc.                            11,571        157,944
   Hudson City Bancorp, Inc.                              11,456        191,086
   Huntington Bancshares, Inc. (c)                         8,396         48,445
   IntercontinentalExchange, Inc. (a)                      1,551        176,814
   Janus Capital Group, Inc.                               3,246         85,922
   JPMorgan Chase & Co.                                   76,500      2,624,715
   KeyCorp                                                10,756        118,101
   Kimco Realty Corp.                                      5,590        192,967
   Legg Mason, Inc.                                        3,127        136,243
   Lehman Brothers Holdings, Inc. (c)                     15,434        305,747
   Leucadia National Corp.                                 3,918        183,911
   Lincoln National Corp.                                  5,745        260,363
   Loews Corp. (c)                                         8,021        376,185
   M&T Bank Corp. (c)                                      1,703        120,130
   Marsh & McLennan Companies, Inc.                       11,334        300,918
   Marshall & Ilsley Corp. (c)                             5,896         90,386
   MBIA, Inc. (c)                                          4,768         20,931
   Merrill Lynch & Co., Inc. (c)                          21,829        692,198
   MetLife, Inc.                                          15,736        830,389
   MGIC Investment Corp. (c)                               2,858         17,462
   Moody's Corp. (c)                                       4,546        156,564
   Morgan Stanley                                         24,528        884,725

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            23
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                                  S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Financials - 14.1% (Continued)
   National City Corp. (c)                                17,269   $     82,373
   Northern Trust Corp.                                    4,244        291,011
   NYSE Euronext (c)                                       5,858        296,766
   Plum Creek Timber Co., Inc. (c)                         3,784        161,615
   PNC Financial Services Group, Inc.                      7,662        437,500
   Principal Financial Group, Inc.                         5,711        239,691
   The Progressive Corp.                                  15,000        280,800
   Prologis                                                5,808        315,665
   Prudential Financial, Inc.                              9,659        577,029
   Public Storage, Inc.                                    2,754        222,496
   Regions Financial Corp. (c)                            15,337        167,327
   Safeco Corp.                                            1,984        133,245
   Simon Property Group, Inc.                              4,979        447,562
   SLM Corp. (a)                                          10,312        199,537
   Sovereign Bancorp, Inc. (c)                            10,839         79,775
   State Street Corp.                                      9,451        604,769
   SunTrust Banks, Inc.                                    7,755        280,886
   T. Rowe Price Group, Inc. (c)                           5,753        324,872
   Torchmark Corp.                                         2,011        117,945
   The Travelers Companies, Inc.                          13,397        581,430
   Unum Group                                              7,671        156,872
   U.S. Bancorp                                           38,561      1,075,466
   Vornado Realty Trust                                    2,984        262,592
   Wachovia Corp.                                         47,360        735,501
   Washington Mutual, Inc. (c)                            23,407        115,396
   Wells Fargo & Co. (c)                                  73,167      1,737,716
   XL Capital Ltd. - Class A (c)                           3,932         80,842
   Zions Bancorporation (c)                                2,369         74,600
                                                                   ------------
                                                                     35,233,725
                                                                   ------------

Health Care - 11.8%
   Abbott Laboratories                                    34,167      1,809,826
   Aetna, Inc.                                            10,740        435,292
   Allergan, Inc.                                          6,762        351,962
   AmerisourceBergen Corp.                                 3,594        143,724
   Amgen, Inc. (a)                                        24,119      1,137,452
   Applera Corp. - Applied Biosystems Group                3,701        123,909
   Barr Pharmaceuticals, Inc. (a)                          2,447        110,311
   Baxter International, Inc.                             13,899        888,702
   Becton, Dickinson & Co.                                 5,395        438,614
   Biogen Idec, Inc. (a)                                   6,492        362,838
   Boston Scientific Corp. (a)                            29,705        365,074
   Bristol-Myers Squibb Co.                               43,764        898,475
   C.R. Bard, Inc.                                         2,218        195,073
   Cardinal Health, Inc.                                   7,883        406,605
   Celgene Corp. (a)                                       9,615        614,110
   Cigna Corp.                                             6,193        219,170
   Coventry Health Care, Inc. (a)                          3,417        103,945
   Covidien Ltd.                                          11,023        527,891
   Eli Lilly & Co.                                        21,866      1,009,335
   Express Scripts, Inc. (a)                               5,588        350,479
   Forest Laboratories, Inc. (a)                           6,752        234,565
   Genzyme Corp. (a)                                       5,915        425,998
   Gilead Sciences, Inc. (a)                              20,436      1,082,086
   Hospira, Inc. (a)                                       3,508        140,706
   Humana, Inc. (a)                                        3,762        149,615
   IMS Health, Inc.                                        4,017         93,596
   Intuitive Surgical, Inc. (a)                              854        230,068
   Johnson & Johnson                                      62,434      4,017,004
   King Pharmaceuticals, Inc. (a)                          5,611         58,747

                                                          SHARES          VALUE
                                                    ---------------------------
Health Care - 11.8% (Continued)
   Laboratory Corp. of America Holdings (a) (c)            2,443   $    170,106
   McKesson Corp.                                          6,143        343,455
   Medco Health Solutions, Inc. (a)                       11,225        529,820
   Medtronic, Inc.                                        24,880      1,287,540
   Merck & Co., Inc.                                      47,554      1,792,310
   Millipore Corp. (a) (c)                                 1,248         84,689
   Mylan, Inc. (c)                                         6,839         82,547
   Patterson Companies, Inc. (a) (c)                       2,933         86,201
   PerkinElmer, Inc.                                       2,601         72,438
   Pfizer, Inc.                                          149,877      2,618,351
   Quest Diagnostics, Inc.                                 3,476        168,482
   Schering-Plough Corp.                                  35,843        705,749
   St. Jude Medical, Inc. (a)                              7,507        306,886
   Stryker Corp.                                           5,271        331,440
   Tenet Healthcare Corp. (a) (c)                         10,871         60,443
   Thermo Fisher Scientific, Inc. (a)                      9,253        515,670
   UnitedHealth Group, Inc.                               27,221        714,551
   Varian Medical Systems, Inc. (a)                        2,779        144,091
   Waters Corp. (a) (c)                                    2,210        142,545
   Watson Pharmaceuticals, Inc. (a)                        2,352         63,904
   Wellpoint, Inc. (a)                                    11,657        555,573
   Wyeth                                                  29,569      1,418,129
   Zimmer Holdings, Inc. (a)                               5,155        350,798
                                                                   ------------
                                                                     29,470,890
                                                                   ------------

Industrials - 11.0%
   3M Co.                                                 15,642      1,088,527
   Allied Waste Industries, Inc. (a)                       7,620         96,164
   Avery Dennison Corp. (c)                                2,406        105,696
   Boeing Co.                                             16,648      1,094,107
   Burlington Northern Santa Fe Corp.                      6,495        648,786
   C.H. Robinson Worldwide, Inc. (c)                       3,788        207,734
   Caterpillar, Inc.                                      13,620      1,005,428
   Cintas Corp. (c)                                        2,963         78,549
   Cooper Industries Ltd. - Class A                        3,897        153,931
   CSX Corp.                                               8,970        563,406
   Cummins, Inc.                                           4,470        292,874
   Danaher Corp.                                           5,629        435,122
   Deere & Co.                                             9,547        688,625
   Dover Corp.                                             4,244        205,282
   Eaton Corp.                                             3,625        308,016
   Emerson Electric Co.                                   17,297        855,337
   Equifax, Inc. (c)                                       2,866         96,355
   Expeditors International Washington, Inc.               4,712        202,616
   FedEx Corp.                                             6,836        538,608
   Fluor Corp.                                             1,960        364,717
   General Dynamics Corp.                                  8,828        743,318
   General Electric Co.                                  220,750      5,891,817
   Goodrich Corp.                                          2,765        131,227
   Honeywell International, Inc.                          16,454        827,307
   Illinois Tool Works, Inc.                               8,852        420,559
   Ingersoll-Rand Company Ltd. - Class A                   7,024        262,908
   ITT Corp.                                               4,014        254,207
   Jacobs Engineering Group, Inc. (a)                      2,682        216,437
   L-3 Communications Holdings, Inc.                       2,705        245,803
   Lockheed Martin Corp.                                   7,483        738,273
   Manitowoc Co. (c)                                       2,920         94,988
   Masco Corp. (c)                                         8,064        126,847
   Monster Worldwide, Inc. (a) (c)                         2,776         57,213
   Norfolk Southern Corp.                                  8,316        521,164

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   24
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
S&P 500 INDEX PORTFOLIO                                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Industrials - 11.0% (Continued)
   Northrop Grumman Corp.                                  7,578   $    506,968
   Paccar, Inc. (c)                                        8,104        338,990
   Pall Corp.                                              2,656        105,390
   Parker Hannifin Corp.                                   3,725        265,667
   Pitney Bowes, Inc.                                      4,667        159,145
   Precision Castparts Corp.                               3,070        295,856
   Raytheon Co.                                            9,371        527,400
   Robert Half International, Inc. (c)                     3,512         84,183
   Rockwell Automation, Inc.                               3,280        143,434
   Rockwell Collins, Inc.                                  3,589        172,128
   RR Donnelley & Sons Co.                                 4,752        141,087
   Ryder System, Inc.                                      1,284         88,442
   Southwest Airlines Co.                                 16,259        212,017
   Terex Corp. (a)                                         2,246        115,377
   Textron, Inc.                                           5,498        263,519
   Tyco International Ltd.                                10,723        429,349
   Union Pacific Corp.                                    11,448        864,324
   United Parcel Service, Inc. - Class B                  22,616      1,390,206
   United Technologies Corp.                              21,560      1,330,252
   W.W. Grainger, Inc.                                     1,441        117,874
   Waste Management, Inc.                                 10,871        409,945
                                                                   ------------
                                                                     27,523,501
                                                                   ------------

Information Technology - 16.3%
   Adobe Systems, Inc. (a)                                11,756        463,069
   Advanced Micro Devices, Inc. (a) (c)                   13,728         80,034
   Affiliated Computer Services, Inc. - Class
      A (a)                                                2,176        116,394
   Agilent Technologies, Inc. (a)                          7,978        283,538
   Akamai Technologies, Inc. (a) (c)                       3,695        128,549
   Altera Corp.                                            6,642        137,489
   Analog Devices, Inc.                                    6,498        206,441
   Apple, Inc. (a)                                        19,532      3,270,438
   Applied Materials, Inc.                                29,915        571,077
   Autodesk, Inc. (a)                                      4,961        167,731
   Automatic Data Processing, Inc.                        11,553        484,071
   BMC Software, Inc. (a) (c)                              4,248        152,928
   Broadcom Corp. - Class A (a)                            9,909        270,417
   CA, Inc.                                                8,627        199,197
   Ciena Corp. (a)                                         1,925         44,602
   Cisco Systems, Inc. (a)                               130,867      3,043,966
   Citrix Systems, Inc. (a)                                4,095        120,434
   Cognizant Technology Solutions Corp. - Class
      A (a)                                                6,375        207,251
   Computer Sciences Corp. (a)                             3,323        155,649
   Compuware Corp. (a)                                     6,067         57,879
   Convergys Corp. (a)                                     2,737         40,672
   Corning, Inc.                                          34,807        802,301
   Dell, Inc. (a)                                         44,772        979,611
   eBay, Inc. (a)                                         24,489        669,284
   Electronic Arts, Inc. (a)                               7,001        311,054
   Electronic Data Systems Corp.                          11,256        277,348
   EMC Corp. (a)                                          45,798        672,773
   Fidelity National Information Services, Inc.            3,846        141,956
   Fiserv, Inc. (a)                                        3,635        164,920
   Google, Inc. - Class A (a)                              5,149      2,710,537
   Hewlett-Packard Co.                                    54,636      2,415,458
   Intel Corp.                                           126,899      2,725,791
   International Business Machines Corp.                  30,428      3,606,631
   Intuit, Inc. (a)                                        7,112        196,078
   Jabil Circuit, Inc.                                     4,601         75,502
   JDS Uniphase Corp. (a) (c)                              4,991         56,698

                                                          SHARES          VALUE
                                                    ---------------------------
Information Technology - 16.3% (Continued)
   Juniper Networks, Inc. (a)                             11,576   $    256,756
   KLA-Tencor Corp.                                        3,760        153,070
   Lexmark International, Inc. - Class A (a) (c)           2,100         70,203
   Linear Technology Corp.                                 4,886        159,137
   LSI Corp. (a)                                          14,122         86,709
   MEMC Electronic Materials, Inc. (a)                     5,050        310,777
   Microchip Technology, Inc. (c)                          4,174        127,474
   Micron Technology, Inc. (a)                            17,114        102,684
   Microsoft Corp.                                       177,442      4,881,429
   Molex, Inc.                                             3,189         77,844
   Motorola, Inc.                                         49,880        366,119
   National Semiconductor Corp.                            4,782         98,222
   NetApp, Inc. (a)                                        7,592        164,443
   Novell, Inc. (a)                                        8,012         47,191
   Novellus Systems, Inc. (a) (c)                          2,312         48,991
   Nvidia Corp. (a)                                       12,284        229,956
   Oracle Corp. (a)                                       87,878      1,845,438
   Paychex, Inc.                                           7,154        223,777
   QLogic Corp. (a)                                        2,969         43,318
   Qualcomm, Inc.                                         35,861      1,591,153
   SanDisk Corp. (a) (c)                                   5,063         94,678
   Sun Microsystems, Inc. (a)                             17,534        190,770
   Symantec Corp. (a)                                     18,715        362,135
   Tellabs, Inc. (a) (c)                                   9,161         42,599
   Teradata Corp. (a)                                      4,072         94,226
   Teradyne, Inc. (a)                                      3,982         44,081
   Texas Instruments, Inc.                                29,321        825,679
   Total System Services, Inc.                             4,395         97,657
   Tyco Electronics Ltd.                                  10,590        379,334
   Unisys Corp. (a)                                        7,990         31,561
   VeriSign, Inc. (a) (c)                                  4,296        162,389
   The Western Union Co.                                  16,393        405,235
   Xerox Corp.                                            19,919        270,102
   Xilinx, Inc. (c)                                        6,187        156,222
   Yahoo!, Inc. (a)                                       30,480        629,717
                                                                   ------------
                                                                     40,678,844
                                                                   ------------
Materials - 3.9%
   Air Products & Chemicals, Inc.                          4,667        461,380
   Alcoa, Inc.                                            17,998        641,089
   Allegheny Technologies, Inc. (c)                        2,232        132,313
   Ashland, Inc.                                           1,270         61,214
   Ball Corp. (c)                                          2,156        102,927
   Bemis Co. (c)                                           2,307         51,723
   The Dow Chemical Co.                                   20,613        719,600
   Eastman Chemical Co. (c)                                1,689        116,304
   Ecolab, Inc.                                            3,878        166,715
   EI Du Pont de Nemours & Co.                            19,954        855,827
   Freeport-McMoRan Copper & Gold, Inc. -
      Class B                                              8,490        994,943
   Hercules, Inc.                                          2,573         43,561
   International Flavors & Fragrances, Inc.                1,831         71,519
   International Paper Co.                                 9,454        220,278
   Massey Energy Co. (c)                                   1,783        167,156
   MeadWestvaco Corp. (c)                                  3,942         93,977
   Monsanto Co.                                           12,157      1,537,131
   Newmont Mining Corp. (c)                               10,022        522,747
   Nucor Corp. (c)                                         6,918        516,567
   Pactiv Corp. (a)                                        2,882         61,185
   PPG Industries, Inc.                                    3,621        207,737
   Praxair, Inc.                                           6,924        652,518

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            25
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                                  S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Materials - 3.9% (Continued)
   Rohm & Haas Co.                                         2,772   $    128,732
   Sealed Air Corp.                                        3,572         67,904
   Sigma-Aldrich Corp.                                     2,860        154,040
   Titanium Metals Corp. (c)                               2,040         28,540
   United States Steel Corp.                               2,605        481,352
   Vulcan Materials Co. (c)                                2,396        143,233
   Weyerhaeuser Co.                                        4,632        236,880
                                                                   ------------
                                                                      9,639,092
                                                                   ------------
Telecommunication Services - 3.3%
   American Tower Corp. - Class A (a)                      8,786        371,209
   AT&T, Inc. (e)                                        131,617      4,434,177
   CenturyTel, Inc.                                        2,420         86,128
   Citizens Communications Co. (c)                         7,244         82,147
   Embarq Corp.                                            3,269        154,526
   Qwest Communications International, Inc. (c)           33,980        133,541
   Sprint Nextel Corp.                                    63,030        598,785
   Verizon Communications, Inc.                           63,153      2,235,616
   Windstream Corp. (c)                                   10,033        123,807
                                                                   ------------
                                                                      8,219,936
                                                                   ------------
Utilities - 3.9%
   The AES Corp. (a)                                      14,798        284,270
   Allegheny Energy, Inc. (c)                              3,696        185,207
   Ameren Corp. (c)                                        4,614        194,849
   American Electric Power Co., Inc.                       8,848        355,955
   Centerpoint Energy, Inc.                                7,371        118,305
   CMS Energy Corp. (c)                                    5,162         76,914
   Consolidated Edison, Inc. (c)                           6,013        235,048
   Constellation Energy Group, Inc.                        3,933        322,899
   Dominion Resources, Inc.                               12,805        608,109
   DTE Energy Co. (c)                                      3,607        153,081
   Duke Energy Corporation                                27,910        485,076
   Dynegy, Inc. - Class A (a) (c)                         11,139         95,238
   Edison International                                    7,202        370,039
   Entergy Corp.                                           4,225        509,028
   Exelon Corp.                                           14,533      1,307,389
   FirstEnergy Corp.                                       6,738        554,740
   FPL Group, Inc.                                         9,006        590,614
   Integrys Energy Group, Inc. (c)                         1,690         85,903
   Nicor, Inc. (c)                                         1,024         43,612
   NiSource, Inc. (c)                                      6,059        108,577
   Pepco Holdings, Inc.                                    4,500        115,425

                                                          SHARES          VALUE
                                                    ---------------------------
Utilities - 3.9% (Continued)
   PG&E Corp.                                              7,863   $    312,082
   Pinnacle West Capital Corp. (c)                         2,281         70,186
   PPL Corp.                                               8,255        431,489
   Progress Energy, Inc.                                   5,751        240,564
   Public Service Enterprise Group, Inc.                  11,240        516,253
   Questar Corp.                                           3,820        271,373
   Sempra Energy                                           5,546        313,072
   Southern Co.                                           16,997        593,535
   TECO Energy, Inc. (c)                                   4,664        100,229
   Xcel Energy, Inc.                                       9,485        190,364
                                                                   ------------
                                                                      9,839,425
                                                                   ------------

      TOTAL COMMON STOCKS
         (Cost $192,628,318)                                        247,299,299
                                                                   ------------
SHORT TERM INVESTMENTS (e) - 0.9%
Money Market Funds - 0.8%
   Northern U.S. Government Select Money
      Market Fund                                      1,928,987      1,928,987
                                                                   ------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
U.S. Treasury Bills - 0.1%
      1.519%, 07/31/2008                            $    250,000   $    249,662
      1.774%, 07/31/2008                                 200,000        199,729
                                                                   ------------
      TOTAL SHORT TERM INVESTMENTS
         (Cost $2,378,378)                                            2,378,378
                                                                   ------------
Total Investments (Cost $195,006,696)
   (b) - 99.9%                                                      249,677,677
Northern Institutional Liquid Assets Portfolio
   (d) - 7.2%                                                        17,930,504
Liabilities in Excess of Other Assets - (7.1)%                      (17,713,422)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $249,894,759
                                                                   ============

--------------------------------------------------------------------------------
(a)   Non-income producing security.

(b) For federal income tax purposes, cost is $195,636,014 and gross unrealized appreciation and depreciation of securities as of June 30, 2008 was $84,928,561, and ($30,886,898) respectively, with a net appreciation / (depreciation) of $54,041,663.

(c)   All or a portion of the security is out on loan.

(d) This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $17,776,973, $17,930,504, and $411,187, respectively.

(e) Securities and other assets with an aggregate value of $2,562,200 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of June 30, 2008:

                                                                   Unrealized
                                                                  Appreciation/
Type                                                 Contracts   (Depreciation)
--------------------------------------------------------------------------------
S&P 500 E-Mini Futures (09/08)                           5         ($3,602)
S&P 500 Futures (09/08)                                  7         ($109,933)
--------------------------------------------------------------------------------

The accompanying notes are in integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   26
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
S&P 500 INDEX PORTFOLIO                                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

            FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                Investments in  Other Financial
Description                                       Securities     Instruments *
--------------------------------------------------------------------------------
Level 1 - Quoted prices                         $  267,608,181  $      (113,535)
Level 2 - Other significant observable inputs               --               --
Level 3 - Significant unobservable inputs                   --               --
                                                -------------------------------
Total                                           $  267,608,181  $      (113,535)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation / (depreciation) on the instrument.
--------------------------------------------------------------------------------

The accompanying notes are in integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            27
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                                     S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS
   Investments in securities, at value                            $ 249,677,677
   Collateral for securities loaned,
     at fair value                                                   17,930,504
   Cash                                                                      12
   Receivables:
     Shares sold                                                        131,795
     Interest and dividends                                             336,690
     Variation margin                                                       495
   Prepaid expenses and other                                             9,006
                                                                  -------------
                                                                    268,086,179
                                                                  -------------
LIABILITIES
   Payables:
     Payable upon return of securities loaned                        17,930,504
     Shares redeemed                                                    113,315
     Advisory fees                                                       45,319
     Professional fees                                                   25,072
     Administration fees                                                 21,665
     Royalty fees                                                        16,500
     Fund accounting fees                                                10,726
     Directors' fees                                                      1,053
     Custodian fees                                                      10,187
     Other accrued expenses                                              17,079
                                                                  -------------
                                                                     18,191,420
                                                                  -------------
NET ASSETS*
   Paid-in capital                                                  193,858,406
   Accumulated undistributed net investment
     income / (loss)                                                  1,447,526
   Accumulated net realized gain / (loss)
     on investments and futures contracts                                31,381
   Net unrealized appreciation / (depreciation)
     on investments and futures contracts                            54,557,446
                                                                  -------------
                                                                  $ 249,894,759
                                                                  =============

Investments at cost                                               $ 195,006,696
Shares authorized - Class I ($.10 par value)                         20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                     Shares            NAV
Share Class                         Net Assets     Outstanding      Per Share
  Class I                         $ 249,894,759     3,008,279     $       83.07

--------------------------------------------------------------------------------
* FEDERAL TAX DATA AS OF DECEMBER 31, 2007

   Undistributed ordinary income                                  $   4,029,732
   Undistributed long-term gains                                  $   3,207,788
   Unrealized appreciation                                        $  92,224,929
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
   Interest                                                       $       3,283
   Dividends                                                          2,820,842
   Foreign dividend taxes withheld                                         (159)
   Other income                                                          30,901
                                                                  -------------
                                                                      2,854,867
                                                                  -------------
EXPENSES
   Advisory fees                                                        336,914
   Administration fees                                                  134,765
   Fund accounting fees                                                  31,387
   Professional fees                                                     26,432
   Custodian fees                                                        19,913
   Directors' fees                                                       17,965
   Royalty fee                                                           16,302
   Shareholder reporting fees                                            13,237
   Transfer agent fees                                                    9,176
   Other expenses                                                        13,999
                                                                  -------------
                                                                        620,090
   Reimbursements and waivers                                           (94,504)
                                                                  -------------
                                                                        525,586
                                                                  -------------
NET INVESTMENT INCOME / (LOSS)                                        2,329,281
                                                                  -------------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments                          1,383,868
   Net realized gain / (loss) on future contracts                      (768,551)
                                                                  -------------
                                                                        615,317
                                                                  -------------
   Net change in unrealized appreciation /
     (depreciation) on investments and
     futures contracts                                              (38,296,801)
                                                                  -------------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                                    (37,681,484)
                                                                  -------------

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS           $ (35,352,203)
                                                                  =============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

                     Percent of Current
                      Net Asset Value
----------------------------------------------------------
   Advisory            Administration           Expense          Reimbursements
      Fee                    Fee                Limit(1)           and Waivers
--------------------------------------------------------------------------------
     0.25%                  0.10%                0.60%               $94,504

(1) The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the Portfolio to the extent necessary, to limit all expenses to 0.39% of the average daily net assets of the Portfolio until May 1, 2009.
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   28
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
S&P 500 INDEX PORTFOLIO                                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        For the
                                                                                                       Six Months
                                                                                                     Ended June 30,     Year Ended
                                                                                                      (Unaudited)      December 31,
                                                                                                    -------------------------------
                                                                                                          2008             2007
                                                                                                    -------------------------------
OPERATIONS
   Net investment income / (loss)                                                                   $     2,329,281   $   4,994,230
   Net realized gain / (loss) on investments and futures contracts                                          615,317       6,398,127
   Net change in unrealized appreciation / (depreciation) on investments and futures contracts          (38,296,801)      4,451,818
                                                                                                    ---------------   -------------
                                                                                                        (35,352,203)     15,844,175
                                                                                                    ---------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                                                                 (4,911,487)     (4,633,890)
   Net realized gain on investments                                                                      (3,210,626)       (512,279)
                                                                                                    ---------------   -------------
                                                                                                         (8,122,113)     (5,146,169)
                                                                                                    ---------------   -------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                                                             13,162,617      20,116,509
   Reinvestment of distributions                                                                          8,122,113       5,146,169
   Payments for shares redeemed                                                                         (30,736,390)    (42,159,091)
                                                                                                    ---------------   -------------
                                                                                                         (9,451,660)    (16,896,413)
                                                                                                    ---------------   -------------

NET INCREASE / (DECREASE) IN NET ASSETS                                                                 (52,925,976)     (6,198,407)
NET ASSETS
   Beginning of period                                                                                  302,820,735     309,019,142
                                                                                                    ---------------   -------------
   End of period                                                                                    $   249,894,759   $ 302,820,735
                                                                                                    ===============   =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                                     $     1,447,526   $   4,029,732
                                                                                                    ===============   =============

------------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
   Sold                                                                                                     144,428         207,233
   Reinvestment of distributions                                                                             94,542          54,216
   Redeemed                                                                                                (338,567)       (434,349)
                                                                                                    ---------------   -------------
     Net increase / (decrease) from fund share transactions                                                 (99,597)       (172,900)
                                                                                                    ===============   =============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                                                                    $     5,169,320   $  10,182,030
                                                                                                    ---------------   -------------
                                                                                                    $     5,169,320   $  10,182,030
                                                                                                    ===============   =============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                                                                    $    16,072,363   $  35,219,211
                                                                                                    ---------------   -------------
                                                                                                    $    16,072,363   $  35,219,211
                                                                                                    ===============   =============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                                                  $     4,911,487   $   4,804,301
   Long-term capital gains                                                                                3,210,626         341,868
                                                                                                    ---------------   -------------
                                                                                                    $     8,122,113   $   5,146,169
                                                                                                    ===============   =============

------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            29
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         Summit S&P Midcap 400    Summit S&P Midcap 400
         Index Portfolio Class I  Index Portfolio Class F  S&P Midcap 400 Index
May-99            $10,000               $10,000                $10,000
                  $ 9,930               $ 9,928                $ 9,887
                  $10,430               $10,427                $10,416
                  $10,180               $10,175                $10,195
                  $ 9,830               $ 9,823                $ 9,845
                  $ 9,500               $ 9,492                $ 9,541
                  $ 9,960               $ 9,950                $10,027
                  $10,480               $10,467                $10,554
Dec-99            $11,114               $11,099                $11,181
                  $10,782               $10,765                $10,866
                  $11,556               $11,537                $11,627
                  $12,513               $12,490                $12,600
                  $11,992               $11,968                $12,160
                  $11,851               $11,826                $12,008
Jun-00            $12,003               $11,975                $12,184
                  $12,187               $12,157                $12,377
                  $13,551               $13,515                $13,759
                  $13,443               $13,405                $13,664
                  $12,966               $12,928                $13,201
                  $12,003               $11,965                $12,205
Dec-00            $12,880               $12,837                $13,138
                  $13,172               $13,126                $13,431
                  $12,405               $12,359                $12,664
                  $11,480               $11,436                $11,723
                  $12,731               $12,681                $13,016
                  $13,029               $12,975                $13,319
Jun-01            $12,961               $12,905                $13,265
                  $12,756               $12,699                $13,068
                  $12,334               $12,277                $12,640
                  $10,807               $10,756                $11,068
                  $11,271               $11,215                $11,558
                  $12,102               $12,040                $12,417
Dec-01            $12,729               $12,662                $13,059
                  $12,661               $12,592                $12,991
                  $12,666               $12,595                $13,007
                  $13,561               $13,482                $13,937
                  $13,487               $13,407                $13,872
                  $13,254               $13,173                $13,638
Jun-02            $12,270               $12,193                $12,640
                  $11,067               $10,996                $11,414
                  $11,116               $11,043                $11,473
                  $10,215               $10,146                $10,548
                  $10,658               $10,584                $11,005
                  $11,271               $11,191                $11,642
Dec-02            $10,801               $10,722                $11,164
                  $10,482               $10,404                $10,837
                  $10,226               $10,149                $10,579
                  $10,307               $10,227                $10,669
                  $11,049               $10,962                $11,443
                  $11,961               $11,864                $12,392
Jun-03            $12,104               $12,005                $12,549
                  $12,527               $12,422                $12,995
                  $13,085               $12,973                $13,584
                  $12,880               $12,767                $13,376
                  $13,848               $13,725                $14,388
                  $14,321               $14,191                $14,889
Dec-03            $14,553               $14,419                $15,140
                  $14,860               $14,721                $15,468
                  $15,209               $15,063                $15,840
                  $15,258               $15,110                $15,907
                  $14,756               $14,610                $15,385
                  $15,053               $14,902                $15,704
Jun-04            $15,388               $15,231                $16,061
                  $14,659               $14,507                $15,312
                  $14,615               $14,461                $15,272
                  $15,039               $14,878                $15,724
                  $15,275               $15,109                $15,976
                  $16,179               $16,000                $16,927
Dec-04            $16,847               $16,658                $17,636
                  $16,412               $16,225                $17,186
                  $16,956               $16,760                $17,762
                  $16,764               $16,569                $17,566
                  $16,108               $15,917                $16,883
                  $17,070               $16,865                $17,899
Jun-05            $17,455               $17,243                $18,314
                  $18,360               $18,133                $19,276
                  $18,146               $17,919                $19,062
                  $18,280               $18,048                $19,208
                  $17,875               $17,645                $18,795
                  $18,739               $18,496                $19,714
Dec-05            $18,859               $18,611                $19,850
                  $19,961               $19,695                $21,020
                  $19,790               $19,523                $20,843
                  $20,271               $19,994                $21,364
                  $20,546               $20,262                $21,665
                  $19,610               $19,336                $20,687
Jun-06            $19,607               $19,330                $20,692
                  $19,042               $18,770                $20,102
                  $19,249               $18,970                $20,332
                  $19,368               $19,085                $20,469
                  $20,166               $19,868                $21,320
                  $20,803               $20,492                $22,005
Dec-06            $20,692               $20,379                $21,898
                  $21,433               $21,106                $22,694
                  $21,585               $21,252                $22,860
                  $21,862               $21,521                $23,168
                  $22,516               $22,161                $23,873
                  $23,632               $23,255                $25,069
Jun-07            $23,103               $22,732                $24,522
                  $22,098               $21,738                $23,466
                  $22,293               $21,926                $23,682
                  $22,874               $22,495                $24,308
                  $23,459               $23,070                $24,948
                  $22,280               $21,907                $23,691
Dec-07            $22,220               $21,842                $23,646
                  $20,840               $20,485                $22,189
                  $20,447               $20,096                $21,776
                  $20,233               $19,882                $21,553
                  $21,783               $21,403                $23,214
                  $22,923               $22,521                $24,442
Jun-08            $21,308               $20,930                $22,723

   Summit S&P Midcap 400 Index Portfolio Class I - Average Annual Total Return

                1-Year           5-Year           Since Inception
                ------           ------           ---------------
                -7.77%           11.98%                8.61%

   Summit S&P Midcap 400 Index Portfolio Class F - Average Annual Total Return

                1-Year           5-Year           Since Inception
                ------           ------           ---------------
                -7.93%           11.76%                8.40%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to October 1, 2007, Class F share performance is based on Class I performance. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

                               ------------------
                                 Portfolio Data
                               ------------------

Managers:                                                   Gary R. Rodmaker
                                                            Kevin P. Aug
Inception Date:                                             May 3, 1999
Total Net Assets:                                           $160.4 Million
Number of Equity Holdings:                                  400
Median Cap Size:                                            $2,320 (in millions)
Average Price-to-book Ratio:                                2.17x

                           --------------------------
                             Top 10 Equity Holdings
                           --------------------------

                                                              (% of net assets)
                                                             -------------------
Arch Coal, Inc.                                                     1.00%
Cleveland-Cliffs, Inc. (e)                                          1.00%
Activision, Inc. (a)                                                0.93%
FMC Technologies, Inc. (a)                                          0.91%
Pioneer Natural Resources Co.                                       0.86%
Denbury Resources, Inc. (a)                                         0.83%
Equitable Resources, Inc.                                           0.83%
Newfield Exploration Co. (a)                                        0.79%
Joy Global, Inc.                                                    0.76%
Pride International, Inc. (a)                                       0.73%

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Telecommunication Services                                                  0.6%
Industrials                                                                16.7%
Financials                                                                 14.3%
Information Technology                                                     14.2%
Consumer Discretionary                                                     11.4%
Energy                                                                     10.7%
Health Care                                                                10.0%
Materials                                                                   8.3%
Utilities                                                                   8.2%
Consumer Staples                                                            2.9%
Short-Term, Futures, and Other                                              2.7%

--------------------------------------------------------------------------------

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   30
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                                  S&P MIDCAP 400 INDEX PORTFOLIO
--------------------------------------------------------------------------------

Objective - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's MidCap 400 Composite Stock Index (the "Index").

Strategy - The Summit Pinnacle S&P MidCap 400 Index Portfolio (the "Portfolio") will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers' Comments:

For the period ended June 30, 2008, the Summit S&P MidCap 400 Index Portfolio's (Class I) total return was -4.10% (before the impact of any product or contract-level fees). This compares to an -3.90% total return for the S&P MidCap 400 Index. The difference of 0.20% is referred to as "tracking error" and is largely attributed to the Portfolio's operating expenses. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            31
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS                              S&P MIDCAP 400 INDEX PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                                                     Class I
                                                   -----------------------------------------------------------------------------
                                                   For the Six Months
                                                     Ended June 30,
                                                       (Unaudited)                      Year Ended December 31,
                                                   -------------------------------------------------------------------------------
                                                          2008            2007        2006        2005        2004         2003
                                                   -------------------------------------------------------------------------------
Net asset value, beginning of period                    $  70.69        $  69.23    $  66.08    $  60.76    $  52.62     $  39.29
                                                        --------        --------    --------    --------    --------     --------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                           0.35(5)         0.67        0.67        0.52        0.35(5)      0.29
   Net realized and unrealized gains / (losses)            (3.46)           4.44        5.64        6.50        7.93        13.28
                                                        --------        --------    --------    --------    --------     --------
Total from Investment Activities                           (3.11)           5.11        6.31        7.02        8.28        13.57
                                                        --------        --------    --------    --------    --------     --------
DISTRIBUTIONS:
   Net investment income                                   (0.70)          (0.66)      (0.59)      (0.33)      (0.14)       (0.24)
   Net realized gains                                      (4.86)          (2.99)      (2.57)      (1.37)         --           --
                                                        --------        --------    --------    --------    --------     --------
Total Distributions                                        (5.56)          (3.65)      (3.16)      (1.70)      (0.14)       (0.24)
                                                        --------        --------    --------    --------    --------     --------
Net asset value, end of period                          $  62.02        $  70.69    $  69.23    $  66.08    $  60.76     $  52.62
                                                        ========        ========    ========    ========    ========     ========
Total return                                               -4.10%           7.38%       9.72%      11.94%      15.76%       34.74%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets- net (1)            0.54%(4)        0.52%       0.52%       0.54%       0.56%        0.60%
Ratio of expenses to average net assets-gross               0.54%(4)        0.52%       0.52%       0.54%       0.56%        0.67%
Ratio of net investment income / (loss) to
   average net assets                                       1.09%(4)        1.11%       1.15%       0.91%       0.68%        0.58%
Portfolio turnover rate (2)                                 6.68%          22.63%      14.35%      19.07%      15.08%        8.54%
Net assets, end of period (000's)                       $160,333        $172,221    $144,136    $127,372    $ 99,775     $ 39,944

                                                                      Class F
                                                         ----------------------------------
                                                         For the Six Months      Year
                                                           Ended June 30         Ended
                                                             (Unaudited)      December 31,
                                                         ----------------------------------
                                                              2008              2007(3)
                                                         ----------------------------------
Net asset value, beginning of period                        $  70.66            $ 73.77
                                                            --------            -------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                               0.28(5)            0.16
   Net realized and unrealized gains / (losses)                (3.45)             (3.27)
                                                            --------            -------
Total from Investment Activities                               (3.17)             (3.11)
                                                            --------            -------
DISTRIBUTIONS:
   Net investment income                                       (0.68)                --
   Net realized gains                                          (4.86)                --
                                                            --------            -------
Total Distributions                                            (5.54)                --
                                                            --------            -------
Net asset value, end of period                              $  61.95            $ 70.66
                                                            ========            =======
Total return                                                   -4.18%             -4.21%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets- net (1)                0.74%(4)           0.71%(4)
Ratio of expenses to average net assets-gross                   0.74%(4)           0.71%(4)
Ratio of net investment income / (loss) to average net
   assets                                                       0.89%(4)           0.89%(4)
Portfolio turnover rate (2)                                     6.68%             22.63%
Net assets, end of period (000's)                           $     99            $     1

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2) Portfolio Turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(3)   Portfolio commenced operations on October 1, 2007.

(4)   Annualized.

(5)   Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   32
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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2008 (Unaudited)

                                                          SHARES          VALUE
                                                    ---------------------------
COMMON STOCKS - 97.3%
Consumer Discretionary - 11.4%
   99 Cents Only Stores (a)                                6,999   $     46,193
   Advance Auto Parts, Inc.                               14,108        547,814
   Aeropostale, Inc. (a)                                   9,989        312,955
   American Eagle Outfitters, Inc.                        30,513        415,892
   American Greetings Corp. - Class A                      7,283         89,872
   AnnTaylor Stores Corp. (a)                              8,752        209,698
   ArvinMeritor, Inc.                                     10,858        135,508
   Barnes & Noble, Inc.                                    6,761        167,943
   Belo Corp.                                             13,125         95,944
   Blyth, Inc.                                             3,595         43,248
   Bob Evans Farms, Inc.                                   4,625        132,275
   Borders Group, Inc.                                     8,774         52,644
   BorgWarner, Inc.                                       17,212        763,869
   Boyd Gaming Corp.                                       8,374        105,177
   Brinker International, Inc.                            15,093        285,258
   Callaway Golf Co.                                       9,889        116,987
   Career Education Corp. (a)                             13,278        193,992
   Carmax, Inc. (a)                                       32,574        462,225
   CBRL Group, Inc.                                        3,291         80,662
   Charming Shoppes (a)                                   17,399         79,861
   The Cheesecake Factory, Inc. (a)                        9,942        158,177
   Chico's FAS, Inc. (a)                                  26,300        141,231
   Chipotle Mexican Grill, Inc. - Class A (a)              4,921        406,573
   Coldwater Creek, Inc. (a)                               9,104         48,069
   Collective Brands, Inc. (a)                             9,477        110,218
   Corinthian Colleges, Inc. (a)                          12,687        147,296
   DeVry, Inc.                                             8,882        476,253
   Dick's Sporting Goods, Inc. (a)                        12,418        220,295
   Dollar Tree, Inc. (a)                                  13,314        435,235
   Dreamworks Animation SKG, Inc. (a)                     11,884        354,262
   Entercom Communications Corp. - Class A                 3,918         27,504
   Foot Locker, Inc.                                      23,049        286,960
   Furniture Brands International, Inc.                    7,236         96,673
   Gentex Corp.                                           21,170        305,695
   Getty Images, Inc. (a)                                  7,112        241,310
   Guess?, Inc.                                            8,155        305,405
   Hanesbrands, Inc. (a)                                  13,945        378,467
   Harte-Hanks, Inc.                                       6,386         73,120
   Hovnanian Enterprises, Inc. - Class A (a)               6,740         36,935
   International Speedway Corp. - Class A                  4,425        172,708
   ITT Educational Services, Inc. (a)                      4,260        352,004
   Lamar Advertising Co. - Class A (a)                    11,502        414,417
   Lear Corp. (a)                                         11,516        163,297
   Lee Enterprises, Inc.                                   5,957         23,768
   Life Time Fitness, Inc. (a)                             5,027        148,548
   Marvel Entertainment, Inc. (a)                          7,222        232,115
   Matthews International Corp. - Class A                  4,625        209,328
   MDC Holdings, Inc.                                      5,224        204,049
   Media General, Inc. - Class A                           3,360         40,152
   Modine Manufacturing Co.                                4,920         60,860
   Mohawk Industries, Inc. (a)                             8,214        526,517
   NetFlix, Inc. (a)                                       6,658        173,574
   NVR, Inc. (a)                                             785        392,563
   O'Reilly Automotive, Inc. (a)                          17,205        384,532
   Pacific Sunwear of California, Inc. (a)                10,220         87,177
   PetSmart, Inc.                                         18,876        376,576

                                                          SHARES          VALUE
                                                    ---------------------------
Consumer Discretionary - 11.4% (Continued)
   Phillips-Van Heusen Corp.                               7,658   $    280,436
   Regis Corp.                                             6,376        168,008
   Rent-A-Center, Inc./TX (a)                              9,951        204,692
   Ross Stores, Inc.                                      19,689        699,353
   Ryland Group, Inc.                                      6,298        137,359
   Saks, Inc. (a)                                         21,118        231,876
   Scholastic Corp. (a)                                    3,889        111,459
   Scientific Games Corp. - Class A (a)                    9,611        284,678
   Service Corp. International                            38,713        381,710
   Sotheby's                                              10,067        265,467
   Strayer Education, Inc.                                 2,107        440,511
   Thor Industries, Inc.                                   5,132        109,106
   Timberland Co. - Class A (a)                            7,260        118,701
   Toll Brothers, Inc. (a)                                19,145        358,586
   Tupperware Brands Corp.                                 9,198        314,756
   Under Armour, Inc. (a)                                  5,400        138,456
   Urban Outfitters, Inc. (a)                             16,832        524,990
   Valassis Communications, Inc. (a)                       7,169         89,756
   Warnaco Group, Inc. (a)                                 6,733        296,723
   Wiley John & Son - Class A                              6,713        302,286
   Williams-Sonoma, Inc.                                  12,989        257,702
                                                                   ------------
                                                                     18,266,491
                                                                   ------------
Consumer Staples - 2.9%
   Alberto-Culver Co.                                     12,836        337,202
   BJ's Wholesale Club, Inc. (a)                           8,894        344,198
   Church & Dwight, Inc.                                   9,898        557,752
   Corn Products International, Inc.                      11,016        540,996
   Energizer Holdings, Inc. (a)                            8,523        622,946
   Hansen Natural Corp. (a)                                9,042        260,590
   Hormel Foods Corp.                                     10,723        371,123
   The JM Smucker Co.                                      8,297        337,190
   Lancaster Colony Corp.                                  3,137         94,988
   NBTY, Inc. (a)                                          7,651        245,291
   PepsiAmericas, Inc.                                     8,820        174,460
   Ruddick Corp.                                           5,545        190,249
   Smithfield Foods, Inc. (a)                             17,434        346,588
   Tootsie Roll Industries, Inc.                           4,074        102,380
   Universal Corp.                                         4,000        180,880
                                                                   ------------
                                                                      4,706,833
                                                                   ------------
Energy - 10.7%
   Arch Coal, Inc.                                        21,367      1,603,166
   Bill Barrett Corp. (a)                                  5,012        297,763
   Cimarex Energy Co.                                     12,282        855,687
   Denbury Resources, Inc. (a)                            36,468      1,331,082
   Encore Acquisition Co. (a)                              7,901        594,076
   Exterran Holdings, Inc. (a)                             9,743        696,527
   FMC Technologies, Inc. (a)                             18,984      1,460,439
   Forest Oil Corp. (a)                                   13,184        982,208
   Frontier Oil Corp.                                     15,435        369,051
   Helmerich & Payne, Inc.                                15,459      1,113,357
   Newfield Exploration Co. (a)                           19,531      1,274,398
   Overseas Shipholding Group, Inc.                        3,972        315,853
   Patterson-UTI Energy, Inc.                             22,973        827,947
   Pioneer Natural Resources Co.                          17,722      1,387,278
   Plains Exploration & Production Co. (a)                15,937      1,162,923
   Pride International, Inc. (a)                          24,926      1,178,750

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            33
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                           S&P MIDCAP 400 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Energy - 10.7% (Continued)
   Quicksilver Resources, Inc. (a)                        15,326   $    592,197
   Superior Energy Services (a)                           11,970        660,026
   Tidewater, Inc.                                         7,627        495,984
                                                                   ------------
                                                                     17,198,712
                                                                   ------------
Financials - 14.3%
   Affiliated Managers Group, Inc. (a)                     6,069        546,574
   Alexandria Real Estate Equities, Inc.                   4,775        464,798
   AMB Property Corp.                                     14,525        731,769
   American Financial Group, Inc.                         10,499        280,848
   AmeriCredit Corp. (a)                                  17,123        147,600
   Apollo Investment Corp.                                21,123        302,693
   Arthur J. Gallagher & Co.                              13,725        330,772
   Associated Banc-Corp                                   18,991        366,336
   Astoria Financial Corp.                                12,183        244,635
   Bank of Hawaii Corp.                                    7,106        339,667
   BRE Properties                                          7,606        329,188
   Brown & Brown, Inc.                                    16,996        295,560
   Camden Property Trust                                   7,861        347,928
   Cathay General Bancorp                                  7,367         80,079
   City National Corp.                                     6,028        253,598
   The Colonial BancGroup, Inc.                           29,965        132,445
   Commerce Bancshares, Inc.                               9,341        370,464
   Cousins Properties, Inc.                                5,505        127,165
   Cullen/Frost Bankers, Inc.                              8,761        436,736
   Duke Realty Corp.                                      21,831        490,106
   Eaton Vance Corp.                                      17,164        682,441
   Equity One, Inc.                                        5,510        113,230
   Everest Re Group Ltd.                                   9,196        733,013
   Federal Realty Investment Trust                         8,715        601,335
   Fidelity National Financial, Inc. - Class A            31,781        400,441
   First American Corp.                                   13,726        362,366
   First Niagara Financial Group, Inc.                    16,263        209,142
   FirstMerit Corp.                                       12,011        195,899
   The Hanover Insurance Group Inc                         7,619        323,807
   HCC Insurance Holdings, Inc.                           16,387        346,421
   Health Care REIT, Inc.                                 13,313        592,429
   Highwoods Properties, Inc.                              8,536        268,201
   Horace Mann Educators Corp.                             6,055         84,891
   Hospitality Properties Trust                           13,999        342,416
   Jefferies Group, Inc.                                  17,622        296,402
   Jones Lang LaSalle, Inc.                                4,741        285,361
   Liberty Property Trust                                 13,738        455,415
   The Macerich Co.                                       11,081        688,463
   Mack-Cali Realty Corp.                                  9,798        334,798
   Mercury General Corp.                                   5,306        247,896
   Nationwide Health Properties, Inc.                     14,304        450,433
   New York Community Bancorp, Inc.                       50,531        901,473
   Old Republic International Corp.                       34,363        406,858
   Pacwest Bancorp                                         3,642         54,193
   The PMI Group, Inc.                                    12,095         23,585
   Potlatch Corp.                                          5,851        263,997
   Protective Life Corp.                                  10,350        393,818
   Radian Group, Inc.                                     12,007         17,410
   Raymond James Financial, Inc.                          14,003        369,539
   Rayonier, Inc.                                         11,628        493,725
   Realty Income Corp.                                    15,114        343,995

                                                          SHARES          VALUE
                                                    ---------------------------
Financials - 14.3% (Continued)
   Regency Centers Corp.                                  10,382   $    613,784
   SEI Investments Co.                                    18,590        437,237
   Stancorp Financial Group, Inc.                          7,315        343,512
   SVB Financial Group (a)                                 4,745        228,282
   Synovus Financial Corp.                                49,249        429,944
   TCF Financial Corp.                                    16,206        194,958
   UDR, Inc.                                              19,010        425,444
   Unitrin, Inc.                                           7,444        205,231
   Waddell & Reed Financial, Inc.                         12,860        450,229
   Washington Federal, Inc.                               13,045        236,115
   Webster Financial Corp.                                 7,831        145,657
   Weingarten Realty Investors                            11,127        337,371
   Westamerica Bancorporation                              4,296        225,927
   Wilmington Trust Corp.                                  9,976        263,765
   WR Berkley Corp.                                       21,979        531,013
                                                                   ------------
                                                                     22,970,823
                                                                   ------------
Health Care - 10.0%
   Advanced Medical Optics, Inc. (a)                       9,049        169,578
   Affymetrix, Inc. (a)                                   10,346        106,460
   Apria Healthcare Group, Inc. (a)                        6,534        126,694
   Beckman Coulter, Inc.                                   9,348        631,270
   Cephalon, Inc. (a)                                     10,043        669,768
   Cerner Corp. (a)                                        9,958        449,902
   Charles River Laboratories International, Inc. (a)     10,100        645,592
   Community Health Systems, Inc. (a)                     14,266        470,493
   Covance, Inc. (a)                                       9,319        801,620
   Dentsply International, Inc.                           22,065        811,992
   Edwards Lifesciences Corp. (a)                          8,132        504,509
   Endo Pharmaceuticals Holdings, Inc. (a)                17,825        431,187
   Gen-Probe, Inc. (a)                                     8,049        382,167
   Health Management Associates, Inc. - Class A (a)       36,256        236,027
   Health Net, Inc. (a)                                   15,907        382,722
   Henry Schein, Inc. (a)                                 13,364        689,182
   Hill Rom Holdings, Inc.                                 9,281        250,401
   Hologic, Inc. (a)                                      37,929        826,852
   Invitrogen Corp. (a)                                   13,264        520,745
   Kindred Healthcare, Inc. (a)                            4,439        127,666
   Kinetic Concepts, Inc. (a)                              8,071        322,114
   LifePoint Hospitals, Inc. (a)                           8,036        227,419
   Lincare Holdings, Inc. (a)                             10,917        310,043
   Medicis Pharmaceutical Corp. - Class A                  8,407        174,697
   Omnicare, Inc.                                         18,147        475,814
   Par Pharmaceutical Companies, Inc. (a)                  5,132         83,292
   PDL BioPharma, Inc.                                    17,719        188,176
   Perrigo Co.                                            11,580        367,897
   Pharmaceutical Product Development, Inc.               15,670        672,243
   Psychiatric Solutions, Inc. (a)                         8,219        311,007
   Resmed, Inc. (a)                                       11,454        409,366
   Sepracor, Inc. (a)                                     15,978        318,282
   STERIS Corp.                                            8,679        249,608
   Techne Corp. (a)                                        5,729        443,367
   Universal Health Services, Inc.                         7,540        476,679
   Valeant Pharmaceuticals International (a)              13,237        226,485
   Varian, Inc. (a)                                        4,378        223,541
   VCA Antech, Inc. (a)                                   12,505        347,389

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   34
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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Health Care - 10.0% (Continued)
   Vertex Pharmaceuticals, Inc. (a)                       20,839   $    697,481
   WellCare Health Plans, Inc. (a)                         6,226        225,070
                                                                   ------------
                                                                     15,984,797
                                                                   ------------
Industrials - 16.7%
   AGCO Corp. (a)                                         13,599        712,724
   Airtran Holdings, Inc. (a)                             17,332         35,357
   Alaska Air Group, Inc. (a)                              5,396         82,775
   Alexander & Baldwin, Inc.                               6,159        280,542
   Alliant Techsystems, Inc. (a)                           4,892        497,419
   Ametek, Inc.                                           15,817        746,879
   Avis Budget Group, Inc. (a)                            14,987        125,441
   BE Aerospace, Inc. (a)                                 13,884        323,358
   The Brink's Co.                                         7,026        459,641
   Carlisle Companies., Inc.                               9,062        262,798
   ChoicePoint, Inc. (a)                                  10,122        487,880
   Con-way Inc.                                            6,762        319,572
   Copart, Inc. (a)                                       10,078        431,540
   Corporate Executive Board Co.                           5,055        212,563
   Corrections Corp. of America (a)                       18,638        511,986
   Crane Co.                                               7,517        289,630
   Deluxe Corp.                                            7,677        136,804
   Donaldson Co, Inc.                                     10,386        463,631
   DRS Technologies, Inc.                                  6,171        485,781
   Dun & Bradstreet Corp.                                  8,274        725,133
   Dycom Industries, Inc. (a)                              6,073         88,180
   Fastenal Co.                                           18,570        801,481
   Federal Signal Corp.                                    7,135         85,620
   Flowserve Corp.                                         8,547      1,168,375
   GATX Corp.                                              6,805        301,666
   Graco, Inc.                                             8,980        341,869
   Granite Construction, Inc.                              4,767        150,303
   Harsco Corp.                                           12,492        679,690
   Herman Miller, Inc.                                     8,319        207,060
   HNI Corp.                                               6,633        117,139
   Hubbell, Inc. - Class B                                 8,304        331,080
   IDEX Corp.                                             12,174        448,490
   JB Hunt Transport Services, Inc.                       12,834        427,115
   JetBlue Airways Corp. (a)                              27,080        101,008
   Joy Global, Inc.                                       16,049      1,216,996
   Kansas City Southern (a)                               11,501        505,929
   KBR, Inc.                                              25,171        878,720
   Kelly Services, Inc. - Class A                          3,335         64,466
   Kennametal, Inc.                                       11,389        370,712
   Korn/Ferry International (a)                            6,920        108,852
   Lincoln Electric Holdings, Inc.                         6,333        498,407
   Manpower, Inc.                                         11,766        685,252
   Mine Safety Appliances Co.                              4,347        173,837
   MPS Group, Inc. (a)                                    14,240        151,371
   MSC Industrial Direct Co., Inc. - Class A               6,749        297,698
   Navigant Consulting, Inc. (a)                           6,814        133,282
   Nordson Corp.                                           5,022        366,054
   Oshkosh Truck Corp.                                    11,076        229,162
   Pentair, Inc.                                          14,690        514,444
   Quanta Services, Inc. (a)                              25,606        851,912
   Republic Services, Inc.                                23,193        688,832
   Rollins, Inc.                                           6,312         93,544

                                                          SHARES          VALUE
                                                    ---------------------------
Industrials - 16.7% (Continued)
   Roper Industries, Inc.                                 13,254   $    873,173
   The Shaw Group Inc. (a)                                12,290        759,399
   SPX Corp.                                               7,918      1,043,038
   Stericycle, Inc. (a)                                   12,781        660,778
   Teleflex, Inc.                                          5,833        324,256
   Thomas & Betts Corp. (a)                                7,627        288,682
   Timken Co.                                             14,293        470,811
   Trinity Industries, Inc.                               12,000        416,280
   United Rentals, Inc. (a)                               11,332        222,221
   URS Corp. (a)                                          12,514        525,213
   Werner Enterprises, Inc.                                6,638        123,334
   Westinghouse Air Brake Technologies Corp.               7,176        348,897
   YRC Worldwide, Inc. (a)                                 8,474        126,008
                                                                   ------------
                                                                     26,852,090
                                                                   ------------
Information Technology - 14.2%
   3Com Corp. (a)                                         60,212        127,649
   ACI Worldwide, Inc. (a)                                 5,094         89,603
   Activision, Inc. (a)                                   43,992      1,498,807
   Acxiom Corp.                                           10,117        116,244
   ADC Telecommunications, Inc. (a)                       17,560        259,361
   Adtran, Inc.                                            8,436        201,114
   Advent Software, Inc. (a)                               2,660         95,973
   Alliance Data Systems Corp. (a)                        11,801        667,347
   Amphenol Corp. - Class A                               25,997      1,166,745
   Arrow Electronics, Inc. (a)                            18,192        558,858
   Atmel Corp. (a)                                        66,349        230,895
   Avnet, Inc. (a)                                        22,296        608,235
   Avocent Corp. (a)                                       6,632        123,355
   Broadridge Financial Solutions, Inc.                   20,885        439,629
   Cadence Design Systems, Inc. (a)                       38,457        388,416
   CommScope, Inc. (a)                                    10,354        546,381
   Cree, Inc. (a)                                         13,293        303,213
   Cypress Semiconductor Corp. (a)                        22,321        552,445
   Diebold, Inc.                                           9,808        348,969
   Digital River, Inc. (a)                                 5,526        213,193
   DST Systems, Inc. (a)                                   6,789        373,734
   F5 Networks, Inc. (a)                                  12,142        345,076
   Fair Isaac Corp.                                        7,292        151,455
   Fairchild Semiconductor International, Inc. (a)        18,583        217,979
   Flir Systems, Inc. (a)                                 20,347        825,478
   Foundry Networks, Inc. (a)                             21,624        255,596
   Gartner, Inc. - Class A (a)                             9,253        191,722
   Global Payments, Inc.                                  11,851        552,257
   Harris Corp.                                           19,969      1,008,235
   Imation Corp.                                           4,664        106,899
   Ingram Micro, Inc. (a)                                 21,208        376,442
   Integrated Device Technology, Inc. (a)                 25,369        252,168
   International Rectifier Corp. (a)                      10,807        207,494
   Intersil Corp. - Class A                               18,349        446,248
   Jack Henry & Associates, Inc.                          11,457        247,929
   Kemet Corp. (a)                                        12,736         41,265
   Lam Research Corp. (a)                                 18,554        670,727
   Macrovision Solutions Corp. (a)                        12,367        185,010
   McAfee, Inc. (a)                                       23,861        811,990
   Mentor Graphics Corp. (a)                              13,393        211,609

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            35
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                           S&P MIDCAP 400 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Information Technology - 14.2% (Continued)
   Metavante Technologies, Inc.                           13,334   $    301,615
   National Instruments Corp.                              8,363        237,258
   NCR Corp. (a)                                          24,831        625,741
   Neustar, Inc. - Class A (a)                            11,538        248,759
   Palm, Inc.                                             15,901         85,706
   Parametric Technology Corp. (a)                        17,070        284,557
   Plantronics, Inc.                                       7,290        162,713
   Polycom, Inc. (a)                                      12,978        316,144
   RF Micro Devices, Inc. (a)                             39,118        113,442
   Semtech Corp. (a)                                       9,165        128,952
   Silicon Laboratories, Inc. (a)                          7,263        262,122
   SRA International, Inc. - Class A (a)                   6,404        143,834
   Sybase, Inc. (a)                                       11,699        344,185
   Synopsys, Inc. (a)                                     21,164        506,031
   Tech Data Corp. (a)                                     7,840        265,698
   Trimble Navigation Ltd. (a)                            17,962        641,243
   TriQuint Semiconductor, Inc. (a)                       21,447        129,969
   Valueclick, Inc. (a)                                   14,108        213,736
   Vishay Intertechnology, Inc. (a)                       27,811        246,684
   Western Digital Corp. (a)                              32,822      1,133,344
   Wind River Systems, Inc. (a)                           10,042        109,357
   Zebra Technologies Corp. - Class A (a)                  9,638        314,584
                                                                   ------------
                                                                     22,831,419
                                                                   ------------
Materials - 8.3%
   Airgas, Inc.                                           12,311        718,839
   Albemarle Corp.                                        11,321        451,821
   Aptargroup, Inc.                                       10,083        422,982
   Cabot Corp.                                             9,555        232,282
   Carpenter Technology Corp.                              7,086        309,304
   CF Industries Holdings, Inc.                            7,187      1,098,174
   Chemtura Corp.                                         36,076        210,684
   Cleveland-Cliffs, Inc. (e)                             13,415      1,598,934
   Commercial Metals Co.                                  16,917        637,771
   Cytec Industries, Inc.                                  6,260        341,546
   Ferro Corp.                                             6,498        121,902
   FMC Corp.                                              11,092        858,964
   Louisiana-Pacific Corp.                                15,369        130,483
   Lubrizol Corp.                                         10,100        467,933
   Martin Marietta Materials, Inc.                         6,127        634,696
   Minerals Technologies, Inc.                             2,800        178,052
   Olin Corp.                                             11,135        291,514
   Packaging Corp of America                              13,543        291,310
   Reliance Steel & Aluminum Co.                           9,410        725,417
   RPM International, Inc.                                18,174        374,384
   Scotts Miracle-Gro Co. - Class A                        6,619        116,296
   Sensient Technologies Corp.                             7,130        200,781
   Sonoco Products Co.                                    14,838        459,236
   Steel Dynamics, Inc.                                   28,003      1,094,077
   Temple-Inland, Inc.                                    15,845        178,573
   Terra Industries, Inc. (a)                             13,541        668,248
   Valspar Corp.                                          14,746        278,847
   Worthington Industries                                  9,523        195,222
                                                                   ------------
                                                                     13,288,272
                                                                   ------------

                                                          SHARES          VALUE
                                                    ---------------------------
Telecommunication Services - 0.6%
   Cincinnati Bell, Inc. (a)                              36,018   $    143,351
   Telephone & Data Systems, Inc.                         15,777        745,779
                                                                   ------------
                                                                        889,130
                                                                   ------------
Utilities - 8.2%
   AGL Resources, Inc.                                    11,397        394,108
   Alliant Energy Corp.                                   16,372        560,905
   Aqua America, Inc.                                     19,894        317,707
   Aquila, Inc. (a)                                       56,052        211,316
   Black Hills Corp.                                       5,648        181,075
   DPL, Inc.                                              16,950        447,141
   Energen Corp.                                          10,629        829,381
   Energy East Corp.                                      23,467        580,104
   Equitable Resources, Inc.                              19,235      1,328,369
   Great Plains Energy, Inc.                              12,860        325,101
   Hawaiian Electric Industries, Inc.                     12,466        308,284
   Idacorp, Inc.                                           6,724        194,256
   MDU Resources Group, Inc.                              27,110        945,055
   National Fuel Gas Co.                                  12,044        716,377
   Northeast Utilities                                    23,133        590,586
   NSTAR                                                  15,920        538,414
   OGE Energy Corp.                                       13,689        434,078
   Oneok, Inc.                                            15,519        757,793
   PNM Resources, Inc.                                    12,883        154,081
   Puget Energy, Inc.                                     19,335        463,847
   SCANA Corp.                                            17,295        639,915
   Sierra Pacific Resources                               34,872        443,223
   Vectren Corp.                                          11,389        355,451
   Westar Energy, Inc.                                    15,481        332,996
   WGL Holdings, Inc.                                      7,377        256,277
   Wisconsin Energy Corp.                                 17,334        783,843
                                                                   ------------
                                                                     13,089,683
                                                                   ------------
     TOTAL COMMON STOCKS
       (Cost $142,195,113)                                          156,078,250
                                                                   ------------

SHORT TERM INVESTMENTS (e) - 2.8%
Money Market Funds - 2.7%
   Northern U.S. Government Select Money Market Fund   4,306,942      4,306,942
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   36
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
                                                     --------------------------
U.S. Treasury Bills - 0.1%
     1.412%, 07/31/2008                              $  100,000   $      99,873
     1.380%, 07/31/2008                                 100,000          99,873
     1.740%, 07/31/2008                                  50,000          49,936
                                                                  -------------
                                                                        249,682
                                                                  -------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $4,556,624)                                              4,556,624
                                                                  -------------
Total Investments (Cost $146,751,737) (b) - 100.1%                  160,634,874
Northern Institutional Liquid Assets Portfolio (d)
   - 33.0%                                                           52,931,372
Liabilities in Excess of Other Assets - (33.1)%                     (53,134,132)
                                                                  -------------
   TOTAL NET ASSETS - 100.0%                                      $ 160,432,114
                                                                  -------------

--------------------------------------------------------------------------------
ADR   American Depository Receipt

(a)   Non-income producing security.

(b) For federal income tax purposes, cost is $147,557,368 and gross unrealized appreciation and depreciation of securities as of June 30, 2008 was $37,104,540, and ($24,027,034), respectively, with a net appreciation / (depreciation) of $13,077,506.

(c)   All or a portion of the security is out on loan.

(d) This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $51,055,590, $52,931,372, and $0, respectively.

(e) Securities and other assets with an aggregate value of $4,598,720 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of June 30, 2008:

                                                                   Unrealized
                                                                  Appreciation/
Type                                                 Contracts   (Depreciation)
--------------------------------------------------------------------------------
S&P Mid 400 EMINI (09/08)                                 1        ($2,646)
S&P Mid 400 Future (09/08)                               11        ($259,640)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                  Investments in   Other Financial
Description                                         Securities      Instruments *
----------------------------------------------------------------------------------
   Level 1 - Quoted prices                        $  213,566,246   $      (262,286)
   Level 2 - Other significant observable inputs              --                --
   Level 3 - Significant unobservable inputs                  --                --
                                                  --------------------------------
   Total                                          $  213,566,246   $      (262,286)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation / (depreciation) on the instrument.
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            37
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                              S&P MIDCAP 400 INDEX PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS
   Investments in securities, at value                            $ 160,634,874
   Collateral for securities loaned, at fair value                   52,931,372
   Receivables:
     Shares sold                                                         73,026
     Interest and dividends                                             118,823
   Prepaid expenses and other                                             4,363
                                                                  -------------
                                                                    213,762,458
                                                                  -------------
LIABILITIES
   Payables:
     Payable upon return of securities loaned                        52,931,372
     Shares redeemed                                                    273,275
     Variation margin                                                     8,376
     Bank overdraft                                                       5,078
     Advisory fees                                                       41,700
     Professional fees                                                   16,985
     Administration fees                                                 13,900
     Royalty fees                                                        10,593
     Custodian fees                                                       8,998
     Fund accounting fees                                                 7,622
     Director's fees                                                        431
     12b-1 fees                                                              40
     Other accrued expenses                                              11,974
                                                                  -------------
                                                                     53,330,344
                                                                  -------------
NET ASSETS*
   Paid-in capital                                                  145,852,489
   Accumulated undistributed net investment income / (loss)             585,487
   Accumulated net realized gain / (loss)
     on investments and futures contracts                               373,287
   Net unrealized appreciation / (depreciation)
     on investments and futures contracts                            13,620,851
                                                                  -------------
                                                                  $ 160,432,114
                                                                  =============
Investments at cost                                               $ 146,751,737
Shares authorized - Class I ($.10 par value)                         20,000,000
Shares authorized - Class F ($.10 par value)                         20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                       Shares          NAV
Share Class                          Net Assets     Outstanding     Per Share
Class I                            $ 160,333,265      2,585,391   $     62.02
Class F                            $      98,849          1,596   $     61.95**

--------------------------------------------------------------------------------
* FEDERAL TAX DATA AS OF DECEMBER 31, 2007

   Undistributed ordinary income                                  $   1,842,763
   Undistributed long-term gains                                  $  11,360,050
   Unrealized appreciation                                        $  21,986,665

** NAV does not recalculate due to fractional shares outstanding.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
   Interest                                                       $       3,244
   Dividends                                                          1,198,105
   Other income                                                         116,960
                                                                  -------------
                                                                      1,318,309
                                                                  -------------
EXPENSES
   Advisory fees                                                        243,248
   Administration fees                                                   81,083
   Fund accounting fees                                                  23,285
   Professional fees                                                     19,212
   Custodian fees                                                        18,002
   Transfer agent fees                                                   12,373
   Directors' fees                                                       11,231
   Royalty fee                                                           10,894
   Shareholder reporting fees                                             8,086
   12b-1 fees - Class F                                                      47
   Other expenses                                                         6,809
                                                                  -------------
                                                                        434,270
                                                                  -------------
NET INVESTMENT INCOME / (LOSS)                                          884,039
                                                                  -------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments                          1,600,095
   Net realized gain / (loss) on future contracts                      (396,204)
                                                                  -------------
                                                                      1,203,891
                                                                  -------------
   Net change in unrealized appreciation /
     (depreciation) on investments and futures contracts             (9,171,446)
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                            (7,967,555)
                                                                  -------------

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS           $  (7,083,516)
                                                                  =============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

                               Percent of Current
                                 Net Asset Value
--------------------------------------------------------------------------------
   Advisory        Administration           Class I            Class F
     Fee                Fee              Expense Limit      Expense Limit
--------------------------------------------------------------------------------
    0.30%              0.10%                 0.60%              0.80%
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   38
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      For the Six
                                                                      Months Ended       Year
                                                                        June 30,         Ended
                                                                      (Unaudited)     December 31,
                                                                     -----------------------------
                                                                         2008             2007
                                                                     -----------------------------
OPERATIONS
   Net investment income / (loss)                                    $     884,039   $   1,744,152
   Net realized gain / (loss) on investments and futures contracts       1,203,891      11,638,715
   Net change in unrealized appreciation / (depreciation)
      on investments and futures contracts                              (9,171,446)     (2,909,832)
                                                                     -------------   -------------
                                                                        (7,083,516)     10,473,035
                                                                     -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS(1)
Class I
   Net investment income                                                (1,688,881)     (1,394,203)
   Net realized gain on investments                                    (11,811,066)     (6,306,003)
Class F(2)
   Net investment income                                                      (176)             --
   Net realized gain on investments                                         (1,265)             --
                                                                     -------------   -------------
                                                                       (13,501,388)      7,700,206
                                                                     -------------   -------------
FUND SHARE TRANSACTIONS
Class I
   Proceeds from shares sold                                            12,813,992      45,386,539
   Reinvestment of distributions                                        13,499,947       7,700,206
   Payments for shares redeemed                                        (17,619,192)    (27,774,480)
                                                                     -------------   -------------
                                                                         8,694,747      25,312,265
                                                                     -------------   -------------
Class F(2)
   Proceeds from shares sold                                               100,213           1,000
   Reinvestment of distributions                                             1,441              --
   Payments for shares redeemed                                             (1,128)             --
                                                                     -------------   -------------
                                                                           100,526           1,000
                                                                     -------------   -------------
NET INCREASE / (DECREASE) IN NET ASSETS                                (11,789,631)     28,086,094
NET ASSETS
   Beginning of period                                                 172,221,745     144,135,651
                                                                     -------------   -------------
   End of period                                                     $ 160,432,114   $ 172,221,745
                                                                     -------------   -------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                      $     585,487   $   1,390,505
                                                                     =============   =============

--------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS Class I
   Sold                                                                    198,391         634,589
   Reinvestment of distributions                                           226,471         108,791
   Redeemed                                                               (275,788)       (388,957)
                                                                     -------------   -------------
   Net increase / (decrease) from fund share transactions                  149,074         354,423
                                                                     =============   =============
FUND SHARE TRANSACTIONS Class F(2)
   Sold                                                                      1,576              14
   Reinvestment of distributions                                                24              --
   Redeemed                                                                    (18)             --
                                                                     -------------   -------------
   Net increase / (decrease) from fund share transactions                    1,582              14
                                                                     =============   =============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                                     $  10,808,813   $  55,478,608
                                                                     -------------   -------------
                                                                     $  10,808,813   $  55,478,608
                                                                     =============   =============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                                     $  16,065,591   $  34,538,691
                                                                     -------------   -------------
                                                                     $  16,065,591   $  34,538,691
                                                                     =============   =============
(1)TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                   $   2,141,337   $   1,689,413
   Long-term capital gains                                              11,360,051       6,010,793
                                                                     -------------   -------------
                                                                     $  13,501,388   $   7,700,206
                                                                     =============   =============

(2) Class F Shares have been offered since 10/1/07.
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            39
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Summit Balanced
           Index Portfolio    Lehman Aggregate Bond Index    S&P 500 Index

 May-99        $10,000                  $10,000                 $10,000
               $ 9,740                  $ 9,908                 $ 9,624
               $10,050                  $ 9,876                 $10,158
               $ 9,840                  $ 9,834                 $ 9,841
               $ 9,810                  $ 9,829                 $ 9,792
               $ 9,690                  $ 9,943                 $ 9,523
               $10,076                  $ 9,980                 $10,126
               $10,197                  $ 9,979                 $10,332
Dec-99         $10,531                  $ 9,931                 $10,940
               $10,187                  $ 9,898                 $10,391
               $10,108                  $10,018                 $10,194
               $10,743                  $10,150                 $11,191
               $10,559                  $10,121                 $10,855
               $10,418                  $10,116                 $10,632
Jun-00         $10,678                  $10,327                 $10,894
               $10,613                  $10,421                 $10,724
               $11,067                  $10,572                 $11,390
               $10,743                  $10,638                 $10,789
               $10,743                  $10,708                 $10,743
               $10,299                  $10,884                 $ 9,896
Dec-00         $10,397                  $11,085                 $ 9,944
               $10,678                  $11,267                 $10,297
               $10,112                  $11,365                 $ 9,358
               $ 9,742                  $11,422                 $ 8,765
               $10,168                  $11,375                 $ 9,447
               $10,234                  $11,443                 $ 9,510
Jun-01         $10,088                  $11,486                 $ 9,278
               $10,133                  $11,743                 $ 9,187
               $ 9,793                  $11,878                 $ 8,612
               $ 9,363                  $12,016                 $ 7,917
               $ 9,544                  $12,268                 $ 8,068
               $ 9,929                  $12,098                 $ 8,686
Dec-01         $ 9,941                  $12,022                 $ 8,762
               $ 9,884                  $12,119                 $ 8,635
               $ 9,807                  $12,236                 $ 8,468
               $ 9,939                  $12,033                 $ 8,787
               $ 9,599                  $12,266                 $ 8,254
               $ 9,581                  $12,370                 $ 8,193
Jun-02         $ 9,141                  $12,477                 $ 7,609
               $ 8,763                  $12,628                 $ 7,016
               $ 8,854                  $12,841                 $ 7,062
               $ 8,319                  $13,049                 $ 6,295
               $ 8,723                  $12,990                 $ 6,849
               $ 9,060                  $12,986                 $ 7,252
Dec-02         $ 8,820                  $13,254                 $ 6,826
               $ 8,674                  $13,266                 $ 6,647
               $ 8,641                  $13,449                 $ 6,547
               $ 8,689                  $13,439                 $ 6,611
               $ 9,154                  $13,550                 $ 7,155
               $ 9,503                  $13,802                 $ 7,532
Jun-03         $ 9,553                  $13,775                 $ 7,629
               $ 9,527                  $13,312                 $ 7,763
               $ 9,659                  $13,400                 $ 7,914
               $ 9,683                  $13,755                 $ 7,830
               $ 9,966                  $13,627                 $ 8,273
               $10,024                  $13,659                 $ 8,346
Dec-03         $10,381                  $13,798                 $ 8,784
               $10,531                  $13,909                 $ 8,945
               $10,654                  $14,060                 $ 9,069
               $10,583                  $14,165                 $ 8,933
               $10,375                  $13,797                 $ 8,792
               $10,439                  $13,741                 $ 8,913
Jun-04         $10,577                  $13,819                 $ 9,086
               $10,390                  $13,956                 $ 8,786
               $10,484                  $14,222                 $ 8,821
               $10,557                  $14,261                 $ 8,917
               $10,679                  $14,380                 $ 9,053
               $10,904                  $14,266                 $ 9,419
Dec-04         $11,169                  $14,397                 $ 9,740
               $11,027                  $14,487                 $ 9,502
               $11,140                  $14,402                 $ 9,702
               $10,994                  $14,328                 $ 9,531
               $10,895                  $14,522                 $ 9,350
               $11,154                  $14,679                 $ 9,647
Jun-05         $11,181                  $14,759                 $ 9,661
               $11,393                  $14,625                 $10,020
               $11,373                  $14,812                 $ 9,929
               $11,375                  $14,660                 $10,009
               $11,215                  $14,544                 $ 9,842
               $11,481                  $14,608                 $10,215
Dec-05         $11,508                  $14,747                 $10,218
               $11,720                  $14,748                 $10,489
               $11,739                  $14,796                 $10,517
               $11,803                  $14,651                 $10,648
               $11,894                  $14,625                 $10,791
               $11,671                  $14,609                 $10,480
Jun-06         $11,689                  $14,640                 $10,495
               $11,778                  $14,838                 $10,559
               $12,009                  $15,065                 $10,811
               $12,235                  $15,198                 $11,089
               $12,501                  $15,298                 $11,451
               $12,697                  $15,476                 $11,668
Dec-06         $12,776                  $15,386                 $11,832
               $12,983                  $15,379                 $12,011
               $12,891                  $15,617                 $11,776
               $12,982                  $15,617                 $11,908
               $13,359                  $15,701                 $12,435
               $13,603                  $15,582                 $12,869
Jun-07         $13,446                  $15,536                 $12,655
               $13,245                  $15,666                 $12,263
               $13,428                  $15,858                 $12,447
               $13,762                  $15,978                 $12,912
               $13,953                  $16,122                 $13,118
               $13,726                  $16,412                 $12,569
Dec-07        $13,673                  $16,458                 $12,482
               $13,276                  $16,734                 $11,733
               $13,046                  $16,757                 $11,352
               $13,077                  $16,814                 $11,303
               $13,408                  $16,779                 $11,854
               $13,461                  $16,656                 $12,007
Jun-08         $12,770                  $16,643                 $10,995

          Summit Balanced Index Portfolio - Average Annual Total Return

                  1-Year         5-Year         Since Inception
                  ------         ------         ---------------
                  -5.03%          5.98%              2.71%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

                               ------------------
                                 Portfolio Data
                               ------------------

Managers:                                                  Gary R. Rodmaker
                                                           Michael J. Schultz
                                                           Kevin P. Aug
Inception Date:                                            May 3, 1999
Total Net Assets:                                          $20.53 Million
Number of Equity Holdings:                                 499
Median Cap Size:                                           $10,895 (in millions)
Average Price-to-book Ratio:                               2.42 x
Number of Fixed Income Holdings:                           36
Effective Duration                                         4.15 years
Average Maturity                                           12.04 years
Average Credit Quality                                     Aaa/AAA
Current Yield                                              5.34%

                           --------------------------
                             Top 10 Equity Holdings
                           --------------------------

                                                             (% of net assets)
                                                           ---------------------
Exxon Mobil Corp.                                                  2.48%
General Electric Co.                                               1.41%
Microsoft Corp.                                                    1.16%
Chevron Corp.                                                      1.08%
AT&T, Inc.                                                         1.07%
Procter & Gamble Co.                                               0.98%
Johnson & Johnson                                                  0.95%
International Business Machines Corp.                              0.86%
ConocoPhillips                                                     0.78%
Apple, Inc.                                                        0.77%

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Stocks                                                                58.7%
Treasuries & Agency Notes                                                  15.2%
Mortgage-Backed Securities                                                 13.6%
Corporate Bonds                                                             8.5%
Short-Term, Futures, & Other                                                4.0%

--------------------------------------------------------------------------------

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   40
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                                        BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

Objective - Seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index") and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index (the "Bond Index").

Strategy - The Summit Pinnacle Balanced Index Portfolio (the "Portfolio") will invest approximately 60% of its net assets in a portfolio of stocks included in the Index and in futures of the Index, and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Bond Index.

Managers' Comments:

For the period ended June 30, 2008, the Summit Balanced Index Portfolio's total return was -6.61% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a -6.71% total return for the Balanced Index (a hypothetical index composed of 60% of the S&P 500 Index and 40% of the Lehman Aggregate Bond Index, which had total returns of -11.91% and 1.13%, respectively). The difference of 0.10% is referred to as "tracking error" and is attributed to a number of factors, including the Portfolio's operating expenses. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services. Other factors include the timing and size of cash flows into and out of the Portfolio and related holdings of cash and cash equivalents; brokers' commissions or other trading costs; holding security positions in amounts that are different than the weightings in the Index; and maintaining stock and bond portfolio holdings in a ratio different from the 60%/40% default ratio, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            41
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS                                    BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Computed on the basis of capital stock outstanding throughout the period.

                                                   For the Six
                                                   Months Ended
                                                     June 30,
                                                   (Unaudited)                     Year Ended December 31,
                                                   -----------------------------------------------------------------------
                                                       2008           2007       2006       2005       2004         2003
                                                   -----------------------------------------------------------------------
Net asset value, beginning of period                $    51.62      $  49.58   $  45.74   $  45.55   $  43.05     $  37.50
                                                    ----------      --------   --------   --------   --------     --------

INVESTMENT ACTIVITIES:
   Net investment income / (loss)                         0.65          1.33       1.16       1.07       0.95(1)      0.95
   Net realized and unrealized gains / (losses)          (4.04)         2.12       3.80       0.28       2.27         5.57
                                                    ----------      --------   --------   --------   --------     --------
Total from Investment Activities                         (3.39)         3.45       4.96       1.35       3.22         6.52
                                                    ----------      --------   --------   --------   --------     --------

DISTRIBUTIONS:
   Net investment income                                 (0.69)        (1.41)     (1.12)     (1.16)     (0.72)       (0.97)
                                                    ----------      --------   --------   --------   --------     --------
Total Distributions                                      (0.69)        (1.41)     (1.12)     (1.16)     (0.72)       (0.97)
                                                    ----------      --------   --------   --------   --------     --------
Net asset value, end of period                      $    47.54      $  51.62   $  49.58   $  45.74   $  45.55     $  43.05
                                                    ==========      ========   ========   ========   ========     ========
Total return                                             -6.61%         7.02%     11.02%      3.04%      7.59%       17.70%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)          0.60%(3)      0.60%      0.60%      0.60%      0.60%        0.60%
Ratio of expenses to average net assets - gross           0.76%(3)      0.69%      0.69%      0.70%      0.71%        1.01%
Ratio of net investment income / (loss) to
   average net assets                                     2.53%(3)      2.47%      2.36%      2.25%      2.23%        2.31%
Portfolio turnover rate                                  13.40%        15.11%     21.19%      3.85%     21.20%       25.45%
Net assets, end of period (000's)                   $   20,526      $ 25,993   $ 28,784   $ 29,316   $ 33,356     $ 11,667

(1)   Per share amounts are based on average shares outstanding.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   42
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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
BALANCED INDEX PORTFOLIO                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2008 (Unaudited)

                                                          SHARES          VALUE
                                                    ---------------------------
COMMON STOCKS - 58.7%
Consumer Discretionary - 4.9%
   Abercrombie & Fitch Co. - Class A                          92   $      5,767
   Amazon.Com, Inc. (a)                                      328         24,052
   Apollo Group, Inc. - Class A (a)                          146          6,462
   AutoNation, Inc. (a) (d)                                  203          2,034
   Autozone, Inc. (a) (d)                                     47          5,687
   Bed Bath & Beyond, Inc. (a) (d)                           282          7,924
   Best Buy Co., Inc.                                        373         14,771
   Big Lots, Inc. (a) (d)                                    137          4,280
   Black & Decker Corp.                                       67          3,853
   Carnival Corp. (d)                                        465         15,326
   CBS Corporation - Class B (d)                             729         14,208
   Centex Corp.                                              157          2,099
   Clear Channel Communications, Inc.                        529         18,621
   Coach, Inc. (a)                                           392         11,321
   Comcast Corp. - Class A                                 3,270         62,032
   D.R. Horton, Inc.                                         341          3,700
   Darden Restaurants, Inc. (d)                              165          5,270
   Dillard's, Inc. - Class A (d)                              71            821
   The DIRECTV Group, Inc. (a) (d)                           764         19,795
   E.W. Scripps Co. - Class A (d)                             96          3,988
   Eastman Kodak Co. (d)                                     359          5,180
   Expedia, Inc. (a)                                         240          4,411
   Family Dollar Stores, Inc. (d)                            175          3,490
   Ford Motor Co. (a) (d)                                  2,236         10,755
   Fortune Brands, Inc.                                      163         10,173
   GameStop Corp. - Class A (a) (d)                          180          7,272
   Gannett Co., Inc. (d)                                     273          5,916
   The Gap, Inc.                                             496          8,268
   General Motors Corp. (d)                                  602          6,923
   Genuine Parts Co.                                         198          7,857
   The Goodyear Tire & Rubber Co. (a) (d)                    263          4,689
   H&R Block, Inc. (d)                                       375          8,025
   Harley-Davidson, Inc. (d)                                 257          9,319
   Harman International Industries, Inc. (d)                  77          3,187
   Hasbro, Inc.                                              157          5,608
   Home Depot, Inc.                                        1,793         41,992
   IAC/InterActiveCorp (a)                                   196          3,779
   International Game Technology                             336          8,393
   Interpublic Group of Companies, Inc. (a) (d)              544          4,678
   J.C. Penney Co., Inc.                                     236          8,564
   Johnson Controls, Inc.                                    632         18,126
   Jones Apparel Group, Inc. (d)                             136          1,870
   KB Home (d)                                                90          1,524
   Kohl's Corp. (a)                                          334         13,373
   Leggett & Platt, Inc. (d)                                 221          3,706
   Lennar Corp. (d)                                          162          1,999
   Limited Brands, Inc.                                      331          5,577
   Liz Claiborne, Inc. (d)                                   129          1,825
   Lowe's Companies, Inc.                                  1,554         32,246
   Macys, Inc.                                               461          8,953
   Marriott International, Inc. - Class A (d)                333          8,738
   Mattel, Inc.                                              390          6,677
   McDonald's Corp.                                        1,257         70,669
   The McGraw-Hill Cos., Inc. (d)                            350         14,042
   Meredith Corp. (d)                                         41          1,160
   The New York Times Co. - Class A (d)                      191          2,939

                                                          SHARES          VALUE
                                                    ---------------------------
Consumer Discretionary - 4.9% (Continued)
   Newell Rubbermaid, Inc.                                   297   $      4,987
   News Corp. - Class A                                    2,460         36,998
   Nike, Inc. - Class B (d)                                  409         24,381
   Nordstrom, Inc. (d)                                       200          6,060
   Office Depot, Inc. (a)                                    321          3,512
   Omnicom Group, Inc.                                       348         15,618
   Polo Ralph Lauren Corp. (d)                                63          3,955
   Pulte Homes, Inc. (d)                                     265          2,552
   RadioShack Corp.                                          170          2,086
   Sears Holdings Corp. (a) (d)                               78          5,745
   The Sherwin-Williams Co.                                  111          5,098
   Snap-On, Inc.                                              62          3,225
   The Stanley Works                                          88          3,945
   Staples, Inc.                                             752         17,860
   Starbucks Corp. (a)                                       777         12,230
   Starwood Hotels & Resorts Worldwide, Inc.                 212          8,495
   Target Corp.                                              883         41,051
   Tiffany & Co.                                             145          5,909
   Time Warner, Inc.                                       3,839         56,817
   TJX Companies, Inc.                                       465         14,634
   VF Corp.                                                  104          7,403
   Viacom, Inc. - Class B (a)                                698         21,317
   The Walt Disney Co.                                     2,023         63,118
   The Washington Post Co. - Class B                           6          3,521
   Wendy's International, Inc. (d)                           109          2,967
   Whirlpool Corp. (d)                                        92          5,679
   Wyndham Worldwide Corp.                                   189          3,385
   Yum! Brands, Inc.                                         541         18,984
                                                                   ------------
                                                                        995,446
                                                                   ------------
Consumer Staples - 6.3%
   Altria Group, Inc.                                      2,238         46,013
   Anheuser-Busch Companies, Inc.                            781         48,516
   Archer-Daniels-Midland Co.                                684         23,085
   Avon Products, Inc.                                       456         16,425
   Brown-Forman Corp. - Class B (d)                           92          6,952
   Campbell Soup Co.                                         237          7,930
   Clorox Co.                                                163          8,509
   The Coca-Cola Co.                                       2,154        111,965
   Coca-Cola Enterprises, Inc.                               324          5,605
   Colgate-Palmolive Co.                                     542         37,452
   ConAgra Foods, Inc.                                       518          9,987
   Constellation Brands, Inc. - Class A (a) (d)              225          4,468
   Costco Wholesale Corp.                                    462         32,405
   CVS Caremark Corp.                                      1,569         62,085
   Dean Foods Co. (a)                                        151          2,963
   The Estee Lauder Companies, Inc. (d)                      137          6,364
   General Mills, Inc.                                       359         21,816
   The Hershey Co.                                           179          5,868
   HJ Heinz Co.                                              337         16,125
   Kellogg Co. (d)                                           291         13,974
   Kimberly-Clark Corp.                                      450         26,901
   Kraft Foods, Inc.                                       1,645         46,800
   The Kroger Co.                                            725         20,931
   Lorillard, Inc.                                           177         12,248
   McCormick & Co., Inc. (d)                                 163          5,813
   Molson Coors Brewing Co. - Class B                        160          8,693

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            43
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                                 BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Consumer Staples - 6.3% (Continued)
   Pepsi Bottling Group, Inc.                                148   $      4,132
   PepsiCo, Inc.                                           1,711        108,802
   Philip Morris International, Inc. (a)                   2,238        110,535
   Procter & Gamble Co.                                    3,299        200,612
   Reynolds American, Inc. (d)                               182          8,494
   Safeway, Inc.                                             471         13,447
   Sara Lee Corp.                                            770          9,433
   Supervalu, Inc.                                           225          6,950
   Sysco Corp.                                               647         17,799
   Tyson Foods, Inc. - Class A                               315          4,706
   UST, Inc. (d)                                             167          9,120
   Walgreen Co.                                            1,054         34,266
   Wal-Mart Stores, Inc.                                   2,510        141,062
   Whole Foods Market, Inc. (d)                              164          3,885
   WM Wrigley Jr. Co.                                        232         18,045
                                                                   ------------
                                                                      1,301,181
                                                                   ------------
Energy - 9.4%
   Anadarko Petroleum Corp.                                  496         37,121
   Apache Corp.                                              352         48,928
   Baker Hughes, Inc.                                        339         29,608
   BJ Services Co.                                           340         10,860
   Cameron International Corporation (a)                     233         12,897
   Chesapeake Energy Corp.                                   476         31,397
   Chevron Corp.                                           2,245        222,547
   ConocoPhillips                                          1,702        160,652
   Consol Energy, Inc.                                       194         21,800
   Devon Energy Corp.                                        473         56,836
   El Paso Corp.                                             745         16,196
   ENSCO International, Inc.                                 173         13,968
   EOG Resources, Inc.                                       262         34,374
   Exxon Mobil Corp.                                       5,767        508,246
   Halliburton Co.                                           937         49,727
   Hess Corp.                                                296         37,352
   Marathon Oil Corp.                                        755         39,162
   Murphy Oil Corp.                                          200         19,610
   Nabors Industries Ltd. (a) (d)                            301         14,818
   National Oilwell Varco, Inc. (a)                          445         39,480
   Noble Energy, Inc.                                        183         18,402
   Noble Corp.                                               285         18,514
   Occidental Petroleum Corp.                                881         79,167
   Peabody Energy Corp. (d)                                  282         24,830
   Range Resources Corp.                                     159         10,421
   Rowan Companies, Inc. (d)                                 129          6,031
   Schlumberger Ltd.                                       1,271        136,543
   Smith International, Inc.                                 213         17,709
   Southwestern Energy Co. (a)                               368         17,520
   Spectra Energy Corp.                                      671         19,284
   Sunoco, Inc. (d)                                          125          5,086
   Tesoro Corp. (d)                                          160          3,163
   Transocean, Inc. (a)                                      338         51,508
   Valero Energy Corp.                                       585         24,090
   Weatherford International Ltd. (a)                        718         35,606
   Williams Companies, Inc.                                  631         25,436
   XTO Energy, Inc.                                          514         35,214
                                                                   ------------
                                                                      1,934,103
                                                                   ------------

                                                          SHARES          VALUE
                                                    ---------------------------
Financials - 8.3%
   ACE Ltd.                                                  351   $     19,337
   Aflac, Inc.                                               519         32,593
   The Allstate Corp.                                        608         27,719
   American Capital Strategies Ltd.                          230          5,467
   American Express Co.                                    1,244         46,862
   American International Group, Inc.                      2,908         76,946
   Ameriprise Financial, Inc.                                247         10,046
   AON Corp.                                                 313         14,379
   Apartment Investment & Management Co. (d)                 117          3,985
   Assurant, Inc.                                            102          6,728
   Avalonbay Communities, Inc. (d)                            84          7,489
   Bank of America Corp.                                   4,788        114,290
   The Bank Of New York Mellon Corp.                       1,212         45,850
   BB&T Corp. (d)                                            584         13,298
   Boston Properties, Inc.                                   127         11,458
   Capital One Financial Corp. (d)                           416         15,812
   CB Richard Ellis Group, Inc. - Class A (a) (d)            250          4,800
   The Charles Schwab Corp.                                  996         20,458
   Chubb Corp.                                               408         19,996
   Cincinnati Financial Corp.                                200          5,080
   CIT Group, Inc. (d)                                       202          1,376
   Citigroup, Inc.                                         5,613         94,074
   CME Group, Inc.                                            59         22,608
   Comerica, Inc. (d)                                        161          4,126
   Countrywide Financial Corp. (d)                           689          2,928
   Developers Diversified Realty Corp. (d)                   131          4,547
   Discover Financial Services                               508          6,690
   E*Trade Financial Corp. (a) (d)                           496          1,557
   Equity Residential                                        289         11,060
   Fannie Mae                                              1,144         22,319
   Federated Investors, Inc. - Class B (d)                   103          3,545
   Fifth Third Bancorp (d)                                   567          5,772
   First Horizon National Corp.                              157          1,167
   Franklin Resources, Inc.                                  172         15,764
   Freddie Mac                                               703         11,529
   General Growth Properties, Inc. (d)                       309         10,824
   Genworth Financial, Inc.                                  486          8,656
   Goldman Sachs Group, Inc.                                 423         73,983
   Hartford Financial Services Group, Inc.                   334         21,566
   HCP, Inc. (d)                                             268          8,525
   Host Hotels & Resorts, Inc.                               606          8,272
   Hudson City Bancorp, Inc.                                 563          9,391
   Huntington Bancshares, Inc. (d)                           388          2,239
   IntercontinentalExchange, Inc. (a)                         80          9,120
   Janus Capital Group, Inc.                                 163          4,315
   JPMorgan Chase & Co.                                    3,687        126,501
   KeyCorp                                                   414          4,546
   Kimco Realty Corp.                                        264          9,113
   Legg Mason, Inc.                                          153          6,666
   Lehman Brothers Holdings, Inc. (d)                        719         14,243
   Leucadia National Corp.                                   195          9,153
   Lincoln National Corp.                                    287         13,007
   Loews Corp.                                               214         10,037
   M&T Bank Corp. (d)                                         88          6,208
   Marsh & McLennan Companies, Inc.                          553         14,682
   Marshall & Ilsley Corp. (d)                               300          4,599
   MBIA, Inc. (d)                                            168            738
   Merrill Lynch & Co., Inc. (d)                           1,047         33,200

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   44
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
BALANCED INDEX PORTFOLIO                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Financials - 8.3% (Continued)
   MetLife, Inc.                                             787   $     41,530
   MGIC Investment Corp. (d)                                 151            923
   Moody's Corp. (d)                                         228          7,852
   Morgan Stanley                                          1,190         42,923
   National City Corp. (d)                                   674          3,215
   Northern Trust Corp.                                      204         13,988
   NYSE Euronext (d)                                         282         14,286
   Plum Creek Timber Co., Inc. (d)                           184          7,859
   PNC Financial Services Group, Inc.                        372         21,241
   Principal Financial Group, Inc.                           278         11,668
   The Progressive Corp.                                     742         13,890
   Prologis                                                  274         14,892
   Prudential Financial, Inc. (d)                            483         28,854
   Public Storage, Inc.                                      138         11,149
   Regions Financial Corp. (d)                               739          8,063
   Safeco Corp.                                              101          6,783
   Simon Property Group, Inc.                                237         21,304
   SLM Corp. (a)                                             549         10,623
   Sovereign Bancorp, Inc. (d)                               420          3,091
   State Street Corp.                                        456         29,179
   SunTrust Banks, Inc. (d)                                  372         13,474
   T. Rowe Price Group, Inc. (d)                             281         15,868
   Torchmark Corp.                                            99          5,806
   The Travelers Companies, Inc.                             685         29,729
   Unum Group                                                399          8,160
   US Bancorp                                              1,835         51,178
   Vornado Realty Trust                                      152         13,376
   Wachovia Corp.                                          2,249         34,927
   Washington Mutual, Inc. (d)                             1,142          5,630
   Wells Fargo & Co.                                       3,585         85,144
   XL Capital Ltd. - Class A (d)                             190          3,906
   Zions Bancorporation (d)                                  115          3,621
                                                                   ------------
                                                                      1,705,371
                                                                   ------------
Health Care - 6.9%
   Abbott Laboratories                                     1,644         87,083
   Aetna, Inc.                                               532         21,562
   Allergan, Inc.                                            327         17,020
   AmerisourceBergen Corp.                                   179          7,158
   Amgen, Inc. (a)                                         1,157         54,564
   Applera Corp. - Applied Biosystems Group                  179          5,993
   Barr Pharmaceuticals, Inc. (a) (d)                        115          5,184
   Baxter International, Inc.                                674         43,096
   Becton, Dickinson & Co.                                   260         21,138
   Biogen Idec, Inc. (a)                                     312         17,438
   Boston Scientific Corp. (a)                             1,427         17,538
   Bristol-Myers Squibb Co.                                2,104         43,195
   C.R. Bard, Inc.                                           109          9,587
   Cardinal Health, Inc.                                     385         19,858
   Celgene Corp. (a)                                         446         28,486
   Cigna Corp.                                               297         10,511
   Coventry Health Care, Inc. (a)                            165          5,019
   Covidien Ltd.                                             529         25,334
   Eli Lilly & Co.                                         1,049         48,422
   Express Scripts, Inc. (a)                                 268         16,809
   Forest Laboratories, Inc. (a)                             332         11,534
   Genzyme Corp. (a)                                         283         20,382
   Gilead Sciences, Inc. (a)                                 990         52,420

                                                          SHARES          VALUE
                                                    ---------------------------
Health Care - 6.9% (Continued)
   Hospira, Inc. (a)                                         168   $      6,738
   Humana, Inc. (a)                                          180          7,159
   IMS Health, Inc.                                          228          5,312
   Intuitive Surgical, Inc. (a) (d)                            5          1,347
   Johnson & Johnson                                       3,041        195,658
   King Pharmaceuticals, Inc. (a) (d)                        304          3,183
   Laboratory Corp. of America Holdings (a) (d)              123          8,564
   McKesson Corp.                                            308         17,220
   Medco Health Solutions, Inc. (a)                          569         26,857
   Medtronic, Inc.                                         1,202         62,204
   Merck & Co., Inc.                                       2,313         87,177
   Millipore Corp. (a)                                        59          4,004
   Mylan, Inc. (d)                                           289          3,488
   Patterson Companies, Inc. (a) (d)                         162          4,761
   PerkinElmer, Inc.                                         126          3,509
   Pfizer, Inc.                                            7,257        126,780
   Quest Diagnostics, Inc.                                   167          8,094
   Schering-Plough Corp.                                   1,722         33,906
   St. Jude Medical, Inc. (a)                                364         14,880
   Stryker Corp.                                             253         15,909
   Tenet Healthcare Corp. (a) (d)                            549          3,052
   Thermo Fisher Scientific, Inc. (a)                        449         25,023
   UnitedHealth Group, Inc.                                1,373         36,041
   Varian Medical Systems, Inc. (a)                          133          6,896
   Waters Corp. (a)                                          107          6,902
   Watson Pharmaceuticals, Inc. (a)                          119          3,233
   Wellpoint, Inc. (a)                                       580         27,643
   Wyeth                                                   1,422         68,199
   Zimmer Holdings, Inc. (a)                                 250         17,013
                                                                   ------------
                                                                      1,420,083
                                                                   ------------
Industrials - 6.6%
   3M Co.                                                    758         52,749
   Allied Waste Industries, Inc. (a)                         326          4,114
   Avery Dennison Corp. (d)                                  125          5,491
   Boeing Co.                                                824         54,153
   Burlington Northern Santa Fe Corp.                        317         31,665
   C.H. Robinson Worldwide, Inc. (d)                         199         10,913
   Caterpillar, Inc.                                         676         49,902
   Cintas Corp. (d)                                          144          3,818
   Cooper Industries Ltd. - Class A                          228          9,006
   CSX Corp.                                                 447         28,076
   Cummins, Inc.                                             217         14,218
   Danaher Corp. (d)                                         270         20,871
   Deere & Co.                                               472         34,045
   Dover Corp.                                               212         10,255
   Eaton Corp.                                               156         13,255
   Emerson Electric Co.                                      838         41,439
   Equifax, Inc. (d)                                         168          5,648
   Expeditors International Washington, Inc.                 227          9,761
   FedEx Corp.                                               329         25,922
   Fluor Corp.                                               103         19,166
   General Dynamics Corp.                                    428         36,038
   General Electric Co.                                   10,811        288,546
   Goodrich Corp.                                            146          6,929
   Honeywell International, Inc.                             794         39,922
   Illinois Tool Works, Inc.                                 440         20,904
   Ingersoll-Rand Company Ltd. - Class A                     290         10,855

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            45
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                                 BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Industrials - 6.6% (Continued)
   ITT Corp.                                                 193   $     12,223
   Jacobs Engineering Group, Inc. (a)                        140         11,298
   L-3 Communications Holdings, Inc.                         134         12,177
   Lockheed Martin Corp.                                     369         36,406
   Manitowoc Co.                                             150          4,880
   Masco Corp.                                               393          6,182
   Monster Worldwide, Inc. (a) (d)                           152          3,133
   Norfolk Southern Corp.                                    412         25,820
   Northrop Grumman Corp.                                    360         24,084
   Paccar, Inc. (d)                                          392         16,397
   Pall Corp.                                                154          6,111
   Parker Hannifin Corp.                                     179         12,766
   Pitney Bowes, Inc.                                        231          7,877
   Precision Castparts Corp.                                 147         14,166
   Raytheon Co.                                              457         25,720
   Robert Half International, Inc. (d)                       193          4,626
   Rockwell Automation, Inc.                                 159          6,953
   Rockwell Collins, Inc.                                    174          8,345
   RR Donnelley & Sons Co.                                   256          7,601
   Ryder System, Inc. (d)                                     71          4,891
   Southwest Airlines Co. (d)                                781         10,184
   Terex Corp. (a)                                           109          5,599
   Textron, Inc.                                             265         12,702
   Tyco International Ltd.                                   526         21,061
   Union Pacific Corp.                                       558         42,129
   United Parcel Service, Inc. - Class B                   1,117         68,662
   United Technologies Corp.                               1,050         64,785
   W.W. Grainger, Inc.                                        83          6,789
   Waste Management, Inc.                                    540         20,363
                                                                   ------------
                                                                      1,351,591
                                                                   ------------
Information Technology - 9.7%
   Adobe Systems, Inc. (a)                                   610         24,028
   Advanced Micro Devices, Inc. (a) (d)                      642          3,743
   Affiliated Computer Services, Inc. - Class A (a)          116          6,205
   Agilent Technologies, Inc. (a)                            411         14,607
   Akamai Technologies, Inc. (a) (d)                         200          6,958
   Altera Corp.                                              358          7,411
   Analog Devices, Inc.                                      323         10,262
   Apple, Inc. (a)                                           948        158,733
   Applied Materials, Inc.                                 1,467         28,005
   Autodesk, Inc. (a)                                        246          8,317
   Automatic Data Processing, Inc.                           560         23,464
   BMC Software, Inc. (a)                                    209          7,524
   Broadcom Corp. - Class A (a)                              540         14,737
   CA, Inc.                                                  417          9,628
   Ciena Corp. (a) (d)                                       123          2,850
   Cisco Systems, Inc. (a)                                 6,450        150,027
   Citrix Systems, Inc. (a)                                  210          6,176
   Cognizant Technology Solutions Corp. - Class A (a)        309         10,046
   Computer Sciences Corp. (a)                               174          8,150
   Compuware Corp. (a)                                       350          3,339
   Convergys Corp. (a)                                       184          2,734
   Corning, Inc.                                           1,676         38,632
   Dell, Inc. (a)                                          2,161         47,283
   eBay, Inc. (a)                                          1,208         33,015
   Electronic Arts, Inc. (a)                                 335         14,884
   Electronic Data Systems Corp.                             591         14,562

                                                          SHARES          VALUE
                                                    ---------------------------
Information Technology - 9.7% (Continued)
   EMC Corp. (a)                                           2,233   $     32,803
   Fidelity National Information Services, Inc.              182          6,718
   Fiserv, Inc. (a)                                          175          7,940
   Google, Inc. - Class A (a)                                247        130,026
   Hewlett-Packard Co.                                     2,657        117,466
   Intel Corp.                                             6,216        133,520
   International Business Machines Corp.                   1,491        176,728
   Intuit, Inc. (a)                                          354          9,760
   Jabil Circuit, Inc.                                       208          3,413
   JDS Uniphase Corp. (a) (d)                                278          3,158
   Juniper Networks, Inc. (a)                                554         12,288
   KLA-Tencor Corp. (d)                                      194          7,898
   Lexmark International, Inc. - Class A (a) (d)             101          3,376
   Linear Technology Corp.                                   238          7,752
   LSI Corp. (a) (d)                                         894          5,489
   MEMC Electronic Materials, Inc. (a)                       244         15,016
   Microchip Technology, Inc. (d)                            204          6,230
   Micron Technology, Inc. (a) (d)                           878          5,268
   Microsoft Corp. (f)                                     8,625        237,274
   Molex, Inc.                                               187          4,565
   Motorola, Inc.                                          2,427         17,814
   National Semiconductor Corp. (d)                          250          5,135
   NetApp, Inc. (a) (d)                                      366          7,927
   Novell, Inc. (a)                                          404          2,379
   Novellus Systems, Inc. (a) (d)                            163          3,454
   Nvidia Corp. (a)                                          591         11,063
   Oracle Corp. (a)                                        4,191         88,011
   Paychex, Inc.                                             355         11,104
   QLogic Corp. (a)                                          185          2,699
   Qualcomm, Inc.                                          1,739         77,159
   SanDisk Corp. (a) (d)                                     243          4,544
   Sun Microsystems, Inc. (a) (d)                            881          9,585
   Symantec Corp. (a)                                        922         17,841
   Tellabs, Inc. (a) (d)                                     509          2,367
   Teradata Corp. (a)                                        223          5,160
   Teradyne, Inc. (a)                                        237          2,624
   Texas Instruments, Inc.                                 1,486         41,846
   Total System Services, Inc. (d)                           230          5,111
   Tyco Electronics Ltd.                                     529         18,949
   Unisys Corp. (a)                                          404          1,596
   VeriSign, Inc. (a) (d)                                    235          8,883
   The Western Union Co.                                     798         19,726
   Xerox Corp.                                               982         13,316
   Xilinx, Inc. (d)                                          346          8,736
   Yahoo!, Inc. (a)                                        1,420         29,337
                                                                   ------------
                                                                      1,998,374
                                                                   ------------
Materials - 2.3%
   Air Products & Chemicals, Inc.                            230         22,738
   Alcoa, Inc.                                               902         32,129
   Allegheny Technologies, Inc. (d)                          109          6,462
   Ashland, Inc.                                              70          3,374
   Ball Corp. (d)                                            129          6,158
   Bemis Co.                                                 122          2,735
   The Dow Chemical Co.                                    1,006         35,119
   Eastman Chemical Co. (d)                                   98          6,748
   Ecolab, Inc.                                              186          7,996
   EI Du Pont de Nemours & Co.                               957         41,046

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   46
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
BALANCED INDEX PORTFOLIO                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Materials - 2.3% (Continued)
   Freeport-McMoRan Copper & Gold, Inc. -
      Class B (d)                                            406   $     47,579
   Hercules, Inc. (d)                                        136          2,303
   International Flavors & Fragrances, Inc. (d)               91          3,554
   International Paper Co.                                   455         10,602
   MeadWestvaco Corp. (d)                                    214          5,102
   Monsanto Co.                                              582         73,588
   Newmont Mining Corp.                                      480         25,037
   Nucor Corp. (d)                                           332         24,790
   Pactiv Corp. (a)                                          139          2,951
   PPG Industries, Inc.                                      174          9,982
   Praxair, Inc.                                             336         31,665
   Rohm & Haas Co.                                           134          6,223
   Sealed Air Corp. (d)                                      202          3,840
   Sigma-Aldrich Corp. (d)                                   139          7,487
   Titanium Metals Corp. (d)                                 100          1,399
   United States Steel Corp.                                 126         23,282
   Vulcan Materials Co. (d)                                  119          7,114
   Weyerhaeuser Co.                                          223         11,404
                                                                   ------------
                                                                        462,407
                                                                   ------------
Telecommunication Services - 2.0%
   American Tower Corp. - Class A (a)                        431         18,210
   AT&T, Inc.                                              6,530        219,996
   CenturyTel, Inc. (d)                                      118          4,200
   Citizens Communications Co. (d)                           424          4,808
   Embarq Corp.                                              176          8,319
   Qwest Communications International, Inc. (d)            1,802          7,082
   Sprint Nextel Corp.                                     3,024         28,728
   Verizon Communications, Inc.                            3,069        108,643
   Windstream Corp. (d)                                      554          6,836
                                                                   ------------
                                                                        406,822
                                                                   ------------
Utilities - 2.3%
   The AES Corp. (a)                                         712         13,678
   Allegheny Energy, Inc.                                    193          9,671
   Ameren Corp.                                              240         10,135
   American Electric Power Co., Inc.                         426         17,138
   Centerpoint Energy, Inc.                                  399          6,404
   CMS Energy Corp. (d)                                      261          3,889
   Consolidated Edison, Inc. (d)                             289         11,297
   Constellation Energy Group, Inc.                          193         15,845
   Dominion Resources, Inc.                                  622         29,539
   DTE Energy Co. (d)                                        174          7,385
   Duke Energy Corporation                                 1,341         23,307
   Dynegy, Inc. - Class A (a) (d)                            500          4,275
   Edison International                                      347         17,829
   Entergy Corp.                                             207         24,939
   Exelon Corp.                                              702         63,152
   FirstEnergy Corp.                                         325         26,757
   FPL Group, Inc.                                           433         28,396
   Integrys Energy Group, Inc. (d)                            82          4,168
   Nicor, Inc. (d)                                            48          2,044
   NiSource, Inc. (d)                                        342          6,129
   Pepco Holdings, Inc.                                      220          5,643
   PG&E Corp.                                                377         14,963
   Pinnacle West Capital Corp. (d)                           117          3,600
   PPL Corp.                                                 396         20,699
   Progress Energy, Inc. (d)                                 276         11,545
   Public Service Enterprise Group, Inc.                     541         24,848

                                                          SHARES          VALUE
                                                    ---------------------------
Utilities - 2.3% (Continued)
   Questar Corp.                                             201   $     14,279
   Sempra Energy                                             278         15,693
   Southern Co.                                              807         28,180
   TECO Energy, Inc. (d)                                     244          5,244
   Xcel Energy, Inc.                                         475          9,533
                                                                   ------------
                                                                        480,204
                                                                   ------------
     TOTAL COMMON STOCKS
       (Cost $9,901,273)                                             12,055,582
                                                                   ------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
CORPORATE BONDS - 8.5%
Consumer Staples - 0.5%
   Campbell Soup Co.
      5.875%, 10/01/2008                            $    100,000   $    100,715
                                                                   ------------
Energy - 3.2%
   Apache Corp.
      5.625%, 01/15/2017 (d)                             100,000        101,179
   Burlington Resources Finance Co.
      6.500%, 12/01/2011                                 150,000        159,269
   Colonial Pipeline Co.
      7.750%, 11/01/2010 (b)                             125,000        133,529
   Conoco Funding Co.
      6.350%, 10/15/2011                                  50,000         52,878
   Public Service of North Carolina, Inc.
      6.625%, 02/15/2011                                 150,000        156,512
   XTO Energy, Inc.
      4.625%, 06/15/2013                                  50,000         48,335
                                                                   ------------
                                                                        651,702
                                                                   ------------
Financials - 3.6%
   Bank of America Corp.
      5.750%, 12/01/2017                                 100,000         93,912
   Goldman Sachs Group, Inc.
      5.350%, 01/15/2016                                 100,000         95,205
   Morgan Stanley
      6.625%, 04/01/2018                                 150,000        142,129
   Union Planters Corp.
      4.375%, 12/01/2010                                 190,000        185,949
   U.S. Bank NA
      4.950%, 10/30/2014 (d)                             100,000         98,590
   Wells Fargo & Co.
      4.375%, 01/31/2013                                 125,000        121,038
                                                                   ------------
                                                                        736,823
                                                                   ------------
Industrials - 1.2%
   Honeywell International, Inc.
      7.500%, 03/01/2010                                 125,000        133,005
   Masco Corp.
      5.875%, 07/15/2012                                 125,000        119,365
                                                                   ------------
                                                                        252,370
                                                                   ------------
      TOTAL CORPORATE BONDS
         (Cost $1,782,593)                                            1,741,610
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            47
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                                 BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
MORTGAGE BACKED SECURITIES - 13.6%
   Fannie Mae Pool
      Pool #500823, 7.000%, 07/01/2029              $    121,207   $    128,160
      Pool #653650, 6.500%, 08/01/2032                    62,261         64,377
      Pool #722267, 5.500%, 07/01/2033                   218,481        216,634
      Pool #732114, 6.000%, 08/01/2033                   129,001        130,893
      Pool #357457, 5.500%, 11/01/2033                   411,247        407,769
      Pool #903724, 7.500%, 11/01/2036                   230,360        240,780
   Freddie Mac (Gold) Pool
      Pool #E9-6460, 5.000%, 05/01/2018                  472,081        470,979
      Pool #E9-9160, 4.500%, 09/01/2018                   99,391         97,167
      Pool #G0-8146, 6.000%, 08/01/2036                  558,862        565,313
   Ginnie Mae Pool
      5.500%, 07/20/2034                                 477,234        475,018
                                                                   ------------
      TOTAL MORTGAGE BACKED SECURITIES
         (Cost $2,839,009)                                            2,797,090
                                                                   ------------
U.S. GOVERNMENT AGENCY ISSUES - 5.6%
   Federal National Mortgage Association
      5.050%, 02/07/2011                               1,100,000      1,143,361
                                                                   ------------
      TOTAL U.S. GOVERNMENT AGENCY ISSUES
         (Cost $1,104,273)                                            1,143,361
                                                                   ------------
U.S. TREASURY OBLIGATIONS - 9.6%
U.S. Treasury Bonds - 3.0%
      5.250%, 11/15/2028 (d)                             450,000        487,793
      6.125%, 08/15/2029 (d)                             100,000        120,617
                                                                   ------------
                                                                        608,410
                                                                   ------------
U.S. Treasury Notes - 6.6%
      4.500%, 02/15/2009 (d)                             200,000        202,719
      6.000%, 08/15/2009 (d)                              50,000         51,941
      5.750%, 08/15/2010 (d)                             180,000        191,433
      4.250%, 01/15/2011 (d)                             200,000        207,531
      4.750%, 01/31/2012 (d)                             150,000        158,285
      4.750%, 05/15/2014 (d)                             150,000        160,805
      4.125%, 05/15/2015 (d)                              50,000         51,668
      5.125%, 05/15/2016 (d)                             300,000        327,093
                                                                   ------------
                                                                      1,351,475
                                                                   ------------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $1,884,471)                                            1,959,885
                                                                   ------------

                                                          SHARES          VALUE
                                                    ---------------------------
INVESTMENT COMPANIES - 1.8%
   iShares Lehman Aggregate Bond Fund                      3,630   $    364,452
                                                                   ------------
      TOTAL INVESTMENT COMPANIES
         (Cost $366,972)                                                364,452
                                                                   ------------

SHORT TERM INVESTMENTS (f) - 0.6%
Money Market Funds - 0.4%
   Northern U.S. Government Select
      Money Market Fund                                   81,492         81,492
                                                                   ------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
U.S. Treasury Bills - 0.2%
   United States Treasury Bills
      2.100%, 07/31/2008                            $     50,000   $     49,913
                                                                   ------------
      TOTAL SHORT TERM INVESTMENTS
         (Cost $131,405)                                                131,405
                                                                   ------------
Total Investments (Cost $18,009,996) (c) - 98.4%                     20,193,385
Northern Institutional Liquid Assets
   Portfolio (e) - 13.5%                                              2,777,342
Liabilities in Excess of Other Assets - (11.9)%                      (2,444,305)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 20,526,422
                                                                   ============

--------------------------------------------------------------------------------
(a)   Non-income producing security.

(b) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.

(c) For federal income tax purposes, cost is $18,043,864 and gross unrealized appreciation and depreciation of securities as of June 30, 2008 was $3,872,372 and ($1,722,851), respectively, with a net appreciation / (depreciation) of $2,149,521.

(d)   All or a portion of the security is out on loan.

(e) This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $3,185,414, $2,777,342, and $487,089, respectively.

(f) Securities and other assets with an aggregate value of $256,200 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of June 30, 2008:

                                                                   Unrealized
                                                                  Appreciation/
    Type                                  Contracts              (Depreciation)
--------------------------------------------------------------------------------
S&P 500 E-Mini Futures (09/08)               4                      ($5,444)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   48
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
BALANCED INDEX PORTFOLIO                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                 Investments in  Other Financial
Description                                        Securities      Instruments *
--------------------------------------------------------------------------------
  Level 1 - Quoted prices                          $ 17,288,666        $ (5,444)
  Level 2 - Other significant observable inputs       5,682,061              --
  Level 3 - Significant unobservable inputs                  --              --
                                                   ----------------------------
  Total                                            $ 22,970,727        $ (5,444)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation / (depreciation) on the instrument.
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            49
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                                    BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS
   Investments in securities, at value                             $ 20,193,385
   Collateral for securities loaned,
      at fair value                                                   2,777,342
   Receivables:
      Securities sold                                                   250,383
      Shares sold                                                         6,622
      Interest and dividends                                            102,545
      Variation margin                                                    1,455
   Prepaid expenses and other                                               783
                                                                   ------------
                                                                     23,332,515
                                                                   ------------
LIABILITIES
   Payables:
      Payable upon return of securities loaned                        2,777,342
      Shares redeemed                                                     2,791
      Professional fees                                                   9,504
      Fund accounting fees                                                4,594
      Custodian fees                                                      4,308
      Administration fees                                                 1,759
      Advisory fees                                                       1,320
      Royalty fees                                                          647
      Directors' fees                                                       199
      Other accrued expenses                                              3,629
                                                                   ------------
                                                                      2,806,093
                                                                   ------------
NET ASSETS*
   Paid-in capital                                                   18,551,342
   Accumulated undistributed net
      investment income / (loss)                                         36,766
   Accumulated net realized gain / (loss)
      on investments and futures contracts                             (239,631)
   Net unrealized appreciation / (depreciation)
      on investments and futures contracts                            2,177,945
                                                                   ------------
                                                                   $ 20,526,422
                                                                   ============

Investments at cost                                                $ 18,009,996
Shares authorized - Class I ($.10 par value)                         20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                              Shares                    NAV
Share Class                Net Assets       Outstanding              Per Share
Class I                   $ 20,526,422        431,758                 $ 47.54

--------------------------------------------------------------------------------
*  FEDERAL TAX DATA AS OF DECEMBER 31, 2007

    Undistributed ordinary income                                  $     62,818
    Unrealized appreciation                                        $  4,417,226

                Capital Loss Carryforward Expiring December 31:
--------------------------------------------------------------------------------
                        2012                      2013
                      ---------                ----------
                      $(30,789)                $(576,478)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
   Interest                                                        $    192,180
   Dividends                                                            152,226
   Foreign dividend taxes withheld                                           (8)
   Other income                                                           7,563
                                                                   ------------
                                                                        351,961
                                                                   ------------
EXPENSES
   Advisory fees                                                         33,656
   Administration fees                                                   11,219
   Fund accounting fees                                                  13,320
   Professional fees                                                     10,162
   Transfer agent fees                                                    6,976
   Custodian fees                                                         5,908
   Directors' fees                                                        1,578
   Shareholder reporting fees                                             1,076
   Royalty fees                                                             635
   Other expenses                                                         1,217
                                                                   ------------
                                                                         85,747
   Reimbursements and waivers                                           (18,435)
                                                                         67,312
                                                                   ------------
NET INVESTMENT INCOME / (LOSS)                                          284,649
                                                                   ------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments                            421,587
   Net realized gain / (loss) on futures contracts                      (16,969)
                                                                   ------------
                                                                        404,618
                                                                   ------------
   Net change in unrealized appreciation /
      (depreciation) on investments and
      futures contracts                                              (2,273,149)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                            (1,868,531)
                                                                   ------------

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS            $ (1,583,882)
                                                                   ============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

                  Percent of Current
                    Net Asset Value
------------------------------------------------------
   Advisory           Administration           Expense            Reimbursements
     Fee                   Fee                  Limit              and Waivers
--------------------------------------------------------------------------------
    0.30%                 0.10%                 0.60%                $18,435
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   50
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
BALANCED INDEX PORTFOLIO                                    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  For the Six
                                                                                 Months Ended        Year
                                                                                   June 30,         Ended
                                                                                  (Unaudited)    December 31,
                                                                                 ----------------------------
                                                                                     2008            2007
                                                                                 ----------------------------
OPERATIONS
   Net investment income / (loss)                                                $    284,649    $    687,935
   Net realized gain / (loss) on investments and futures                              404,618         938,866
   Net change in unrealized appreciation / (depreciation) on investments
      and futures contracts                                                        (2,273,149)        269,166
                                                                                 ------------    ------------
                                                                                   (1,583,882)      1,895,967
                                                                                 ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                                             (310,701)       (763,686)
                                                                                 ------------    ------------
                                                                                     (310,701)       (763,686)
                                                                                 ------------    ------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                                          715,638       2,970,792
   Reinvestment of distributions                                                      310,701         763,686
   Payments for shares redeemed                                                    (4,598,719)     (7,657,161)
                                                                                 ------------    ------------
                                                                                   (3,572,380)     (3,922,683)
                                                                                 ------------    ------------
NET INCREASE / (DECREASE) IN NET ASSETS                                            (5,466,963)     (2,790,402)
NET ASSETS
   Beginning of period                                                             25,993,385      28,783,787
                                                                                 ------------    ------------
   End of period                                                                 $ 20,526,422    $ 25,993,385
                                                                                 ============    ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                  $     36,766    $     62,818
                                                                                 ============    ============

--------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
   Sold                                                                                14,379          57,932
   Reinvestment of distributions                                                        6,299          15,006
   Redeemed                                                                           (92,430)       (149,994)
                                                                                 ------------    ------------
   Net increase / (decrease) from fund share transactions                             (71,752)        (77,056)
                                                                                 ============    ============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                                                 $  1,855,993    $  1,197,906
   U.S. Government Securities                                                         425,477       2,149,724
   Asset Backed Securities                                                                 --         511,105
   Corporate Bonds                                                                    680,245         269,883
                                                                                 ------------    ------------
                                                                                 $  2,961,715    $  4,123,618
                                                                                 ============    ============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                                                 $  2,773,453    $  4,109,031
   U.S. Government Securities                                                       2,774,176       2,114,762
   Asset Backed Securities                                                            399,741         823,696
   Corporate Bonds                                                                    302,124         667,745
                                                                                 ------------    ------------
                                                                                 $  6,249,494    $  7,715,234
                                                                                 ============    ============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                               $    310,701    $    763,686
                                                                                 ------------    ------------
                                                                                 $    310,701    $    763,686
                                                                                 ============    ============
--------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            51
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
NASDAQ-100 INDEX PORTFOLIO
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Summit Nasdaq-100 Index Portfolio      NASDAQ-100 INDEX
Apr-00                     $10,000                      $10,000
                           $10,760                      $10,218
                           $ 9,470                      $ 9,002
Jun-00                     $10,730                      $10,193
                           $10,300                      $ 9,775
                           $11,630                      $11,044
                           $10,170                      $ 9,671
                           $ 9,360                      $ 8,891
                           $ 7,150                      $ 6,790
Dec-00                     $ 6,670                      $ 6,343
                           $ 7,380                      $ 7,024
                           $ 5,420                      $ 5,170
                           $ 4,470                      $ 4,263
                           $ 5,270                      $ 5,026
                           $ 5,110                      $ 4,877
1-Jun                      $ 5,190                      $ 4,959
                           $ 4,770                      $ 4,562
                           $ 4,160                      $ 3,983
                           $ 3,310                      $ 3,166
                           $ 3,860                      $ 3,699
                           $ 4,520                      $ 4,326
1-Dec                      $ 4,460                      $ 4,275
                           $ 4,380                      $ 4,202
                           $ 3,836                      $ 3,685
                           $ 4,096                      $ 3,938
                           $ 3,600                      $ 3,462
                           $ 3,406                      $ 3,276
2-Jun                      $ 2,958                      $ 2,851
                           $ 2,718                      $ 2,609
                           $ 2,662                      $ 2,556
                           $ 2,350                      $ 2,258
                           $ 2,794                      $ 2,684
                           $ 3,162                      $ 3,027
2-Dec                      $ 2,788                      $ 2,670
                           $ 2,786                      $ 2,667
                           $ 2,864                      $ 2,741
                           $ 2,888                      $ 2,765
                           $ 3,136                      $ 3,003
                           $ 3,394                      $ 3,253
3-Jun                      $ 3,404                      $ 3,263
                           $ 3,614                      $ 3,468
                           $ 3,794                      $ 3,643
                           $ 3,686                      $ 3,541
                           $ 4,004                      $ 3,850
                           $ 4,026                      $ 3,872
3-Dec                      $ 4,144                      $ 3,991
                           $ 4,214                      $ 4,060
                           $ 4,148                      $ 4,000
                           $ 4,056                      $ 3,913
                           $ 3,950                      $ 3,813
                           $ 4,132                      $ 3,990
4-Jun                      $ 4,270                      $ 4,128
                           $ 3,942                      $ 3,812
                           $ 3,856                      $ 3,728
                           $ 3,978                      $ 3,848
                           $ 4,184                      $ 4,050
                           $ 4,424                      $ 4,283
4-Dec                      $ 4,562                      $ 4,420
                           $ 4,276                      $ 4,144
                           $ 4,253                      $ 4,124
                           $ 4,171                      $ 4,047
                           $ 3,996                      $ 3,879
                           $ 4,338                      $ 4,214
5-Jun                      $ 4,199                      $ 4,080
                           $ 4,511                      $ 4,386
                           $ 4,450                      $ 4,325
                           $ 4,503                      $ 4,380
                           $ 4,436                      $ 4,319
                           $ 4,700                      $ 4,577
5-Dec                      $ 4,621                      $ 4,504
                           $ 4,804                      $ 4,685
                           $ 4,692                      $ 4,578
                           $ 4,784                      $ 4,669
                           $ 4,774                      $ 4,662
                           $ 4,436                      $ 4,334
6-Jun                      $ 4,422                      $ 4,322
                           $ 4,236                      $ 4,142
                           $ 4,434                      $ 4,339
                           $ 4,641                      $ 4,544
                           $ 4,861                      $ 4,760
                           $ 5,026                      $ 4,924
6-Dec                      $ 4,929                      $ 4,833
                           $ 5,028                      $ 4,931
                           $ 4,944                      $ 4,850
                           $ 4,972                      $ 4,881
                           $ 5,237                      $ 5,144
                           $ 5,409                      $ 5,315
7-Jun                      $ 5,423                      $ 5,331
                           $ 5,415                      $ 5,326
                           $ 5,576                      $ 5,487
                           $ 5,860                      $ 5,770
                           $ 6,272                      $ 6,178
                           $ 5,855                      $ 5,771
7-Dec                      $ 5,841                      $ 5,762
                           $ 5,156                      $ 5,089
                           $ 4,891                      $ 4,828
                           $ 4,993                      $ 4,931
                           $ 5,372                      $ 5,307
                           $ 5,694                      $ 5,630
8-Jun                      $ 5,144                      $ 5,089

        Summit Nasdaq-100 Index Portfolio - Average Annual Total Return

                  1-Year           3-Year           Since Inception
                  ------           ------           ---------------
                  -5.15%            8.61%               -7.81%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

                               ------------------
                                 Portfolio Data
                               ------------------

Managers:                                                   Gary R. Rodmaker
                                                            Kevin P. Aug
Inception Date:                                             April 27, 2000
Total Net Assets:                                           $27.82 Million
Number of Equity Holdings:                                  100
Median Cap Size:                                            $8,860 (in millions)
Average Price-to-book Ratio:                                4.08 x

                           --------------------------
                             Top 10 Equity Holdings
                           --------------------------

                                                               (% of net assets)
                                                               -----------------
Apple, Inc.                                                          13.12%
Microsoft Corp.                                                       5.60%
Qualcomm, Inc.                                                        5.52%
Google, Inc. - Class A                                                4.87%
Research In Motion Ltd.                                               4.20%
Cisco Systems, Inc.                                                   3.15%
Gilead Sciences, Inc.                                                 3.08%
Oracle Corp.                                                          2.86%
Intel Corp.                                                           2.77%
Teva Pharmaceutical Industries, Ltd. - ADR                            1.81%

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                                     64.0%
Health Care                                                                14.4%
Consumer Discretionary                                                     12.4%
Industrials                                                                 4.9%
Telecommunication Services                                                  1.7%
Consumer Staples                                                            1.4%
Materials                                                                   0.9%
Short-Term, Futures, and Other                                              0.3%

--------------------------------------------------------------------------------

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   52
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                                      NASDAQ-100 INDEX PORTFOLIO
--------------------------------------------------------------------------------

Objective - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the "Index").

Strategy - The Summit Pinnacle Nasdaq-100 Index Portfolio (the "Portfolio") will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers' Comments:

For the period ended June 30, 2008, the Summit Nasdaq-100 Index Portfolio's total return was -11.94% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a -11.68% total return for the Nasdaq-100 Index. The difference of 0.26% is referred to as "tracking error" and is largely attributed to the Portfolio's operating expenses. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            53
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS                                  NASDAQ-100 INDEX PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                   For the Six Months
                                                     Ended June 30,
                                                      (Unaudited)                       Year Ended December 31,
                                                   ----------------------------------------------------------------------------
                                                        2008              2007         2006       2005       2004       2003
                                                   ----------------------------------------------------------------------------
Net asset value, beginning of period                   $  28.64         $  24.47     $  22.97   $  22.81   $  20.72   $  13.94
                                                       --------         --------     --------   --------   --------   --------

INVESTMENT ACTIVITIES:
   Net investment income / (loss)                         (0.00)(1)        (0.01)        0.02       0.02       0.12      (0.04)
   Net realized and unrealized gains / (losses)           (3.42)            4.49         1.51       0.26       1.97       6.82
                                                       --------         --------     --------   --------   --------   --------
Total from Investment Activities                          (3.42)            4.48         1.53       0.28       2.09       6.78
                                                       --------         --------     --------   --------   --------   --------

DISTRIBUTIONS:
   Net investment income                                     --            (0.00)(1)    (0.03)     (0.12)        --         --
   Return of capital                                         --            (0.31)          --         --         --         --
                                                       --------         --------     --------   --------   --------   --------
Total Distributions                                          --            (0.31)       (0.03)     (0.12)        --         --
                                                       --------         --------     --------   --------   --------   --------
Net asset value, end of period                         $  25.22         $  28.64     $  24.47   $  22.97   $  22.81   $  20.72
                                                       ========         ========     ========   ========   ========   ========
Total return                                             -11.94%           18.50%        6.67%      1.30%     10.09%     48.64%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets- net (2)           0.65%(3)         0.65%        0.65%      0.65%      0.65%      0.65%
Ratio of expenses to average net assets-gross              0.73%(3)         0.71%        0.76%      0.76%      0.79%      0.91%
Ratio of net investment income / (loss) to
   average net assets                                     -0.01%(3)        -0.01%        0.05%      0.09%      0.61%     -0.31%
Portfolio turnover rate                                    3.58%           13.28%        8.23%     13.86%      4.19%      3.97%
Net assets, end of period (000's)                      $ 27,820         $ 32,822     $ 26,108   $ 26,330   $ 27,607   $ 23,350

(1)   Amount is less than $0.005.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   54
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
NASDAQ-100 INDEX PORTFOLIO                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2008 (Unaudited)

                                                          SHARES          VALUE
                                                    ---------------------------
COMMON STOCKS - 99.7%
Consumer Discretionary - 12.4%
   Amazon.Com, Inc. (a)                                    4,878   $    357,704
   Apollo Group, Inc. - Class A (a)                        2,985        132,116
   Bed Bath & Beyond, Inc. (a) (c)                         6,301        177,058
   Comcast Corp. - Class A                                25,452        482,824
   The DIRECTV Group, Inc. (a) (c)                        14,672        380,152
   Discovery Holding Co. - Class A (a)                     4,230         92,891
   Dish Network Corp. - Class A (a)                        3,838        112,377
   Expedia, Inc. (a)                                       4,950         90,981
   Focus Media Holding Ltd - ADR (a) (c)                   1,905         52,807
   Garmin Ltd. (c)                                         3,565        152,725
   IAC/InterActiveCorp (a)                                 5,216        100,564
   Lamar Advertising Co. - Class A (a) (c)                 1,343         48,388
   Liberty Global, Inc. - Class A (a) (c)                  3,019         94,887
   Liberty Media Corp. - Interactive (a)                   9,665        142,655
   PetSmart, Inc. (c)                                      2,254         44,967
   Sears Holdings Corp. (a) (c)                            2,462        181,351
   Sirius Satellite Radio, Inc. (a) (c)                   28,143         54,035
   Staples, Inc.                                           8,407        199,666
   Starbucks Corp. (a)                                    17,975        282,927
   Virgin Media, Inc. (c)                                  6,317         85,974
   Wynn Resorts Ltd. (c)                                   2,205        179,377
                                                                   ------------
                                                                      3,446,426
                                                                   ------------
Consumer Staples - 1.4%
   Costco Wholesale Corp.                                  4,048        283,927
   Hansen Natural Corp. (a) (c)                            1,617         46,602
   Whole Foods Market, Inc. (c)                            2,418         57,282
                                                                   ------------
                                                                        387,811
                                                                   ------------
Health Care - 14.4%
   Amgen, Inc. (a)                                         8,968        422,931
   Amylin Pharmaceuticals, Inc. (a) (c)                    2,299         58,372
   Biogen Idec, Inc. (a)                                   5,750        321,367
   Celgene Corp. (a)                                       7,652        488,733
   Cephalon, Inc. (a) (c)                                  1,156         77,094
   Dentsply International, Inc.                            2,572         94,650
   Express Scripts, Inc. (a)                               3,980        249,626
   Genzyme Corp. (a)                                       5,956        428,951
   Gilead Sciences, Inc. (a)                              16,170        856,201
   Henry Schein, Inc. (a) (c)                              1,580         81,481
   Hologic, Inc. (a)                                       4,688        102,198
   Intuitive Surgical, Inc. (a)                              676        182,114
   Patterson Companies, Inc. (a) (c)                       2,205         64,805
   Teva Pharmaceutical Industries, Ltd. - ADR (c)         10,992        503,434
   Vertex Pharmaceuticals, Inc. (a)                        2,584         86,486
                                                                   ------------
                                                                      4,018,443
                                                                   ------------
Industrials - 4.9%
   C.H. Robinson Worldwide, Inc. (c)                       2,971        162,929
   Cintas Corp. (c)                                        3,263         86,502
   Expeditors International Washington, Inc.               3,703        159,229
   Fastenal Co. (c)                                        2,537        109,497
   Foster Wheeler Ltd (a)                                  2,659        194,506
   Joy Global, Inc.                                        1,878        142,409
   Monster Worldwide, Inc. (a)                             2,315         47,712
   Paccar, Inc. (c)                                        7,302        305,443
   Ryanair Holdings PLC - ADR (a) (c)                      2,058         59,003

                                                          SHARES          VALUE
                                                    ---------------------------
Industrials - 4.9% (Continued)
   Stericycle, Inc. (a) (c)                                1,617   $     83,599
   UAL Corp. (c)                                           2,090         10,910
                                                                   ------------
                                                                      1,361,739
                                                                   ------------
Information Technology - 64.0%
   Activision, Inc. (a)                                    4,610        157,063
   Adobe Systems, Inc. (a)                                 9,241        364,003
   Akamai Technologies, Inc. (a) (c)                       2,818         98,038
   Altera Corp.                                            7,657        158,500
   Apple, Inc. (a)                                        21,798      3,649,857
   Applied Materials, Inc.                                12,432        237,327
   Autodesk, Inc. (a)                                      4,257        143,929
   Baidu.com - ADR (a) (c)                                   466        145,839
   Broadcom Corp. - Class A (a)                            7,221        197,061
   CA, Inc.                                                8,728        201,530
   Cadence Design Systems, Inc. (a)                        4,983         50,328
   Check Point Software Technologies (a)                   3,893         92,147
   Cisco Systems, Inc. (a)                                37,675        876,320
   Citrix Systems, Inc. (a)                                3,896        114,581
   Cognizant Technology Solutions Corp. - Class A (a)      5,010        162,875
   Dell, Inc. (a)                                         13,352        292,142
   eBay, Inc. (a)                                         17,436        476,526
   Electronic Arts, Inc. (a)                               5,618        249,608
   Fiserv, Inc. (a)                                        3,645        165,374
   Flextronics International Ltd. (a)                     15,983        150,240
   Google, Inc. - Class A (a)                              2,573      1,354,479
   Infosys Technologies Ltd. - ADR (c)                     1,979         86,007
   Intel Corp.                                            35,856        770,187
   Intuit, Inc. (a)                                        7,271        200,461
   Juniper Networks, Inc. (a)                              6,067        134,566
   KLA-Tencor Corp. (c)                                    3,646        148,429
   Lam Research Corp. (a)                                  2,277         82,314
   Linear Technology Corp. (c)                             5,284        172,100
   Logitech International S.A. (a) (c)                     3,137         84,072
   Marvell Technology Group Ltd. (a)                      10,016        176,883
   Microchip Technology, Inc. (c)                          2,781         84,932
   Microsoft Corp. (e)                                    56,626      1,557,781
   NetApp, Inc. (a) (c)                                    6,370        137,974
   Nvidia Corp. (a)                                        9,659        180,816
   Oracle Corp. (a)                                       37,892        795,732
   Paychex, Inc.                                           6,127        191,653
   Qualcomm, Inc.                                         34,611      1,535,690
   Research In Motion Ltd. (a)                            10,000      1,169,000
   SanDisk Corp. (a) (c)                                   3,720         69,564
   Sun Microsystems, Inc. (a)                              6,125         66,640
   Symantec Corp. (a)                                     15,712        304,027
   VeriSign, Inc. (a) (c)                                  3,295        124,551
   Xilinx, Inc. (c)                                        6,749        170,412
   Yahoo!, Inc. (a)                                       11,365        234,801
                                                                   ------------
                                                                     17,816,359
                                                                   ------------
Materials - 0.9%
   Sigma-Aldrich Corp.                                     2,211        119,084
   Steel Dynamics, Inc.                                    3,441        134,440
                                                                   ------------
                                                                        253,524
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            55
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                               NASDAQ-100 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Telecommunication Services - 1.7%
   Leap Wireless International, Inc. (a) (c)               1,200   $     51,804
   Level 3 Communications, Inc. (a) (c)                   26,502         78,181
   Millicom International Cellular S.A.                    1,852        191,682
   NII Holdings, Inc. (a) (c)                              2,982        141,615
                                                                   ------------
                                                                        463,282
                                                                   ------------
      TOTAL COMMON STOCKS
         (Cost $20,059,564)                                          27,747,584
                                                                   ------------
SHORT TERM INVESTMENTS (e) - 0.6%
Money Market Funds - 0.1%
   Northern U.S. Government Select Money
      Market Fund                                         12,841         12,841
                                                                   ------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
U.S. Treasury Bills - 0.5%
      2.188%,  07/31/2008                           $    150,000   $    149,729
                                                                   ------------
      TOTAL SHORT TERM INVESTMENTS
         (Cost $162,570)                                                162,570
                                                                   ------------
Total Investments (Cost $20,222,134) (b) - 100.3%                    27,910,154
Northern Institutional Liquid Assets
   Portfolio (d) - 15.0%                                              4,169,056
Liabilities in Excess of Other Assets - (15.3)%                      (4,259,614)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 27,819,596
                                                                   ============

--------------------------------------------------------------------------------

ADR   American Depository Receipt

(a)   Non-income producing security.

(b) For federal income tax purposes, cost is $21,053,436 and gross unrealized appreciation and depreciation of securities as of June 30, 2008 was $9,100,522 and ($2,243,804), respectively, with a net appreciation / (depreciation) of $6,856,718.

(c)   All or a portion of the security is out on loan.

(d) This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $4,417,758, $4,169,056, and $383,117, respectively.

(e) Securities and other assets with an aggregate value of $184,600 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of June 30, 2008:

                                                                   Unrealized
                                                                  Appreciation/
Type                                                  Contracts   (Depreciation)
--------------------------------------------------------------------------------
Nasdaq 100 E-Mini (09/08)                                 5         ($10,355)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Portfolios's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                               Investments in   Other Financial
Description                                      Securities      Instruments *
-------------------------------------------------------------------------------
Level 1 - Quoted prices                        $   32,079,210   $       (10,355)
Level 2 - Other significant observable inputs              --                --
Level 3 - Significant unobservable inputs                  --                --
                                               --------------------------------
Total                                          $   32,079,210   $       (10,355)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation / (depreciation) on the instrument.
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   56
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
NASDAQ-100 INDEX PORTFOLIO                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS
   Investments in securities, at value                             $ 27,910,154
   Collateral for securities loaned, at fair value                    4,169,056
   Receivables:
      Shares sold                                                        10,659
      Interest and dividends                                              1,716
   Prepaid expenses and other                                             3,417
                                                                   ------------
                                                                     32,095,002
                                                                   ------------
LIABILITIES
   Payables:
      Payable upon return of securities loaned                        4,169,056
      Variation margin                                                    1,946
      Shares redeemed                                                    74,725
      Advisory fees                                                       7,281
      Professional fees                                                   9,289
      Fund accounting fees                                                3,289
      Administration fees                                                 2,453
      Custodian fees                                                      3,041
      Directors' fees                                                        60
      Other accrued expenses                                              4,266
                                                                   ------------
                                                                      4,275,406
                                                                   ------------
NET ASSETS*
   Paid-in capital                                                   30,600,006
   Accumulated undistributed net investment
      income / (loss)                                                    (1,130)
   Accumulated net realized gain / (loss)
      on investments and futures contracts                          (10,456,945)
   Net unrealized appreciation / (depreciation)
      on investments and futures contracts                            7,677,665
                                                                   ------------
                                                                   $ 27,819,596
                                                                   ============

Investments at cost                                                $ 20,222,134
Shares authorized - Class I ($.10 par value)                         20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                 Shares                 NAV
Share Class             Net Assets            Outstanding            Per Share
Class I                $27,819,596             1,103,020              $ 25.22

----------------------------------------------------------------------------------------------------
* FEDERAL TAX DATA AS OF DECEMBER 31, 2007

      Unrealized appreciation                                      $ 10,377,089

                           Capital Loss Carryforward Expiring December 31:
----------------------------------------------------------------------------------------------------
   2008         2009          2010         2011        2012         2013         2014        2015
----------  ------------  ------------  ----------  ----------  ------------  ----------  ----------
$(905,274)  $(1,618,824)  $(3,618,754)  $(231,064)  $(139,726)  $(1,358,042)  $(708,047)  $(697,707)
----------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
   Interest                                                        $      1,659
   Dividends                                                             81,540
   Foreign dividend taxes withheld                                       (1,171)
   Other income                                                          10,688
                                                                   ------------
                                                                         92,716
                                                                   ------------
EXPENSES
   Advisory fees                                                         50,532
   Administration fees                                                   14,438
   Professional fees                                                      9,869
   Fund accounting fees                                                   9,509
   Transfer agent fees                                                    7,338
   Custodian fees                                                         6,880
   Royalty fee                                                            2,490
   Directors' fees                                                        1,826
   Shareholder reporting fees                                             1,482
   Other expenses                                                         1,347
                                                                   ------------
                                                                        105,711
Reimbursement and Waivers                                               (11,865)
                                                                   ------------
                                                                         93,846
                                                                   ------------
NET INVESTMENT INCOME / (LOSS)                                           (1,130)
                                                                   ------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments                           (342,723)
   Net realized gain / (loss) on futures contracts                       17,541
                                                                   ------------
                                                                       (325,182)
                                                                   ------------
   Net change in unrealized appreciation /
      (depreciation) on investments and
      futures contracts                                              (3,530,726)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                            (3,855,908)
                                                                   ------------

NET INCREASE / (DECREASE) IN NET
   ASSETS FROM OPERATIONS                                          $ (3,857,038)
                                                                   ============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

                  Percent of Current
                    Net Asset Value
------------------------------------------------------
  Advisory           Administration           Expense             Reimbursements
    Fee                   Fee                  Limit                and Waivers
--------------------------------------------------------------------------------
   0.35%                 0.10%                 0.65%                  $11,865
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            57
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                                  NASDAQ-100 INDEX PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                     For the Six
                                                     Months Ended      Year
                                                       June 30,       Ended
                                                     (Unaudited)   December 31,
                                                    ---------------------------
                                                        2008           2007
                                                    ---------------------------
OPERATIONS
   Net investment income / (loss)                   $     (1,130)  $     (1,925)
   Net realized gain / (loss) on investments and
      futures contracts                                 (325,182)      (450,352)
   Net change in unrealized appreciation /
      (depreciation) on investments and futures
      contracts                                       (3,530,726)     5,372,837
                                                    ------------   ------------
                                                      (3,857,038)     4,920,560
                                                    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                      --         (4,349)
   Return of capital                                          --       (333,534)
                                                    ------------   ------------
                                                              --       (337,883)
                                                    ------------   ------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                           3,639,565      7,916,212
   Reinvestment of distributions                              --        337,883
   Payments for shares redeemed                       (4,784,922)    (6,123,115)
                                                    ------------   ------------
                                                      (1,145,357)     2,130,980
                                                    ------------   ------------

NET INCREASE / (DECREASE) IN NET ASSETS               (5,002,395)     6,713,657
NET ASSETS
   Beginning of period                                32,821,991     26,108,334
                                                    ------------   ------------
   End of period                                    $ 27,819,596   $ 32,821,991
                                                    ============   ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME     $     (1,130)  $         --
                                                    ============   ============

--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
   Sold                                                  142,602        293,096
   Reinvestment of distributions                              --         13,419
   Redeemed                                             (185,437)      (227,805)
                                                    ------------   ------------
      Net increase / (decrease) from fund share
         transactions                                    (42,835)        78,710
                                                    ============   ============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                    $  1,023,612   $  5,398,985
                                                    ------------   ------------
                                                    $  1,023,612   $  5,398,985
                                                    ============   ============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                    $  1,422,695   $  3,838,361
                                                    ------------   ------------
                                                    $  1,422,695   $  3,838,361
                                                    ============   ============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                  $         --   $      4,349
   Return of capital                                          --        333,534
                                                    ------------   ------------
                                                    $         --   $    337,883
                                                    ============   ============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   58
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                          RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Summit Russell           Summit Russell
           2000 Small Cap Index     2000 Small Cap Index
 Date        Portfolio Class I       Portfolio Class F       Russell 2000 Index

Apr-00            $10,000                  $10,000                $10,000
                  $10,440                  $10,235                $10,236
                  $ 9,850                  $ 9,655                $ 9,640
Jun-00            $10,650                  $10,436                $10,480
                  $10,330                  $10,122                $10,143
                  $11,101                  $10,875                $10,917
                  $10,770                  $10,549                $10,596
                  $10,299                  $10,087                $10,123
                  $ 9,265                  $ 9,072                $ 9,084
Dec-00            $10,039                  $ 9,828                $ 9,864
                  $10,562                  $10,339                $10,378
                  $ 9,886                  $ 9,666                $ 9,697
                  $ 9,412                  $ 9,201                $ 9,222
                  $10,128                  $ 9,899                $ 9,944
                  $10,369                  $10,133                $10,188
 1-Jun            $10,718                  $10,472                $10,540
                  $10,105                  $ 9,873                $ 9,970
                  $ 9,767                  $ 9,541                $ 9,648
                  $ 8,437                  $ 8,239                $ 8,349
                  $ 8,933                  $ 8,722                $ 8,837
                  $ 9,610                  $ 9,383                $ 9,522
 1-Dec            $10,193                  $ 9,950                $10,109
                  $10,087                  $ 9,845                $10,004
                  $ 9,812                  $ 9,574                $ 9,730
                  $10,590                  $10,330                $10,512
                  $10,689                  $10,424                $10,608
                  $10,209                  $ 9,955                $10,137
 2-Jun            $ 9,697                  $ 9,454                $ 9,634
                  $ 8,218                  $ 8,011                $ 8,179
                  $ 8,188                  $ 7,979                $ 8,158
                  $ 7,597                  $ 7,403                $ 7,572
                  $ 7,826                  $ 7,625                $ 7,815
                  $ 8,523                  $ 8,303                $ 8,513
 2-Dec            $ 8,047                  $ 7,837                $ 8,039
                  $ 7,818                  $ 7,613                $ 7,816
                  $ 7,580                  $ 7,380                $ 7,580
                  $ 7,673                  $ 7,470                $ 7,678
                  $ 8,399                  $ 8,176                $ 8,405
                  $ 9,299                  $ 9,050                $ 9,307
 3-Jun            $ 9,478                  $ 9,222                $ 9,476
                  $10,060                  $ 9,788                $10,069
                  $10,508                  $10,221                $10,530
                  $10,302                  $10,020                $10,336
                  $11,163                  $10,854                $11,204
                  $11,546                  $11,225                $11,602
 3-Dec            $11,766                  $11,437                $11,837
                  $12,264                  $11,919                $12,351
                  $12,376                  $12,025                $12,462
                  $12,491                  $12,136                $12,578
                  $11,856                  $11,517                $11,937
                  $12,038                  $11,691                $12,127
 4-Jun            $12,541                  $12,178                $12,638
                  $11,689                  $11,349                $11,787
                  $11,626                  $11,286                $11,726
                  $12,166                  $11,809                $12,277
                  $12,398                  $12,031                $12,518
                  $13,464                  $13,062                $13,604
 4-Dec            $13,849                  $13,436                $14,007
                  $13,266                  $12,867                $13,422
                  $13,496                  $13,092                $13,650
                  $13,107                  $12,712                $13,259
                  $12,348                  $11,975                $12,500
                  $13,155                  $12,755                $13,318
 5-Jun            $13,648                  $13,230                $13,831
                  $14,504                  $14,058                $14,708
                  $14,229                  $13,789                $14,435
                  $14,269                  $13,825                $14,480
                  $13,815                  $13,386                $14,031
                  $14,480                  $14,026                $14,712
 5-Dec            $14,405                  $13,951                $14,645
                  $15,690                  $15,192                $15,958
                  $15,639                  $15,140                $15,914
                  $16,397                  $15,872                $16,686
                  $16,381                  $15,855                $16,683
                  $15,449                  $14,950                $15,746
 6-Jun            $15,541                  $15,036                $15,848
                  $15,020                  $14,527                $15,332
                  $15,456                  $14,948                $15,786
                  $15,577                  $15,063                $15,917
                  $16,468                  $15,921                $16,834
                  $16,890                  $16,326                $17,277
 6-Dec            $16,940                  $16,372                $17,334
                  $17,217                  $16,638                $17,624
                  $17,075                  $16,496                $17,485
                  $17,248                  $16,661                $17,672
                  $17,550                  $16,951                $17,989
                  $18,264                  $17,637                $18,726
 7-Jun            $17,982                  $17,362                $18,452
                  $16,741                  $16,163                $17,190
                  $17,110                  $16,515                $17,580
                  $17,386                  $16,778                $17,881
                  $17,871                  $17,245                $18,394
                  $16,590                  $16,006                $17,074
 7-Dec            $16,568                  $15,979                $17,063
                  $15,445                  $14,895                $15,899
                  $14,864                  $14,333                $15,310
                  $14,915                  $14,380                $15,374
                  $15,536                  $14,975                $16,018
                  $16,250                  $15,662                $16,754
 8-Jun            $14,997                  $14,451                $15,464

Summit Russell 2000 Small Cap Index Portfolio Class I - Average Annual Total Return

                   1-Year        5-Year         Since Inception
                  -------        ------         ---------------
                  -16.60%         9.61%              5.08%

Summit Russell 2000 Small Cap Index Portfolio Class F - Average Annual Total Return

                   1-Year        5-Year         Since Inception
                  -------        ------         ---------------
                  -16.77%         9.40%              4.61%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower. Prior to October 4, 2005, Class F share performance is based on Class I Performance, adjusted to reflect Class F expenses.

                               ------------------
                                 Portfolio Data
                               ------------------

Managers:                                                     Gary R. Rodmaker
                                                              Kevin P. Aug
Inception Date:                                               April 27, 2000
Total Net Assets:                                             $84.82 Million
Number of Equity Holdings:                                    1985
Median Cap Size:                                              $493 (in millions)

                           --------------------------
                             Top 10 Equity Holdings
                           --------------------------

                                                               (% of net assets)
                                                               -----------------
Comstock Resources, Inc.                                             0.36%
Penn Virginia Corp.                                                  0.29%
Energy Conversion Devices, Inc.                                      0.28%
W-H Energy Services, Inc.                                            0.28%
Alexion Pharmaceuticals, Inc.                                        0.26%
GrafTech International Ltd.                                          0.26%
EXCO Resources, Inc.                                                 0.26%
Compass Minerals International, Inc.                                 0.25%
ITC Holdings Corp.                                                   0.24%
Berry Petroleum Co. - Class A                                        0.24%

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                                                 19.2%
Consumer Discretionary                                                     15.4%
Technology                                                                 13.6%
Health Care                                                                12.8%
Capital Goods                                                              12.3%
Materials & Processing                                                      9.2%
Energy                                                                      8.6%
Utilities                                                                   4.7%
Consumer Staples                                                            2.6%
Short-Term, Futures, and Other                                              1.6%

--------------------------------------------------------------------------------

                                                                         -------
                                                                            59
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

Objective - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index (the "Index").

Strategy - The Summit Pinnacle Russell 2000 Small Cap Index Portfolio (the "Portfolio") will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers' Comments:

For the period ended June 30, 2008, the Summit Russell 2000 Index Portfolio's (Class I) total return was -9.48% (before the impact of any product or contract-level fees). This compares to a -9.37% total return for the Russell 2000 Index. The difference of 0.11% is referred to as "tracking error" and is largely attributed to the Portfolio's operating expenses. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

--------------------------------------------------------------------------------

-------
   60
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

                                                                                          Class I
                                                    -------------------------------------------------------------------------------
                                                    For the Six Months
                                                      Ended June 30,
                                                        (Unaudited)                         Year Ended December 31,
                                                    -------------------------------------------------------------------------------
                                                           2008              2007        2006       2005        2004         2003
                                                    -------------------------------------------------------------------------------
Net asset value, beginning of period                $            67.00     $  74.19    $  65.46   $  63.92   $   54.40    $   37.52
                                                    ------------------     --------    --------   --------   ---------    ---------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                                 0.25         0.74(1)     0.46       0.41        0.31(1)      0.22
   Net realized and unrealized gains / (losses)                  (6.66)       (1.98)      10.88       2.07        9.32        16.95
                                                    ------------------     --------    --------   --------   ---------    ---------
Total from Investment Activities                                 (6.41)       (1.24)      11.34       2.48        9.63        17.17
                                                    ------------------     --------    --------   --------   ---------    ---------
DISTRIBUTIONS:
   Net investment income                                         (0.70)       (0.47)      (0.44)     (0.31)      (0.11)        0.29
   Net realized gains                                            (3.17)       (5.48)      (2.17)     (0.63)         --           --
                                                    ------------------     --------    --------   --------   ---------    ---------
Total Distributions                                              (3.87)       (5.95)      (2.61)     (0.94)      (0.11)       (0.29)
                                                    ------------------     --------    --------   --------   ---------    ---------
Net asset value, end of period                      $            56.72     $  67.00    $  74.19   $  65.46   $   63.92    $   54.40
                                                    ==================     ========    ========   ========   =========    =========
Total return                                                     -9.48%       -2.20%      17.60%      4.01%      17.72%       46.19%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)                  0.65%(3)     0.64%       0.65%      0.69%       0.75%        0.75%
Ratio of expenses to average net assets - gross                   0.65%(3)     0.64%       0.65%      0.69%       0.76%        1.12%
Ratio of net investment income / (loss)
   to average net assets                                          0.90%(3)     1.04%       0.84%      0.70%       0.60%        0.57%
Portfolio turnover rate(5)                                       21.73%       19.30%      24.45%     25.20%      27.27%       23.87%
Net assets, end of period (000's)                   $           83,849     $ 91,676    $ 95,694   $ 75,815   $  68,770    $  25,794

                                                                                  Class F
                                                    ----------------------------------------------------------
                                                    For the Six Months
                                                      Ended June 30,
                                                        (Unaudited)              Year Ended December 31,
                                                    ----------------------------------------------------------
                                                            2008             2007        2006      2005(4)
                                                    ----------------------------------------------------------
Net asset value, beginning of period                $            66.78     $  74.02    $  65.43   $  64.41
                                                    ------------------     --------    --------   --------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                                 0.23         0.59(1)     0.31       0.12
   Net realized and unrealized gains / (losses)                  (6.67)       (1.97)      10.87       0.90
                                                    ------------------     --------    --------   --------
Total from Investment Activities                                 (6.44)       (1.38)      11.18       1.02
                                                    ------------------     --------    --------   --------
DISTRIBUTIONS:
   Net investment income                                         (0.59)       (0.38)      (0.42)        --
   Net realized gains                                            (3.17)       (5.48)      (2.17)        --
                                                    ------------------     --------    --------   --------
Total Distributions                                              (3.76)       (5.86)      (2.59)        --
                                                    ------------------     --------    --------   --------
Net asset value, end of period                      $            56.58     $  66.78    $  74.02   $  65.43
                                                    ==================     ========    ========   ========
Total return                                                     -9.56%       -2.40%      17.35%      1.58%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets-net(2)                    0.85%(3)     0.84%       0.85%      0.84%(3)
Ratio of expenses to average net assets-gross                     0.85%(3)     0.84%       0.85%      0.84%(3)
Ratio of net investment income / (loss)
   to average net assets                                          0.70%(3)     0.84%       0.64%      0.74%(3)
Portfolio turnover rate (5)                                      21.73%       19.30%      24.45%     25.20%
Net assets, end of period (000's)                   $              966     $    699    $    272   $      5

(1)   Per share amounts are based on average shares outstanding.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3)   Annualized

(4)   Portfolio commenced operations on October 4, 2005.

(5) Portfolio Turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            61
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

JUNE 30, 2008 (Unaudited)

                                                          SHARES          VALUE
                                                    ---------------------------
COMMON STOCKS - 98.7%
Capital Goods - 12.3%
   AAR Corp. (a) (c)                                       3,087   $     41,767
   ACCO Brands Corp. (a) (c)                               4,316         48,469
   Accuride Corp. (a) (c)                                  2,824         12,002
   Actuant Corp. - Class A (c)                             4,452        139,570
   Advanced Energy Industries, Inc. (a)                    2,611         35,771
   Aerovironment, Inc. (a) (c)                               817         22,206
   Airtran Holdings, Inc. (a) (c)                          9,320         19,013
   Airvana, Inc. (a)                                       1,921         10,297
   Alamo Group, Inc. (a)                                     494         10,171
   Alaska Air Group, Inc. (a) (c)                          2,867         43,980
   Allegiant Travel Co. (a) (c)                            1,089         20,245
   Altra Holdings, Inc. (a) (c)                            2,105         35,385
   AM Castle & Co.                                         1,315         37,622
   American Axle & Manufacturing Holdings,
      Inc. (c)                                             3,670         29,323
   American Commercial Lines, Inc. (a) (c)                 2,846         31,107
   American Ecology Corp. (c)                              1,297         38,300
   American Railcar Industries, Inc. (c)                     744         12,484
   American Superconductor Corp. (a) (c)                   3,347        119,990
   Amerigon, Inc. (a) (c)                                  1,764         12,542
   AO Smith Corp. (c)                                      1,591         52,233
   Applied Industrial Technologies, Inc. (c)               3,371         81,477
   Applied Signal Technology, Inc. (a)                     1,004         13,715
   ARGON ST, Inc. (a) (c)                                  1,043         25,866
   Arkansas Best Corp. (c)                                 1,804         66,099
   Arlington Tankers Ltd. (c)                              1,013         23,522
   Arris Group, Inc. (a) (c)                               9,767         82,531
   ArvinMeritor, Inc. (c)                                  5,872         73,283
   Ascent Solar Technologies, Inc. (a)                       595          6,158
   Astec Industries, Inc. (a) (c)                          1,457         46,828
   Asyst Technologies, Inc. (a) (c)                        3,801         13,570
   ATC Technology Corp. (a) (c)                            1,692         39,390
   Atlas Air Worldwide Holdings, Inc. (a) (c)              1,059         52,378
   ATMI, Inc. (a) (c)                                      2,558         71,419
   Audiovox Corp. (a) (c)                                  1,390         13,650
   Axcelis Technologies, Inc. (a) (c)                      8,163         39,835
   Axsys Technologies, Inc. (a)                              696         36,220
   AZZ, Inc. (a) (c)                                         967         38,583
   Badger Meter, Inc.                                      1,162         58,716
   Baldor Electric Co. (c)                                 3,675        128,551
   Beacon Power Corp. (a)                                  7,067         14,699
   Beazer Homes USA, Inc.                                  3,012         16,777
   Belden, Inc. (c)                                        3,467        117,462
   Blount International, Inc. (a) (c)                      3,040         35,294
   Briggs & Stratton Corp. (c)                             3,949         50,073
   Bristow Group, Inc. (a) (c)                             1,588         78,590
   Brooks Automation, Inc. (a) (c)                         5,059         41,838
   Cai International, Inc. (a)                               587         10,214
   Cascade Corp. (c)                                         723         30,597
   Cavco Industries, Inc. (a)                                516         16,889
   Celadon Group, Inc. (a) (c)                             1,741         17,393
   Champion Enterprises, Inc. (a) (c)                      6,189         36,206
   Chart Industries, Inc. (a)                              2,257        109,780
   Cognex Corp. (c)                                        3,339         76,964
   Cohu, Inc. (c)                                          1,838         26,982
   Colfax Corp. (a)                                        1,719         43,130
   Columbus McKinnon Corp. NY (a) (c)                      1,514         36,457
   Commercial Vehicle Group, Inc. (a) (c)                  1,717         16,054
   Cooper Tire & Rubber Co. (c)                            4,750         37,240

                                                          SHARES          VALUE
                                                    ---------------------------
Capital Goods - 12.3% (Continued)
   CTS Corp. (c)                                           2,681   $     26,944
   Curtiss-Wright Corp. (c)                                3,566        159,543
   Cymer, Inc. (a)                                         2,383         64,055
   Dana Holding Corp. (a)                                  7,887         42,195
   Darling International, Inc. (a) (c)                     6,493        107,264
   Dionex Corp. (a) (c)                                    1,460         96,900
   Dorman Products, Inc. (a)                                 875          7,052
   Double Hull Tankers, Inc. (c)                           3,126         31,354
   Ducommun, Inc. (a)                                        842         19,332
   DXP Enterprises, Inc. (a)                                 286         11,909
   Dynamex, Inc. (a)                                         725         19,437
   Eagle Bulk Shipping, Inc. (c)                           3,866        114,318
   Electro Scientific Industries, Inc. (a) (c)             2,161         30,621
   Emcore Corp. (a)                                        5,846         36,596
   Energysolutions, Inc. (c)                               2,646         59,138
   EnPro Industries, Inc. (a) (c)                          1,610         60,117
   Entegris, Inc. (a) (c)                                  9,101         59,612
   ESCO Technologies, Inc. (a) (c)                         2,067         96,984
   Esterline Technologies Corp. (a) (c)                    2,344        115,465
   FARO Technologies, Inc. (a) (c)                         1,329         33,451
   Federal Signal Corp. (c)                                3,825         45,900
   FEI Co. (a) (c)                                         2,906         66,199
   Flanders Corp. (a)                                      1,282          7,756
   Fleetwood Enterprises, Inc. (a) (c)                     4,955         12,982
   Flow International Corp. (a) (c)                        2,995         23,361
   Force Protection, Inc. (a) (c)                          5,262         17,417
   Forward Air Corp. (c)                                   2,297         79,476
   Franklin Electric Co., Inc. (c)                         1,822         70,657
   Freightcar America, Inc. (c)                              945         33,547
   Fuel Systems Solutions, Inc. (a)                          964         37,114
   Fuel Tech, Inc. (a) (c)                                 1,411         24,862
   Fushi Copperweld, Inc. (a)                              1,149         27,266
   Gehl Co. (a) (c)                                          828         12,246
   Genco Shipping & Trading Ltd. (c)                       1,771        115,469
   General Maritime Corp. (c)                              2,127         55,259
   Genesee & Wyoming, Inc. - Class A (a)                   2,444         83,145
   Golar LNG Ltd. (c)                                      2,815         43,604
   The Gorman-Rupp Co. (c)                                 1,144         45,577
   GrafTech International Ltd. (a) (c)                     8,225        220,677
   Graham Corp. (a)                                          396         29,348
   Greenbrier Cos., Inc.                                   1,305         26,492
   Gulfmark Offshore, Inc. (a) (c)                         1,649         95,939
   Harbin Electric, Inc. (a)                                 500          7,105
   Hawaiian Holdings, Inc. (a)                             3,167         22,011
   Hayes Lemmerz International, Inc. (a) (c)               7,710         21,896
   Headwaters, Inc. (a) (c)                                3,346         39,382
   Heartland Express, Inc. (c)                             4,452         66,379
   Heico Corp. (c)                                         1,766         57,466
   Herman Miller, Inc. (c)                                 4,472        111,308
   HNI Corp. (a)                                           3,541         62,534
   Horizon Lines Inc. - Class A (c)                        2,384         23,721
   Hovnanian Enterprises, Inc. (a) (c)                     3,696         20,254
   HUB Group, Inc. - Class A (a) (c)                       2,945        100,513
   Hurco Cos, Inc. (a) (c)                                   512         15,816
   International Shipholding Corp (a)                        483         11,322
   Intevac, Inc. (a)                                       1,729         19,503
   JetBlue Airways Corp. (a) (c)                          13,762         51,332
   K Tron International, Inc. (a)                            193         25,013
   Kadant, Inc. (a) (c)                                    1,111         25,109

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   62
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                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Capital Goods - 12.3% (Continued)
   Key Technology, Inc. (a)                                  449   $     14,283
   Kimball International, Inc. - Class B                   2,544         21,064
   Knight Transportation, Inc. (c)                         4,562         83,485
   Knightsbridge Tankers Ltd. (c)                          1,363         43,902
   Knoll, Inc. (c)                                         3,838         46,632
   Kulicke & Soffa Industries, Inc. (a) (c)                4,265         31,092
   L-1 Identity Solutions, Inc. (a) (c)                    5,187         69,091
   Ladish Co., Inc. (a) (c)                                1,161         23,905
   Lear Corp. (a) (c)                                      5,107         72,417
   Lindsay Co. (c)                                           950         80,721
   Littelfuse, Inc. (a) (c)                                1,727         54,487
   LMI Aerospace, Inc. (a)                                   692         12,158
   LTX Corp. (a) (c)                                       4,797         10,553
   M/I Homes, Inc. (c)                                     1,117         17,570
   Marine Products Corp. (c)                                 813          5,366
   Marten Transport Ltd. (a) (c)                           1,218         19,451
   MasTec, Inc. (a)                                        3,422         36,479
   Mattson Technology, Inc. (a) (c)                        4,052         19,288
   Measurement Specialties, Inc. (a) (c)                   1,150         20,228
   Meritage Homes Corp. (a) (c)                            2,446         37,106
   Met Pro Corp. (a)                                       1,199         16,007
   Metalico, Inc. (a)                                      1,927         33,761
   Middleby Corp. (a) (c)                                  1,352         59,366
   Mine Safety Appliances Co. (c)                          2,471         98,815
   MKS Instruments, Inc. (a) (c)                           3,970         86,943
   Modine Manufacturing Co. (c)                            2,571         31,803
   Moog, Inc. (a) (c)                                      3,396        126,467
   MTS Systems Corp. (c)                                   1,398         50,160
   NACCO Industries, Inc. (c)                                474         35,242
   Nordic American Tanker Shipping (c)                     2,739        106,328
   Nordson Corp. (c)                                       2,685        195,710
   Odyssey Marine Exploration, Inc. (a) (c)                3,831         15,171
   Old Dominion Freight Line (a) (c)                       2,205         66,194
   Opnext, Inc. (a) (c)                                    1,520          8,178
   Orbital Sciences Corp. (a) (c)                          4,664        109,884
   Orion Energy Systems, Inc. (a) (c)                        723          7,230
   OYO Geospace Corp. (a) (c)                                325         19,156
   Pacer International, Inc. (c)                           2,764         59,454
   Palm Harbor Homes, Inc. (a) (c)                           644          3,561
   Park-Ohio Holdings Corp. (a) (c)                          651          9,609
   Patriot Transportation Holding, Inc. (a) (c)              127         10,160
   Peerless MFG Co. (a)                                      517         24,232
   PHI, Inc. (a) (c)                                       1,087         43,665
   Photon Dynamics, Inc. (a)                               1,415         21,338
   Photronics, Inc. (a) (c)                                3,214         22,627
   Plantronics, Inc.                                       3,900         87,048
   Polaris Industries, Inc. (c)                            2,626        106,038
   Polycom, Inc. (a) (c)                                   6,976        169,935
   Powell Industries, Inc. (a)                               590         29,742
   Power-One, Inc. (a) (c)                                 5,945         11,236
   Powerwave Technologies, Inc. (a) (c)                   10,470         44,497
   Preformed Line Products Co. (c)                           216          8,707
   Presstek, Inc. (a)                                      2,198         10,902
   Quantum Fuel Systems Technologies Worldwide,
      Inc. (a)                                             5,527         17,023
   Radyne Comstream Corp. (a)                              1,499         17,134
   Raser Technologies, Inc. (a) (c)                        3,590         34,967
   Regal-Beloit Corp.                                      2,563        108,287
   Republic Airways Holdings, Inc. (a) (c)                 2,785         24,118
   Robbins & Myers, Inc. (c)                               2,235        111,459
   Rofin-Sinar Technologies, Inc. (a) (c)                  2,366         71,453

                                                          SHARES          VALUE
                                                    ---------------------------
Capital Goods - 12.3% (Continued)
   Rudolph Technologies, Inc. (a) (c)                      2,436       $ 18,757
   Ryland Group, Inc. (a)                                  3,377         73,652
   Saia, Inc. (a)                                          1,029         11,237
   Sauer-Danfoss, Inc.                                       885         27,568
   Semitool, Inc. (a) (c)                                  1,797         13,495
   Ship Finance International Ltd. (c)                     3,362         99,280
   Skyline Corp. (c)                                         544         12,784
   Skywest, Inc. (c)                                       4,650         58,823
   Sonic Solutions, Inc. (a) (c)                           1,805         10,758
   Spartan Motors, Inc. (c)                                2,476         18,496
   Standard-Pacific Corp. (c)                              5,811         19,641
   Standex International Corp.                               996         20,657
   Stoneridge, Inc. (a) (c)                                1,166         19,892
   Sun Hydraulics Corp. (c)                                  929         29,979
   Superior Industries International (c)                   1,837         31,009
   Symmetricom, Inc. (a) (c)                               3,578         13,740
   Synthesis Energy Sys, Inc. (a)                          1,536         13,824
   TAL International Group, Inc. (c)                       1,136         25,833
   Taser International, Inc. (a) (c)                       4,987         24,885
   TBS International Ltd. - Class A (a) (c)                  835         33,358
   Team, Inc. (a) (c)                                      1,471         50,485
   Technitrol, Inc. (c)                                    3,261         55,404
   Tecumseh Products Co. (a) (c)                           1,299         42,581
   Teledyne Technologies, Inc. (a) (c)                     2,824        137,783
   Tennant Co. (c)                                         1,323         39,783
   Tenneco, Inc. (a) (c)                                   3,714         50,250
   Textainer Group Holdings Ltd. (c)                         769         15,019
   Thermadyne Holdings Corp. (a)                           1,066         15,766
   Titan International, Inc. (c)                           2,187         77,901
   Titan Machinery, Inc. (a) (c)                             583         18,260
   TransDigm Group, Inc. (a) (c)                           2,648         88,946
   Triumph Group, Inc. (c)                                 1,317         62,031
   TurboChef Technologies, Inc. (a) (c)                    1,881          8,991
   Twin Disc, Inc. (c)                                       694         14,525
   U.S. Airways Group, Inc. (a)                            7,338         18,345
   UAL Corp. (a)                                          10,021         52,310
   Ultra Clean Holdings (a) (c)                            1,549         12,330
   Ultrapetrol Bahamas Ltd. (a) (c)                        1,992         25,119
   Ultratech, Inc. (a) (c)                                 1,863         28,914
   Universal Truckload Services, Inc. (a) (c)                475         10,460
   Veeco Instruments, Inc. (a) (c)                         2,540         40,843
   Vicor Corp. (c)                                         1,546         15,429
   Visteon Corp. (a) (c)                                  10,425         27,418
   Wabash National Corp. (c)                               2,447         18,499
   Watts Water Technologies, Inc. (c)                      2,327         57,942
   Werner Enterprises, Inc. (c)                            3,388         62,949
   Westinghouse Air Brake Technologies Corp.               3,857        187,527
   Winnebago Industries, Inc. (c)                          2,287         23,305
   Wonder Auto Technology, Inc. (a)                        1,171          8,232
   Woodward Governor Co. (c)                               4,678        166,817
   YRC Worldwide, Inc. (a)                                 4,550         67,658
   Zygo Corp. (a) (c)                                      1,269         12,474
                                                                   ------------
                                                                     10,469,000
                                                                   ------------
Consumer Discretionary - 15.4%
   1-800-FLOWERS.COM, Inc. - Class A (a) (c)               2,081         13,422
   99 Cents Only Stores (a) (c)                            3,606         23,800
   A H Belo Corp. - Class A (c)                            1,632          9,302
   Aaron Rents, Inc. (c)                                   3,616         80,745
   ABM Industries, Inc. (c)                                3,484         77,519

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            63
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Consumer Discretionary - 15.4% (Continued)
   Administaff, Inc.                                       1,718   $     47,915
   The Advisory Board Co. (a) (c)                          1,380         54,275
   Aeropostale, Inc. (a) (c)                               5,330        166,989
   AFC Enterprises (a) (c)                                 2,011         16,068
   Ambassadors Group, Inc. (c)                             1,521         22,693
   Amerco, Inc. (a) (c)                                      748         35,665
   American Apparel, Inc. (a)                              2,699         17,948
   American Greetings Corp. - Class A (c)                  3,892         48,027
   American Public Education, Inc. (a) (c)                   878         34,277
   American Woodmark Corp. (c)                               839         17,728
   America's Car Mart, Inc. (a)                              800         14,336
   Ameristar Casinos, Inc. (c)                             2,025         27,986
   AMN Healthcare Services, Inc. (a) (c)                   2,673         45,227
   Angelica Corp. (a)                                        598         12,719
   Arbitron, Inc. (c)                                      2,174        103,265
   Asbury Automotive Group, Inc. (c)                       2,544         32,690
   Bally Technologies, Inc. (a) (c)                        4,359        147,334
   Bebe Stores, Inc. (c)                                   3,059         29,397
   Belo Corp. - Class A (c)                                7,101         51,908
   Bidz Com, Inc. (a)                                        462          4,024
   Big 5 Sporting Goods Corp. (c)                          1,740         13,172
   BJ's Restaurants, Inc. (a) (c)                          1,387         13,496
   Blockbuster, Inc. - Class A (a) (c)                    14,099         35,248
   Blue Nile, Inc. (a) (c)                                 1,064         45,241
   Blyth, Inc. (c)                                         1,947         23,422
   Bob Evans Farms, Inc. (c)                               2,470         70,642
   Borders Group, Inc. (c)                                 4,821         28,926
   Bowne & Co, Inc. (c)                                    2,143         27,323
   Brightpoint, Inc. (a) (c)                               3,914         28,572
   Brown Shoe Co, Inc.                                     3,387         45,894
   The Buckle, Inc. (c)                                    1,233         56,385
   Buffalo Wild Wings, Inc. (a) (c)                        1,419         35,234
   Build-A-Bear-Workshop, Inc. (a) (c)                     1,323          9,618
   Cabela's, Inc. (a) (c)                                  3,130         34,461
   Cache, Inc. (a) (c)                                       862          9,223
   California Pizza Kitchen, Inc. (a) (c)                  1,678         18,777
   Callaway Golf Co. (c)                                   5,281         62,474
   Capella Education Company (a) (c)                       1,135         67,703
   Carter's, Inc. (a) (c)                                  4,507         62,287
   Casella Waste Systems, Inc. (a) (c)                     1,794         21,869
   Casual Male Retail Group, Inc. (a) (c)                  2,778          8,473
   The Cato Corp. - Class A (c)                            2,148         30,588
   CBIZ, Inc. (a) (c)                                      3,566         28,350
   CBRL Group, Inc. (c)                                    1,765         43,260
   CDI Corp. (c)                                           1,062         27,017
   CEC Entertainment, Inc. (a) (c)                         1,741         48,765
   Central Garden & Pet Co. - Class A (a) (c)              5,129         21,029
   Cenveo, Inc. (a) (c)                                    3,827         37,390
   Charlotte Russe Holding, Inc. (a) (c)                   1,662         29,517
   Charming Shoppes, Inc. (a) (c)                          8,975         41,195
   Charter Communications, Inc. - Class A (a)             31,707         33,292
   The Cheesecake Factory (a)                              5,344         85,023
   Chemed Corp. (c)                                        1,891         69,230
   Cherokee, Inc. (c)                                        601         12,110
   Chico's FAS, Inc. (a)                                  14,059         75,497
   The Children's Place Retail Stores,
      Inc. (a) (c)                                         1,861         67,182
   Chindex International, Inc. (a)                           880         12,910
   Christopher & Banks Corp. (c)                           2,810         19,108
   Churchill Downs, Inc. (c)                                 763         26,606
   Cinemark Holdings, Inc. (c)                             2,379         31,070

                                                          SHARES          VALUE
                                                    ---------------------------
Consumer Discretionary - 15.4% (Continued)
   Circuit City Stores, Inc. (a)                          13,451   $     38,873
   Citadel Broadcasting Corp. (a) (c)                     14,107         17,211
   Citi Trends, Inc. (a) (c)                               1,137         25,764
   CKE Restaurants, Inc. (c)                               4,197         52,337
   CKX, Inc. (a)                                           4,193         36,689
   CNET Networks, Inc. (a)                                11,631        133,640
   Coinstar, Inc. (a) (c)                                  2,226         72,812
   Coldwater Creek, Inc. (a)                               4,535         23,945
   Collective Brands, Inc. (a) (c)                         5,094         59,243
   Columbia Sportswear Co. (c)                               986         36,236
   Conn's, Inc. (a) (c)                                      780         12,535
   Consolidated Graphics, Inc. (a)                           794         39,120
   Core-Mark Holding Co., Inc. (a) (c)                       750         19,650
   Corinthian Colleges, Inc. (a) (c)                       6,785         78,774
   Cornell Cos., Inc. (a) (c)                                886         21,361
   CoStar Group, Inc. (a) (c)                              1,556         69,164
   Courier Corp. (c)                                         832         16,707
   Cox Radio, Inc. - Class A (a) (c)                       2,043         24,107
   CRA International, Inc. (a) (c)                           878         31,740
   CROCS, Inc. (a)                                         6,631         53,114
   Cross Country Healthcare, Inc. (a) (c)                  2,443         35,204
   Crown Media Holdings, Inc. - Class A (a) (c)            1,039          4,925
   CSK Auto Corp. (a) (c)                                  3,509         36,774
   CSS Industries, Inc.                                      624         15,113
   Cumulus Media, Inc. - Class A (a) (c)                   2,102          8,282
   Deckers Outdoor Corp. (a) (c)                           1,039        144,629
   Denny's Corp. (a) (c)                                   7,569         21,496
   DG FastChannel, Inc. (a) (c)                            1,217         20,993
   Dice Holdings, Inc. (a) (c)                             1,136          9,383
   Dillard's Inc. (a)                                      4,546         52,597
   Dineequity, Inc. (c)                                    1,387         51,818
   Dolan Media Co. (a) (c)                                 1,747         31,795
   Dollar Thrifty Automotive Group (a) (c)                 1,732         16,367
   Dominos Pizza, Inc. (c)                                 3,125         35,937
   Dover Downs Gaming & Entertainment, Inc. (c)              975          6,259
   Dover Motorsports, Inc. (a)                             1,208          6,149
   Dress Barn, Inc. (a) (c)                                3,618         48,409
   Drugstore.Com (a)                                       6,658         12,650
   DSW, Inc. - Class A (a) (c)                             1,139         13,417
   DTS, Inc. (a) (c)                                       1,420         44,474
   Dyncorp International, Inc. - Class A (a) (c)           1,972         29,876
   Earthlink, Inc. (a) (c)                                 8,744         75,636
   Einstein Noah Rest Group, Inc. (a)                        351          3,886
   Elixir Gaming Technologies, Inc. (a)                    5,396          6,475
   Elizabeth Arden, Inc. (a) (c)                           1,946         29,540
   Entercom Communications Corp. - Class A (c)             2,046         14,363
   Entravision Communications Corp. -
      Class A (a) (c)                                      4,741         19,059
   Ethan Allen Interiors, Inc. (c)                         1,962         48,265
   Exponent, Inc. (a) (c)                                  1,175         36,907
   Ezcorp, Inc. - Class A (a) (c)                          3,062         39,041
   FGX International Holdings Ltd. (a) (c)                 1,095          8,804
   Finish Line - Class A (a) (c)                           3,397         29,552
   First Advantage Corp. - Class A (a) (c)                   820         12,997
   Fisher Communications, Inc. (a) (c)                       510         17,564
   Forrester Research, Inc. (a) (c)                        1,238         38,229
   Fossil, Inc. (a) (c)                                    3,615        105,088
   Fred's, Inc. - Class A (c)                              3,182         35,766
   FTD Group, Inc.                                         1,610         21,461
   Fuqi International, Inc. (a)                              777          6,807
   Furniture Brands International, Inc. (c)                3,311         44,235

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   64
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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Consumer Discretionary - 15.4% (Continued)
   G&K Services, Inc. - Class A (c)                        1,576   $     48,005
   Gaiam, Inc. - Class A (a) (c)                           1,432         19,346
   GateHouse Media, Inc. (c)                               2,521          6,202
   Gaylord Entertainment Co. (a) (c)                       3,255         77,990
   Genesco, Inc. (a) (c)                                   1,847         57,017
   The Geo Group, Inc. (a) (c)                             4,063         91,417
   Gevity HR, Inc. (c)                                     1,842          9,910
   G-iii Apparel Group Ltd. (a)                            1,054         13,006
   Global Sources Ltd. (a) (c)                             1,560         23,678
   Global Traffic Network, Inc. (a)                          944          8,439
   Gray Television, Inc. (c)                               3,403          9,767
   Great Wolf Resorts, Inc. (a) (c)                        2,359         10,309
   Greenfield Online, Inc. (a) (c)                         2,098         31,302
   Group 1 Automotive, Inc. (c)                            1,848         36,720
   GSI Commerce, Inc. (a) (c)                              1,871         25,502
   Gymboree Corp. (a) (c)                                  2,268         90,879
   Harte-Hanks, Inc. (a)                                   2,925         33,491
   Haverty Furniture Cos., Inc. (c)                        1,412         14,176
   Heidrick & Struggles International, Inc. (c)            1,370         37,867
   Helen of Troy Ltd. (a) (c)                              2,407         38,801
   Hhgregg, Inc. (a) (c)                                     995          9,950
   Hibbett Sports, Inc. (a) (c)                            2,252         47,517
   Hooker Furniture Corp. (c)                                751         13,007
   HOT Topic, Inc. (a) (c)                                 3,403         18,410
   Houston Wire & Cable Co. (c)                            1,418         28,218
   HSW International, Inc. (a) (c)                         2,222          6,444
   Hudson Highland Group, Inc. (a) (c)                     1,996         20,898
   ICF International, Inc. (a)                               530          8,809
   Iconix Brand Group, Inc. (a) (c)                        4,594         55,496
   ICT Group, Inc. (a) (c)                                   698          5,724
   Idearc, Inc. (a)                                       11,744         27,598
   IKON Office Solutions, Inc.                             6,453         72,790
   Infogroup, Inc. (c)                                     2,634         11,563
   Infospace, Inc.                                         2,741         22,833
   Insight Enterprises, Inc. (a) (c)                       3,720         43,636
   Inter Parfums, Inc. (c)                                 1,120         16,800
   Internap Network Services Corp. (a) (c)                 4,018         18,804
   inVentiv Health, Inc. (a) (c)                           2,633         73,171
   Isle of Capri Casinos, Inc. (a) (c)                     1,259          6,031
   J Crew Group, Inc. (a) (c)                              3,376        111,442
   Jack in the Box, Inc. (a) (c)                           4,682        104,924
   Jackson Hewitt Tax Service, Inc. (c)                    2,266         27,691
   Jakks Pacific, Inc. (a) (c)                             2,183         47,699
   Jo-Ann Stores, Inc. (a) (c)                             2,021         46,544
   JOS A Bank Clothiers, Inc. (a) (c)                      1,449         38,761
   Journal Communications, Inc. - Class A (c)              3,369         16,239
   K12, Inc. (a) (c)                                         500         10,715
   Kelly Services, Inc. - Class A                          2,091         40,419
   Kenneth Cole Productions, Inc. - Class A (c)              718          9,119
   Kforce, Inc. (a)                                        2,497         21,200
   Knology, Inc. (a) (c)                                   2,261         24,848
   The Knot, Inc. (a) (c)                                  2,250         22,005
   Korn/Ferry International (a)                            3,664         57,635
   Krispy Kreme Doughnuts, Inc. (a) (c)                    4,485         22,380
   K-Swiss, Inc. - Class A (c)                             2,065         30,355
   Landry's Restaurants, Inc. (c)                            929         16,694
   Lawson Products (c)                                       334          8,277
   La-Z-Boy, Inc. (c)                                      4,097         31,342
   Leapfrog Enterprises, Inc. (a) (c)                      2,658         22,115
   Learning Tree International, Inc. (a)                     713         12,192

                                                          SHARES          VALUE
                                                    ---------------------------
Consumer Discretionary - 15.4% (Continued)
   LECG Corp. (a) (c)                                      2,037   $     17,803
   Lee Enterprises, Inc. (c)                               3,545         14,145
   Libbey, Inc. (c)                                        1,164          8,660
   Life Time Fitness, Inc. (a) (c)                         2,775         82,001
   Lin TV Corp. - Class A (a) (c)                          2,131         12,701
   Lincoln Educational Services Corp. (a)                    319          3,710
   Liquidity Services, Inc. (a) (c)                        1,166         13,444
   Live Nation, Inc. (a) (c)                               6,038         63,882
   Lodgian, Inc. (a) (c)                                   1,293         10,124
   LoopNet, Inc. (a) (c)                                   2,332         26,352
   Luby's, Inc. (a)                                        1,719         10,486
   Lululemon Athletica, Inc. (a) (c)                       1,435         41,701
   Lumber Liquidators, Inc. (a)                              749          9,737
   Maidenform Brands, Inc. (a)                             1,772         23,922
   Mannatech, Inc. (c)                                     1,100          5,984
   Marchex, Inc. - Class B (c)                             1,895         23,346
   Marcus Corp. (c)                                        1,614         24,129
   MarineMax, Inc. (a) (c)                                 1,303          9,343
   Martha Stewart Living Omnimedia -
      Class A (a) (c)                                      2,043         15,118
   Marvel Entertainment, Inc. (a) (c)                      3,899        125,314
   Matthews International Corp. - Class A (c)              2,485        112,471
   MAXIMUS, Inc. (c)                                       1,507         52,474
   McClatchy Co. (a)                                       4,533         30,734
   Media General, Inc. - Class A (c)                       1,822         21,773
   Men's Wearhouse, Inc. (c)                               4,167         67,880
   Midas, Inc. (a)                                         1,091         14,728
   Midway Games, Inc. (a) (c)                                916          2,015
   Monarch Casino & Resort, Inc. (a) (c)                   1,004         11,847
   Monro Muffler, Inc. (c)                                 1,298         20,106
   Morgans Hotel Group Co. (a) (c)                         2,151         22,155
   Movado Group, Inc.                                      1,243         24,611
   MPS Group, Inc. (a)                                     7,514         79,874
   MWI Veterinary Supply, Inc. (a) (c)                       818         27,084
   National Cinemedia, Inc. (c)                            3,352         35,732
   National Presto Industries, Inc. (c)                      358         22,976
   Nautilus Group, Inc. (c)                                1,816          9,225
   Navigant Consulting, Inc. (a) (c)                       3,840         75,110
   Net 1 UEPS Technologies, Inc. (a) (c)                   3,583         87,067
   NetFlix, Inc. (a) (c)                                   3,215         83,815
   New York & Company, Inc. (a) (c)                        1,850         16,890
   NIC, Inc.                                               3,178         21,706
   Nu Skin Enterprises, Inc. - Class A (c)                 3,946         58,874
   Nutri/System, Inc. (a)                                  2,434         34,417
   O'Charleys, Inc. (c)                                    1,444         14,527
   On Assignment, Inc. (a)                                 2,712         21,750
   Orbitz Worldwide, Inc. (a) (c)                          2,917         14,614
   Outdoor Channel Holdings, Inc. (a)                      1,282          8,948
   Overstock.com, Inc. (a) (c)                             1,229         31,893
   Oxford Industries, Inc. (c)                             1,134         21,716
   Pacific Sunwear Of California (a)                       5,654         48,229
   The Pantry, Inc. (a) (c)                                1,770         18,868
   Papa John's International, Inc. (a) (c)                 1,711         45,495
   Parkervision, Inc. (a)                                  1,832         18,192
   PC Connection, Inc. (a)                                   756          7,038
   PC Mall, Inc. (a)                                         882         11,960
   PeopleSupport, Inc. (a) (c)                             1,647         13,999
   PEP Boys-Manny, Moe & Jack (c)                          3,362         29,317
   Perficient, Inc. (a) (c)                                2,548         24,614
   Perry Ellis International, Inc. (a) (c)                   911         19,331
   PetMed Express, Inc. (a) (c)                            1,891         23,165

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            65
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Consumer Discretionary - 15.4% (Continued)
   PF Chang's China Bistro, Inc. (a) (c)                   1,926   $     43,027
   PHH Corp. (a) (c)                                       4,314         66,220
   Pier 1 Imports, Inc. (a) (c)                            7,095         24,407
   Pinnacle Entertainment, Inc. (a) (c)                    4,778         50,121
   Playboy Enterprises, Inc. - Class B (a) (c)             1,700          8,398
   Pool Corporation (a)                                    3,810         67,666
   Pre-Paid Legal Services, Inc. (a) (c)                     656         26,647
   Prestige Brands Holdings, Inc. (a) (c)                  2,690         28,675
   PRG-Schultz International, Inc. (a)                     1,195         11,245
   Pricesmart, Inc.                                        1,150         22,747
   Primedia, Inc. (c)                                      2,008          9,357
   Princeton Review, Inc. (a)                              1,065          7,199
   Protection One, Inc. (a) (c)                              430          3,612
   Providence Service Corp. (a) (c)                          972         20,519
   Quiksilver, Inc. (a) (c)                               10,041         98,603
   RC2 Corp. (a) (c)                                       1,387         25,743
   Red Robin Gourmet Burgers, Inc. (a) (c)                 1,342         37,227
   Regis Corp. (c)                                         3,404         89,695
   Renaissance Learning, Inc. (c)                            765          8,576
   Rent-A-Center, Inc./TX (a)                              5,317        109,371
   Resources Connection, Inc.                              3,626         73,789
   Retail Ventures, Inc. (a)                               2,127          9,784
   Revlon, Inc. (a)                                       15,255         12,967
   Rex Stores Corp. (a)                                      709          8,189
   RH Donnelley Corp. (a)                                  5,482         16,446
   Ricks Cabaret International, Inc. (a)                     481          8,081
   Riviera Holdings Corp. (a) (c)                            735          7,460
   Rollins, Inc. (c)                                       3,313         49,099
   RSC Holdings, Inc. (a) (c)                              3,791         35,105
   Ruby Tuesday, Inc. (c)                                  4,183         22,588
   Rush Enterprises, Inc. - Class A (a) (c)                2,677         32,151
   Russ Berrie & Co, Inc. (a) (c)                          1,277         10,178
   Ruths Hospitality Group, Inc. (a) (c)                   1,602          8,298
   Sally Beauty Holdings, Inc. (a) (c)                     7,516         48,553
   Schawk, Inc. (c)                                        1,200         14,388
   Scholastic Corp. (a) (c)                                1,917         54,941
   School Specialty, Inc. (a) (c)                          1,579         46,944
   Sealy Corp. (c)                                         3,443         19,763
   Shoe Carnival, Inc. (a) (c)                               707          8,336
   Shuffle Master, Inc. (a) (c)                            2,709         13,382
   Shutterfly, Inc. (a) (c)                                1,568         19,145
   Sinclair Broadcast Group, Inc. (c)                      4,175         31,730
   Six Flags, Inc. (a) (c)                                 5,454          6,272
   Skechers U.S.A., Inc.- Class A (a) (c)                  2,616         51,692
   Smith & Wesson Holding Corp. (a) (c)                    2,993         15,594
   Sonic Automotive, Inc. (c)                              2,078         26,785
   Sonic Corp. (a) (c)                                     4,775         70,670
   Spectrum Brands, Inc. (a) (c)                           3,010          7,676
   Speedway Motorsports, Inc. (c)                          1,075         21,909
   Spherion Corp. (a) (c)                                  4,344         20,069
   Stage Stores, Inc. (c)                                  3,054         35,640
   Stamps.com, Inc. (a) (c)                                1,160         14,477
   Standard Parking Corp. (a) (c)                            664         12,085
   The Steak n Shake Co. (a) (c)                           2,288         14,483
   Stein Mart, Inc. (c)                                    1,842          8,307
   Steiner Leisure Ltd. (a) (c)                            1,493         42,327
   Steinway Musical Instruments (a)                          547         14,441
   Steven Madden Ltd. (a)                                  1,407         25,861
   Stewart Enterprises, Inc. (c)                           6,664         47,981
   Syms Corp. (a)                                            529          7,194

                                                          SHARES          VALUE
                                                    ---------------------------
Consumer Discretionary - 15.4% (Continued)
   Systemax, Inc. (c)                                        879   $     15,514
   Take-Two Interactive Software, Inc. (a)                 6,125        156,616
   Talbots, Inc. (c)                                       1,948         22,577
   TeleTech Holdings, Inc. (a) (c)                         3,113         62,135
   Tempur-Pedic International, Inc. (c)                    5,950         46,470
   Tetra Tech, Inc. (a) (c)                                4,689        106,065
   Texas Roadhouse, Inc. (a) (c)                           4,173         37,432
   Thinkorswim Group, Inc. (a) (c)                         4,030         28,412
   THQ, Inc. (a) (c)                                       5,312        107,621
   Timberland Co. (a) (c)                                  3,809         62,277
   Tivo, Inc. (a) (c)                                      8,120         50,100
   Town Sports International Holdings,
      Inc. (a) (c)                                         1,394         13,020
   Tractor Supply Co. (a)                                  2,655         77,101
   Triarc Companies (c)                                    4,843         30,656
   True Religion Apparel, Inc. (a) (c)                     1,360         36,244
   Trueblue, Inc. (a) (c)                                  3,532         46,658
   Tuesday Morning Corp. (a) (c)                           2,412          9,913
   Tupperware Brands Corp.                                 4,939        169,013
   Tween Brands, Inc. (a) (c)                              1,977         32,541
   Ulta Salon Cosmetcs & Fragrance,
      Inc. (a) (c)                                         1,618         18,186
   Under Armour, Inc. (a) (c)                              2,626         67,331
   Unifirst Corp./MA (c)                                   1,145         51,136
   United Online, Inc. (c)                                 5,487         55,035
   United Stationers, Inc. (a) (c)                         1,865         68,912
   Universal Electronics, Inc. (a) (c)                     1,127         23,554
   Universal Technical Institute, Inc. (a) (c)             1,716         21,381
   USANA Health Sciences, Inc. (a) (c)                       557         14,967
   Vail Resorts, Inc. (a) (c)                              2,493        106,775
   Valassis Communications, Inc. (a) (c)                   3,829         47,939
   Valueclick, Inc. (a) (c)                                7,583        114,882
   Viad Corp. (c)                                          1,650         42,554
   VistaPrint Ltd. (a) (c)                                 3,518         94,142
   Volcom, Inc. (a) (c)                                    1,448         34,651
   Volt Information Sciences, Inc. (a)                     1,008         12,005
   Warnaco Group, Inc. (a) (c)                             3,627        159,842
   Waste Connections, Inc. (a)                             5,282        168,654
   Waste Services, Inc. (a) (c)                            1,892         13,320
   Watson Wyatt Worldwide, Inc. (c)                        3,400        179,826
   Westwood One, Inc. (a) (c)                              5,459          6,769
   Wet Seal, Inc. (a) (c)                                  7,336         34,993
   Weyco Group, Inc. (c)                                     578         15,334
   WMS Industries, Inc. (a) (c)                            3,497        104,106
   Wolverine World Wide, Inc. (c)                          3,965        105,747
   World Fuel Services Corp. (c)                           2,290         50,243
   World Wrestling Entertainment, Inc. (c)                 1,691         26,160
   Zale Corp. (a) (c)                                      2,829         53,440
   Zumiez, Inc. (a) (c)                                    1,565         25,948
                                                                   ------------
                                                                     13,041,355
                                                                   ------------
Consumer Staples - 2.6%
   Alliance One International, Inc. (a) (c)                7,716         39,429
   American Dairy, Inc. (a) (c)                              566          4,437
   Arden Group, Inc. (c)                                      92         11,660
   B & G Foods, Inc (a)                                    1,602         14,963
   Boston Beer Co, Inc. (a) (c)                              659         26,808
   Cal-Maine Foods, Inc. (c)                               1,034         34,112
   Casey's General Stores, Inc.                            4,041         93,630
   Chiquita Brands International, Inc. (a) (c)             3,450         52,336
   Coca-Cola Bottling Co. Consolidated (c)                   327         12,092
   Diamond Foods, Inc. (a)                                 1,280         29,491
   Farmer Bros Co. (c)                                       538         11,379

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   66
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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Consumer Staples - 2.6% (Continued)
   Flowers Foods, Inc. (c)                                 6,161   $    174,603
   Fresh Del Monte Produce, Inc. (a) (c)                   3,342         78,771
   Great Atlantic & Pacific Tea Co. (a) (c)                2,811         64,147
   Green Mountain Coffee Roasters, Inc. (a) (c)            1,371         51,508
   Hain Celestial Group, Inc. (a) (c)                      3,229         75,817
   Imperial Sugar Co. (c)                                    949         14,738
   Ingles Markets, Inc. (c)                                1,002         23,377
   J&J Snack Foods Corp. (c)                               1,128         30,918
   Lance, Inc. (c)                                         2,155         40,449
   Lifeway Foods, Inc. (a)                                   385          4,578
   Longs Drug Stores Corp. (c)                             2,480        104,433
   M&F Worldwide Corp. (a) (c)                             1,015         39,900
   Maui Land & Pineapple Co, Inc. (a) (c)                    373         10,985
   Nash Finch Co. (c)                                      1,015         34,784
   National Beverage Corp. (c)                               857          6,230
   Omega Protein Corp. (a)                                 1,463         21,872
   Peet's Coffee & Tea, Inc. (a) (c)                       1,113         22,060
   Pilgrim's Pride Corp. (c)                               3,594         46,686
   Ralcorp Holdings, Inc. (a) (c)                          2,052        101,451
   Reddy Ice Holdings, Inc. (c)                            1,424         19,480
   Ruddick Corp. (c)                                       3,354        115,076
   Sanderson Farms, Inc. (c)                               1,616         55,784
   Schiff Nutrition International, Inc. (a)                  744          4,166
   Schweitzer-Mauduit International, Inc. (c)              1,249         21,046
   Seaboard Corp. (c)                                         27         41,877
   Sensient Technologies Corp. (c)                         3,830        107,853
   Smart Balance, Inc. (a)                                 4,991         35,985
   Spartan Stores, Inc. (c)                                1,744         40,112
   Star Scientific, Inc. (a)                               5,250          6,300
   Susser Holdings Corp. (a)                                 620          6,002
   Synutra International, Inc. (a) (c)                       827         26,729
   Tootsie Roll Industries, Inc. (c)                       1,896         47,646
   TreeHouse Foods, Inc. (a) (c)                           2,487         60,335
   United Natural Foods, Inc. (a) (c)                      3,417         66,563
   Universal Corp. (c)                                     2,150         97,223
   Vector Group Ltd. (c)                                   2,501         40,341
   Village Super Market, Inc. - Class A                      255          9,838
   Weis Markets, Inc. (c)                                    879         28,541
   Winn Dixie Stores, Inc. (a) (c)                         4,309         69,030
   Zhongpin, Inc. (a)                                      1,470         18,375
                                                                   ------------
                                                                      2,195,946
                                                                   ------------
Energy - 8.6%
   Abraxas Petroleum Corp. (a)                             3,345         18,096
   Akeena Solar Inc De (a)                                 1,665          9,357
   Allis-Chalmers Energy, Inc. (a) (c)                     2,233         39,747
   Alon USA Energy, Inc. (c)                                 803          9,604
   American Oil & Gas, Inc. (a)                            2,923         11,458
   APCO Argentina Inc. (c)                                   305          8,830
   Approach Resources, Inc. (a) (c)                          716         19,182
   Arena Resources, Inc. (a) (c)                           2,801        147,949
   Atlas America, Inc. (c)                                 2,750        123,887
   ATP Oil & Gas Corp. (a) (c)                             2,214         87,387
   Aventine Renewable Energy Holdings,
      Inc. (a) (c)                                         2,126          9,354
   Basic Energy Services, Inc. (a) (c)                     3,288        103,572
   Berry Petroleum Co. - Class A (c)                       3,402        200,310
   Bill Barrett Corp. (a) (c)                              2,919        173,418
   BMB Munai, Inc. (a)                                     2,974         17,666
   Bois D'Arc Energy, Inc. (a) (c)                         1,547         37,608
   Bolt Technology Corp. (a)                                 687         15,506

                                                          SHARES          VALUE
                                                    ---------------------------
Energy - 8.6% (Continued)
   BPZ Energy, Inc. (a) (c)                                4,775   $    140,385
   Brigham Exploration Co. (a) (c)                         3,682         58,286
   Bronco Drilling Company, Inc. (a)                       2,094         38,488
   Cal Dive International, Inc. (a) (c)                    3,522         50,329
   Callon Petroleum Co. (a) (c)                            1,670         45,691
   Cano Pete, Inc. (a)                                     3,083         24,479
   Capstone Turbine Corp. (a)                             11,601         48,608
   CARBO Ceramics, Inc. (c)                                1,636         95,461
   Carrizo Oil & Gas, Inc. (a) (c)                         2,178        148,300
   Cheniere Energy, Inc. (a)                               3,868         16,903
   Clayton Williams Energy, Inc. (a) (c)                     431         47,388
   Clean Energy Fuels Corp. (a) (c)                        1,737         19,958
   Complete Production Services, Inc. (a) (c)              3,826        139,343
   Comstock Resources, Inc. (a)                            3,630        306,481
   Concho Resources, Inc. (a) (c)                          3,966        147,932
   Contango Oil & Gas Company (a) (c)                      1,047         97,287
   Crosstex Energy, Inc. (c)                               3,205        111,085
   CVR Energy, Inc. (a) (c)                                1,833         35,285
   Dawson Geophysical Co. (a) (c)                            616         36,627
   Delek US Holdings, Inc. (c)                             1,057          9,735
   Delta Petroleum Corp. (a) (c)                           4,951        126,350
   Double Eagle Petroleum Co. (a)                            651         11,868
   Dril-Quip, Inc. (a) (c)                                 2,465        155,295
   Endeavour International Corp. (a)                       9,060         19,660
   Energy Partners Ltd. (a) (c)                            2,543         37,942
   Energy XXI (bermuda) Ltd. (a)                           5,556         38,448
   EnerNOC, Inc. (a) (c)                                     771         13,839
   Evergreen Energy, Inc. (a)                              6,516         11,338
   Evergreen Solar, Inc. (a) (c)                           8,429         81,677
   EXCO Resources, Inc. (a) (c)                            5,933        218,987
   Flotek Industries, Inc. (a) (c)                         1,806         37,240
   FuelCell Energy, Inc. (a) (c)                           5,465         38,801
   FX Energy, Inc. (a) (c)                                 3,212         16,927
   Gasco Energy, Inc. (a)                                  7,468         30,992
   GeoGlobal Resources, Inc. (a) (c)                       3,027          6,447
   Geokinetics, Inc. (a) (c)                                 381          6,900
   GeoMet, Inc. (a) (c)                                    1,400         13,272
   GMX Resources, Inc. (a) (c)                             1,167         86,475
   Goodrich Petroleum Corp. (a) (c)                        1,603        132,921
   Gran Tierra Energy, Inc. (a)                            7,606         60,620
   Greenhunter Energy, Inc. (a)                              343          4,685
   Grey Wolf, Inc. (a) (c)                                14,142        127,702
   Gulf Island Fabrication, Inc.                             970         47,462
   Gulfport Energy Corp. (a) (c)                           2,090         34,422
   Harvest Natural Resources, Inc. (a) (c)                 2,811         31,090
   Hornbeck Offshore Services, Inc. (a) (c)                1,847        104,374
   Houston American Energy Corp. (a)                       1,188         13,329
   International Coal Group, Inc. (a) (c)                 10,134        132,249
   James River Coal Co. (a)                                2,018        118,436
   Lufkin Industries, Inc.                                 1,178         98,104
   Matrix Service Co. (a) (c)                              2,042         47,089
   McMoRan Exploration Co. (a) (c)                         4,021        110,658
   Meridian Resource Corp. (a) (c)                         6,181         18,234
   Mitcham Inds, Inc. (a)                                    781         13,339
   NATCO Group, Inc. (a) (c)                               1,594         86,921
   National Coal Corp. (a)                                 2,046         18,148
   Natural Gas Services Group (a)                            964         29,383
   Newpark Resources (a) (c)                               7,159         56,270
   Northern Oil & Gas, Inc. (a)                            1,563         20,757
   Oilsands Quest, Inc. (a) (c)                           13,143         85,429

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            67
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Energy - 8.6% (Continued)
   Ormat Technologies, Inc. (c)                            1,427   $     70,180
   Pacific Ethanol, Inc. (a) (c)                           3,524          6,378
   Panhandle Oil And Gas, Inc. (a)                           584         19,774
   Parallel Petroleum Corp. (a) (c)                        3,297         66,369
   Parker Drilling Co. (a) (c)                             9,000         90,090
   Penn Virginia Corp. (c) (e)                             3,314        249,942
   Petroleum Development Corp. (a) (c)                     1,184         78,724
   Petroquest Energy, Inc. (a)                             3,456         92,966
   Pioneer Drilling Co. (a) (c)                            3,968         74,638
   Plug Power, Inc. (a)                                    6,384         15,002
   Powersecure International, Inc. (a)                     1,349          9,794
   PrimeEnergy Corp. (a)                                      74          4,106
   Quest Resource Corp. (a)                                1,597         18,222
   RAM Energy Resources, Inc. (a)                          2,872         18,094
   Rentech, Inc. (a) (c)                                  13,209         25,097
   Rex Energy Corporation (a) (c)                          1,336         35,270
   Rosetta Resources, Inc. (a) (c)                         4,098        116,793
   RPC, Inc. (c)                                           2,311         38,825
   Stone Energy Corp. (a)                                  2,269        149,550
   Sulphco, Inc. (a) (c)                                   4,243          9,632
   Superior Well Services, Inc. (a) (c)                    1,316         41,730
   Swift Energy Co. (a) (c)                                2,434        160,790
   T-3 Energy Services, Inc. (a) (c)                         994         78,993
   Teekay Tankers Ltd. (c)                                 1,100         25,531
   Toreador Resources Corp. (a) (c)                        1,348         11,498
   Trico Marine Service, Inc. (a) (c)                      1,011         36,821
   Tri-Valley Corp. (a)                                    1,787         13,277
   TXCO Resources, Inc. (a) (c)                            2,793         32,846
   U.S. Geothermal, Inc. (a)                               4,942         14,529
   Union Drilling, Inc. (a) (c)                            1,119         24,260
   USEC, Inc. (a) (c)                                      8,858         53,857
   Vaalco Energy, Inc. (a) (c)                             4,710         39,894
   Venoco, Inc. (a)                                        1,614         37,461
   VeraSun Energy Corp. (a) (c)                            8,175         33,763
   Warren Resources, Inc. (a) (c)                          4,644         68,174
   Western Refining, Inc. (a)                              2,379         28,167
   Westmoreland Coal Co. (a)                                 757         15,980
   W-H Energy Services, Inc. (a) (c)                       2,466        236,095
   Willbros Group, Inc. (a) (c)                            3,095        135,592
                                                                   ------------
                                                                      7,273,766
                                                                   ------------
Financial - 19.2%
   1st Source Corp.                                        1,189         19,143
   Abington Bancorp, Inc. (c)                              1,949         17,775
   Acadia Realty Trust                                     2,571         59,519
   Advance America Cash Advance Centers, Inc. (c)          3,524         17,902
   Advanta Corp. - Class B (c)                             3,051         19,191
   Advent Software, Inc. (a) (c)                           1,329         47,950
   Agree Realty Corp. (c)                                    622         13,715
   Aircastle Ltd. (a)                                      3,719         31,277
   Alexander's, Inc. (a) (c)                                 160         49,696
   AMBAC Financial Group, Inc. (a)                        22,855         30,626
   Amcomp, Inc. (a)                                        1,002          9,739
   Amcore Financial, Inc. (c)                              1,557          8,815
   American Campus Communities, Inc.                       3,177         88,448
   American Capital Agency Corp. (a)                         797         13,262
   American Equity Investment Life Holding
      Co. (c)                                              4,383         35,721
   American Physicians Capital, Inc. (c)                     685         33,181
   American Safety Insurance Holdings Ltd. (a)               845         12,151
   Ameris Bancorp (c)                                      1,081          9,405

                                                          SHARES          VALUE
                                                    ---------------------------
Financial - 19.2% (Continued)
   Amerisafe, Inc. (a) (c)                                 1,500   $     23,910
   Ames National Corp. (a)                                   514          8,599
   Ampal Amern Israel Corp. (a) (c)                        1,584          7,144
   Amtrust Financial Services, Inc. (c)                    1,262         15,901
   Anchor Bancorp Wisconsin, Inc. (c)                      1,473         10,326
   Anthracite Capital, Inc. (c)                            4,367         30,744
   Anworth Mortgage Asset Corp. (c)                        6,572         42,784
   Apollo Investment Corp. (c)                            11,333        162,402
   Arbor Realty Trust, Inc. (c)                            1,131         10,145
   Ares Capital Corp. (c)                                  7,742         78,039
   Argo Group International Holdings,
      Inc. (a) (c)                                         2,447         82,121
   Arrow Financial Corp. (a)                                 728         13,199
   Ashford Hospitality Trust, Inc.                         9,540         44,075
   Aspen Insurance Holdings Ltd.                           6,779        160,459
   Asset Acceptance Capital Corp. (c)                      1,189         14,530
   Associated Estates Realty Corp. (c)                     1,155         12,370
   Assured Guaranty Ltd. (c)                               4,445         79,966
   Baldwin & Lyons, Inc. (c)                                 684         11,956
   Bancfirst Corp. (c)                                       607         25,980
   Banco Latinoamericano de Exportaciones SA (c)           2,174         35,197
   BancTrust Financial Group, Inc. (a)                     1,398          9,213
   Bank Mutual Corp. (c)                                   3,844         38,594
   Bank of the Ozarks, Inc. (c)                              986         14,652
   BankFinancial Corp. (c)                                 1,569         20,413
   Bankrate, Inc. (a) (c)                                  1,015         39,656
   Banner Corp. (c)                                        1,191         10,552
   Beneficial Mutual Bancorp, Inc (a) (c)                  2,609         28,882
   Berkshire Hills Bancorp, Inc. (c)                         835         19,748
   BGC Partners, Inc. (a) (c)                                500          3,775
   BioMed Realty Trust, Inc.                               5,715        140,189
   Blackrock Kelso Capital Corp. (c)                       1,036          9,801
   Boston Private Financial Holdings, Inc. (c)             3,069         17,401
   Broadpoint Securities Group, Inc (a)                    1,926          3,852
   Brookline Bancorp, Inc. (c)                             4,639         44,302
   Brooklyn Federal Bancorp Inc. (a)                         270          3,254
   Bryn Mawr Bank Corp. (a)                                  548          9,590
   Calamos Asset Management, Inc. (c)                      1,628         27,725
   Camden National Corp. (a)                                 614         14,294
   Capital City Bank Group, Inc. (c)                         939         20,433
   Capital Southwest Corp. (c)                               243         25,328
   Capital Trust, Inc. - Class A (c)                       1,306         25,088
   Capitol Bancorp Ltd. (c)                                1,147         10,289
   Caplease, Inc. (c)                                      3,566         26,709
   Capstead Mortgage Corp. (a)                             4,271         46,340
   Cardinal Financial Corp. (a)                            1,926         12,057
   Cardtronics, Inc. (a) (c)                               1,000          8,870
   Care Investment Trust, Inc. (a)                         1,058          9,977
   Cascade Bancorp (c)                                     1,768         13,614
   Cash America International, Inc. (c)                    2,321         71,951
   Cass Information Systems, Inc. (c)                        540         17,296
   Castlepoint Holdings Ltd. (c)                           2,665         24,225
   Cathay General Bancorp (c)                              3,939         42,817
   Cedar Shopping Centers, Inc. (c)                        3,051         35,758
   Centerstate Banks of Florida, Inc. (a)                    736          8,118
   Central Pacific Financial Corp. (c)                     2,288         24,390
   Chemical Financial Corp. (c)                            1,899         38,740
   Chimera Investement Corp. (c)                           2,688         24,219
   China Direct, Inc. (a)                                    544          3,993
   Citizens & Northern Corp. (a)                             715         11,840
   Citizens Banking Corp. (c)                              5,832         16,446

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   68
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Financial - 19.2% (Continued)
   Citizens, Inc. (a) (c)                                  2,842   $     17,421
   City Bank (c)                                           1,091          9,383
   City Holding Co. (c)                                    1,285         52,389
   Clifton Savings Bancorp, Inc. (c)                         836          8,143
   CNA Surety Corp. (a) (c)                                1,333         16,849
   CoBiz, Inc. (c)                                         1,421          9,350
   Cohen & Steers, Inc. (c)                                1,346         34,956
   The Colonial BancGroup Inc. (a)                        16,082         71,082
   Colonial Properties Trust (a)                           3,779         75,656
   Columbia Banking System, Inc. (c)                       1,442         27,874
   Community Bank System, Inc. (c)                         2,384         49,158
   Community Trust Bancorp, Inc. (c)                       1,195         31,381
   CompuCredit Corp. (a) (c)                               1,284          7,704
   Corporate Office Properties Trust (c)                   3,097        106,320
   Corus Bankshares, Inc. (c)                              3,004         12,497
   Cousins Properties, Inc. (c)                            3,708         85,655
   Crawford & Co. (a) (c)                                  1,997         15,956
   Credit Acceptance Corp. (a) (c)                           474         12,115
   CVB Financial Corp. (c)                                 5,271         49,758
   Cybersource Corp. (a) (c)                               5,497         91,965
   Danvers Bancorp, Inc. (a)                               1,422         15,642
   Darwin Professional Underwriters, Inc. (a) (c)            594         18,295
   DCT Industrial Trust, Inc. (c)                         13,681        113,279
   Deerfield Capital Corp. (c)                             4,502          3,557
   Delphi Financial Group (c)                              3,293         76,200
   Deluxe Corp.                                            4,104         73,133
   Diamond Hill Investment Group (a)                         164         13,694
   DiamondRock Hospitality Co. (c)                         7,552         82,241
   Dime Community Bancshares (c)                           1,876         30,973
   Dollar Financial Corp. (a) (c)                          1,931         29,177
   Donegal Group, Inc.                                       916         14,537
   Doral Financial Corp. (a)                                 429          5,809
   Downey Financial Corp. (c)                              1,478          4,094
   Duff & Phelps Corp. (a)                                   845         13,993
   Dupont Fabros Technology, Inc                             950         17,708
   East West Bancorp, Inc. (a)                             5,055         35,688
   EastGroup Properties (c)                                1,984         85,114
   Education Realty Trust, Inc.                            2,272         26,469
   eHealth, Inc. (a) (c)                                   1,986         35,073
   Electro Rent Corp. (c)                                  1,716         21,519
   EMC Insurance Group, Inc. (c)                             467         11,245
   Employers Holdings, Inc.                                3,930         81,351
   Encore Bancshares, Inc. (a)                               513          8,028
   Encore Capital Group, Inc. (a) (c)                      1,065          9,404
   Enstar Group Ltd. (a) (c)                                 405         35,437
   Enterprise Financial Services Corp. (c)                   881         16,607
   Entertainment Properties Trust (c)                      2,441        120,683
   Epoch Holding Corp. (c)                                   804          7,324
   Equity Lifestyle Properties, Inc. (c)                   1,622         71,368
   Equity One, Inc. (c)                                    2,566         52,731
   Essa Bancorp, Inc. (a)                                  1,354         16,952
   Euronet Worldwide, Inc. (a) (c)                         3,755         63,459
   Evercore Partners, Inc. (c)                               786          7,467
   ExlService Holdings, Inc. (a) (c)                       1,131         15,868
   Extra Space Storage, Inc. (c)                           6,330         97,229
   Fair Isaac Corp. (a)                                    3,875         80,484
   Farmers Capital Bank Corp. (a)                            495          8,722
   FBL Financial Group, Inc. (c)                           1,022         20,317
   FBR Capital Markets Corp. (a) (c)                       2,395         12,047
   Fcstone Group, Inc. (a) (c)                             1,809         50,525

                                                          SHARES          VALUE
                                                    ---------------------------
Financial - 19.2% (Continued)
   Federal Agricultural Mortgage Corp. (c)                   779   $     19,304
   FelCor Lodging Trust, Inc.                              5,012         52,626
   Financial Federal Corp. (c)                             2,030         44,579
   Financial Institutions, Inc. (a)                          874         14,036
   First Acceptance Corp. (a) (c)                          1,175          3,760
   First Bancorp, Inc. (a)                                   691          9,432
   First Bancorp Puerto Rico (c)                           5,669         35,941
   First Bancorp/Troy NC (c)                               1,145         14,473
   First Busey Corp. (c)                                   2,024         26,757
   First Cash Financial Services, Inc. (a) (c)             1,582         23,714
   First Commonwealth Financial Corp. (c)                  5,832         54,413
   First Community Bancshares, Inc/VA (c)                    723         20,389
   First Financial Bancorp (c)                             2,987         27,480
   First Financial Bankshares, Inc. (c)                    1,656         75,861
   First Financial Corp/IN (c)                               902         27,610
   First Financial Holdings, Inc.                            930         15,977
   First Financial Northwest, Inc.                         1,821         18,083
   First Industrial Realty Trust, Inc. (c)                 3,501         96,172
   The First Marblehead Corp. (a)                          5,507         14,153
   First Merchants Corp. (c)                               1,451         26,336
   First Mercury Financial Corp. (a) (c)                   1,158         20,427
   First Midwest Bancorp, Inc. (c)                         3,824         71,318
   First Niagara Financial Group, Inc. (c)                 8,741        112,409
   First Place Financial Corp/OH (c)                       1,444         13,574
   First Potomac Realty Trust (c)                          1,949         29,703
   First South Bancorp, Inc. (c)                             641          8,256
   FirstFed Financial Corp. (a) (c)                        1,167          9,383
   FirstMerit Corp. (c)                                    6,443        105,085
   Flagstar Bancorp, Inc. (c)                              3,427         10,315
   Flagstone Reinsurance Holdings Ltd. (c)                 2,400         28,296
   Flushing Financial Corp. (c)                            1,707         32,348
   FNB Corp/Hermitage PA (c)                               6,853         80,728
   Fox Chase Bancorp (a)                                     492          5,048
   FPIC Insurance Group, Inc. (a) (c)                        700         31,724
   Franklin Street Properties Corp. (c)                    4,707         59,496
   Friedman Billings Ramsey Group, Inc. (c)               11,782         17,673
   Frontier Financial Corp. (c)                            3,746         31,916
   GAMCO Investors, Inc. (c)                                 604         29,970
   Getty Realty Corp.                                      1,382         19,915
   GFI Group, Inc. (c)                                     5,267         47,456
   Glacier Bancorp, Inc. (c)                               4,299         68,741
   Gladstone Capital Corp. (c)                             1,681         25,618
   Gladstone Investment Corp.                              1,760         11,317
   Glimcher Realty Trust (c)                               3,012         33,674
   Global Cash Access Holdings, Inc. (a) (c)               3,197         21,931
   Gramercy Capital Corp. (c)                              3,318         38,456
   Green Bankshares, Inc. (c)                              1,036         14,525
   Greenhill & Co, Inc. (c)                                1,381         74,381
   Greenlight Capital Re Ltd. (a) (c)                      2,296         52,487
   Guaranty Bancorp (a) (c)                                4,153         14,951
   Guaranty Financial Group, Inc. (a)                      2,968         15,938
   H&E Equipment Services, Inc. (a) (c)                    1,303         15,662
   Hallmark Financial Services, Inc. (a)                     470          4,545
   Hancock Holding Co. (c)                                 2,051         80,584
   Hanmi Financial Corp. (c)                               3,128         16,297
   Harleysville Group, Inc. (c)                            1,040         35,183
   Harleysville National Corp. (c)                         2,499         27,889
   Harris & Harris Group, Inc. (a)                         1,858         11,148
   Hatteras Financial Corp. (a)                              916         21,059
   Healthcare Realty Trust, Inc. (c)                       4,043         96,102

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            69
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Financial - 19.2% (Continued)
   Heartland Financial USA, Inc. (c)                       1,017   $     18,499
   Heartland Payment Systems, Inc. (c)                     1,945         45,902
   Hercules Technolgy Growth Capital, Inc. (c)             2,554         22,807
   Heritage Commerce Corp. (c)                               834          8,257
   Hersha Hospitality Trust (c)                            3,163         23,881
   Highwoods Properties, Inc.                              4,567        143,495
   Hilb Rogal & Hobbs Co.                                  2,900        126,034
   Home Bancshares, Inc. (c)                                 978         21,985
   Home Federal Bancorp, Inc. (a)                            524          5,167
   Home Properties, Inc. (c)                               2,521        121,159
   Horace Mann Educators Corp. (c)                         3,237         45,383
   Huron Consulting Group, Inc. (a) (c)                    1,531         69,416
   Hypercom Corp. (a) (c)                                  4,135         18,194
   IBERIABANK Corp. (c)                                    1,026         45,626
   Independence Holding Co. (c)                              517          5,051
   Independent Bank Corp. Massachusetts (c)                1,297         30,920
   IndyMac Bancorp, Inc. (a)                               8,039          4,984
   Infinity Property & Casualty Corp. (c)                  1,292         53,644
   Inland Real Estate Corp. (c)                            4,569         65,885
   Integra Bank Corp. (c)                                  1,602         12,544
   Interactive Brokers Group, Inc. (a) (c)                 3,236        103,973
   Interactive Data Corp. (c)                              2,915         73,254
   International Assets Holding Corp. (a)                    337         10,130
   International Bancshares Corp. (c)                      4,065         86,869
   Investors Bancorp, Inc. (a) (c)                         3,511         45,854
   Investors Real Estate Trust (c)                         4,575         43,645
   IPC Holdings Ltd. (c)                                   4,262        113,156
   Jack Henry & Associates, Inc. (c)                       5,960        128,974
   JER Investors Trust, Inc. (c)                           1,804         11,365
   Kansas City Life Insurance Co. (c)                        365         15,239
   Kayne Anderson Energy Development Co. (c)                 801         18,383
   KBW, Inc. (a) (c)                                       2,085         42,909
   Kearny Financial Corp. (c)                              1,413         15,543
   Kite Realty Group Trust (c)                             1,614         20,175
   Knight Capital Group, Inc. - Class A (a)                7,487        134,616
   Kohlberg Capital Corp. (c)                              1,379         13,790
   LaBranche & Co, Inc. (a)                                4,089         28,950
   Ladenburg Thalmann Financial Services,
      Inc. (a)                                             7,786         11,757
   Lakeland Bancorp, Inc. (c)                              1,608         19,585
   Lakeland Financial Corp. (c)                              975         18,603
   LandAmerica Financial Group, Inc. (c)                   1,234         27,382
   LaSalle Hotel Properties (c)                            3,197         80,341
   Lexington Realty Trust (c)                              3,853         52,516
   Life Partners Holdings, Inc. (a)                          473          9,451
   LTC Properties, Inc. (c)                                1,838         46,979
   Maguire Properties, Inc. (c)                            3,047         37,082
   Maiden Holdings Ltd. (a)                                3,915         25,056
   MainSource Financial Group, Inc. (c)                    1,480         22,940
   MarketAxess Holdings, Inc. (a) (c)                      2,470         18,673
   Massbank Corp. Read Mass (a)                              302         11,953
   Max Capital Group Ltd. (c)                              4,498         95,942
   MB Financial Corp. (c)                                  2,807         63,073
   MCG Capital Corp. (c)                                   6,026         23,983
   Mcgrath Rentcorp (c)                                    1,923         47,287
   Meadowbrook Insurance Group, Inc. (c)                   2,950         15,635
   Medallion Financial Corp. (a)                           1,184         11,153
   Medical Properties Trust, Inc. (c)                      5,288         53,515
   Meridian Interstat Bancorp Inc. (a)                       838          8,145
   MFA Mortgage Investments, Inc.                         12,093         78,846
   Mid-America Apartment Communities, Inc.                 2,092        106,776

                                                          SHARES          VALUE
                                                    ---------------------------
Financial - 19.2% (Continued)
   Midwest Banc Holdings, Inc. (c)                         1,707   $      8,313
   Mission West Properties (c)                             1,570         17,207
   Monmouth Real Estate Investment Corp.
      Class A (a)                                          1,576         10,086
   Montpelier Re Holdings Ltd. (c)                         7,440        109,740
   Move, Inc. (a) (c)                                     10,225         23,824
   MVC Capital, Inc. (c)                                   1,867         25,559
   Nara Bancorp, Inc. (c)                                  1,816         19,486
   NASB Financial, Inc. (c)                                  278          4,943
   National Financial Partners Corp. (c)                   3,148         62,393
   National Health Investors, Inc.                         1,773         50,548
   National Interstate Corp. (c)                             490          9,006
   National Penn Bancshares, Inc. (c)                      6,334         84,116
   National Retail Properties, Inc. (c)                    5,852        122,307
   National Western Life Insurance Co.                       181         39,548
   Navigators Group, Inc. (a) (c)                          1,050         56,753
   NBT Bancorp, Inc. (c)                                   2,557         52,700
   Nelnet, Inc.                                            1,394         15,655
   NewAlliance Bancshares, Inc. (c)                        8,653        107,989
   Newcastle Investment Corp. (c)                          4,206         29,484
   Newstar Financial, Inc. - Class A (a) (c)               1,906         11,264
   NGP Capital Resources Co. (c)                           1,724         26,567
   Northfield Bancorp Inc. (a) (c)                         1,568         16,856
   NorthStar Realty Finance Corp. (c)                      4,429         36,849
   Northwest Bancorp, Inc. (c)                             1,360         29,675
   NYMAGIC, Inc. (c)                                         377          7,223
   OceanFirst Financial Corp. (a)                            705         12,725
   Ocwen Financial Corp. (a) (c)                           2,727         12,681
   Odyssey Re Holdings Corp. (c)                           1,933         68,621
   Old National Bancorp (c)                                5,275         75,221
   Old Second Bancorp, Inc. (c)                            1,095         12,724
   Omega Healthcare Investors, Inc.                        5,515         91,825
   One Liberty Properties, Inc. (a)                          637         10,389
   Online Resources Corp. (a) (c)                          2,219         18,529
   optionsXpress Holdings, Inc. (c)                        3,364         75,152
   Oriental Financial Group (c)                            1,936         27,607
   Oritani Financial Corp. (a) (c)                         1,034         16,544
   Pacific Capital Bancorp (c)                             3,629         50,008
   Pacific Continental Corp. (a)                             850          9,341
   Pacwest Bancorp (c)                                     1,995         29,686
   Park National Corp. (c)                                   881         47,486
   Parkway Properties, Inc. (c)                            1,218         41,083
   Patriot Capital Funding, Inc. (c)                       1,602         10,013
   Peapack Gladstone Financial Corp. (a)                     662         14,544
   Pennantpark Investment Corp. (c)                        1,679         12,106
   Pennsylvania Commerce Bancorp, Inc. (a)                   413          9,933
   Pennsylvania Real Estate Investment Trust               2,805         64,908
   Penson Worldwide, Inc. (a) (c)                          1,340         16,013
   Peoples Bancorp Inc. (c)                                  821         15,583
   The Phoenix Cos., Inc.                                  9,116         69,373
   Pico Holdings, Inc. (a) (c)                             1,290         56,051
   Pinnacle Financial Partners, Inc. (a) (c)               1,801         36,182
   Piper Jaffray Companies, Inc. (a) (c)                   1,493         43,790
   Platinum Underwriters Holdings Ltd.                     3,899        127,146
   PMA Capital Corp. (a)                                   2,532         23,320
   The PMI Group Inc. (a)                                  6,472         12,620
   Portfolio Recovery Associates, Inc. (a) (c)             1,210         45,375
   Post Properties, Inc.                                   3,515        104,571
   Potlatch Corp.                                          3,139        141,632
   PremierWest Bancorp (a)                                 1,543          9,011
   Presidential Life Corp.                                 1,727         26,630

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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   70
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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Financial - 19.2% (Continued)
   Primus Guaranty Ltd. (a) (c)                            1,856   $      5,401
   PrivateBancorp, Inc. (c)                                1,497         45,479
   ProAssurance Corp. (a) (c)                              2,555        122,921
   Procentury Corp. (a)                                    1,070         16,949
   Prospect Capital Corporation (c)                        2,094         27,599
   Prosperity Bancshares, Inc. (c)                         3,123         83,478
   Provident Bankshares Corp. (c)                          2,642         16,856
   Provident Financial Services, Inc. (c)                  4,755         66,618
   Provident New York Bancorp (c)                          3,268         36,144
   PS Business Parks, Inc.                                 1,197         61,765
   Pzena Investment Management, Inc. (c)                     491          6,265
   Quanta Capital Holdings Ltd. (a)                        5,589         14,755
   Radian Group, Inc. (a)                                  6,409          9,293
   RAIT Financial Trust (c)                                4,875         36,172
   Ramco-Gershenson Properties (c)                         1,254         25,757
   Realty Income Corp. (c)                                 8,072        183,719
   Redwood Trust, Inc. (c)                                 2,618         59,664
   Renasant Corp. (c)                                      1,633         24,054
   Republic Bancorp Inc./KY                                  737         18,130
   Resource America, Inc. (c)                                783          7,298
   Riskmetrics Group, Inc. (a) (c)                         1,750         34,370
   RLI Corp. (c)                                           1,487         73,562
   Rockville Financial, Inc. (c)                             708          8,892
   Roma Financial Corp. (c)                                  676          8,856
   S&T Bancorp, Inc. (c)                                   1,898         55,156
   S1 Corp. (a) (c)                                        3,991         30,212
   Safety Insurance Group, Inc. (c)                        1,296         46,202
   Sanders Morris Harris Group, Inc. (c)                   1,551         10,516
   Sandy Spring Bancorp, Inc. (c)                          1,309         21,703
   Santander BanCorp (c)                                     295          3,130
   Saul Centers, Inc. (c)                                    757         35,571
   SCBT Financial Corp. (c)                                  813         23,219
   SCPIE Holdings, Inc. (a)                                  687         19,229
   SeaBright Insurance Holdings, Inc. (a)                  1,690         24,471
   Seacoast Banking Corp of Florida (c)                    1,181          9,165
   Selective Insurance Group (c)                           4,232         79,392
   Senior Housing Properties Trust (c)                     7,564        147,725
   Shore Bancshares, Inc. (a)                                669         12,524
   Sierra Bancorp (c)                                        592          9,768
   Signature Bank (a)                                      2,373         61,128
   Simmons First National Corp. (c)                        1,111         31,075
   Smithtown Bancorp, Inc. (a)                               784         12,740
   Sotheby's Holdings (c)                                  5,367        141,528
   The South Financial Group, Inc. (c)                     5,707         22,371
   Southside Bancshares, Inc.                              1,118         20,613
   Southwest Bancorp Inc. (c)                              1,158         13,317
   Sovran Self Storage, Inc. (c)                           1,742         72,398
   State Auto Financial Corp. (c)                          1,129         27,017
   State Bancorp Inc. (a)                                  1,141         14,263
   Stellarone Corp. (a)                                    1,800         26,280
   Sterling Bancorp./NY (c)                                1,434         17,136
   Sterling Bancshares, Inc. (c)                           5,723         52,022
   Sterling Financial Corp./WA (c)                         3,940         16,312
   Stewart Information Services Corp. (c)                  1,361         26,322
   Stifel Financial Corp. (a) (c)                          1,876         64,516
   Strategic Hotels & Resorts, Inc. (c)                    5,929         55,555
   Suffolk Bancorp (c)                                       763         22,417
   Sun Bancorp Inc. (a) (c)                                1,116         11,327
   Sun Communities, Inc. (c)                               1,309         23,863
   Sunstone Hotel Investors, Inc. (c)                      4,679         77,671

                                                          SHARES          VALUE
                                                    ---------------------------
Financial - 19.2% (Continued)
   Susquehanna Bancshares, Inc. (c)                        6,851   $     93,790
   SVB Financial Group (a) (c)                             2,385        114,742
   SWS Group, Inc. (c)                                     1,940         32,223
   SY Bancorp, Inc. (c)                                    1,069         22,834
   Tanger Factory Outlet Centers (c)                       2,514         90,328
   Texas Capital Bancshares, Inc. (a) (c)                  1,903         30,448
   TheStreet.Com, Inc.                                     1,451          9,446
   Thomas Weisel Partners Group, Inc. (a) (c)              1,424          7,789
   TNS, Inc. (a)                                           1,950         46,722
   Tompkins Trustco, Inc. (c)                                466         17,335
   Tower Group, Inc. (c)                                   1,610         34,116
   Townebank Portsmouth Va (a)                             1,654         24,909
   TradeStation Group, Inc. (a) (c)                        2,561         25,994
   Trico Bancshares (c)                                    1,106         12,111
   Trustco Bank Corp./NY (c)                               6,030         44,743
   Trustmark Corp. (c)                                     3,945         69,629
   UCBH Holdings, Inc. (c)                                 8,802         19,805
   UMB Financial Corp. (c)                                 2,476        126,945
   Umpqua Holdings Corp. (c)                               4,715         57,193
   Union Bankshares Corp. (c)                              1,075         16,007
   United America Indemnity Ltd. (a) (c)                   1,609         21,512
   United Bankshares, Inc. (c)                             3,017         69,240
   United Community Banks, Inc. (c)                        3,203         27,322
   United Community Financial Corp. (c)                    1,905          7,144
   United Financial Bancorp, Inc. (a)                      1,416         15,817
   United Fire & Casualty Co. (c)                          1,814         48,851
   United Security Bancshares/CA (c)                         668          9,713
   Universal American Financial Corp. (a) (c)              3,134         32,029
   Universal Health Realty Income Trust (c)                  945         28,350
   Univest Corporation of Pennsylvania (c)                 1,024         20,337
   Urstadt Biddle Properties, Inc. (c)                     1,651         24,204
   US Global Investors, Inc. (a) (c)                       1,009         16,901
   U-Store-It Trust (c)                                    3,946         47,155
   Validus Holdings Ltd. (c)                               5,134        109,098
   Value Line, Inc.                                          108          3,591
   ViewPoint Financial Group (c)                             881         12,968
   W Holding Co, Inc.                                      7,665          6,515
   Washington Real Estate Investment Trust (c)             3,938        118,337
   Washington Trust Bancorp, Inc.                            909         17,907
   Wauwatosa Holdings, Inc. (a) (c)                          553          5,873
   WesBanco, Inc. (c)                                      2,116         36,289
   West Bancorporation, Inc. (a)                           1,387         12,067
   West Coast Bancorp (c)                                  1,251         10,846
   Westamerica Bancorporation (c)                          2,320        122,009
   Western Alliance Bancorp (a) (c)                        1,279          9,925
   Westfield Financial Inc. (c)                            2,525         22,851
   Westwood Holdings Group, Inc. (a)                         428         17,034
   Wilshire Bancorp, Inc. (c)                              1,534         13,146
   Winthrop Realty Trust (c)                               4,163         14,987
   Wintrust Financial Corp. (c)                            1,860         44,361
   World Acceptance Corp. (a) (c)                          1,289         43,401
   Wright Express Corp. (a)                                3,092         76,682
   WSFS Financial Corp.                                      490         21,854
   Yadkin Valley Financial Corp (a)                          913         10,910
   Zenith National Insurance Corp. (c)                     2,963        104,179
                                                                   ------------
                                                                     16,248,643
                                                                   ------------
Health Care - 12.8%
   Abaxis, Inc. (a) (c)                                    1,727         41,673
   Abiomed, Inc. (a) (c)                                   2,426         43,062

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            71
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Health Care - 12.8% (Continued)
   Acadia Pharmaceuticals, Inc. (a) (c)                    2,404   $      8,871
   Accelrys, Inc. (a)                                      2,135         10,312
   Accuray, Inc. (a) (c)                                   2,876         20,966
   Acorda Therapeutics, Inc. (a) (c)                       2,603         85,457
   Acura Pharmaceuticals, Inc. (a)                           651          5,175
   Adolor Corp. (a)                                        3,668         20,101
   Affymax, Inc. (a) (c)                                     836         13,301
   Affymetrix, Inc. (a)                                    5,532         56,924
   Air Methods Corp. (a) (c)                                 855         21,375
   Akorn, Inc. (a) (c)                                     4,543         15,037
   Albany Molecular Research, Inc. (a) (c)                 1,866         24,762
   Alexion Pharmaceuticals, Inc. (a) (c)                   3,062        221,995
   Alexza Pharmaceuticals, Inc. (a) (c)                    1,900          7,486
   Align Technology, Inc. (a) (c)                          4,939         51,810
   Alkermes, Inc. (a) (c)                                  7,614         94,109
   Alliance Imaging, Inc. (a) (c)                          1,964         17,028
   Allos Therapeutics (a) (c)                              4,221         29,167
   Allscripts Healthcare Solutions, Inc. (a) (c)           4,547         56,428
   Almost Family, Inc. (a)                                   508         13,513
   Alnylam Pharmaceuticals, Inc. (a) (c)                   2,835         75,780
   Alpharma, Inc. (a) (c)                                  3,529         79,508
   Alphatec Holdings, Inc. (a)                             1,987          8,107
   AMAG Pharmaceuticals, Inc. (a) (c)                      1,355         46,206
   Amedisys, Inc. (a) (c)                                  2,279        114,890
   American Medical Systems Holdings,
      Inc. (a) (c)                                         5,797         86,665
   American Oriental Bioengineering, Inc. (a) (c)          4,918         48,541
   AMERIGROUP Corp. (a) (c)                                4,266         88,733
   Amicus Therapeutics, Inc. (a) (c)                         333          3,556
   Amsurg Corp. (a) (c)                                    2,508         61,070
   Analogic Corp. (c)                                      1,068         67,359
   Angiodynamics, Inc. (a) (c)                             1,927         26,246
   Applera Corp - Celera Genomics Group (a) (c)            6,373         72,397
   Apria Healthcare Group, Inc. (a) (c)                    3,496         67,787
   Ardea Biosciences, Inc. (a)                               861         11,038
   Arena Pharmaceuticals, Inc. (a) (c)                     5,884         30,538
   Ariad Pharmaceuticals, Inc. (a) (c)                     5,295         12,708
   ArQule, Inc. (a) (c)                                    2,994          9,731
   Array Biopharma, Inc. (a) (c)                           3,610         16,967
   Arthrocare Corp. (a) (c)                                2,116         86,354
   Assisted Living Concepts, Inc. (a) (c)                  4,372         24,046
   Athenahealth, Inc. (a) (c)                              1,646         50,631
   Atrion Corp. (a)                                          120         11,498
   Auxilium Pharmaceuticals, Inc. (a) (c)                  3,279        110,240
   Avant Immunotherapeutics, Inc (a)                       1,190         17,326
   Bentley Pharmaceuticals, Inc. (a) (c)                   1,537         24,823
   Biodel, Inc. (a) (c)                                      856         11,128
   BioForm Medical, Inc. (a) (c)                           1,743          7,042
   Biomimetic Therapeutics, Inc. (a) (c)                   1,057         12,599
   Bio-Rad Laboratories, Inc. (a) (c)                      1,509        122,063
   Bio-Reference Labs, Inc. (a) (c)                          920         20,525
   BMP Sunstone Corp. (a) (c)                              1,844         10,511
   Bruker BioSciences Corp. (a) (c)                        4,022         51,683
   Cadence Pharmaceuticals, Inc. (a) (c)                   1,611          9,811
   Caliper Life Sciences, Inc. (a)                         3,808          9,863
   Cantel Medical Corp. (a) (c)                              995         10,069
   Capital Senior Living Corp. (a)                         1,797         13,549
   Caraco Pharmaceutical Laboratories
      Ltd. (a) (c)                                           813         10,732
   Cardiac Science Corp. (a)                               1,550         12,710
   Cardionet, Inc. (a)                                       359          9,560
   Cell Genesys, Inc. (a) (c)                              6,842         17,789

                                                          SHARES          VALUE
                                                    ---------------------------
Health Care - 12.8% (Continued)
   Centene Corp. (a)                                       3,458   $     58,060
   Cepheid, Inc. (a) (c)                                   4,536        127,552
   Chattem, Inc. (a) (c)                                   1,370         89,119
   China Sky One Med, Inc. (a)                               592          6,589
   Clinical Data, Inc (a)                                    826         11,787
   Columbia Labs, Inc. (a)                                 3,731         12,312
   Computer Programs & Systems, Inc. (c)                     736         12,755
   Conceptus, Inc. (a) (c)                                 2,407         44,505
   Conmed Corp. (a) (c)                                    2,283         60,614
   Corvel Corp. (a) (c)                                      766         25,927
   Cougar Biotechnology, Inc. (a)                          1,189         28,334
   CryoLife, Inc. (a)                                      2,218         25,374
   Cubist Pharmaceuticals, Inc. (a) (c)                    4,493         80,245
   CV Therapeutics, Inc. (a) (c)                           4,839         39,825
   Cyberonics, Inc. (a) (c)                                1,892         41,056
   Cynosure, Inc. (a) (c)                                    762         15,103
   Cypress Bioscience, Inc. (a) (c)                        2,991         21,505
   Cytokinetics, Inc. (a) (c)                              2,652          9,839
   Cytori Therapeutics, Inc. (a)                           1,587         10,284
   Datascope Corp. (c)                                     1,049         49,303
   Dendreon Corp. (a) (c)                                  7,426         33,046
   Depomed, Inc. (a)                                       3,827         12,285
   DexCom, Inc. (a)                                        2,091         12,630
   Discovery Laboratories, Inc. (a) (c)                    7,429         12,258
   Durect Corp. (a) (c)                                    5,678         20,838
   Dyax Corp. (a)                                          4,431         13,736
   Eclipsys Corp. (a) (c)                                  4,332         79,536
   Emergency Medical Services Corp. (a) (c)                  743         16,814
   Emergent Biosolutions, Inc. (a)                         1,079         10,714
   Emeritus Corp. (a) (c)                                  1,569         22,939
   Ensign Group, Inc. (c)                                    663          7,625
   Enzo Biochem, Inc. (a) (c)                              2,561         28,734
   Enzon Pharmaceuticals, Inc. (a) (c)                     3,565         25,383
   eResearch Technology, Inc. (a) (c)                      3,444         60,063
   ev3, Inc. (a) (c)                                       5,601         53,097
   Exactech, Inc. (a)                                        562         14,449
   Exelixis, Inc. (a) (c)                                  8,376         41,880
   Five Star Quality Care, Inc. (a)                        2,536         11,995
   Genomic Health, Inc. (a) (c)                            1,110         21,257
   Genoptix, Inc. (a) (c)                                    663         20,918
   Gentiva Health Services, Inc. (a) (c)                   2,027         38,614
   Geron Corp. (a) (c)                                     6,208         21,418
   Greatbatch, Inc. (a) (c)                                1,822         31,521
   GTx, Inc. (a) (c)                                       1,485         21,310
   Haemonetics Corp./Mass (a) (c)                          2,050        113,693
   Halozyme Therapeutics, Inc. (a) (c)                     4,937         26,561
   Hanger Orthopedic Group, Inc. (a)                       1,830         30,177
   Hansen Medical, Inc. (a) (c)                            1,359         22,722
   Healthcare Services Group (c)                           3,647         55,463
   HealthExtras, Inc. (a) (c)                              2,627         79,178
   Healthsouth Corp. (a) (c)                               6,302        104,802
   Healthspring, Inc. (a) (c)                              3,937         66,457
   Healthways, Inc. (a) (c)                                2,801         82,910
   HMS Holdings Corp. (a) (c)                              1,992         42,768
   Human Genome Sciences, Inc. (a) (c)                    10,792         56,226
   ICU Medical, Inc. (a) (c)                                 880         20,134
   Idenix Pharmaceuticals, Inc. (a) (c)                    1,994         14,496
   Idera Pharmaceuticals, Inc. (a)                         1,638         23,931
   I-Flow Corp. (a) (c)                                    1,642         16,666
   Immucor, Inc. (a) (c)                                   5,581        144,436

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   72
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Health Care - 12.8% (Continued)
   Immunogen, Inc. (a)                                     3,419   $     10,462
   Immunomedics, Inc. (a) (c)                              5,207         11,091
   Incyte Corp. (a) (c)                                    5,295         40,295
   Indevus Pharmaceuticals, Inc. (a) (c)                   6,176          9,696
   Inspire Pharmaceuticals, Inc. (a)                       3,364         14,398
   Insulet Corp. (a) (c)                                   1,462         22,997
   Integra LifeSciences Holdings Corp. (a) (c)             1,419         63,117
   InterMune, Inc. (a) (c)                                 2,518         33,036
   Invacare Corp. (c)                                      2,556         52,245
   IPC The Hospitalist Co, Inc. (a) (c)                      486          9,147
   IRIS International, Inc. (a)                            1,467         22,959
   Isis Pharmaceuticals, Inc. (a) (c)                      7,190         98,000
   Javelin Pharmaceuticals, Inc. (a)                       3,921          9,097
   Jazz Pharmaceuticals, Inc. (a) (c)                        401          2,971
   Kendle International, Inc. (a) (c)                      1,035         37,602
   Kensey Nash Corp. (a)                                     576         18,461
   Kindred Healthcare, Inc. (a)                            2,262         65,055
   KV Pharmaceutical Co. (a) (c)                           2,625         50,741
   Landauer, Inc.                                            740         41,618
   Lexicon Genetics, Inc. (a)                              6,399         10,238
   LHC Group, Inc. (a) (c)                                 1,167         27,133
   Life Sciences Research, Inc. (a)                          696         19,655
   Ligand Pharmaceuticals, Inc. (a) (c)                    6,547         17,022
   Luminex Corp. (a) (c)                                   2,934         60,294
   Magellan Health Services, Inc. (a)                      3,227        119,496
   MannKind Corp. (a) (c)                                  4,069         12,207
   MAP Pharmaceuticals, Inc. (a)                             623          6,436
   Marshall Edwards, Inc. (a)                              1,542          3,963
   Martek Biosciences Corp. (a) (c)                        2,619         88,287
   Masimo Corp. (a) (c)                                    3,671        126,099
   Maxygen, Inc. (a)                                       2,071          7,021
   Medarex, Inc. (a) (c)                                  10,169         67,217
   MedAssets, Inc. (a) (c)                                 1,200         20,460
   Medcath Corp. (a) (c)                                   1,268         22,799
   Medical Action Industries, Inc. (a) (c)                 1,125         11,666
   Medicines Co. (a) (c)                                   4,144         82,134
   Medicis Pharmaceutical (c)                              4,497         93,448
   Medivation, Inc. (a) (c)                                2,031         24,027
   Mentor Corp. (c)                                        2,690         74,836
   Meridian Bioscience, Inc. (c)                           3,200         86,144
   Merit Medical Systems, Inc. (a) (c)                     2,200         32,340
   Metabolix, Inc. (a) (c)                                 1,513         14,827
   Micrus Endovascular Corp. (a) (c)                       1,240         17,385
   Middlebrook Pharmaceutical, Inc. (a)                    2,857          9,657
   Molecular Insight Pharmaceuticals,
      Inc. (a) (c)                                         1,409          7,764
   Molina Healthcare, Inc. (a) (c)                         1,158         28,186
   Momenta Pharmaceuticals, Inc. (a) (c)                   1,956         24,059
   Myriad Genetics, Inc. (a) (c)                           3,557        161,915
   Nabi Biopharmaceuticals (a) (c)                         4,129         16,268
   Nanosphere, Inc. (a) (c)                                1,028          8,080
   National Healthcare Corp. (c)                             677         31,027
   National Research Corp. (a)                               137          3,626
   Natus Medical, Inc. (a) (c)                             2,197         46,005
   Nektar Therapeutics (a) (c)                             7,363         24,666
   Neogen Corp. (a)                                        1,148         26,278
   Neurocrine Biosciences, Inc. (a) (c)                    2,921         12,239
   Nighthawk Radiology Holdings, Inc. (a)                  1,999         14,153
   Novavax, Inc. (a)                                       4,156         10,348
   Noven Pharmaceuticals, Inc. (a) (c)                     1,978         21,145
   NPS Pharmaceuticals, Inc. (a)                           3,762         16,741

                                                          SHARES          VALUE
                                                    ---------------------------
Health Care - 12.8% (Continued)
   NuVasive, Inc. (a) (c)                                  2,834   $    126,566
   NxStage Medical, Inc. (a) (c)                           1,556          5,975
   Obagi Medical Products, Inc. (a) (c)                    1,414         12,090
   Odyssey HealthCare, Inc. (a) (c)                        2,610         25,421
   Omnicell, Inc. (a) (c)                                  2,589         34,123
   Omrix Biopharmaceuticals, Inc. (a) (c)                  1,139         17,928
   Onyx Pharmaceuticals, Inc. (a) (c)                      4,429        157,672
   Opko Health, Inc. (a)                                   3,824          5,812
   Optimer Pharmaceuticals, Inc. (a)                       1,927         15,628
   OraSure Technologies, Inc. (a) (c)                      3,551         13,281
   Orexigen Therapeutics, Inc. (a) (c)                     1,597         12,600
   Orthofix International N V (a) (c)                      1,362         39,430
   Orthovita, Inc. (a)                                     5,276         10,816
   OSI Pharmaceuticals, Inc. (a) (c)                       4,558        188,337
   Osiris Therapeutics, Inc. (a) (c)                       1,190         15,292
   Owens & Minor, Inc. (c)                                 3,277        149,726
   Pain Therapeutics, Inc. (a) (c)                         2,773         21,907
   Palomar Medical Technologies, Inc. (a) (c)              1,454         14,511
   Par Pharmaceutical Cos., Inc. (a) (c)                   2,752         44,665
   Parexel International Corp. (a) (c)                     4,511        118,684
   Pdl Biopharma, Inc. (a)                                 9,507        100,964
   PharmaNet Development Group, Inc. (a) (c)               1,540         24,286
   Pharmasset, Inc. (a)                                    1,247         23,543
   Pharmerica Corp. (a) (c)                                2,424         54,758
   Phase Forward, Inc. (a)                                 3,409         61,260
   Pozen, Inc. (a) (c)                                     2,076         22,587
   Progenics Pharmaceuticals, Inc. (a) (c)                 2,122         33,676
   Protalix Biotherapeutics, Inc. (a)                        859          2,328
   PSS World Medical, Inc. (a) (c)                         4,935         80,441
   Psychiatric Solutions, Inc. (a) (c)                     4,416        167,101
   Quality Systems, Inc. (c)                               1,395         40,846
   Questcor Pharmaceuticals, Inc (a)                       4,304         19,971
   Quidel Corp. (a) (c)                                    2,245         37,087
   Radnet, Inc. (a)                                        1,700         10,540
   Regeneron Pharmaceuticals, Inc. (a)                     4,901         70,770
   RehabCare Group, Inc. (a)                               1,438         23,051
   Repligen Corp. (a)                                      2,475         11,682
   Res-Care, Inc. (a) (c)                                  1,977         35,151
   Rexahn Pharmaceuticals, Inc. (a)                        2,327          7,539
   Rigel Pharmaceuticals, Inc. (a) (c)                     2,907         65,873
   RTI Biologics, Inc. (a) (c)                             4,282         37,468
   Salix Pharmaceuticals Ltd. (a) (c)                      3,805         26,749
   Sangamo Biosciences, Inc. (a)                           2,918         29,034
   Savient Pharmaceuticals, Inc. (a) (c)                   4,321        109,321
   Sciele Pharma, Inc. (c)                                 2,793         54,045
   Seattle Genetics Inc. (a) (c)                           4,826         40,828
   Sequenom, Inc. (a)                                      3,619         57,759
   Sirona Dental Systems, Inc. (a) (c)                     1,345         34,862
   Skilled Healthcare Group, Inc. -
      Class A (a) (c)                                      1,394         18,707
   Somanetics Corp. (a)                                    1,025         21,730
   SonoSite, Inc. (a) (c)                                  1,339         37,505
   Spectranetics Corp. (a) (c)                             2,522         24,867
   Stereotaxis, Inc. (a) (c)                               2,011         10,779
   STERIS Corp. (c)                                        4,665        134,165
   Sucampo Pharmaceuticals, Inc. (a) (c)                     729          7,822
   Sun Healthcare Group, Inc. (a)                          3,429         45,914
   Sunrise Senior Living, Inc. (a) (c)                     3,577         80,411
   SurModics, Inc. (a) (c)                                 1,228         55,064
   Symmetry Medical, Inc. (a) (c)                          2,826         45,838
   Synovis Life Technologies, Inc. (a)                       993         18,698

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            73
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Health Care - 12.8% (Continued)
   Synta Pharmaceuticals Corp. (a) (c)                     1,334   $      8,137
   Targacept, Inc. (a)                                     1,445         10,505
   Tercica, Inc. (a) (c)                                   1,357         11,982
   Theravance, Inc. (a)                                    4,123         48,940
   Third Wave Technologies, Inc. (a)                       3,513         39,205
   Thoratec Corp. (a) (c)                                  4,341         75,490
   Tomotherapy, Inc. (a) (c)                               3,263         29,139
   Trans1, Inc. (a) (c)                                      973         14,663
   Triple-S Management Corp. (a) (c)                       1,100         17,985
   United Therapeutics Corp. (a) (c)                       1,794        175,364
   U.S. Physical Therapy, Inc. (a)                           946         15,524
   Valeant Pharmaceuticals International (a) (c)           5,557         95,080
   Viropharma, Inc. (a) (c)                                5,574         61,648
   Virtual Radiologic Corporation (a) (c)                    557          7,380
   Vision-sciences Inc Del (a)                             1,341          5,029
   Vital Images, Inc. (a) (c)                              1,371         17,055
   Vital Signs, Inc.                                         641         36,396
   Vivus, Inc. (a) (c)                                     4,828         32,251
   Vnus Medical Technologies, Inc. (a)                     1,037         20,750
   Volcano Corporation (a) (c)                             3,761         45,884
   West Pharmaceutical Services, Inc. (c)                  2,576        111,489
   Wright Medical Group, Inc. (a) (c)                      2,962         84,150
   Xenoport, Inc. (a) (c)                                  2,003         78,177
   XOMA Ltd. (a) (c)                                      10,163         17,175
   Zoll Medical Corp. (a) (c)                              1,665         56,061
   Zymogenetics, Inc. (a) (c)                              2,991         25,184
                                                                   ------------
                                                                     10,821,105
                                                                   ------------
Materials & Processing - 9.2%
   AAON, Inc. (c)                                          1,069         20,589
   Abitibibowater, Inc. (a) (c)                            4,143         38,654
   Aceto Corp. (a)                                         1,948         14,883
   Acuity Brands, Inc. (c)                                 3,236        155,587
   AEP Industries, Inc. (a) (c)                              466          8,094
   Agfeed Industries, Inc. (a)                             1,582         23,683
   Albany International Corp. (c)                          2,365         68,585
   Alico, Inc. (c)                                           267          9,254
   Allied Nevada Gold Corp. (a)                            3,588         21,133
   AMCOL International Corp. (c)                           2,056         58,514
   American Vanguard Corp. (c)                             1,505         18,512
   Ameron International Corp. (c)                            731         87,705
   Ampco-Pittsburgh Corp. (c)                                660         29,357
   Amrep Corp. (c)                                           138          6,567
   Andersons, Inc. (c)                                     1,443         58,745
   Apex Silver Mines Ltd. (a) (c)                          4,538         22,282
   Apogee Enterprises, Inc. (c)                            2,305         37,249
   Arch Chemicals, Inc. (c)                                1,981         65,670
   Avatar Holdings, Inc. (a) (c)                             486         14,721
   Balchem Corp. (c)                                       1,444         33,400
   Barnes Group, Inc. (c)                                  3,811         87,996
   Beacon Roofing Supply, Inc. (a) (c)                     3,529         37,443
   Bluegreen Corp. (a) (c)                                 1,023          6,189
   Boise, Inc. (a) (c)                                     2,845         10,953
   Brady Corp. (c)                                         4,002        138,189
   Brookfield Homes Corp. (c)                                809          9,935
   Brush Engineered Materials, Inc. (a) (c)                1,625         39,682
   Buckeye Technologies, Inc. (a) (c)                      3,124         26,429
   Builders FirstSource, Inc. (a) (c)                      1,267          6,728
   Bway Holding Company (a)                                  596          5,132
   Cabot Microelectronics Corp. (a) (c)                    1,870         61,990

                                                          SHARES          VALUE
                                                    ---------------------------
Materials & Processing - 9.2% (Continued)
   Cadiz, Inc. (a) (c)                                       953   $     15,362
   Calavo Growers, Inc. (a)                                  827         10,131
   Calgon Carbon Corp. (a) (c)                             3,261         50,415
   Cambrex Corp. (c)                                       2,197         12,896
   Ceradyne, Inc. (a) (c)                                  2,099         71,996
   China Architectural Engineering, Inc. (a) (c)           1,486         14,518
   China BAK Battery, Inc. (a)                             2,409         11,346
   China Precision Steel, Inc. (a)                         1,368          6,006
   CIRCOR International, Inc. (c)                          1,341         65,696
   Clarcor, Inc. (c)                                       4,024        141,242
   Clean Harbors, Inc. (a) (c)                             1,575        111,919
   Coeur d'Alene Mines Corp. (a) (c)                      43,894        127,293
   Cogdell Spencer, Inc. (a)                                 841         13,666
   Comfort Systems USA, Inc. (c)                           3,152         42,363
   Compass Minerals International, Inc. (c)                2,582        208,006
   Consolidated-Tomoka Land Co. (c)                          432         18,170
   Deltic Timber Corp. (c)                                   838         44,841
   Drew Industries, Inc. (a) (c)                           1,570         25,042
   Dycom Industries, Inc. (a)                              3,143         45,636
   Dynamic Materials Corp. (c)                             1,005         33,115
   EMCOR Group, Inc. (a)                                   5,408        154,290
   Encore Wire Corp. (c)                                   1,453         30,789
   Energy Conversion Devices, Inc. (a) (c) (e)             3,227        237,636
   EnerSys (a)                                             2,190         74,964
   ENGlobal Corp. (a) (c)                                  2,157         30,716
   Ennis, Inc. (c)                                         2,050         32,083
   Esmark, Inc. (a) (c)                                    1,256         24,015
   Exide Technologies (a) (c)                              5,996        100,493
   Ferro Corp.                                             3,483         65,341
   Forestar Real Estate Group Inc. (a)                     2,839         54,083
   Furmanite Corporation (a)                               2,902         23,158
   FX Real Estate & Entertainment, Inc. (a) (c)              500            950
   General Moly, Inc. (a) (c)                              4,998         39,334
   General Steel Holdings, Inc. (a)                          858         13,471
   Gibraltar Industries, Inc. (c)                          2,143         34,224
   Glatfelter (c)                                          3,605         48,704
   Granite Construction, Inc. (c)                          2,639         83,208
   Graphic Packaging Holding Co. (a) (c)                  11,515         23,260
   Great Lakes Dredge & Dock Corp. (c)                     3,173         19,387
   Griffin Land & Nurseries, Inc. (a)                        267          8,197
   Griffon Corp. (a) (c)                                   2,092         18,326
   Grubb & Ellis Co. (c)                                   2,863         11,023
   Haynes International, Inc. (a) (c)                        949         54,615
   HB Fuller Co. (c)                                       4,213         94,540
   Hecla Mining Co. (a) (c)                               10,150         93,989
   Hercules, Inc.                                          8,977        151,981
   Hexcel Corp. (a) (c)                                    7,645        147,549
   Hill International Inc (a)                              1,866         30,677
   Hilltop Holdings, Inc. (a) (c)                          3,658         37,714
   Horsehead Holdiing Corp. (a) (c)                        2,783         33,841
   HQ Sustainable Maritime Industries, Inc. (a)              532          7,049
   Ico, Inc. (a)                                           2,207         13,286
   Innerworkings, Inc. (a) (c)                             2,519         30,127
   Innophos Holdings, Inc. (c)                               833         26,614
   Innospec, Inc. (c)                                      1,864         35,080
   Insituform Technologies, Inc. (a) (c)                   2,213         33,704
   Insteel Industries, Inc. (c)                            1,409         25,799
   Integrated Electrical Services, Inc. (a) (c)              617         10,612
   Interface, Inc. (c)                                     4,219         52,864
   Interline Brands, Inc. (a)                              2,581         41,115

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   74
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Materials & Processing - 9.2% (Continued)
   Kaiser Aluminum Corp. (c)                               1,257   $     67,287
   Kapstone Paper & Packaging Crp (a)                      1,429          9,531
   Kaydon Corp. (c)                                        2,206        113,410
   Koppers Holdings, Inc. (c)                              1,660         69,504
   Landec Corp. (a) (c)                                    1,849         11,963
   Layne Christensen Co. (a)                               1,528         66,911
   LB Foster Co. - Class A (a) (c)                           880         29,216
   Louisiana-Pacific Corp. (a)                             8,230         69,873
   LSB Industries, Inc. (a) (c)                            1,385         27,423
   LSI Industries, Inc. (c)                                1,507         12,237
   Lydall, Inc. (a)                                        1,322         16,591
   Medis Technologies Ltd. (a) (c)                         2,122          7,151
   Mercer International, Inc. (a) (c)                      2,460         18,401
   Meruelo Maddux Properties, Inc. (a) (c)                 3,525          7,684
   Michael Baker Corp. (a) (c)                               583         12,756
   Minerals Technologies, Inc.                             1,506         95,767
   Mobile Mini, Inc. (a) (c)                               2,764         55,280
   Mueller Industries, Inc.                                2,957         95,215
   Mueller Water Products, Inc. - Class A (c)              9,174         74,034
   Multi Color Corp. (c)                                     757         15,889
   Myers Industries, Inc.                                  2,159         17,596
   NCI Building Systems, Inc. (a) (c)                      1,573         57,776
   Neenah Paper, Inc. (c)                                  1,163         19,434
   NewMarket Corp.                                         1,074         71,131
   NL Industries                                             532          5,070
   NN, Inc. (a)                                            1,264         17,620
   Northwest Pipe Co. (a) (c)                                729         40,678
   Olin Corp. (c)                                          5,956        155,928
   Olympic Steel, Inc. (c)                                   720         54,662
   OM Group, Inc. (a) (c)                                  2,434         79,811
   Omega Flex, Inc. (a)                                      248          3,770
   Orion Marine Group, Inc. (a)                            1,719         24,289
   Penford Corp. (a)                                         895         13,318
   Perini Corp. (a)                                        2,165         71,553
   PolyOne Corp. (a)                                       7,432         51,801
   Polypore International, Inc. (a) (c)                    1,270         32,169
   Quaker Chemical Corp. (a)                                 819         21,835
   Quanex Building Products Corp. (a)                      2,956         43,926
   RBC Bearings, Inc. (a)                                  1,736         57,844
   Resource Capital Corporation (c)                        1,695         12,221
   Rock-Tenn Co. - Class A (c)                             3,038         91,110
   Rockwood Holdings, Inc. (a) (c)                         3,322        115,606
   Rogers Corp. (a) (c)                                    1,429         53,716
   Royal Gold, Inc. (c)                                    2,330         73,069
   RTI International Metals, Inc. (a) (c)                  1,832         65,256
   Schulman A, Inc. (c)                                    2,160         49,745
   Shengda Tech, Inc. (a) (c)                              2,402         23,852
   Silgan Holdings, Inc.                                   2,009        101,937
   Simpson Manufacturing Co., Inc. (c)                     2,966         70,413
   Solutia, Inc. (a)                                       4,842         62,074
   Spartech Corp. (c)                                      2,435         22,962
   The Standard Register Co. (c)                           1,196         11,278
   Stepan Co. (c)                                            506         23,084
   Sterling Construction Co. (a)                             919         18,251
   Stillwater Mining Co. (a) (c)                           3,229         38,199
   Stratus Properties, Inc. (a) (c)                          495          8,608
   Superior Essex, Inc. (a)                                1,581         70,560
   Sutor Tech Group Ltd. (a)                                 608          4,299
   Symyx Technologies, Inc. (a) (c)                        2,680         18,706
   Tejon Ranch Co. (a) (c)                                   887         31,985

                                                          SHARES          VALUE
                                                    ---------------------------
Materials & Processing - 9.2% (Continued)
   Texas Industries, Inc. (c)                              1,862   $    104,514
   Thomas Properties Group, Inc. (c)                       1,901         18,706
   Tredegar Corp.                                          1,919         28,209
   Trex Co, Inc. (a)                                       1,210         14,193
   Trimas Corp. (a) (c)                                    1,166          6,984
   Ultralife Batteries, Inc. (a)                           1,001         10,701
   Unifi, Inc. (a)                                         3,597          9,064
   United States Lime & Minerals (a)                         143          5,659
   Universal Forest Products, Inc. (c)                     1,324         39,667
   Universal Stainless & Alloy (a)                           534         19,779
   Uranium Resources, Inc. (a) (c)                         3,689         13,612
   U.S. Concrete, Inc. (a) (c)                             3,167         15,075
   Valence Technology, Inc. (a)                            4,040         17,897
   Verso Paper Corp. (a)                                   1,116          9,441
   VSE Corp. (a)                                             320          8,800
   Watsco, Inc. (c)                                        1,862         77,832
   Wausau Paper Corp. (c)                                  3,423         26,391
   WD-40 Co. (c)                                           1,309         38,288
   Westlake Chemical Corp. (a)                             1,528         22,706
   Worthington Industries (c)                              5,125        105,063
   WR Grace & Co. (a) (c)                                  5,746        134,974
   Xerium Technologies, Inc.                               1,653          6,546
   Zep, Inc.                                               1,666         24,790
   Zoltek Companies, Inc. (a) (c)                          2,193         53,180
                                                                   ------------
                                                                      7,837,653
                                                                   ------------
Other - 0.3%
   Brunswick Corp. (a)                                     6,979         73,977
   Compass Diversified Holdings                            1,899         21,706
   GenCorp, Inc. (a) (c)                                   4,542         32,521
   GenTek, Inc. (a) (c)                                      715         19,226
   Kaman Corp. (c)                                         2,020         45,975
   Lancaster Colony Corp. (c)                              1,607         48,660
   Raven Industries, Inc. (c)                              1,275         41,794
   United Capital Corp. (a)                                  143          2,746
                                                                   ------------
                                                                        286,605
                                                                   ------------
Technology - 13.6%
   3Com Corp. (a)                                         32,126         68,107
   3D Systems Corp. (a) (c)                                1,362         12,939
   3PAR, Inc. (a) (c)                                      2,170         17,013
   ACI Worldwide, Inc. (a) (c)                             2,739         48,179
   Acme Packet, Inc. (a) (c)                               2,165         16,800
   Actel Corp. (a) (c)                                     2,015         33,953
   Actuate Corp. (a) (c)                                   4,671         18,264
   Acxiom Corp. (a)                                        4,868         55,933
   Adaptec, Inc. (a) (c)                                   9,636         30,835
   ADTRAN, Inc. (c)                                        4,476        106,708
   Advanced Analogic Technologies, Inc. (a)                3,637         15,021
   Advanced Battery Technology, Inc. (a)                   3,310         19,099
   Agilysys, Inc. (c)                                      1,809         20,514
   American Reprographics Co. (a) (c)                      2,901         48,302
   American Science & Engineering, Inc. (c)                  724         37,308
   American Software, Inc. - Class A (a)                   1,795         10,124
   Amkor Technology, Inc. (a) (c)                          8,686         90,421
   Anadigics, Inc. (a) (c)                                 4,987         49,122
   Anaren, Inc. (a) (c)                                    1,154         12,198
   Anixter International, Inc. (a) (c)                     2,374        141,229
   Ansoft Corp. (a)                                        1,154         42,006
   Applied Micro Circuits Corp. (a) (c)                    5,163         44,195

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            75
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Technology - 13.6% (Continued)
   ArcSight, Inc. (a) (c)                                    564   $      4,963
   Ariba, Inc. (a) (c)                                     6,812        100,205
   Art Technology Group, Inc. (a)                         10,262         32,838
   Aruba Networks, Inc. (a) (c)                            4,167         21,793
   AsiaInfo Holdings, Inc. (a)                             2,760         32,623
   Atheros Communications, Inc. (a) (c)                    4,728        141,840
   AuthenTec, Inc. (a) (c)                                 1,996         20,798
   Avanex Corp. (a)                                       16,065         18,153
   Avid Technology, Inc. (a) (c)                           2,404         40,844
   Avocent Corp. (a) (c)                                   3,565         66,309
   BearingPoint, Inc. (a) (c)                             17,363         14,064
   Bel Fuse, Inc. (c)                                        945         23,351
   Benchmark Electronics, Inc. (a)                         5,376         87,844
   Bigband Networks, Inc. (a) (c)                          2,619         12,388
   Black Box Corp. (c)                                     1,396         37,957
   Blackbaud, Inc. (c)                                     3,564         76,270
   Blackboard, Inc. (a) (c)                                2,465         94,237
   Blue Coat Systems, Inc. (a) (c)                         2,639         37,236
   Bookham, Inc. (a)                                       8,027         13,566
   Bottomline Technologies, Inc. (a) (c)                   1,750         17,027
   CACI International, Inc. - Class A (a) (c)              2,400        109,848
   Callidus Software, Inc. (a)                             2,401         12,005
   Cavium Networks, Inc. (a) (c)                           2,413         50,673
   Cbeyond, Inc. (a) (c)                                   1,909         30,582
   Ceva, Inc. (a)                                          1,605         12,792
   Checkpoint Systems, Inc. (a)                            3,161         66,002
   China Fire & Sec Group, Inc. (a)                        1,116          8,984
   China Information Sec Tech, Inc (a)                     1,826         10,335
   China Sec & Surve Tech, Inc. (a)                        2,142         28,874
   Chordiant Software, Inc. (a) (c)                        2,524         12,620
   Ciber, Inc. (a) (c)                                     4,183         25,976
   Cirrus Logic, Inc. (a) (c)                              5,171         28,751
   CMGI, Inc. (a)                                          3,905         41,393
   Cogent Communications Group, Inc. (a) (c)               3,842         51,483
   Cogent Inc. (a) (c)                                     3,356         38,158
   Cogo Group, Inc. (a) (c)                                2,053         18,703
   Coherent, Inc. (a)                                      1,882         56,253
   Coleman Cable, Inc. (a) (c)                               552          5,697
   Commvault Systems, Inc. (a) (c)                         3,407         56,692
   Compellent Technologies, Inc. (a) (c)                   1,125         12,757
   Comscore, Inc. (a) (c)                                  1,433         31,268
   COMSYS IT Partners, Inc. (a) (c)                        1,102         10,050
   Comtech Telecommunications (a) (c)                      1,930         94,570
   Comverge, Inc. (a) (c)                                  1,739         24,311
   Concur Technologies, Inc. (a) (c)                       3,434        114,112
   Conexant Systems, Inc. (a)                              3,773         16,977
   Constant Contact, Inc. (a) (c)                          1,620         30,537
   CPI International, Inc. (a) (c)                           758          9,323
   Cray, Inc. (a) (c)                                      2,516         11,674
   CSG Systems International (a) (c)                       2,843         31,330
   Cubic Corp. (c)                                         1,242         27,672
   Daktronics, Inc. (c)                                    2,613         52,704
   Data Domain, Inc. (a) (c)                               2,633         61,428
   DealerTrack Holdings Inc. (a) (c)                       3,397         47,932
   Deltek, Inc. (a) (c)                                    1,003          7,603
   DemandTec, Inc. (a)                                     1,564         11,746
   Digi International, Inc. (a) (c)                        2,054         16,124
   Digimarc Corp. (a)                                      1,612         22,826
   Digital River, Inc. (a) (c)                             2,958        114,120
   Diodes, Inc. (a) (c)                                    2,306         63,738

                                                          SHARES          VALUE
                                                    ---------------------------
Technology - 13.6% (Continued)
   DivX, Inc. (a) (c)                                      2,147   $     15,759
   Double-Take Software, Inc. (a) (c)                      1,377         18,920
   DSP Group, Inc. (a) (c)                                 1,937         13,559
   Eagle Test Systems, Inc. (a) (c)                        1,104         12,365
   Ebix, Inc. (a)                                            162         12,591
   Echelon Corp. (a) (c)                                   2,363         25,757
   Electronics for Imaging (a)                             4,237         61,860
   EMS Technologies, Inc. (a)                              1,243         27,147
   Emulex Corp. (a) (c)                                    6,725         78,346
   Ener1, Inc. (a)                                         2,863         21,243
   Entropic Communications, Inc. (a) (c)                     700          3,325
   Entrust, Inc. (a)                                       4,882         14,353
   Epicor Software Corp. (a) (c)                           4,727         32,664
   EPIQ Systems, Inc. (a) (c)                              2,817         40,001
   Exar Corp. (a)                                          2,976         22,439
   Excel Technology, Inc. (a)                                848         18,927
   Extreme Networks, Inc. (a) (c)                          9,110         25,872
   FalconStor Software, Inc. (a) (c)                       3,042         21,537
   Finisar Corp. (a) (c)                                  24,609         29,285
   Formfactor, Inc. (a) (c)                                3,891         71,711
   Foundry Networks, Inc. (a) (c)                         11,623        137,384
   Gartner, Inc. (a) (c)                                   4,717         97,736
   Geoeye, Inc. (a) (c)                                    1,434         25,396
   Gerber Scientific, Inc. (a) (c)                         1,886         21,463
   Globecomm Systems, Inc. (a)                             1,607         13,274
   Guidance Software, Inc. (a) (c)                           743          7,096
   Hackett Group, Inc. (a)                                 3,281         18,833
   Harmonic, Inc. (a) (c)                                  7,500         71,325
   Harris Stratex Networks, Inc. (a) (c)                   1,952         18,524
   Herley Industries, Inc. (a)                             1,076         14,289
   Hittite Microwave Corp. (a) (c)                         1,557         55,460
   Hughes Communications, Inc. (a) (c)                       572         28,079
   Hutchinson Technology, Inc. (a) (c)                     1,879         25,254
   i2 Technologies, Inc. (a) (c)                           1,248         15,513
   ICx Technologies, Inc. (a) (c)                          1,092          7,972
   iGate Corp. (a) (c)                                     1,744         14,179
   II-VI, Inc. (a) (c)                                     1,946         67,954
   Imation Corp. (c)                                       2,380         54,550
   Immersion Corp. (a) (c)                                 2,323         15,820
   Infinera Corporation (a) (c)                            7,394         65,215
   Informatica Corp. (a)                                   7,053        106,077
   Integral Systems, Inc. (c)                                675         26,122
   Interactive Intelligence, Inc. (a) (c)                  1,107         12,885
   Interdigital, Inc. (a) (c)                              3,611         87,820
   Intermec, Inc. (a) (c)                                  4,905        103,397
   Internet Brands, Inc. (a)                               1,767         11,715
   Internet Capital Group, Inc. (a) (c)                    3,084         23,839
   InterVoice, Inc. (a) (c)                                2,987         17,026
   Interwoven, Inc. (a)                                    3,629         43,584
   ION Geophysical Corp. (a) (c)                           6,739        117,596
   IPG Photonics Corp. (a) (c)                             1,532         28,817
   iRobot Corp. (a) (c)                                    1,426         19,593
   Isilon Systems, Inc. (a) (c)                            1,962          8,711
   Ixia (a)                                                3,370         23,421
   IXYS Corp. (a) (c)                                      1,911         22,817
   j2 Global Communications, Inc. (a) (c)                  3,539         81,397
   JDA Software Group, Inc. (a) (c)                        2,049         37,087
   Kemet Corp. (a) (c)                                     6,457         20,921
   Kenexa Corp. (a) (c)                                    1,796         33,837
   Keynote Systems, Inc. (a) (c)                           1,035         13,331

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Technology - 13.6% (Continued)
   Kopin Corp. (a)                                         5,497   $     15,776
   LaBarge, Inc. (a)                                         972         12,636
   Lattice Semiconductor Corp. (a) (c)                     9,176         28,721
   Lawson Software, Inc. (a) (c)                          10,050         73,063
   Limelight Networks, Inc. (a) (c)                        2,297          8,775
   Loral Space & Communications, Inc. (a) (c)                930         16,387
   Macrovision Solutions Corp. (a) (c)                     6,570         98,287
   Magma Design Automation, Inc. (a) (c)                   3,340         20,274
   Manhattan Associates, Inc. (a) (c)                      1,932         45,846
   Mantech International Corp. - Class A (a) (c)           1,636         78,724
   Maxwell Technologies, Inc. (a)                          1,454         15,441
   Mentor Graphics Corp. (a) (c)                           7,232        114,266
   Mercadolibre, Inc. (a) (c)                              2,030         70,015
   Mercury Computer Systems, Inc. (a) (c)                  1,813         13,652
   Methode Electronics, Inc.                               3,028         31,643
   Micrel, Inc. (c)                                        3,957         36,207
   MICROS Systems, Inc. (a) (c)                            6,490        197,880
   Microsemi Corp. (a) (c)                                 6,266        157,778
   MicroStrategy, Inc. (a) (c)                               721         46,685
   Microtune, Inc. (a) (c)                                 4,122         14,262
   Microvision, Inc. (a)                                   4,522         12,435
   MIPS Technologies, Inc. (a) (c)                         3,345         12,544
   Monolithic Power Systems, Inc. (a) (c)                  2,080         44,970
   Monotype Imaging Holdings, Inc. (a) (c)                 1,201         14,628
   MRV Communications, Inc. (a) (c)                       12,231         14,555
   MSC.Software Corp. (a) (c)                              3,581         39,319
   Multi-Fineline Electronix, Inc. (a) (c)                   692         19,148
   NCI, Inc. (a)                                             519         11,875
   Ness Technologies, Inc. (a)                             3,125         31,625
   Netezza Corp (a) (c)                                    3,143         36,082
   Netgear, Inc. (a) (c)                                   2,817         39,044
   Netlogic Microsystems, Inc. (a) (c)                     1,363         45,252
   Netscout Systems, Inc. (a)                              2,347         25,066
   Netsuite, Inc. (a) (c)                                    586         11,995
   Newport Corp. (a) (c)                                   2,855         32,518
   Nextwave Wireless, Inc. (a) (c)                         3,861         15,598
   Novatel Wireless, Inc. (a) (c)                          2,483         27,636
   NVE Corp. (a)                                             370         11,714
   Omniture, Inc. (a) (c)                                  4,971         92,311
   Omnivision Technologies, Inc. (a) (c)                   4,068         49,182
   OpenTV Corp. (a) (c)                                    7,261          9,512
   Oplink Communications, Inc. (a) (c)                     1,714         16,454
   Opnet Technologies, Inc. (a)                            1,050          9,450
   Optium Corp. (a) (c)                                    1,092          7,950
   OSI Systems, Inc. (a) (c)                               1,254         26,861
   Palm, Inc. (c)                                          8,542         46,041
   Parametric Technology Corp. (a) (c)                     9,175        152,947
   Park Electrochemical Corp. (c)                          1,622         39,431
   PC-Tel, Inc. (a)                                        1,663         15,948
   Pegasystems, Inc. (c)                                   1,149         15,466
   Pericom Semiconductor Corp. (a) (c)                     1,758         26,089
   Perot Systems Corp. (a)                                 6,891        103,434
   Phoenix Technology Ltd. (a)                             2,193         24,123
   Plexus Corp. (a)                                        3,379         93,531
   PLX Technology, Inc. (a) (c)                            2,208         16,847
   PMC - Sierra, Inc. (a) (c)                             17,426        133,309
   Power Integrations, Inc. (a)                            2,423         76,591
   Progress Software Corp. (a)                             3,309         84,611
   Pros Holdings, Inc. (a) (c)                             1,025         11,511
   QAD, Inc.                                               1,023          6,926

                                                          SHARES          VALUE
                                                    ---------------------------
Technology - 13.6% (Continued)
   Quantum Corp. (a) (c)                                  16,375   $     22,106
   Quest Software, Inc. (a)                                5,765         85,380
   Rackable Systems, Inc. (a)                              2,362         31,651
   Radiant Systems, Inc. (a) (c)                           2,204         23,649
   Radisys Corp. (a) (c)                                   1,788         16,199
   RealNetworks, Inc. (a) (c)                              7,208         47,573
   RF Micro Devices, Inc. (a) (c)                         20,961         60,787
   RightNow Technologies, Inc. (a) (c)                     2,216         30,293
   Rimage Corp. (a) (c)                                      769          9,528
   Riverbed Technology, Inc. (a)                           4,468         61,301
   Rubicon Technology, Inc. (a) (c)                        1,056         21,458
   Safeguard Scientifics, Inc. (a) (c)                     9,301         11,533
   Sanmina-SCI Corporation (a)                            42,299         54,143
   Sapient Corp. (a) (c)                                   6,996         44,914
   SAVVIS, Inc. (a) (c)                                    2,994         38,653
   Scansource, Inc. (a) (c)                                2,094         56,035
   Seachange International, Inc. (a) (c)                   2,460         17,614
   Secure Computing Corp. (a) (c)                          4,218         17,462
   Semtech Corp. (a) (c)                                   4,919         69,210
   Shoretel, Inc. (a) (c)                                  3,451         15,253
   SI International, Inc. (a) (c)                          1,058         22,154
   Sigma Designs, Inc. (a) (c)                             2,115         29,377
   Silicon Image, Inc. (a) (c)                             5,780         41,905
   Silicon Storage Technology, Inc. (a) (c)                6,985         19,348
   Sirf Technology Holdings, Inc. (a) (c)                  4,621         19,963
   Skyworks Solutions, Inc. (a) (c)                       12,988        128,192
   Smart Modular Technologies, Inc. (a) (c)                3,531         13,524
   Smith Micro Software, Inc. (a) (c)                      2,282         13,007
   Solera Holdings, Inc. (a)                               4,111        113,710
   SonicWALL, Inc. (a) (c)                                 4,576         29,515
   Sonus Networks, Inc. (a) (c)                           16,247         55,565
   Sourcefire, Inc. (a) (c)                                1,595         12,329
   Spansion, Inc. (a) (c)                                 10,163         22,867
   SPSS, Inc. (a) (c)                                      1,423         51,754
   SRA International, Inc. - Class A (a) (c)               3,389         76,117
   Standard Microsystems Corp. (a)                         1,791         48,626
   Stanley, Inc. (a) (c)                                     704         23,598
   Starent Networks Corp. (a) (c)                          2,370         29,815
   STEC, Inc. (a) (c)                                      2,486         25,531
   Stratasys, Inc. (a) (c)                                 1,645         30,367
   SuccessFactors, Inc. (a) (c)                            1,822         19,951
   Super Micro Computer, Inc. (a) (c)                      1,763         13,011
   Supertex, Inc. (a) (c)                                    843         19,676
   SupportSoft, Inc. (a)                                   3,687         11,983
   Switch & Data Facilities Co., Inc. (a) (c)              1,635         27,779
   Sybase, Inc. (a)                                        6,317        185,846
   Sycamore Networks, Inc. (a) (c)                        15,235         49,057
   SYKES Enterprises, Inc. (a)                             2,629         49,583
   Synaptics, Inc. (a) (c)                                 1,806         68,140
   Synchronoss Technologies, Inc. (a) (c)                  1,749         15,793
   Syniverse Holdings, Inc. (a)                            4,089         66,242
   SYNNEX Corp. (a) (c)                                    1,387         34,800
   Syntel, Inc. (c)                                        1,028         34,664
   Taleo Corp. (a) (c)                                     1,796         35,184
   Techtarget, Inc. (a) (c)                                1,109         11,711
   Techwell, Inc. (a) (c)                                  1,223         15,067
   Tekelec (a) (c)                                         5,197         76,448
   Telecommunication Systems, Inc. (a)                     2,682         12,418
   Terremark Worldwide, Inc. (a) (c)                       4,212         22,998
   Terrestar Corp. (a)                                     4,633         18,439

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
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                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Technology - 13.6% (Continued)
   Tessera Technologies, Inc. (a) (c)                      3,854   $     63,090
   TIBCO Software, Inc. (a)                               14,856        113,648
   Transmeta Corp Del (a)                                    969         13,382
   Trident Microsystems, Inc. (a) (c)                      4,861         17,743
   Triquint Semiconductor, Inc. (a)                       11,422         69,217
   Trizetto Group (a)                                      3,480         74,402
   TTM Technologies, Inc. (a) (c)                          3,401         44,927
   Tyler Technologies, Inc. (a)                            3,029         41,104
   Ultimate Software Group, Inc. (a) (c)                   1,961         69,870
   Unica Corp. (a) (c)                                     1,113          8,948
   Universal Display Corp. (a) (c)                         2,305         28,398
   UTStarcom, Inc. (a) (c)                                 8,802         48,147
   Varian, Inc. (a) (c)                                    2,353        120,144
   Vasco Data Security International,
      Inc. (a) (c)                                         2,141         22,545
   Verifone Holdings, Inc. (a)                             5,444         65,056
   Viasat, Inc. (a) (c)                                    2,019         40,804
   Vignette Corp. (a)                                      1,970         23,640
   Virtusa Corp. (a)                                         703          7,121
   Vocus, Inc. (a) (c)                                     1,280         41,178
   Volterra Semiconductor Corp. (a)                        2,020         34,865
   Vonage Holdings Corp. (a) (c)                           4,093          6,794
   Websense, Inc. (a)                                      3,597         60,573
   Website Pros, Inc. (a)                                  2,202         18,343
   Wind River Systems, Inc. (a)                            5,755         62,672
   Zoran Corp. (a) (c)                                     4,128         48,298
                                                                   ------------
                                                                     11,570,721
                                                                   ------------
Utilities - 4.7%
   Alaska Communications Systems Group, Inc. (c)           3,451         41,205
   Allete, Inc. (c)                                        2,087         87,654
   American States Water Co. (c)                           1,375         48,042
   Aquila, Inc. (a)                                       29,960        112,949
   Atlantic Tele-Network, Inc. (c)                           726         19,972
   Avista Corp. (c)                                        4,228         90,733
   Black Hills Corp. (c)                                   3,061         98,136
   California Water Service Group (c)                      1,564         51,252
   Centennial Communications Corp. (a) (c)                 5,367         37,515
   Central Vermont Public Service Corp. (c)                  824         15,961
   CH Energy Group, Inc. (c)                               1,257         44,711
   Chesapeake Utils Corp. (a)                                543         13,966
   Cincinnati Bell, Inc. (a) (c)                          19,359         77,049
   Cleco Corp. (c)                                         4,797        111,914
   Connecticut Water Service, Inc. (a)                       671         15,030
   Consolidated Communications Holdings, Inc. (c)          1,846         27,487
   Consolidated Water Co, Inc. (c)                         1,157         22,909
   El Paso Electric Co. (a) (c)                            3,533         69,953
   The Empire District Electric Co. (c)                    2,690         49,873
   EnergySouth, Inc. (c)                                     582         28,553
   Fairpoint Communications, Inc. (c)                      7,094         51,148
   FiberTower Corp. (a) (c)                                9,586         13,420
   General Communication (a) (c)                           3,603         24,753
   Global Crossing Ltd. (a) (c)                            2,084         37,387
   Globalstar, Inc. (a) (c)                                3,342          9,458
   Hungarian Telephone & Cable Corp. (a) (c)                 384          7,004
   Ibasis, Inc. (c)                                        2,561          8,400
   ICO Global Communications Holdings
      Ltd. (a) (c)                                         7,989         26,044
   Idacorp, Inc. (c)                                       3,605        104,148
   IDT Corp. (c)                                           4,308          7,324
   Iowa Telecommunications Services, Inc. (c)              2,550         44,906
   iPCS, Inc. (a) (c)                                      1,367         40,504

                                                          SHARES          VALUE
                                                    ---------------------------
Utilities - 4.7% (Continued)
   ITC Holdings Corp. (c)                                  3,938   $    201,271
   The Laclede Group, Inc. (c)                             1,739         70,203
   Mediacom Communications Corp. (a) (c)                   3,136         16,746
   MGE Energy, Inc. (c)                                    1,760         57,411
   Middlesex Water Co. (a)                                 1,058         17,552
   Neutral Tandem, Inc. (a) (c)                            1,327         23,223
   New Jersey Resources Corp. (c)                          3,341        109,084
   Nicor, Inc. (c)                                         3,597        153,196
   Northwest Natural Gas Co. (c)                           2,105         97,377
   Northwestern Corp. (c)                                  3,106         78,955
   Ntelos Holdings Corp.                                   2,382         60,431
   Orbcomm, Inc. (a) (c)                                   2,519         14,358
   Otter Tail Corp. (c)                                    2,395         92,998
   PAETEC Holding Corp. (a) (c)                            9,846         62,522
   Piedmont Natural Gas Co. (c)                            5,850        153,036
   Pike Electric Corp. (a) (c)                             1,368         22,722
   PNM Resources, Inc. (c)                                 6,130         73,315
   Portland General Electric Co. (c)                       4,983        112,217
   Premiere Global Services, Inc. (a)                      4,929         71,865
   RCN Corp. (a) (c)                                       3,000         32,340
   Rural Cellular Corp. (a) (c)                            1,074         47,804
   Shenandoah Telecom Co. (c)                              1,875         24,413
   SJW Corp. (c)                                           1,057         27,905
   South Jersey Industries, Inc. (c)                       2,369         88,506
   Southwest Gas Corp. (c)                                 3,449        102,539
   Southwest Water Co. (c)                                 1,950         19,539
   TW Telecom, Inc. (a) (c)                               11,721        187,888
   UIL Holdings Corp. (c)                                  2,010         59,114
   Unisource Energy Corp. (c)                              2,715         84,192
   USA Mobility, Inc. (c)                                  1,858         14,028
   Virgin Mobile USA, Inc. (a)                             2,125          5,844
   Westar Energy, Inc.                                     8,354        179,695
   WGL Holdings, Inc.                                      3,942        136,945
                                                                   ------------
                                                                      3,938,594
                                                                   ------------
      TOTAL COMMON STOCKS
         (Cost $87,780,561)                                          83,683,388
                                                                   ------------
INVESTMENT COMPANIES - 1.0%
   iShares Russell 2000 Index Fund                        12,700        876,681
                                                                   ------------
   TOTAL INVESTMENT COMPANIES
      (Cost $1,003,017)                                                 876,681
                                                                   ------------

SHORT TERM INVESTMENTS (e) - 0.4%
Money Market Funds - 0.3%
   Northern U.S. Government Select Money
      Market Fund                                        202,790   $    202,790
                                                                   ------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
U.S. Treasury Bills - 0.1%
      1.611%, 07/31/2008                            $    100,000   $     99,874
   TOTAL SHORT TERM INVESTMENTS
      (Cost $302,664)                                                   302,664
                                                                   ------------
Total Investments (Cost $89,086,242) (b) - 100.1%                    84,862,733
Northern Institutional Diversified Assets
   Portfolio (d) - 52.2%                                             44,332,579
Liabilities in Excess of Other Assets - (52.3)%                     (44,379,947)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 84,815,365
                                                                   ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b) For federal income tax purposes, cost is $89,247,358 and gross unrealized appreciation and depreciation of securities as of June 30, 2008 was $17,996,897 and $(22,381,522) respectively, with a net appreciation / (depreciation) of $(4,384,625).

(c)   All or a portion of the security is out on loan.

(d) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $40,294,539, $44,332,579, and $496, respectively.

(e) Securities and other assets with an aggregate value of $553,360 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2008:

                                                  Unrealized
                                                 Appreciation/
Type                                Contracts   (Depreciation)
---------------------------------------------------------------
Russell 2000 Index Mini (09/08)         8          ($18,328)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

            FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                               Investments in   Other Financial
Description                                      Securities      Instruments *
--------------------------------------------------------------------------------
Level 1 - Quoted prices                        $  129,195,312          $(18,328)
Level 2 - Other significant observable inputs              --                --
Level 3 - Significant unobservable inputs                  --                --
                                               ---------------------------------
Total                                          $  129,195,312          $(18,328)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation / (depreciation) on the instrument.

--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
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                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                      RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS
   Investments in securities, at value                           $   84,862,733
   Collateral for securities loaned, at fair value                   44,332,579
   Receivables:
     Shares sold                                                         64,268
     Securities sold                                                 14,010,108
     Interest and dividends                                              88,909
   Prepaid expenses and other                                             2,707
                                                                 --------------
                                                                    143,361,304
                                                                 --------------

LIABILITIES
   Payables:
     Payable upon return of securities loaned                        44,332,579
     Investment securities purchased                                 13,968,661
     Shares redeemed                                                    111,917
     Bank overdraft                                                      45,360
     Variation margin                                                     5,752
     Advisory fees                                                       25,858
     Professional fees                                                   16,896
     Custodian fees                                                      10,768
     Fund accounting fees                                                 8,938
     Administration fees                                                  7,388
     Royalty fees                                                         2,472
     12b-1 fees                                                             437
     Directors' fees                                                        317
     Other accrued expenses                                               8,596
                                                                 --------------
                                                                     58,545,939
                                                                 --------------

NET ASSETS*
   Paid-in capital                                                   85,531,577
   Accumulated undistributed net investment
     income / (loss)                                                    281,036
   Accumulated net realized gain / (loss)
     on investments and futures contracts                             3,244,589
   Net unrealized appreciation / (depreciation)
     on investments and futures contracts                            (4,241,837)
                                                                 --------------
                                                                 $   84,815,365
                                                                 ==============

Investments at cost                                              $   89,086,242
Shares authorized - Class I ($.10 par value)                         20,000,000
Shares authorized - Class F ($.10 par value)                         20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                   Shares                NAV
Share Class             Net Assets              Outstanding           Per Share
Class I                $ 83,849,438              1,478,281             $ 56.72
Class F                $    965,927                 17,071             $ 56.58

--------------------------------------------------------------------------------
* FEDERAL TAX DATA AS OF DECEMBER 31, 2007

   Undistributed ordinary income                                 $    1,255,954
   Undistributed long-term gains                                 $    4,163,242
   Unrealized appreciation                                       $    8,351,016
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
   Interest                                                      $        5,003
   Dividends                                                            592,252
   Other income                                                          87,024
                                                                 --------------
                                                                        684,279
                                                                 --------------

EXPENSES
   Advisory fees                                                        153,770
   Administration fees                                                   43,934
   Fund accounting fees                                                  26,040
   Professional fees                                                     17,758
   Custodian fees                                                        15,167
   Transfer agent fees                                                   11,620
   Directors' fees                                                        5,855
   Royalty fee                                                            4,912
   Shareholder reporting fees                                             4,400
   12b-1 fees - Class F                                                     779
   Other expenses                                                         4,262
                                                                 --------------
                                                                        288,497
                                                                 --------------
NET INVESTMENT INCOME / (LOSS)                                          395,782
                                                                 --------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments                          3,885,594
   Net realized gain / (loss) on futures contracts                     (398,904)
                                                                 --------------
                                                                      3,486,690
                                                                 --------------

   Net change in unrealized appreciation /
     (depreciation) on investments and
       futures contracts                                            (12,753,969)
                                                                 --------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                            (9,267,279)
                                                                 --------------

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS          $   (8,871,497)
                                                                 ==============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

                               Percent of Current
                                 Net Asset Value
--------------------------------------------------------------------------------
                                                     Class I             Class F
   Advisory              Administration              Expense             Expense
     Fee                      Fee                     Limit               Limit
--------------------------------------------------------------------------------
     0.35%                   0.10%                    0.75%               0.95%
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                      FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        For the Six
                                                                        Months Ended        Year
                                                                          June 30,         Ended
                                                                        (Unaudited)     December 31,
                                                                       -----------------------------
                                                                           2008            2007
                                                                       -----------------------------
OPERATIONS
   Net investment income / (loss)                                      $     395,782   $   1,024,277
   Net realized gain / (loss) on investments and futures contracts         3,486,690       4,430,676
   Net change in unrealized appreciation / (depreciation)
     on investments and futures contracts                                (12,753,969)     (7,603,496)
                                                                       -------------   -------------
                                                                          (8,871,497)     (2,148,543)
                                                                       -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS*
Class I
   Net investment income                                                    (993,324)       (602,763)
   Net realized gain on investments                                       (4,492,286)     (7,077,549)
Class F
   Net investment income                                                      (6,935)         (2,328)
   Net realized gain on investments                                          (37,159)        (33,991)
                                                                       -------------   -------------
                                                                          (5,529,704)     (7,716,631)
FUND SHARE TRANSACTIONS
Class I
   Proceeds from shares sold                                              11,723,872      14,888,385
   Reinvestment of distributions                                           5,485,610       7,680,312
   Payments for shares redeemed                                          (10,760,054)    (16,784,215)
                                                                       -------------   -------------
                                                                           6,449,428       5,784,482
                                                                       -------------   -------------

Class F
   Proceeds from shares sold                                                 447,852         516,472
   Reinvestment of distributions                                              44,094          36,319
   Payments for shares redeemed                                              (99,403)        (63,698)
                                                                       -------------   -------------
                                                                             392,543         489,093
                                                                       -------------   -------------

NET INCREASE / (DECREASE) IN NET ASSETS                                   (7,559,230)     (3,591,599)
NET ASSETS
   Beginning of period                                                    92,374,595      95,966,194
                                                                       -------------   -------------
   End of period                                                       $  84,815,365   $  92,374,595
                                                                       =============   =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                        $     281,036   $     885,513
                                                                       =============   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
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                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                      RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                        For the Six
                                                                        Months Ended       Year
                                                                          June 30,         Ended
                                                                        (Unaudited)     December 31,
                                                                       -----------------------------
                                                                            2008            2007
                                                                       -----------------------------
FUND SHARE TRANSACTIONS Class I
   Sold                                                                      191,976         210,290
   Reinvestment of distributions                                              97,835         107,162
   Redeemed                                                                 (179,922)       (238,974)
                                                                       -------------   -------------
     Net increase / (decrease) from fund share transactions                  109,889          78,478
                                                                       =============   =============

FUND SHARE TRANSACTIONS Class F
   Sold                                                                        7,467           7,193
   Reinvestment of distributions                                                 788             508
   Redeemed                                                                   (1,646)           (910)
                                                                       -------------   -------------
     Net increase / (decrease) from fund share transactions                    6,609           6,791
                                                                       =============   =============

TOTAL COST OF PURCHASES OF:
   Common Stocks                                                       $  24,121,494   $  18,052,861
                                                                       -------------   -------------
                                                                       $  24,121,494   $  18,052,861
                                                                       =============   =============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                                       $  19,019,674   $  19,270,153
                                                                       -------------   -------------
                                                                       $  19,019,674   $  19,270,153
                                                                       =============   =============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                     $   1,369,005   $   1,533,172
   Long-term capital gains                                                 4,160,699       6,183,459
                                                                       -------------   -------------
                                                                       $   5,529,704   $   7,716,631
                                                                       =============   =============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                              EAFE INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

        Summit EAFE Int'l   Summit EAFE Int'l   MSCI EAFE International Index -
        Portfolio Class I   Portfolio Class F         net of foreign taxes

Nov-02        $10,000            $10,000                     $10,000
              $10,400            $10,399                     $10,387
Dec-02        $ 9,918            $ 9,915                     $10,037
              $ 9,478            $ 9,474                     $ 9,618
              $ 9,261            $ 9,255                     $ 9,398
Mar-03        $ 9,034            $ 9,027                     $ 9,213
              $ 9,880            $ 9,871                     $10,116
              $10,471            $10,460                     $10,729
Jun-03        $10,655            $10,642                     $10,988
              $10,806            $10,791                     $11,254
              $10,988            $10,971                     $11,526
Sep-03        $11,287            $11,267                     $11,881
              $11,962            $11,938                     $12,622
              $12,232            $12,206                     $12,902
Dec-03        $13,174            $13,144                     $13,910
              $13,321            $13,289                     $14,107
              $13,597            $13,562                     $14,433
Mar-04        $13,629            $13,591                     $14,514
              $13,330            $13,291                     $14,186
              $13,359            $13,318                     $14,233
Jun-04        $13,643            $13,599                     $14,545
              $13,196            $13,151                     $14,073
              $13,223            $13,175                     $14,135
Sep-04        $13,549            $13,498                     $14,505
              $14,009            $13,954                     $14,999
              $14,940            $14,879                     $16,024
Dec-04        $15,544            $15,478                     $16,727
              $15,243            $15,176                     $16,420
              $15,858            $15,786                     $17,129
Mar-05        $15,455            $15,382                     $16,699
              $15,103            $15,029                     $16,307
              $15,071            $14,994                     $16,314
Jun-05        $15,303            $15,223                     $16,531
              $15,728            $15,643                     $17,038
              $16,202            $16,112                     $17,468
Sep-05        $16,800            $16,703                     $18,246
              $16,349            $16,253                     $17,713
              $16,723            $16,621                     $18,147
Dec-05        $17,498            $17,388                     $18,991
              $18,526            $18,408                     $20,157
              $18,483            $18,362                     $20,112
Mar-06        $19,093            $18,965                     $20,775
              $20,028            $19,891                     $21,767
              $19,180            $19,045                     $20,922
Jun-06        $19,276            $19,137                     $20,921
              $19,454            $19,310                     $21,128
              $19,970            $19,820                     $21,709
Sep-06        $19,984            $19,830                     $21,742
              $20,723            $20,560                     $22,588
              $21,302            $21,131                     $23,263
Dec-06        $21,970            $21,790                     $23,993
              $22,137            $21,952                     $24,156
              $22,267            $22,078                     $24,351
Mar-07        $22,889            $22,690                     $24,971
              $23,766            $23,556                     $26,080
              $24,191            $23,973                     $26,538
Jun-07        $24,232            $24,010                     $26,570
              $23,819            $23,597                     $26,179
              $23,445            $23,222                     $25,770
Sep-07        $24,699            $24,460                     $27,149
              $25,632            $25,380                     $28,215
              $24,713            $24,466                     $27,287
Dec-07        $24,189            $23,947                     $26,673
              $22,187            $21,958                     $24,209
              $22,258            $22,024                     $24,556
Mar-08        $21,969            $21,735                     $24,298
              $23,239            $22,986                     $25,617
              $23,446            $23,179                     $25,866
Jun-08        $21,459            $21,214                     $23,750

Summit EAFE International Index Portfolio Class I - Average Annual Total Return

                  1-Year         5-Year         Since Inception
                 -------         ------         ---------------
                 -11.44%         15.03%             14.52%

Summit EAFE International Index Portfolio Class F - Average Annual Total Return

                  1-Year         5-Year         Since Inception
                 -------         ------         ---------------
                 -11.65%         14.79%             14.29%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to December 17, 2007, Class F share performance is based on Class I performance. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

                               ------------------
                                 Portfolio Data
                               ------------------

Managers:                                              Subadvised by World Asset
                                                       Management, LLC
                                                       A division of Munder
                                                       Capital Management
Inception Date:                                        November 12, 2000
Total Net Assets:                                      $111.29 Million
Number of Equity Holdings:                             901
Median Cap Size:                                       $2,201 (in millions)
Average Price-to-book Ratio:                           1.75 x

                           --------------------------
                             Top 10 Equity Holdings
                           --------------------------

                                                               (% of net assets)
                                                               -----------------
BP Plc                                                               1.38%
Total SA                                                             1.29%
HSBC Holdings Plc                                                    1.13%
Electricite de France                                                1.10%
Nestle SA                                                            1.09%
Toyota Motor Corp.                                                   1.07%
Vodafone Group Plc                                                   1.00%
ENI SpA                                                              0.93%
Novartis AG                                                          0.92%
ArcelorMittal                                                        0.91%

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Australia                                                                   6.0%
Austria                                                                     1.0%
Finland                                                                     1.5%
Belgium                                                                     1.4%
Denmark                                                                     1.2%
France                                                                     11.5%
Germany                                                                     8.7%
Hong Kong                                                                   3.1%
Italy                                                                       4.4%
Japan                                                                      21.5%
Norway                                                                      1.8%
Short-Term & Other                                                          2.7%
Singapore                                                                   1.6%
Netherlands                                                                 2.5%
Luxembourg                                                                  1.0%
Spain                                                                       4.6%
Sweden                                                                      2.0%
Switzerland                                                                 6.0%
United Kingdom                                                             17.5%

--------------------------------------------------------------------------------

                                                                         -------
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                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

Objective - Seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index (the "Index"). The Index emphasizes the stock of companies in major markets in Europe, Australasia, and the Far East.

Strategy - The Summit Pinnacle EAFE International Index Portfolio (the "Portfolio") will invest primarily in common stocks of the companies that compose the Index.

Managers' Comments:

For the period ended June 30, 2008, the Summit EAFE International Index Portfolio's (Class I) total return was -11.28% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a -10.96% "net" total return for the MSCI EAFE Index (in U.S dollars after the impact of foreign taxes). The difference of 0.32% is referred to as "tracking error." The largest component of the difference is attributed to the Portfolio's operating expenses. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services as well as the impact of foreign taxes. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding a sample of the security positions in the Index or holding them in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for it to seek investment results that correspond to the pre-expense total return of the Index.

--------------------------------------------------------------------------------

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                                     Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                       Class I
                                                   -------------------------------------------------------------------------------
                                                   For the Six Months
                                                     Ended June 30,
                                                       (Unaudited)                      Year Ended December 31,
                                                   -------------------------------------------------------------------------------
                                                        2008              2007        2006        2005        2004         2003
                                                   -------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 104.77          $  98.66    $  81.98    $  74.34    $  64.41     $  49.59
                                                      --------          --------    --------    --------    --------     --------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                         1.57              1.00        1.46        1.59        1.00(1)      1.34
   Net realized and unrealized gains / (losses)         (13.35)             8.80       18.83        7.59       10.42        14.49
                                                      --------          --------    --------    --------    --------     --------
Total from Investment Activities                        (11.78)             9.80       20.29        9.18       11.42        15.83
                                                      --------          --------    --------    --------    --------     --------
DISTRIBUTIONS:
   Net investment income                                 (1.11)            (1.48)      (1.63)      (0.72)      (0.69)       (0.19)
   Net realized gains                                    (1.79)            (2.21)      (1.98)      (0.82)      (0.80)       (0.82)
                                                      --------          --------    --------    --------    --------     --------
Total Distributions                                      (2.90)            (3.69)      (3.61)      (1.54)      (1.49)       (1.01)
                                                      --------          --------    --------    --------    --------     --------

Net asset value, end of period                        $  90.09          $ 104.77    $  98.66    $  81.98    $  74.34     $  64.41
                                                      ========          ========    ========    ========    ========     ========
Total return                                            -11.28%            10.10%      25.56%      12.57%      18.02%       32.79%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)          0.95%(5)          0.95%       0.95%       0.95%       0.95%        0.65%
Ratio of expenses to average net assets - gross           1.17%(5)          1.26%       1.29%       1.50%       1.69%        2.46%
Ratio of net investment income / (loss) to
   average net assets                                     3.41%(5)          1.48%       1.66%       1.75%       1.70%        2.14%
Portfolio turnover rate(3)                               25.06%            47.52%      44.33%      76.61%      55.49%       75.27%
Net assets, end of period (000's)                     $111,096          $118,631    $ 58,754    $ 44,084    $ 50,938     $ 16,565

                                                                Class F
                                                   ---------------------------------
                                                   For the Six Months       Year
                                                     Ended June 30,        Ended
                                                      (Unaudited)       December 31,
                                                   ---------------------------------
                                                        2008               2007(4)
                                                   ---------------------------------
Net asset value, beginning of period                  $ 104.76            $ 102.10
                                                      --------            --------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                         1.04                0.01
   Net realized and unrealized gains / (losses)         (12.94)               2.65
                                                      --------            --------
Total from Investment Activities                        (11.90)               2.66
                                                      --------            --------

DISTRIBUTIONS:
   Net investment income                                 (1.06)                 --
   Net realized gains                                    (1.79)                 --
                                                      --------            --------
Total Distributions                                      (2.85)                 --
                                                      --------            --------

Net asset value, end of period                        $  90.01            $ 104.76
                                                      ========            ========
Total return                                            -11.41%               2.61%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)          1.15%(5)            1.15%(5)
Ratio of expenses to average net assets - gross           1.37%(5)            0.75%(5)
Ratio of net investment income / (loss) to
   average net assets                                     3.21%(5)            0.25%(5)
Portfolio turnover rate(3)                               25.06%              47.52%
Net assets, end of period (000's)                     $    198            $      1

(1)   Per share amounts are based on average shares outstanding.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3) Portfolio Turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(4)   Portfolio commenced operations on December 17, 2007.

(5)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
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                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                       EAFE INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

June 30, 2008 (Unaudited)

                                                          SHARES          VALUE
                                                    ---------------------------
COMMON STOCKS - 98.6%
Australia - 6.0%
   AGL Energy Ltd.                                         3,774   $     51,737
   Alumina Ltd.                                            8,215         37,329
   Amcor Ltd.                                              6,172         29,880
   AMP Ltd.                                               13,374         85,773
   Aristocrat Leisure Ltd.                                 3,302         20,322
   ASX Ltd.                                                1,465         44,099
   Australia & New Zealand Banking Group Ltd.             12,840        230,426
   AXA Asia Pacifica Holdings Ltd.                        11,765         52,784
   Babcock & Brown Ltd.                                    3,001         21,577
   Bendigo and Adelaide Bank Ltd.                          1,906         19,971
   BHP Billiton Ltd.                                      23,464        982,981
   BlueScope Steel Ltd.                                    5,179         56,302
   Boral Ltd.                                              6,204         33,603
   Brambles Ltd.                                          10,810         90,469
   Caltex Australia Ltd.                                   2,550         31,926
   CFS Retail Property Trust                              17,407         30,871
   Coca-Cola Amatil Ltd.                                   6,324         42,498
   Commonwealth Bank of Australia                          8,753        337,070
   Computershare Ltd.                                      3,860         34,081
   Crown Ltd.                                              4,728         42,107
   CSL Ltd.                                                3,735        127,826
   DB RREEF Trust (a)                                     24,229         32,054
   Fairfax Media Ltd.                                     11,136         31,279
   Fortescue Metals Group Ltd. (a)                        17,630        201,123
   Foster's Group Ltd.                                    14,344         69,717
   Goodman Group (a)                                      12,355         36,598
   GPT Group                                              16,955         36,084
   Harvey Norman Holdings Ltd.                            10,364         30,701
   Incitec Pivot Ltd.                                        353         62,605
   Insurance Australia Group Ltd.                         12,484         41,528
   Leighton Holdings Ltd.                                  2,143        104,466
   Lend Lease Corp. Ltd.                                   3,089         28,280
   Lion Nathan Ltd.                                        4,052         33,212
   Macquarie Airports Ltd.                                16,044         31,684
   Macquarie Group Ltd.                                    2,028         94,563
   Macquarie Infrastructure Group                         20,259         45,058
   Metcash Limited                                         5,845         20,732
   Mirvac Group                                            7,378         20,936
   National Australia Bank Ltd.                           11,269        286,281
   Newcrest Mining Ltd.                                    3,312         93,029
   OneSteel Ltd.                                           7,147         50,975
   Orica Ltd.                                              2,412         67,750
   Origin Energy Ltd.                                      8,338        128,851
   Oxiana Ltd.                                            22,983         57,946
   Paladin Energy Ltd. (a)                                 4,031         24,770
   Qantas Airways Ltd.                                    15,130         44,093
   QBE Insurance Group Ltd.                                6,477        139,086
   Rio Tinto Ltd.                                          2,198        285,515
   Santos Ltd.                                             3,881         79,805
   Sims Group Ltd.                                         1,432         57,232
   Sonic Healthcare Ltd.                                   2,662         37,131
   St. George Bank Ltd.                                    3,706         96,316
   Stockland                                              10,287         53,154
   Suncorp-Metway Ltd.                                     6,840         85,506
   TABCORP Holdings Ltd.                                   4,494         42,263
   Tatts Group Ltd.                                        9,159         20,634
   Telstra Corp.                                          99,507        404,465
   Toll Holdings Ltd.                                      5,137         29,646

                                                          SHARES          VALUE
                                                    ---------------------------
Australia - 6.0% (Continued)
   Transurban Group                                        8,344   $     33,836
   Wesfarmers Ltd. - PPS                                     994         35,858
   Wesfarmers Ltd.                                         4,687        167,597
   Westfield Group (a)                                    12,938        201,922
   Westpac Banking Corp.                                  12,180        233,528
   Woodside Petroleum Ltd.                                 4,986        322,640
   Woolworths Ltd.                                         8,430        197,591
   WorleyParsons Ltd.                                      1,645         59,705
                                                                   ------------
                                                                      6,661,377
                                                                   ------------
Austria - 1.0%
   Andritz AG                                                358         22,574
   Erste Bank der Oesterreichischen Sparkassen AG          1,958        121,893
   Immoeast AG (a)                                         6,055         53,673
   IMMOFINANZ AG                                           3,105         32,021
   Meinl European Land (a)                                 2,729         30,721
   Oesterreischeische Elektrizitaetswirtschafts AG         2,101        188,287
   OMV AG                                                  2,116        166,111
   Raiffeisen International Bank-Holding AG                1,035        132,272
   Strabag Se                                                790         61,569
   Telekom Austria AG                                      3,533         76,652
   Voestalpine AG                                          1,165         95,656
   Wiener Staedtische Versicher                              926         61,146
   Wienerberger AG                                           675         28,344
                                                                   ------------
                                                                      1,070,919
                                                                   ------------
Belgium - 1.4%
   Belgacom SA                                             2,287         98,661
   CNP - Compagnie Nationale a Portefeuille                  765         57,453
   Colruyt SA                                                231         61,036
   Delhaize Group                                            772         51,962
   Dexia                                                   8,111        129,747
   Fortis                                                 15,100        241,547
   Groupe Bruxelles Lambert SA                             1,007        119,878
   InBev                                                   4,368        303,148
   KBC Ancora                                                489         42,730
   KBC Groep NV                                            2,385        264,846
   Mobistar SA                                               431         34,913
   Solvay SA                                                 599         78,362
   UCB SA                                                  1,164         43,077
   Umicore                                                   889         43,950
                                                                   ------------
                                                                      1,571,310
                                                                   ------------
Denmark - 1.2%
   AP Moller-Maersk A/S - A Shares                            16        196,259
   AP Moller-Maersk A/S - B Shares                            16        195,921
   Carlsberg A/G                                             866         83,645
   Coloplast A/S - B Shares                                  277         24,153
   Danisco A/S                                               502         32,272
   Danske Bank A/S                                         4,872        140,916
   DSV A/S                                                 1,448         34,698
   FLSmidth & Co A/S                                         416         45,670
   Jyske Bank A/S (a)                                        521         31,073
   Novo-Nordisk A/S - Class B                              3,695        241,830
   Novozymes A/S                                             447         40,391
   Trygvesta A/S                                             601         42,506
   Vestas Wind Systems A/S (a)                             1,368        179,065
   William Demant Holding (a)                                486         32,013
                                                                   ------------
                                                                      1,320,412
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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                                     Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO                       SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Finland - 1.5%
   Elisa OYJ                                               1,631   $     34,231
   Fortum OYJ                                              6,257        317,805
   Kone OYJ                                                1,486         52,267
   Metso OYJ                                               1,216         55,464
   Neste Oil OYJ                                           1,872         55,175
   Nokia OYJ                                              27,128        661,606
   Nokian Renkaat OYJ                                        976         46,868
   Outokumpu OYJ                                           1,319         46,207
   Pohjola Bank Plc                                        1,731         30,034
   Rautaruukki OYJ                                         1,199         54,859
   Sampo OYJ                                               4,245        107,271
   Sanoma WSOY OYJ                                         1,400         31,014
   Stora Enso OYJ                                          4,867         45,671
   UPM-Kymmene OYJ                                         4,320         70,737
   Wartsila OYJ                                              837         52,647
   YIT OYJ                                                 1,226         30,846
                                                                   ------------
                                                                      1,692,702
                                                                   ------------
France - 11.5%
   Accor SA                                                1,573        105,083
   Aeroports de Paris                                        760         71,125
   Air France-KLM                                          2,251         54,012
   Air Liquide                                             1,733        228,776
   Alcatel-Lucent (a)                                     16,397         99,651
   Alstom                                                    963        222,381
   Atos Origin SA (a)                                        585         32,394
   AXA SA                                                 14,209        421,925
   BNP Paribas SA                                          6,349        575,183
   Bouygues SA                                             2,415        160,305
   Bureau Veritas                                            788         46,810
   Cap Gemini SA                                             957         56,413
   Carrefour SA                                            4,831        273,519
   Casino Guichard Perrachon SA                              653         74,025
   Christian Dior                                          1,209        124,680
   Cie de Saint-Gobain                                     2,585        161,741
   Cie Generale de Geophysiqu (a)                          1,120         52,990
   CNP Assurances                                          1,076        121,570
   Compagnie Generale des Etablissements
      Michelin - B Shares                                  1,053         75,667
   Credit Agricole SA                                     12,035        245,952
   Dassault Systemes SA                                      751         45,783
   Eiffage                                                   679         46,536
   Electricite de France                                  12,835      1,219,359
   Eramet                                                    170        168,892
   Essilor International SA                                1,337         81,760
   Eurazeo                                                   487         51,971
   Eutelsat Communications                                 1,585         44,146
   France Telecom SA                                      17,890        527,005
   Gaz de France                                           6,594        423,792
   Gecina SA                                                 506         61,344
   Groupe Danone                                           3,501        245,843
   Hermes International                                      728        114,620
   Icade                                                     334         38,983
   Imerys SA                                                 539         39,046
   JC Decaux SA                                            1,694         43,181
   Klepierre                                               1,005         50,634
   Lafarge SA                                              1,186        181,857
   Lagardere S.C.A.                                        1,025         58,372
   Legrand SA                                              1,988         50,112
   L'Oreal SA                                              4,183        455,089
   LVMH Moet Hennessy Louis Vuitton SA                     3,251        340,793

                                                          SHARES          VALUE
                                                    ---------------------------
France - 11.5% (Continued)
   Natixis                                                 9,033   $    100,265
   Neopost SA                                                308         32,592
   PagesJaunes Groupe SA                                   1,999         29,428
   Pernod-Ricard SA                                        1,617        166,120
   Peugeot SA                                              1,657         89,980
   PPR SA                                                    930        103,522
   Publicis Groupe                                         1,534         49,705
   Renault SA                                              2,067        169,554
   Safran SA                                               3,438         66,688
   Sanofi-Aventis                                          9,452        631,433
   Schneider Electric SA                                   1,641        177,266
   Scor SE                                                 1,418         32,506
   Societe Generale                                        4,005        348,642
   Societe Television Francaise 1                          1,766         29,557
   Sodexho SA                                              1,080         70,941
   Suez SA                                                 8,705        592,632
   Technip SA                                                783         72,476
   Thales SA                                               1,366         77,856
   Total SA                                               16,775      1,431,503
   Unibail-Rodamco                                           606        140,179
   Valeo SA                                                  611         19,625
   Vallourec SA                                              403        141,438
   Veolia Environnement                                    3,238        181,645
   Vinci SA                                                3,377        207,361
   Vivendi Universal SA                                    7,955        301,848
   Wendel Investissem                                        338         34,378
   Zodiac SA                                                 458         21,020
                                                                   ------------
                                                                     12,813,480
                                                                   ------------
Germany - 8.4%
   Adidas AG                                               1,352         85,381
   Allianz SE                                              3,096        545,458
   Arcandor AG (a)                                         2,084         24,215
   BASF AG                                                 6,646        458,525
   Bayer AG                                                5,277        444,167
   Bayerische Motoren Werke AG                             4,255        204,664
   Beiersdorf AG                                           1,832        134,903
   Bilfinger Berger AG                                       272         23,695
   Celesio AG                                              1,118         40,450
   Commerzbank AG                                          4,503        133,571
   Continental AG                                          1,177        120,954
   Daimler Ag                                              7,157        442,622
   Deutsche Bank AG                                        3,691        318,751
   Deutsche Boerse AG                                      1,382        155,990
   Deutsche Lufthansa AG                                   3,358         72,432
   Deutsche Post AG                                        8,452        220,901
   Deutsche Postbank AG                                    1,240        108,862
   Deutsche Telekom AG                                    30,359        497,109
   E.ON AG                                                 4,523        912,590
   Fraport Ag                                                692         46,958
   Fresenius Medical Care AG                               1,921        105,889
   Fresenius SE                                              551         47,601
   Fresenius Se                                              506         43,801
   GEA Group AG (a)                                        1,262         44,587
   Hamburger Hafern Und Logistik                             412         32,045
   Hannover Rueckvers                                        902         44,522
   HeidelbergCement AG                                       834        121,028
   Henkel Kgaa                                             1,629         61,145
   Hochtief AG                                               525         53,406
   Hypo Real Estate Holding AG                             1,415         39,834

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            87
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                       EAFE INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Germany - 8.4% (Continued)
   Infineon Technologies AG (a)                            6,271   $     54,600
   K&S AG                                                    290        167,250
   Linde AG                                                1,142        160,564
   MAN AG                                                    911        101,135
   Merck KGAA                                                493         70,084
   Metro AG                                                2,221        141,763
   Muenchener Rueckversicherungs AG                        1,483        259,783
   Puma AG Rudolf Dassler Sport                              122         40,944
   Q-Cells AG (a)                                            598         60,766
   RWE AG                                                  3,496        441,610
   Salzgitter AG                                             431         78,988
   SAP AG                                                  8,435        441,711
   Siemens AG                                              6,260        695,052
   Solarworld AG                                             912         43,465
   ThyssenKrupp AG                                         3,564        223,781
   TUI AG (a)                                              1,812         41,995
   United Internet Ag                                      1,594         31,421
   Volkswagen AG                                           1,974        569,630
   Wachker Chemie AG                                         391         81,729
                                                                   ------------
                                                                      9,292,327
                                                                   ------------
Greece - 0.7%
   Alpha Bank AE                                           2,959         89,449
   Coca-Cola Hellenic Bottling Co. SA                      2,444         66,570
   EFG Eurobank Ergasias SA                                3,448         81,974
   Hellenic Petroleum SA                                   2,237         30,712
   Hellenic Telecommunications Organization SA             3,452         86,960
   Marfin Invest Grp                                       6,358         50,252
   National Bank of Greece SA                              3,466        156,201
   OPAP SA                                                 2,280         79,621
   Piraeus Bank SA                                         2,240         60,872
   Public Power Corp.                                      1,825         63,215
   Titan Cement Co SA                                        773         30,670
                                                                   ------------
                                                                        796,496
                                                                   ------------
Hong Kong - 3.1%
   ASM Pacific Tech                                        3,065         23,133
   Bank of East Asia Ltd.                                 11,973         65,030
   BOC Hong Kong Holdings Ltd.                            71,718        189,936
   Cathay Pacific Airways Ltd.                            30,966         59,015
   Cheung Kong Holdings Ltd.                              16,142        217,580
   Cheung Kong Infstrastructure Holdings Ltd.             14,757         62,455
   Chinese Estates Holdings Ltd.                          14,757         22,711
   CITIC International Financial Holdings,
      Inc. (a)                                            51,227         39,091
   CLP Holdings Ltd.                                      16,313        139,755
   Esprit Holdings Ltd.                                    9,101         94,544
   Foxconn International Holdings Ltd. (a)                53,125         51,509
   Hang Lung Group                                         9,266         41,177
   Hang Lung Properties Ltd.                              29,075         93,222
   Hang Seng Bank Ltd.                                    12,710        268,145
   Henderson Land Development Co. Ltd.                    15,281         95,246
   Hong Kong & China Gas Co.                              43,910        104,406
   Hong Kong Exchanges and Clearing Ltd.                   7,509        109,786
   HongKong Electric Holdings Ltd.                        13,945         83,431
   Hopewell Holdings Ltd.                                  8,538         30,331
   Hutchison Telecomunications
     International Ltd.                                   34,152         48,443
   Hutchison Whampoa Ltd.                                 29,570        298,080
   Hysan Development Co. Ltd.                              8,359         22,942
   Kerry Properties Ltd.                                  10,657         55,969
   Kingboard Chemical Holdings Ltd.                        7,230         33,381

                                                          SHARES          VALUE
                                                    ---------------------------
Hong Kong - 3.1% (Continued)
   Li & Fung Ltd.                                         21,789   $     65,669
   Lifestyle International Holdings Ltd.                  12,197         17,144
   Link REIT                                              14,757         33,612
   Mongolia Energy Co. (a)                                41,456         80,283
   MTR Corp. Ltd.                                         39,132        123,209
   New World Development Ltd.                             30,134         61,371
   Noble Group Ltd.                                       23,374         40,716
   NWS Holdings Ltd.                                      15,178         39,613
   Orient Overseas International Ltd.                      5,737         28,695
   PCCW Ltd.                                              58,786         35,586
   Shangri-La Asia Ltd.                                   20,897         48,777
   Sino Land Co.                                          34,575         68,731
   Sun Hung Kai Properties Ltd.                           16,929        229,708
   Swire Pacific Ltd. - Class A                            6,236         63,782
   Wharf Holdings Ltd.                                    18,824         78,823
   Wheelock & Co Ltd.                                     14,445         38,719
   Wing Hang Bank Ltd.                                     2,650         35,108
   Wing Lung Bank                                          1,870         36,670
   Yue Yuen Indl Hldg                                     12,716         30,203
                                                                   ------------
                                                                      3,405,737
                                                                   ------------
Ireland (Republic of) - 0.5%
   Allied Irish Banks Plc                                  5,834         90,007
   Anglo Irish Bank Corp. Plc                              5,336         49,988
   Bank of Ireland                                         6,353         55,244
   CRH Plc                                                 3,837        112,970
   Elan Corp. Plc (a)                                      3,351        116,600
   Experian Group Ltd.                                     7,508         55,893
   Irish Life & Permanent Plc                              2,129         22,157
   Kerry Group Plc                                         1,201         35,549
   Ryanair Holdings Plc (a)                               11,068         48,793
                                                                   ------------
                                                                        587,201
                                                                   ------------
Italy - 4.4%
   A2a Spa                                                21,183         77,626
   Alleanza Assicurazioni SpA                              4,879         52,966
   Assicurazioni Generali SpA                              9,018        346,016
   Atlantia Spa                                            4,034        122,137
   Banca Carige Spa                                       11,521         40,723
   Banca Intesa SpA - RNC                                  5,977         30,984
   Banca Monte dei Paschi di Siena SpA                    38,558        109,213
   Banca Popolare di Milano Scarl                          3,213         30,150
   Banco Popolare Scarl                                    4,651         82,601
   Bulgari SpA                                             3,118         31,492
   Enel SpA                                               41,290        392,656
   ENI SpA                                                27,859      1,039,548
   Fiat SpA                                                8,004        131,186
   Finmeccanica SpA                                        3,190         83,776
   Fondiaria - Sai SpA                                       970         32,133
   Ifil Spa                                                8,589         55,850
   Instituto Finanziario Industriale SpA (a)                 865         17,228
   Intesa Sanpaola                                        79,929        456,502
   Italcementi                                             2,313         38,457
   Lottomatica SpA                                         1,272         38,031
   Luxottica Group SpA                                     3,080         72,255
   Mediaset SpA                                            8,821         58,157
   Mediobanca SpA                                          5,741         97,621
   Mediolanum SpA                                          6,426         26,735
   Parmalat SpA                                           16,374         42,795
   Pirelli & C.                                           42,690         29,406

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
   88
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO                       SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Italy - 4.4% (Continued)
   Prysmian SpA                                            1,433   $     36,302
   Saipem SpA                                              3,186        149,634
   Snam Rete Gas SpA                                      14,511         99,213
   Telecom Italia SpA - RNC                               47,006         76,229
   Telecom Italia SpA                                     91,122        183,639
   Terna Rete Electrica Nazionale                         13,164         55,753
   Unicredito Italiano SpA                                89,951        550,563
   Unione di Banche Italiane SCPA                          4,687        109,880
   Unipol Gruppo Finanziario SpA                          18,604         43,907
                                                                   ------------
                                                                      4,841,364
                                                                   ------------
Japan - 21.5%
   Acom Co. Ltd.                                           1,149         35,600
   Advantest Corp.                                         1,444         30,394
   Aeon Co. Ltd.                                           6,226         76,869
   Aeon Mall Co Ltd.                                       1,531         45,273
   Aioi Insurance Co.                                      5,957         31,753
   Aisin Seiki Co. Ltd.                                    2,164         70,921
   Ajinomoto Co., Inc.                                     5,033         47,588
   Alfresa Holdings Corp.                                    345         24,628
   All Nippon Airways Co. Ltd.                            12,000         44,865
   Amada Co. Ltd.                                          4,020         31,688
   Aozora Bank Ltd.                                       14,007         32,054
   Asahi Breweries Ltd.                                    3,330         62,156
   Asahi Glass Co. Ltd.                                    8,418        101,791
   Asahi Kasei Corp.                                      12,218         63,975
   Astellas Pharma, Inc.                                   3,718        157,565
   The Bank of Kyoto Ltd.                                  2,949         30,799
   The Bank of Yokohama Ltd.                              10,059         69,532
   Benesse Corp.                                             885         35,838
   Bridgestone Corp.                                       6,446         98,525
   Brother Industries                                      2,682         36,851
   Canon, Inc.                                             9,499        488,436
   Casio Computer Co. Ltd.                                 1,858         21,155
   Central Japan Railway Co.                                  13        143,241
   The Chiba Bank Ltd.                                     6,631         46,461
   Chubu Electric Power Co., Inc.                          5,421        132,226
   Chugai Pharmaceutical Co. Ltd.                          3,816         61,057
   Chugoku Bank                                            2,267         32,921
   Chugoku Elec Power                                      2,740         58,446
   Chuo Mitsui Trust Holdings, Inc.                        7,115         42,348
   Cosmo Oil Co Ltd.                                       8,987         32,500
   Credit Saison Co. Ltd.                                  1,422         29,864
   Dai Nippon Printing Co. Ltd.                            4,775         70,376
   Daihatsu Motor Co.                                      3,210         36,760
   Daiichi Sankyo Co. Ltd.                                 5,275        145,307
   Daikin Industries Ltd.                                  2,109        106,458
   Dainippon Sumitomo Pharma Co. Ltd.                      2,901         23,468
   Daito Trust Construction Co. Ltd.                         980         47,530
   Daiwa House Industry Co. Ltd.                           5,052         47,482
   Daiwa Securities Group, Inc.                            9,920         91,180
   Dena Co Ltd.                                                4         23,581
   Denso Corp.                                             6,291        216,247
   Dentsu, Inc.                                               18         38,141
   DIC Corp.                                               7,222         20,880
   East Japan Railway Co.                                     30        244,385
   Eisai Co. Ltd.                                          2,250         79,460
   Electric Power Development Co. Ltd.                     1,331         49,387
   Elpida Memory, Inc. (a)                                   988         31,635
   FamilyMart Co. Ltd.                                       678         27,711

                                                          SHARES          VALUE
                                                    ---------------------------
Japan - 21.5% (Continued)
   Fanuc Ltd.                                              1,743   $    170,221
   Fast Retailing Co. Ltd.                                   823         77,971
   Fuji Electric Holdings Co. Ltd.                         5,586         19,727
   Fuji Heavy Industries Ltd.                              7,969         39,025
   Fuji Television Network, Inc.                              23         34,656
   FUJIFILM Holdings Corp.                                 3,574        122,853
   Fujitsu Ltd.                                           15,130        112,280
   Fukuoka Financial Group, Inc.                           7,486         33,769
   The Gunma Bank Ltd.                                     3,381         22,511
   Hachijuni Bank                                          5,352         34,677
   Hankyu Hanshin Holdings, Inc.                          11,330         47,588
   Hino Motors                                             5,665         35,104
   Hirose Electric Co. Ltd.                                  321         32,225
   Hiroshima Bank                                          4,772         21,257
   Hisamitsu Pharmaceutical Co.                              876         38,114
   Hitachi Chemical Co. Ltd.                               1,693         34,997
   Hitachi Construction Machinery Co. Ltd.                 1,803         50,515
   Hitachi Ltd.                                           23,178        167,202
   Hitachi Metals                                          2,471         40,584
   Hokkaido Electric Power Co., Inc.                       1,812         36,859
   Hokuhoku Financial Group, Inc.                         12,074         35,022
   Hokuriku Electric Power Co.                             1,499         35,645
   Honda Motor Co. Ltd.                                   12,820        435,845
   HOYA Corp.                                              3,077         71,140
   Ibiden Co. Ltd.                                         1,142         41,514
   Idemitsu Kosan Co. Ltd.                                   342         30,340
   IHI Corp.                                              10,720         21,705
   Inpex Holdings, Inc.                                       17        214,531
   Isetan Mitsukoshi (a)                                   3,029         32,434
   Isuzu Motors Ltd.                                      11,953         57,522
   ITOCHU Corp.                                           10,957        116,705
   Iyo Bank                                                2,873         33,631
   J Front Retailing Co. Ltd. (a)                          5,409         28,577
   Japan Airlines Corp. (a)                               15,000         31,502
   Japan Petroleum Exploration Co.                           491         35,050
   Japan Real Estate Investment Corp.                          4         42,191
   Japan Steel Works Ltd.                                  3,035         59,022
   Japan Tobacco, Inc.                                        72        307,162
   JFE Holdings, Inc.                                      4,197        211,461
   JGC Corp.                                               2,237         44,030
   The Joyo Bank Ltd.                                      6,461         31,397
   JS Group Corp.                                          2,873         45,644
   JSR Corp.                                               2,278         45,266
   JTEKT Corp.                                             2,839         45,024
   Jupiter Telecommunications Co. Ltd.                        55         42,628
   Kajima Corp.                                            9,412         32,885
   The Kansai Electric Power Co. Inc.                      6,824        159,699
   Kao Corp.                                               4,022        105,488
   Kawasaki Heavy Industries Ltd.                         12,716         33,890
   Kawasaki Kisen Kaisha Ltd.                              4,407         41,379
   KDDI Corp.                                                 31        191,515
   Keihin Electric Express Railway Co. Ltd.                3,701         22,934
   Keyence Corp.                                             352         83,836
   Kintetsu Corp.                                         10,899         34,180
   Kirin Holdings Co. Ltd.                                 7,166        111,892
   Kobe Steel Ltd.                                        24,977         71,507
   Komatsu Ltd.                                            6,870        191,507
   Konami Corp.                                              985         34,415
   Konica Minolta Holdings, Inc.                           4,112         69,434
   Kubota Corp.                                            9,101         65,396

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                            89
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                       EAFE INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Japan - 21.5% (Continued)
   Kuraray Co. Ltd.                                        2,890   $     34,456
   Kurita Water Industries Ltd.                              998         36,937
   Kyocera Corp.                                           1,398        131,657
   Kyowa Hakko Kogyo Co. Ltd.                              2,571         26,343
   Kyushu Electric Power Co., Inc.                         3,409         71,272
   Lawson, Inc.                                              843         41,044
   Leopalace 21 Corp.                                      1,468         21,014
   Makita Corp.                                            1,197         48,924
   Marubeni Corp.                                         12,894        107,708
   Marui Group Co. Ltd.                                    2,891         22,516
   Maruichi Steel Tube Ltd.                                  686         21,449
   Matsushita Electric Industrial Co. Ltd.                16,769        361,642
   Matsushita Electric Works Ltd.                          5,570         56,809
   Mazda Motor Corp.                                      10,793         56,005
   Mediceo Paltac Holdings Co. Ltd.                        2,023         37,227
   Millea Holdings, Inc.                                   5,842        227,771
   Mitsubishi Chemical Holdings                           12,162         70,783
   Mitsubishi Electric Corp.                              15,296        164,938
   Mitsubishi Estate Co. Ltd.                              9,349        213,948
   Mitsubishi Gas Chemical Co. Ltd.                        5,051         36,437
   Mitsubishi Heavy Industries Ltd.                       24,148        115,072
   Mitsubishi Materials Corp.                              9,758         41,721
   Mitsubishi Motors Corp. (a)                            41,697         75,788
   Mitsubishi Tanabe                                       3,664         47,894
   Mitsubishi UFJ Financial Group, Inc.                   74,937        664,084
   Mitsubishi UFJ Lease & Finance Co. Ltd.                   791         34,341
   Mitsubishi Corp.                                       11,615        382,846
   Mitsui & Co. Ltd.                                      12,676        279,938
   Mitsui Chemicals, Inc.                                  6,099         30,040
   Mitsui Engineering & Shipbuilding Co.                   6,568         20,783
   Mitsui Fudosan Co. Ltd.                                 5,972        127,668
   Mitsui OSK Lines Ltd.                                   8,137        115,942
   Mitsui Sumitomo Insurance Gr                            3,380        116,506
   Mizuho Financial Group, Inc.                               79        369,016
   Mizuho Trust & Bkg                                     39,844         68,667
   Murata Manufacturing Co. Ltd.                           1,813         85,370
   Namco Bandai Holdings, Inc.                             1,808         20,466
   NEC Corp.                                              16,153         84,579
   NGK Insulators Ltd.                                     2,709         52,682
   Nidec Corp.                                             1,005         66,915
   Nikon Corp.                                             2,705         78,971
   Nintendo Co. Ltd.                                         969        546,622
   Nippon Building Fund, Inc.                                  4         47,088
   Nippon Electric Glass Co. Ltd.                          3,960         68,508
   Nippon Express Co. Ltd.                                 9,640         46,210
   Nippon Meat Packers, Inc.                               1,833         24,823
   Nippon Mining Holdings, Inc.                            7,288         45,642
   Nippon Oil Corp.                                       11,053         74,218
   Nippon Paper Group, Inc.                                   13         35,504
   Nippon Sheet Glass Co. Ltd.                             5,421         26,803
   Nippon Steel Corp.                                     47,960        259,707
   Nippon Telegraph & Telephone Corp.                        110        538,682
   Nippon Yusen KK                                         8,293         79,740
   Nipponkoa Insuranance Co.                               5,197         45,076
   Nissan Motor Co. Ltd.                                  32,079        264,946
   Nisshin Seifun Group, Inc.                              2,959         37,174
   Nisshin Steel Co. Ltd.                                  9,338         31,747
   Nissin Food Products Co. Ltd.                           1,004         33,660
   Nitto Denko Corp.                                       1,275         48,990
   NOK Corp.                                               1,337         21,254

                                                          SHARES          VALUE
                                                    ---------------------------
Japan - 21.5% (Continued)
   Nomura Holdings, Inc.                                  13,478   $    199,660
   Nomura Real Estate Holdings                             1,493         31,495
   Nomura Research Institute Ltd.                          1,918         44,976
   NSK Ltd.                                                5,203         45,520
   NTN Corp.                                               4,926         32,798
   NTT Data Corp.                                             20         78,165
   NTT DoCoMo, Inc.                                          311        456,901
   NTT Urban Devleopment Corp.                                23         30,108
   Obayashi Corp.                                          7,143         32,357
   Odakyu Electric Railway Co. Ltd.                        5,425         35,252
   OJI Paper Co. Ltd.                                      9,920         46,617
   Olympus Corp.                                           1,903         64,338
   Omron Corp.                                             2,188         46,981
   Ono Pharmaceutical Co Ltd.                                829         45,672
   Oracle Corp Japan                                       1,073         43,755
   Oriental Land Co. Ltd.                                    603         36,003
   ORIX Corp.                                                694         99,278
   Osaka Gas Co. Ltd.                                     17,125         62,736
   Promise Co. Ltd.                                        1,114         31,159
   Rakuten, Inc.                                              88         44,421
   Resona Holdings, Inc.                                      84        128,945
   Ricoh Co. Ltd.                                          5,508         99,386
   Rohm Co. Ltd.                                             941         54,146
   Sankyo Co. Ltd.                                           716         46,661
   Sanyo Electric Co. Ltd. (a)                            14,636         34,045
   Sapporo Hokuyo Holdings                                     4         27,047
   SBI E*Trade Securities Co. Ltd.                            24         18,760
   SBI Holdings, Inc.                                         85         18,603
   Secom Co. Ltd.                                          1,721         83,631
   Sega Sammy Holdings, Inc.                               2,367         20,642
   Seiko Epson Corp.                                       1,502         41,304
   Sekisui Chemical Co. Ltd.                               5,174         35,229
   Sekisui House Ltd.                                      5,758         53,738
   Seven & I Holdings Co. Ltd.                             6,593        188,132
   Sharp Corp.                                             8,282        134,855
   Shikoku Elec Power Co. Inc.                             1,698         46,694
   Shimamura Co. Ltd.                                        297         18,292
   Shimano, Inc.                                             725         36,392
   Shimizu Corp.                                           7,533         35,684
   Shin-Etsu Chemical Co. Ltd.                             3,001        185,964
   Shinko Securities Co. Ltd.                              6,772         19,962
   Shinsei Bank Ltd.                                      12,716         43,590
   Shionogi & Co. Ltd.                                     2,439         48,121
   Shiseido Co. Ltd.                                       2,905         66,480
   The Shizuoka Bank Ltd.                                  5,341         54,524
   Showa Denko KK                                         11,835         31,431
   Showa Shell Sekiyu KK                                   3,231         35,388
   SMC Corp.                                                 496         54,325
   Softbank Corp.                                          7,920        133,510
   Sojitz Corp.                                            9,148         30,498
   Sompo Japan Insurance, Inc.                             6,671         62,699
   Sony Financial Holdings Inc.                               15         60,319
   Sony Corp.                                              7,011        306,362
   Square-enix Co Ltd.                                       787         23,272
   Stanley Electric Co. Ltd.                               1,382         33,449
   Sumco Corp.                                             1,960         43,377
   Sumitomo Chemical Co. Ltd.                             11,719         73,833
   Sumitomo Electric Industries Ltd.                       6,694         84,979
   Sumitomo Heavy Industries Ltd.                          4,645         31,452
   Sumitomo Metal Industries Ltd.                         33,807        148,683

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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EAFE INTERNATIONAL INDEX PORTFOLIO                       SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Japan - 21.5% (Continued)
   Sumitomo Metal Mining Co. Ltd.                          4,727   $     72,473
   Sumitomo Mitsui Financial Group, Inc.                      51        383,755
   Sumitomo Realty & Development Co. Ltd.                  3,382         67,204
   The Sumitomo Trust & Banking Co. Ltd.                  11,983         83,735
   Sumitomo Corp.                                          9,480        124,543
   Suruga Bank Ltd.                                        1,721         22,383
   Suzuken Co. Ltd.                                          625         23,073
   Suzuki Motor Corp.                                      4,080         96,443
   T&D Holdings, Inc.                                      1,830        112,538
   Taisei Corp.                                            8,538         20,343
   Taisho Pharmaceutical Co. Ltd.                          2,536         47,025
   Taiyo Nippon Sanso                                      4,264         35,538
   Takashimaya Co. Ltd.                                    3,488         31,633
   Takeda Pharmaceutical Co. Ltd.                          6,086        309,501
   Takefuji Corp.                                          1,229         17,095
   TDK Corp.                                               1,095         65,586
   Teijin Ltd.                                             9,906         33,958
   Terumo Corp.                                            1,455         74,268
   Tobu Railway Co. Ltd.                                   7,303         34,594
   Toho Co. Ltd.                                           1,648         33,679
   Toho Gas Co.                                            4,536         24,862
   Tohoku Electric Power Co., Inc.                         3,409         74,161
   Tokyo Broadcasting System, Inc.                         1,600         30,362
   The Tokyo Electric Power Co., Inc.                      9,420        242,187
   Tokyo Electron Ltd.                                     1,306         75,272
   Tokyo Gas Co. Ltd.                                     19,542         78,768
   Tokyu Land Corp.                                        4,967         28,206
   Tokyu Corp.                                             9,212         47,802
   TonenGeneral Sekiyu KK                                  3,795         34,453
   Toppan Printing Co. Ltd.                                5,280         58,128
   Toray Industries, Inc.                                 11,348         60,809
   Toshiba Corp.                                          23,154        170,736
   Tosoh Corp.                                             5,625         22,991
   Toyo Seikan Kaisha Ltd.                                 1,857         32,773
   Toyoda Gosei Co. Ltd.                                   1,131         33,019
   Toyota Boshoku Corp.                                    1,357         36,358
   Toyota Industries Corp.                                 2,454         78,576
   Toyota Motor Corp.                                     25,131      1,185,726
   Toyota Tsusho Corp.                                     2,449         57,428
   Trend Micro, Inc.                                       1,006         33,159
   Ube Industries Ltd.                                     9,798         34,695
   Ufj Nicos Co Ltd. (a)                                   9,010         29,783
   Unicharm Corp.                                            506         35,978
   West Japan Railway Co.                                     15         73,598
   Yahoo! Japan Corp.                                        413        159,078
   Yakult Honsha Co.                                       1,329         37,423
   Yamada Denki Co. Ltd.                                     655         46,634
   Yamaguchi Financial Group                               2,468         34,166
   Yamaha Motor Co.                                        2,490         46,594
   Yamaha Corp.                                            1,830         35,330
   Yamato Holdings Co. Ltd.                                3,447         48,109
   Yamato Kogyo Co. Ltd.                                     695         33,119
                                                                   ------------
                                                                     23,891,197
                                                                   ------------
Luxembourg - 1.0%
   ArcelorMittal                                          10,245      1,012,983
   Millicom International Cellular SA (a)                    733         76,434
   SES SA                                                  2,775         70,343
                                                                   ------------
                                                                      1,159,760
                                                                   ------------

                                                          SHARES          VALUE
                                                    ---------------------------
Netherlands - 2.5%
   Aegon NV                                               11,216   $    148,566
   Akzo Nobel NV                                           1,914        131,570
   ASML Holding NV                                         2,856         70,372
   Corio NV                                                  554         43,290
   European Aeronautic Defense and Space Co.               5,702        108,090
   Fugro NV                                                  557         47,576
   Heineken Holdings Nv                                    1,393         63,910
   Heineken NV                                             3,549        181,155
   ING Groep NV                                           15,598        497,430
   Koninklijke Ahold NV                                    8,006        107,647
   Koninklijke DSM NV                                      1,235         72,664
   Koninklijke Philips Electronics NV                      7,943        270,253
   Randstad Holding NV                                     1,416         49,493
   Reed Elsevier NV                                        4,615         77,820
   Royal KPN NV                                           12,527        214,983
   SBM Offshore NV                                           924         34,100
   SNS Reaal Groep Nv                                      2,104         40,845
   STMicroelectronics NV                                   6,573         68,416
   TNT NV                                                  2,722         93,085
   TomTom (a)                                                988         28,420
   Unilever NV                                            11,704        332,247
   Wolters Kluwer NV                                       2,173         50,772
                                                                   ------------
                                                                      2,732,704
                                                                   ------------
New Zealand - 0.0%
   Telecom Corporation of New Zealand Ltd.                15,574         42,375
                                                                   ------------
Norway - 1.8%
   Acergy SA                                               1,397         31,269
   Aker Solutions ASA                                      2,025         47,810
   DNB NOR ASA                                             9,926        126,287
   Norsk Hydro ASA                                         9,598        140,205
   Orkla ASA                                               7,435         95,470
   Petroleum Geo - Services (a)                            1,583         38,851
   Prosafe Production (a)                                  2,079         12,042
   Renewable Energy Corp AS (a)                            3,723         96,489
   Seadrill Ltd. (a)                                       2,854         87,275
   StatoiHyrdol ASA                                       23,461        874,743
   Storebrand ASA                                          3,936         29,212
   Telenor ASA                                            12,030        226,277
   Yara International ASA                                  2,224        196,934
                                                                   ------------
                                                                      2,002,864
                                                                   ------------
Portugal - 0.4%
   Banco BPI SA Registered Shares                          7,115         29,518
   Banco Comercial Portugues SA                           36,221         78,414
   Banco Espirito Santo SA                                 3,879         60,523
   Brisa-Auto Estradas de Portugal SA                      3,284         37,952
   Cimpor Cimentos De                                      5,070         34,165
   Energias de Portugal SA                                22,588        117,894
   Portugal Telecom SGPS SA                                6,819         77,408
   Sonae SGPS, SA                                         14,941         17,996
                                                                   ------------
                                                                        453,870
                                                                   ------------
Singapore - 1.6%
   CapitaLand Ltd.                                        20,698         86,714
   Capitamall Trust                                       14,941         32,835
   City Developments Ltd.                                  7,360         58,748
   Cosco Corp Singapore                                   14,518         34,146
   DBS Group Holdings Ltd.                                10,958        151,900
   Fraser and Neave Ltd.                                  10,101         33,632

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                       EAFE INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Singapore - 1.6% (Continued)
   Genting International (a)                              55,596   $     23,700
   Golden Agri Resources                                  63,750         42,170
   Jardine Cycle & Carriage Ltd.                           2,951         36,873
   Keppel Corp Ltd.                                       11,290         92,441
   Keppel Land Ltd.                                        5,992         21,844
   Neptune Orient LNS                                     13,687         32,494
   Olam International                                     11,493         20,527
   Oversea-Chinese Banking Corp. Ltd.                     22,660        136,072
   SembCorp Industries Ltd.                               13,859         42,375
   Sembcorp Marine                                        14,757         43,819
   Singapore Airlines Ltd.                                 8,350         90,217
   Singapore Exchange Ltd.                                 8,049         40,880
   Singapore Press Holdings Ltd.                          14,988         46,819
   Singapore Technologies Engineering Ltd.                25,761         52,069
   Singapore Telecommunications Ltd.                     107,443        285,872
   United Overseas Bank Ltd.                              10,746        147,066
   Wilmar International Ltd.                              43,807        162,922
   Yanlord Land Group                                     14,315         19,465
                                                                   ------------
                                                                      1,735,600
                                                                   ------------
Spain - 4.6%
   Abertis Infraestructuras SA                             4,567        108,361
   Acciona SA                                                454        107,828
   Acerinox SA (a)                                         1,809         41,669
   ACS, Actividades de Construccion y
      Servicios, SA (a)                                    2,553        128,265
   Banco Bilbao Vizcaya Argentaria SA                     25,365        486,022
   Banco de Sabadell SA (a)                                9,562         80,845
   Banco Popular Espanol SA (a)                            8,667        119,947
   Banco Santander Central Hispano SA                     42,440        779,788
   Bankinter SA                                            3,239         36,871
   Cintra Concesiones de Infraestructuras de
      Transporte SA (a)                                    3,829         42,924
   Corporacion Mapfre SA                                  15,847         75,849
   Criteria Caixacorp SA                                  22,784        136,674
   Enagas SA                                               1,945         55,122
   Fomento de Construcciones y Contratas SA                1,030         61,203
   Gamesa Corporacion Tecnologica SA                       1,711         84,103
   Gas Natural SDG SA                                      3,206        186,967
   Gestevision Telecinco (a)                               2,237         28,599
   Grifols SA                                              1,614         51,560
   Grupo Ferrovial SA                                      1,006         62,279
   Iberdrola Renovables SA (a)                            29,112        225,511
   Iberdrola SA (a)                                       34,152        457,590
   Iberia Lineas Aereas de Espana SA                       7,201         17,233
   Inditex SA                                              4,582        211,086
   Indra Sistemas SA                                       1,267         32,955
   Promotora de Informaciones SA                           2,084         22,312
   Red Electrica de Espana                                 1,039         67,643
   Repsol YPF SA                                           8,723        343,761
   Sacyr Vallehermoso SA                                   1,933         59,164
   Telefonica SA                                          32,656        867,893
   Union Fenosa SA                                         2,212        128,929
   Zardoya Otis SA                                         1,923         39,905
                                                                   ------------
                                                                      5,148,858
                                                                   ------------
Sweden - 2.0%
   Alfa Laval AB                                           3,424         53,301
   Assa Abloy AB                                           2,772         40,159
   Atlas Copco AB                                          4,735         69,777
   Atlas Copko AB Ser B Shares                             2,944         39,229
   Boliden AB                                              1,969         16,053

                                                          SHARES          VALUE
                                                    ---------------------------
Sweden - 2.0% (Continued)
   Electrolux AB                                           2,402   $     30,711
   Getinge AB                                              1,305         31,962
   Hennes & Mauritz AB                                     5,025        272,424
   Husqvarna AB - B Shares                                 2,270         19,883
   Investor AB                                             2,428         51,302
   Lundin Petroleum AB (a)                                 2,299         33,975
   Modern Times Group AB                                     343         20,190
   Nordea Bank AB                                         17,796        245,556
   Sandvik AB                                              8,215        112,535
   Scania AB                                               3,026         41,452
   Securitas AB - Class B                                  2,799         32,533
   Skandinaviska Enskilda Banken AB                        4,720         87,778
   Skanska AB                                              2,745         39,426
   SKF AB                                                  2,655         41,660
   SSAB Svenskt Stal AB                                    2,053         66,474
   Svenska Cellulosa AB                                    4,452         63,020
   Svenska Handelsbanken AB                                4,297        102,387
   Swedbank AB                                             3,853         74,533
   Swedish Match AB                                        1,699         34,841
   Tele2 AB - B Shares                                     2,703         52,961
   Telefonaktiebolaget LM Ericsson - Class B              20,364        212,353
   TeliaSonera AB                                         29,948        221,784
   Volvo AB                                               10,124        124,397
                                                                   ------------
                                                                      2,232,656
                                                                   ------------
Switzerland - 6.0%
   ABB Ltd.                                               15,923        452,961
   Actelion Ltd. (a)                                         870         46,585
   Adecco SA                                               1,494         74,148
   Baloise-holdings                                          427         44,976
   Compagnie Financiere Richemont AG                       3,654        203,527
   Credit Suisse Group                                     8,235        378,074
   EFG International                                         994         27,196
   Geberit AG                                                298         43,903
   Givaudan SA                                                49         43,793
   Holcim Ltd.                                             1,888        152,936
   Julius Baer Holding AG                                  1,507        101,789
   Kuehne & Nagel International AG                           792         75,242
   Lindt & Spruengli                                           7         19,330
   Logitech International SA (a)                           1,520         40,918
   Lonza Group AG                                            361         50,075
   Nestle SA                                              26,860      1,213,702
   Nobel Biocare Holding AG                                  912         29,783
   Novartis AG                                            18,585      1,023,353
   OC Oerlikon Corp. AG (a)                                  106         29,417
   Pargesa Holding Ag-b                                      586         65,337
   Roche Holding AG                                        4,825        869,072
   Schindler Holding AG                                      453         33,768
   SGS SA                                                     57         81,576
   Sonova Holding AG                                         527         43,695
   Straumann Holding AG                                      130         31,153
   Sulzer AG                                                 265         33,646
   Swatch Group AG                                         2,053         96,063
   Swiss Life Holding                                        256         68,414
   Swiss Reinsurance                                       2,691        179,260
   Swisscom AG                                               412        137,427
   Syngenta AG                                               724        235,475
   Synthes, Inc.                                             847        116,742

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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                                     Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO                       SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
Switzerland - 6.0% (Continued)
   UBS AG (a)                                             16,882   $    354,315
   Zurich Financial Services AG                            1,018        260,591
                                                                   ------------
                                                                      6,658,242
                                                                   ------------
   United Kingdom - 17.5%
   3i Group Plc                                            2,772         45,551
   Alliance & Leicester Plc                                4,249         24,967
   AMEC Plc                                                2,233         39,585
   Anglo American Plc                                      9,116        640,235
   Antofagasta Plc                                         7,057         92,491
   Associated British Foods Plc                            5,682         85,844
   AstraZeneca Plc                                        10,005        426,864
   Aviva Plc                                              17,930        178,925
   BAE Systems Plc                                        23,933        210,942
   Balfour Beatty Plc                                      4,269         36,138
   Barclays Plc                                           44,901        260,704
   BG Group Plc                                           22,987        598,427
   BHP Billiton Plc                                       15,655        598,697
   BP Plc                                                132,594      1,540,393
   British Airways Plc (a)                                 8,457         36,259
   British American Tobacco Plc                           14,032        486,040
   British Energy Group Plc                                7,394        104,934
   British Land Co.                                        3,771         53,217
   British Sky Broadcasting Group Plc                     12,487        117,396
   BT Group Plc                                           56,791        226,123
   Bunzl Plc                                               1,679         21,888
   Burberry Group Plc                                      3,582         32,320
   Cable & Wireless Plc                                   18,561         55,751
   Cadbury Plc                                             9,453        119,090
   Cairn Energy Plc (a)                                      898         57,863
   Capita Group Plc                                        4,473         61,253
   Carnival Plc                                            1,314         42,007
   Carphone Warehouse Group Plc                            7,745         30,530
   Centrica Plc                                           25,033        154,696
   Cobham Plc                                              8,620         33,961
   Compass Group Plc                                      12,975         98,078
   Diageo Plc                                             17,413        320,478
   Enterprise Inns Plc                                     3,864         31,248
   Eurasian Natural Resourc-w/i (a)                        8,584        227,915
   FirstGroup Plc                                          3,533         36,593
   Friends Provident Plc                                  15,659         31,876
   G4S Plc                                                10,842         43,731
   GKN Plc                                                 6,438         28,596
   GlaxoSmithKline Plc                                    37,833        838,724
   Hammerson Plc                                           2,016         35,839
   Hays Plc                                               11,719         21,125
   HBOS Plc                                               26,562        146,024
   HBOS Plc - Npr (a)                                     10,625          2,275
   Home Retail Group Plc                                   7,898         34,295
   HSBC Holdings Plc                                      81,352      1,257,022
   ICAP Plc                                                5,010         54,087
   Imperial Tobacco Group Plc                              7,328        273,094
   Inchcape Plc                                            2,887         18,373
   Intercontinental Hotels Group                           2,237         29,987
   International Power Plc                                11,017         94,798
   Invensys Plc (a)                                        5,756         29,866
   Investec Plc                                            3,450         21,165
   ITV Plc                                                30,913         27,523
   J Sainsbury Plc                                        12,414         78,692
   Johnson Matthey Plc                                     1,261         46,366

                                                          SHARES          VALUE
                                                    ---------------------------
United Kingdom - 17.5% (Continued)
   Kazakhmys Plc                                           3,246      $ 102,931
   Kingfisher Plc                                         17,514         39,176
   Ladbrokes PLC                                           3,965         20,277
   Land Securities Group Plc                               3,420         83,925
   Legal & General Group Plc                              41,041         81,910
   Liberty International Plc                               2,803         48,126
   Lloyds TSB Group Plc                                   39,997        247,566
   LogicaCMG Plc                                           9,920         21,340
   London Stock Exchange Group                             1,731         26,893
   Lonmin                                                  1,081         68,708
   Man Group Plc                                          11,574        143,854
   Marks & Spencer Group Plc                              12,228         80,010
   National Grid Plc                                      17,359        228,376
   Next Plc                                                1,532         29,584
   Old Mutual Plc                                         37,521         69,355
   Pearson Plc                                             5,483         67,111
   Persimmon Plc                                           2,379         14,974
   Prudential Plc                                         16,915        179,578
   Punch Taverns Plc                                       2,148         13,392
   Reckitt Benckiser Group Plc                             4,800        243,322
   Reed Elsevier Plc                                       6,887         79,014
   Rentokil Initial Plc                                   12,784         25,273
   Rexam Plc                                               5,452         42,080
   Rio Tinto Plc                                           7,054        844,288
   Rolls-Royce Group Plc (a)                              12,104         82,333
   Royal & Sun Alliance Insurance Group                   22,987         57,508
   Royal Bank of Scotland Group Plc                      115,513        494,678
   Royal Dutch Shell Plc - Class A                        24,469      1,005,469
   Royal Dutch Shell Plc - Class B                        19,487        784,060
   SABMiller Plc                                           9,710        222,805
   Sage Group Plc                                         10,966         45,651
   Schroders                                               1,775         32,315
   Scottish & Southern Energy Plc                          5,817        162,559
   Segro Plc                                               2,873         22,518
   Serco Group Plc                                         4,098         36,548
   Severn Trent Plc                                        1,716         43,887
   Shire Ltd.                                              6,662        109,275
   Smith & Nephew Plc                                      6,709         74,032
   Smiths Group Plc                                        2,493         53,927
   Stagecoach Group                                        5,409         30,167
   Standard Chartered Plc                                  9,256        263,641
   Standard Life Plc                                      15,130         63,211
   Tate & Lyle Plc                                         3,881         30,728
   Tesco Plc                                              54,066        397,701
   Thomas Cook Group Plc                                   7,230         33,698
   Thomson Reuters Plc                                     1,504         40,262
   Tomkins Plc                                             6,659         20,028
   TUI Travel Plc                                          7,549         30,825
   Tullow Oil                                              5,321        101,216
   Unilever Plc                                            8,672        246,834
   United Utilities Plc                                    5,909         80,799
   Vedanta Resources                                       2,097         91,348
   Vodafone Group Plc                                    373,297      1,108,998
   Whitbread Plc                                           1,424         34,944
   WM Morrison Supermarkets Plc                           19,108        101,335
   Wolseley Plc                                            4,444         33,327
   WPP Group Plc                                           8,002         77,183
   Xstrata Plc                                             6,945        556,651
                                                                   ------------
                                                                     19,612,385
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
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Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                       EAFE INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                    ---------------------------
United States - 0.0%
   Dr Pepper Snapple Group, Inc. (a)                       2,116   $     44,388
                                                                   ------------
     TOTAL COMMON STOCKS
       (Cost $102,641,371)                                          109,768,224
                                                                   ------------

INVESTMENT COMPANIES - 0.6%
   iShares MSCI EAFE Index Fund                            9,815        674,290
                                                                   ------------
     TOTAL INVESTMENT COMPANIES
       (Cost $694,007)                                                  674,290
                                                                   ------------

PREFERRED STOCKS - 0.3%
Germany - 0.3%
   Henkel AG & Co. KGAA                                    1,278         50,928
   Porsche Automobile Holding AG                             652        100,489
   RWE AG                                                    351         35,341
   Volkswagen AG                                             774        112,150
                                                                   ------------
   TOTAL PREFERRED STOCKS
     (Cost $271,499)                                                    298,908
                                                                   ------------

                                                          SHARES          VALUE
                                                    ---------------------------
RIGHTS - 0.0%
   Credit Agricole SA
     Issued by Credit Agricole SA, Exp.
     7/31/2008, Strike $10.60 (a)                         12,035   $     14,401
   Dowa Mining Co. Ltd.
     Issued by Dowa Mining Co. Ltd, Exp.
     1/29/2010, Strike $1.00 (c)                           1,805            656
   Barclays Plc
     Issued by Barclays Plc. Ltd, Exp.
     7/17/2008, Strike $2.82                               9,622          5,654
                                                                   ------------
     TOTAL RIGHTS
       (Cost $38,711)                                                    20,711
                                                                   ------------
SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
   Northern U.S. Government Select Money
     Market Fund                                          78,743         78,743
                                                                   ------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $78,743)                                                    78,743
                                                                   ------------
Total Investments (Cost $103,724,331)(b) - 99.6%                    110,840,876
                                                                   ------------
Other Assets in Excess of Liabilities - 0.4%                            452,968
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $111,293,844
                                                                   ============

--------------------------------------------------------------------------------
(a)   Non-income producing security.

(b) For federal income tax purposes, cost is $104,335,912 and gross unrealized appreciation and depreciation of securities as of June 30, 2008, was $19,505,432 and ($13,000,468) respectively, with a net appreciation / (depreciation) of $6,504,964.

(c)   Valued in good faith under procedures adopted by the Board of Directors.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                   Investments in
Description                                          Securities
-----------------------------------------------------------------
Level 1 - Quoted prices                            $  110,840,220
Level 2 - Other significant observable inputs                  --
Level 3 - Significant unobservable inputs                     656
                                                   --------------
Total                                              $  110,840,876

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                   Investments in
                                                     Securities
-----------------------------------------------------------------
Balance as of 12/31/07                             $          632
   Accrued discounts / premiums                                --
   Realized gain (loss)                                        --
   Change in unrealized appreciation
   (depreciation)                                              24
   Net purchases (sales)                                       --
   Transfers in and / or out of Level 3                        --
                                                   --------------
   Balance as of 6/30/08                           $          656
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS
   Investments in securities, at value                            $ 110,840,876
   Cash denominated in foreign currencies                                20,228
   Receivables:
      Shares sold                                                       318,474
      Interest and dividends                                            454,029
      Investments sold                                                  109,640
   Prepaid expenses and other                                             2,903
                                                                  -------------
                                                                    111,746,150
                                                                  -------------
LIABILITIES
   Payables:
      Shares redeemed                                                   224,939
      Bank overdraft                                                     98,183
      Advisory fees                                                      37,881
      Fund accounting fees                                               23,006
      Professional fees                                                  14,308
      Royalty fees                                                        8,039
      Custodian fees                                                     26,980
      Administration fees                                                 9,479
      Other accrued expenses                                              9,491
                                                                  -------------
                                                                        452,306
                                                                  -------------
NET ASSETS*
   Paid-in capital                                                  105,096,994
   Accumulated undistributed net
      investment income / (loss)                                      1,655,536
   Accumulated net realized gain / (loss)
      on investments and foreign
      currency translations                                          (2,584,092)
   Net unrealized appreciation / (depreciation)
      on investments and foreign
      currency translations                                           7,125,406
                                                                  -------------
                                                                  $ 111,293,844
                                                                  =============

Investments at cost                                               $ 103,724,331
Cash denominated in foreign currencies at cost                           19,929
Shares authorized - Class I ($.10 par value)                         20,000,000
Shares authorized - Class F ($.10 par value)                         20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                 Shares                NAV
Share Class              Net Assets            Outstanding           Per Share
Class I                 $111,095,781             1,233,138           $   90.09
Class F                 $    198,063                 2,200           $   90.01**

--------------------------------------------------------------------------------
*  FEDERAL TAX DATA AS OF DECEMBER 31, 2007

     Undistributed ordinary income                                $   1,295,832
     Undistributed long-term gains                                $   1,901,539
     Unrealized appreciation                                      $  20,277,646

** NAV does not recalculate due to fractional shares outstanding.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
   Dividends                                                      $   2,732,906
   Foreign dividend taxes withheld                                     (274,390)
   Other income                                                             284
                                                                  -------------
                                                                      2,458,800
                                                                  -------------
EXPENSES
   Advisory fees                                                        316,108
   Custodian fees                                                       139,537
   Fund accounting fees                                                  71,368
   Administration fees                                                   56,448
   Professional fees                                                     16,417
   Royalty fee                                                           29,512
   Transfer agent fees                                                   12,116
   Directors' fees                                                        7,669
   Shareholder reporting fees                                             6,204
   12b-1 fees - Class F                                                       2
   Other expenses                                                         3,968
                                                                  -------------
                                                                        659,349
   Reimbursements and waivers                                          (123,092)
                                                                  -------------
                                                                        536,257
                                                                  -------------
NET INVESTMENT INCOME / (LOSS)                                        1,922,543
                                                                  -------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and foreign currency translations                              (2,124,027)
                                                                  -------------
Net change in unrealized appreciation /
   (depreciation) on investments
   and foreign currency translations                                (13,766,668)
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                           (15,890,695)
                                                                  -------------

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS                                        $ (13,968,152)
                                                                  =============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

                               Percent of Current
                                 Net Asset Value
--------------------------------------------------------------------------------
                                     Class I        Class F
Advisory       Administration        Expense        Expense       Reimbursements
   Fee               Fee            Limit(1)       Limit(1)         and Waivers
--------------------------------------------------------------------------------
 0.56%              0.10%             1.25%          1.45%           $123,092

(1) The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the Portfolio to the extent necessary, to limit all expenses to 0.95% for the I shares and 1.15% for the F shares of the average daily net assets of each respective share class until May 1, 2009.
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
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                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                          EAFE INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   For the Six
                                                                                  Months Ended        Year
                                                                                     June 30,        Ended
                                                                                   (Unaudited)     December 31,
                                                                                 ------------------------------
                                                                                     2008             2007
                                                                                 ------------------------------
OPERATIONS
   Net investment income / (loss)                                                $    1,922,543   $   1,079,434
   Net realized gain / (loss) on investments and foreign currency translations       (2,124,027)      2,131,638
   Net change in unrealized appreciation / (depreciation) on investments and
      foreign currency translations                                                 (13,766,668)       (475,273)
                                                                                 --------------   -------------
                                                                                    (13,968,152)      2,735,799
                                                                                 --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS (1)
Class I
   Net investment income                                                             (1,274,400)       (895,891)
   Net realized gain on investments                                                  (2,054,260)     (1,341,924)
Class F (2)
   Net investment income                                                                    (10)             --
   Net realized gain on investments                                                         (18)             --
                                                                                 --------------   -------------
                                                                                     (3,328,688)     (2,237,815)
                                                                                 --------------   -------------
FUND SHARE TRANSACTIONS
Class I
   Proceeds from shares sold                                                         21,348,241      78,722,812
   Reinvestment of distributions                                                      3,328,660       2,237,815
   Payments for shares redeemed                                                     (14,915,281)    (21,581,983)
                                                                                 --------------   -------------
                                                                                      9,761,620      59,378,644
                                                                                 --------------   -------------
Class F (2)
   Proceeds from shares sold                                                            197,242           1,000
   Reinvestment of distributions                                                             28              --
   Payments for shares redeemed                                                              (8)             --
                                                                                 --------------   -------------
                                                                                        197,262           1,000
                                                                                 --------------   -------------
NET INCREASE / (DECREASE) IN NET ASSETS                                              (7,337,958)     59,877,628
NET ASSETS
   Beginning of period                                                              118,631,802      58,754,174
                                                                                 --------------   -------------
   End of period                                                                 $  111,293,844   $ 118,631,802
                                                                                 ==============   =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                  $    1,655,536   $   1,007,403
                                                                                 ==============   =============
---------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS Class I
   Sold                                                                                 219,543         723,184
   Reinvestment of distributions                                                         36,236          22,385
   Redeemed                                                                            (154,985)       (208,760)
                                                                                 --------------   -------------
      Net increase / (decrease) from fund share transactions                            100,794         536,809
                                                                                 ==============   =============
FUND SHARE TRANSACTIONS Class F(2)
   Sold                                                                                   2,190              10
   Reinvestment of distributions                                                             --              --
   Redeemed                                                                                  --              --
                                                                                 --------------   -------------
      Net increase / (decrease) from fund share transactions                              2,190              10
                                                                                 ==============   =============
TOTAL COST OF PURCHASES OF:
   Preferred and Common Stocks                                                   $   36,353,421   $  91,683,042
                                                                                 --------------   -------------
                                                                                 $   36,353,421   $  91,683,042
                                                                                 ==============   =============
TOTAL PROCEEDS FROM SALES OF:
   Preferred and Common Stocks                                                   $   28,436,613   $  33,858,535
                                                                                 --------------   -------------
                                                                                 $   28,436,613   $  33,858,535
                                                                                 ==============   =============

(1)   TAX CHARACTER OF DISTRIBUTIONS PAID
      Ordinary income                                                            $    1,427,147   $   1,672,255
      Long-term capital gains                                                         1,901,541         565,560
                                                                                 --------------   -------------
                                                                                 $    3,328,688   $   2,237,815
                                                                                 ==============   =============
(2)   Class F Shares have been offered since December 17, 2007.
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                           LEHMAN AGGREGATE BOND INDEX PORTFOLIO
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

          Summit Lehman Aggregate Bond
                   Portfolio                Lehman Aggregate Bond Index

Mar-03              $10,000                           $10,000
                    $10,074                           $10,083
                    $10,272                           $10,271
Jun-03              $10,244                           $10,250
                    $ 9,853                           $ 9,906
                    $ 9,901                           $ 9,971
Sep-03              $10,172                           $10,235
                    $10,061                           $10,140
                    $10,076                           $10,164
Dec-03              $10,170                           $10,267
                    $10,249                           $10,350
                    $10,349                           $10,462
Mar-04              $10,419                           $10,540
                    $10,154                           $10,266
                    $10,110                           $10,225
Jun-04              $10,157                           $10,283
                    $10,246                           $10,385
                    $10,430                           $10,583
Sep-04              $10,455                           $10,612
                    $10,526                           $10,701
                    $10,445                           $10,615
Dec-04              $10,531                           $10,713
                    $10,594                           $10,780
                    $10,526                           $10,717
Mar-04              $10,480                           $10,662
                    $10,599                           $10,806
                    $10,703                           $10,923
Jun-05              $10,750                           $10,982
                    $10,654                           $10,882
                    $10,779                           $11,022
Sep-05              $10,656                           $10,908
                    $10,568                           $10,822
                    $10,603                           $10,870
Dec-05              $10,696                           $10,973
                    $10,696                           $10,974
                    $10,725                           $11,010
Mar-06              $10,626                           $10,902
                    $10,613                           $10,882
                    $10,601                           $10,871
Jun-06              $10,621                           $10,894
                    $10,748                           $11,041
                    $10,890                           $11,210
Sep-06              $10,977                           $11,309
                    $11,034                           $11,383
                    $11,149                           $11,516
Dec-06              $11,086                           $11,449
                    $11,122                           $11,444
                    $11,273                           $11,620
Mar-07              $11,271                           $11,621
                    $11,326                           $11,683
                    $11,230                           $11,595
Jun-07              $11,207                           $11,561
                    $11,318                           $11,657
                    $11,462                           $11,800
Sep-07              $11,533                           $11,889
                    $11,631                           $11,996
                    $11,890                           $12,212
Dec-07              $11,909                           $12,246
                    $12,108                           $12,452
                    $12,158                           $12,469
Mar-08              $12,225                           $12,512
                    $12,155                           $12,486
                    $12,045                           $12,394
Jun-08              $12,069                           $12,384

Summit Lehman Aggregate Bond Index Portfolio - Average Annual Total Return

                  1-Year         5-Year         Since Inception
                  ------         ------         ---------------
                   7.69%          3.33%              3.65%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

                               ------------------
                                 Portfolio Data
                               ------------------

Managers:                                                       Gary R. Rodmaker
                                                                Kevin P. Aug
Inception Date:                                                 April 1, 2003
Total Net Assets:                                               $50.28 Million
Number of Fixed Income Holdings:                                113
Effective Duration:                                             4.38 years
Average Maturity:                                               14.60 years
Average Credit Quality:                                         AAA/AAA
30-day SEC Yield:                                               4.19%

                              ---------------------
                                Quality Breakdown
                              ---------------------

                                                                  % of portfolio
                                                                  --------------
AAA                                                                     79%
AA                                                                       5%
A                                                                       12%
BBB                                                                      4%

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Mortgage & Asset Backed Securities                                         41.1%
U.S. Treasuries & Agency Obligations                                       31.6%
Corporate Bonds & Notes                                                    18.8%
Short-Term & Other                                                          8.5%

--------------------------------------------------------------------------------

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                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
LEHMAN AGGREGATE BOND INDEX PORTFOLIO
--------------------------------------------------------------------------------

Objective - Seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index (the "Index").

Strategy - The Summit Pinnacle Lehman Aggregate Bond Index Portfolio (the "Portfolio") will invest at least 80% of the value of its assets in obligations issued or guaranteed by the U.S. Government, publicly-traded debt securities rated BBB or BAA3 or higher by a national rating agency, or cash and cash equivalents. Up to 20% of the Portfolio's total assets may be invested in financial futures or options contracts. The Portfolio will not purchase bonds rated below investment grade.

Managers' Comments:

For the period ended June 30, 2008, the Summit Lehman Aggregate Bond Index Portfolio's total return was 1.34% (before the impact of any product or contract-level fees). This compares to a 1.13% total return for the Lehman Aggregate Bond Index. The difference of 0.21% is referred to as "tracking error" and is attributed to a number of factors, including the Portfolio's operating expenses. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services. Other factors include the fact that the Portfolio is only a sample of the Index verses a complete replication of the Index, the timing and size of cash flows into and out of the Portfolio and related holdings of cash and cash equivalents; and brokers' commissions or other trading costs, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

--------------------------------------------------------------------------------

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                                     Summit Mutual Funds, Inc. - Pinnacle Series
LEHMAN AGGREGATE BOND INDEX PORTFOLIO                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                  For the Six Months
                                                    Ended June 30,
                                                      (Unaudited)                   Year Ended December 31,
                                                  --------------------------------------------------------------------------
                                                        2008             2007       2006       2005       2004       2003(1)
                                                  --------------------------------------------------------------------------
Net asset value, beginning of period                  $  50.27         $  48.85   $  49.06   $  50.13   $  49.78    $  50.00
                                                      --------         --------   --------   --------   --------    --------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                         1.03             2.13       1.97       1.83       1.71(2)     1.32
   Net realized and unrealized gains / (losses)          (0.35)            1.40      (0.24)     (1.06)      0.03       (0.49)
                                                      --------         --------   --------   --------   --------    --------
Total from Investment Activities                          0.68             3.53       1.73       0.77       1.74        0.83
                                                      --------         --------   --------   --------   --------    --------

DISTRIBUTIONS:
   Net investment income                                 (1.18)           (2.11)     (1.94)     (1.84)     (1.39)      (1.05)
                                                      --------         --------   --------   --------   --------    --------
Total Distributions                                      (1.18)           (2.11)     (1.94)     (1.84)     (1.39)      (1.05)
                                                      --------         --------   --------   --------   --------    --------
Net asset value, end of period                        $  49.77         $  50.27   $  48.85   $  49.06   $  50.13    $  49.78
                                                      ========         ========   ========   ========   ========    ========
Total return                                              1.34%            7.43%      3.64%      1.57%      3.55%       1.70%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(3)          0.58%(4)         0.59%      0.59%      0.60%      0.60%       0.60%(4)
Ratio of expenses to average net assets - gross           0.58%(4)         0.59%      0.59%      0.63%      0.71%       1.10%(4)
Ratio of net investment income / (loss)
   to average net assets                                  4.24%(4)         4.24%      3.96%      3.54%      3.26%       2.83%(4)
Portfolio turnover rate                                  27.35%           23.61%     27.93%     15.93%     43.24%      31.94%(4)
Net assets, end of period (000's)                     $ 50,282         $ 44,496   $ 39,160   $ 37,657   $ 32,786    $ 10,296

(1)   Portfolio commenced operations on April 1, 2003.

(2)   Per share amounts are based on average shares outstanding.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(4)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
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Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                    LEHMAN AGGREGATE BOND INDEX PORTFOLIO
--------------------------------------------------------------------------------

June 30, 2008 (Unaudited)

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
U.S. TREASURY OBLIGATIONS - 21.3%
U.S. Treasury Bonds - 3.8%
   6.250%, 08/15/2023 (b)                           $    400,000   $    475,907
   5.500%, 08/15/2028 (b)                                500,000        558,008
   5.250%, 11/15/2028 (b)                                600,000        650,390
   6.125%, 08/15/2029 (b)                                200,000        241,234
                                                                   ------------
                                                                      1,925,539
                                                                   ------------
U.S. Treasury Notes - 17.5%
   3.375%, 12/15/2008                                    196,000        197,179
   5.500%, 05/15/2009                                    200,000        205,453
   6.000%, 08/15/2009 (b)                                750,000        779,121
   6.500%, 02/15/2010 (b)                                600,000        638,437
   4.000%, 04/15/2010 (b)                                400,000        410,188
   5.750%, 08/15/2010 (b)                                300,000        319,055
   4.250%, 01/15/2011 (b)                              1,175,000      1,219,246
   4.500%, 04/30/2012 (b)                                680,000        712,831
   3.875%, 02/15/2013 (b)                                650,000        666,250
   4.250%, 11/15/2013 (b)                                875,000        913,145
   4.000%, 02/15/2014 (b)                                600,000        618,797
   4.000%, 02/15/2015 (b)                                700,000        719,524
   4.875%, 08/15/2016 (b)                                750,000        804,082
   4.625%, 02/15/2017 (b)                                550,000        579,046
                                                                   ------------
                                                                      8,782,354
                                                                   ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $10,419,194)                                             10,707,893
                                                                   ------------

SOVEREIGN GOVERNMENT BONDS - 0.6%
   Province of New Brunswick
     6.750%, 08/15/2013                                  100,000        111,353
   Republic of Italy
     2.500%, 07/15/2008                                  200,000        199,934
                                                                   ------------
     TOTAL SOVEREIGN GOVERNMENT BONDS
       (Cost $309,886)                                                  311,287
                                                                   ------------
MORTGAGE BACKED SECURITIES - 40.9%
   Bank of America Commercial Mortgage, Inc.
     Series 2002-PB2, 6.186%, 06/11/2035                 500,000        513,607
     Series 2006-5, 5.390%, 09/10/2047                   690,000        654,042
     Series 2007-2, 5.867%, 04/10/2049                   550,000        522,918
   Bear Stearns Commercial Mortgage
      Securities, Inc.
     Series 2000-WF2, 7.110%, 10/15/2032                  22,336         22,362
     Series 2003-TOP12, 4.240%, 08/13/2039               350,000        345,416
     Series 2004-PWR5, 4.254%, 07/11/2042                551,383        547,816

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
MORTGAGE BACKED SECURITIES - 40.9% (Continued)
   Fannie Mae Pool
     Pool #615009, 5.000%, 12/01/2016               $    913,874   $    913,294
     Pool #639917, 5.000%, 11/01/2017                    150,638        150,495
     Pool #727360, 5.500%, 08/01/2018                    407,237        413,214
     Pool #828624, 5.000%, 06/01/2020                    505,837        502,670
     Pool #211487, 6.500%, 04/01/2023                     66,050         68,637
     Pool #653650, 6.500%, 08/01/2032                    338,976        350,498
     Pool #555591, 5.500%, 07/01/2033                    625,656        620,364
     Pool #722267, 5.500%, 07/01/2033                    791,853        785,157
     Pool #732114, 6.000%, 08/01/2033                    105,546        107,094
     Pool #357457, 5.500%, 11/01/2033                    719,682        713,596
     Pool #772646, 5.500%, 03/01/2034                    974,469        964,401
     Pool #840633, 6.000%, 06/01/2034                    589,813        599,755
     Pool #801322, 5.000%, 10/01/2034                    908,520        875,320
     Pool #824839, 5.500%, 06/01/2035                  1,254,033      1,239,900
     Pool #256101, 5.500%, 02/01/2036                    609,265        602,399
     Pool #745946, 5.500%, 11/01/2036                    936,371        924,648
     Pool #903724, 7.500%, 11/01/2036                    677,635        708,285
   Freddie Mac (Gold) Pool
     Pool #E9-6460, 5.000%, 05/01/2018                 1,022,842      1,020,455
     Pool #E9-9160, 4.500%, 09/01/2018                   397,564        388,669
     Pool #G1-1798, 5.000%, 11/01/2020                   664,216        659,345
     Pool #C7-6658, 5.000%, 02/01/2033                 1,095,261      1,056,264
     Pool #G0-8051, 5.000%, 04/01/2035                   675,931        649,964
     Pool #G0-8146, 6.000%, 08/01/2036                   838,293        847,969
     Pool #A6-6783, 6.000%, 10/01/2037                 1,866,544      1,887,506
   Ginnie Mae I Pool
     Pool #003583M 5.500%, 07/20/2034                    773,960        770,367
   J.P. Morgan Chase Commercial Mortgage Backed
     Security Corp.
     Series 2001-C1, 5.464%, 10/12/2035                  150,290        151,116
                                                                   ------------
     TOTAL MORTGAGE BACKED SECURITIES
       (Cost $20,116,304)                                            20,577,543
                                                                   ------------

ASSET BACKED SECURITIES - 0.2%
   Residential Asset Securities Corp.
     Series 2003-KS4, 4.610%, 06/25/2033                 122,072         89,437
                                                                   ------------
     TOTAL ASSET BACKED SECURITIES
       (Cost $120,646)                                                   89,437
                                                                   ------------
U.S. GOVERNMENT AGENCY ISSUES - 10.3%
   Fannie Mae
     5.050%, 02/07/2011                                1,300,000      1,351,245
     6.000%, 05/15/2011                                  300,000        319,454
     6.125%, 03/15/2012                                  550,000        591,235
   Federal Farm Credit Bank
     4.250%, 02/01/2012                                  750,000        759,116
   Freddie Mac
     5.750%, 03/15/2009                                  200,000        204,056
     7.000%, 03/15/2010                                1,300,000      1,384,343
     3.250%, 02/25/2011                                  300,000        298,386
     4.125%, 12/21/2012                                  250,000        250,863
                                                                   ------------
     TOTAL U.S. GOVERNMENT AGENCY ISSUES
       (Cost $5,755,922)                                              5,158,698
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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  100
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                                     Summit Mutual Funds, Inc. - Pinnacle Series
LEHMAN AGGREGATE BOND INDEX PORTFOLIO                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
CORPORATE BONDS - 18.8%
Consumer Discretionary - 1.0%
   Johnson Controls, Inc.
     5.250%, 01/15/2011                             $    200,000   $    202,255
   McDonalds Corp.
     4.300%, 03/01/2013 (b)                              100,000         98,969
   TCI Communications, Inc.
     8.750%, 08/01/2015                                  100,000        113,038
   Thomson Reuters Corp.
     6.200%, 01/05/2012                                  100,000        101,612
                                                                   ------------
                                                                        515,874
                                                                   ------------
Consumer Staples - 1.7%
   Campbell Soup Co.
     5.875%, 10/01/2008 (b)                              230,000        231,645
   Cargill, Inc.
     5.000%, 11/15/2013 (a)                              250,000        244,709
   Coca Cola Co.
     5.350%, 11/15/2017                                  100,000        100,799
   Wal Mart Stores, Inc.
     6.500%, 08/15/2037                                  250,000        257,288
                                                                   ------------
                                                                        834,441
                                                                   ------------
Energy - 3.2%
   Apache Corp.
     5.625%, 01/15/2017 (b)                              100,000        101,179
   Colonial Pipeline Co.
     7.750%, 11/01/2010 (a)                              375,000        400,588
     6.580%, 08/28/2032 (a)                              100,000        101,164
   Conoco Funding Co.
     6.350%, 10/15/2011                                   80,000         84,604
   Devon Financing Corp ULC
     6.875%, 09/30/2011 (b)                              280,000        297,181
   Public Service of North Carolina, Inc.
     6.625%, 02/15/2011                                  180,000        187,814
   Suncor Energy, Inc.
     6.500%, 06/15/2038                                  250,000        242,527
   XTO Energy, Inc.
     4.625%, 06/15/2013                                  200,000        193,340
                                                                   ------------
                                                                      1,608,397
                                                                   ------------
Financials - 4.3%
   American General Finance Corp.
     5.375%, 09/01/2009 (b)                              210,000        209,765
   Bank of America Corp.
     5.750%, 12/01/2017                                  100,000         93,912
   Camden Property Trust
     5.875%, 11/30/2012                                  100,000         95,740
   Caterpillar Financial Services Corp.
     4.850%, 12/07/2012                                  100,000         99,704
   Citigroup, Inc.
     6.125%, 05/15/2018                                  100,000         95,697
   Deutsche Bank AG
     4.875%, 05/20/2013                                  150,000        147,556
   General Electric Capital Corp.
     6.125%, 02/22/2011 (b)                              250,000        261,205
   Goldman Sachs Group, Inc.
     5.350%, 01/15/2016 (b)                              200,000        190,410

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
Financials - 4.3% (Continued)
   JP Morgan Chase & Co.
     4.750%, 05/01/2013                             $    250,000   $    242,965
   Metropolitan Life Global Funding
     5.125%, 04/10/2013 (a)                              100,000         98,469
   Morgan Stanley
     6.625%, 04/01/2018                                  250,000        236,881
   The Progressive Corp.
     6.375%, 01/15/2012                                  165,000        173,168
   U.S. Bank NA
     4.950%, 10/30/2014 (b)                              100,000         98,590
   Wells Fargo & Co
     4.375%, 01/31/2013                                  125,000        121,038
                                                                   ------------
                                                                      2,165,100
                                                                   ------------
Health Care - 1.3%
   AstraZeneca PLC
     6.450%, 09/15/2037                                  350,000        356,317
   C.R. Bard, Inc.
     6.700%, 12/01/2026                                  250,000        254,807
   Pharmacia Corp.
     5.875%, 12/01/2008 (e)                               50,000         50,643
                                                                   ------------
                                                                        661,767
                                                                   ------------
Industrials - 4.5%
   Chevron Phillips Chemical Company LLC
     7.000%, 03/15/2011                                  200,000        210,256
   CSX Corp.
     4.875%, 11/01/2009                                  180,000        180,245
   Deere & Co.
     6.550%, 10/01/2028                                  250,000        259,981
   Eaton Corp.
     5.750%, 07/15/2012                                  439,000        448,954
   Emerson Electric Co.
     4.750%, 10/15/2015                                  200,000        194,949
   Honeywell International, Inc.
     7.500%, 03/01/2010                                  108,000        114,917
     4.250%, 03/01/2013                                  100,000         98,582
   Lockheed Martin Corp.
     7.200%, 05/01/2036 (b)                              150,000        168,884
   Masco Corp.
     5.875%, 07/15/2012                                  180,000        171,886
   Pitney Bowes, Inc.
     5.750%, 09/15/2017 (b)                              180,000        178,968
   United Parcel Service, Inc.
     6.200%, 01/15/2038                                  250,000        253,396
                                                                   ------------
                                                                      2,281,018
                                                                   ------------
Information Technology - 1.0%
   Cisco Systems, Inc.
     5.250%, 02/22/2011                                  250,000        257,397
   Oracle Corp. / Ozark Holdings, Inc.
     5.250%, 01/15/2016                                  250,000        245,993
                                                                   ------------
                                                                        503,390
                                                                   ------------
Materials - 0.3%
   Alcoa, Inc.
     5.720%, 02/23/2019                                  149,000        138,216
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
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                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                    LEHMAN AGGREGATE BOND INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
                                                    ---------------------------
Telecommunication Services - 0.7%
   GTE Corp.
     7.510%, 04/01/2009 (b)                         $    180,000   $    184,813
     6.940%, 04/15/2028                                   80,000         79,200
   Verizon Communications, Inc.
     4.350%, 02/15/2013 (b)                              100,000         96,205
                                                                   ------------
                                                                        360,218
                                                                   ------------
Utilities - 0.8%
   Connecticut Light & Power Co.
     5.650%, 05/01/2018                                  200,000        197,347
   Exelon Generation Co. LLC
     5.350%, 01/15/2014                                  230,000        220,559
                                                                   ------------
                                                                        417,906
                                                                   ------------
     TOTAL CORPORATE BONDS
        (Cost $9,730,459)                                             9,486,327
                                                                   ------------

                                                       PRINCIPAL
                                                          SHARES          VALUE
                                                    ---------------------------
INVESTMENT COMPANIES - 6.0%
   iShares Lehman Aggregate Bond Fund                     30,000   $  3,012,000
     TOTAL INVESTMENT COMPANIES
       (Cost $3,080,007)                                              3,012,000

SHORT TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
   Northern U.S. Government Select Money
     Market Fund - 0.6%                                  299,589        299,589
                                                                   ------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $299,589)                                                  299,589
                                                                   ------------
Total Investments (Cost $49,832,007) (d) - 98.7%                     49,642,774
Northern Institutional Liquid Assets
   Portfolio (c) - 20.2%                                             10,150,076
Liabilities in Excess of Other Assets - (18.9%)                      (9,511,303)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 50,281,547
                                                                   ============

--------------------------------------------------------------------------------
(a) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.

(b)   All or a portion of this security is out on loan.

(c) This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $11,822,122, $10,150,076, and $2,107,877, respectively.

(d) For federal income tax purposes, cost is $49,832,106 and gross unrealized appreciation and depreciation of securities as of June 30, 2008 was $566,386 and ($755,718), respectively, with a net appreciation / (depreciation) of ($189,332).

(e)   Variable rate security.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

            FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                               Investments in
Description                                                      Securities
-----------------------------------------------------------------------------
Level 1 - Quoted prices                                        $   24,169,558
Level 2 - Other significant observable inputs                      35,623,292
Level 3 - Significant unobservable inputs                                  --
                                                               --------------
Total                                                          $   59,792,850
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
LEHMAN AGGREGATE BOND INDEX PORTFOLIO                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS
   Investments in securities, at value                             $ 49,642,774
   Collateral for securities loaned,
     at fair value                                                   10,150,076
   Receivables:
     Shares sold                                                        175,686
     Interest and dividends                                             501,909
   Prepaid expenses and other                                             1,268
                                                                   ------------
                                                                     60,471,713
                                                                   ------------
LIABILITIES
   Payables:
     Payable upon return of securities loaned                        10,150,076
     Shares redeemed                                                      1,496
     Professional fees                                                    9,742
     Fund accounting fees                                                 5,561
     Advisory fees                                                       12,377
     Administration fees                                                  4,126
     Custodian fees                                                       1,624
     Directors' fees                                                        104
     Other accrued expenses                                               5,060
                                                                   ------------
                                                                     10,190,166
                                                                   ------------
NET ASSETS*
   Paid-in capital                                                   50,591,026
   Accumulated undistributed net investment
     income / (loss)                                                    173,655
   Accumulated net realized gain / (loss)
     on investments                                                    (293,901)
   Net unrealized appreciation / (depreciation)
     on investments                                                    (189,233)
                                                                   ------------
                                                                   $ 50,281,547
                                                                   ============

Investments at cost                                                $ 49,832,007
Shares authorized - Class I ($.10 par value)                         20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                Shares                 NAV
Share Class              Net Assets          Outstanding             Per Share
Class I                 $ 50,281,547          1,010,180              $  49.77

--------------------------------------------------------------------------------
* FEDERAL TAX DATA AS OF DECEMBER 31, 2007

   Undistributed ordinary income                                   $    281,959
   Unrealized appreciation                                         $    406,409

                 Capital Loss Carryforward Expiring December 31:
-------------------------------------------------------------------------------
     2011                   2012                  2013                   2014
  ---------              ---------              ---------             ----------
  $(27,690)              $(58,001)              $(75,489)             $(217,251)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
   Interest                                                        $  1,114,135
   Dividends                                                             59,356
   Other income                                                          28,293
                                                                   ------------
                                                                      1,201,784
                                                                   ------------
EXPENSES
   Advisory fees                                                         74,720
   Administration fees                                                   24,907
   Fund accounting fees                                                  16,494
   Professional fees                                                     10,816
   Transfer agent fees                                                    7,987
   Directors' fees                                                        3,304
   Shareholder reporting fees                                             2,355
   Custodian fees                                                         2,778
   Other expenses                                                         1,901
                                                                   ------------
                                                                        145,262
                                                                   ------------
NET INVESTMENT INCOME / (LOSS)                                        1,056,522
                                                                   ------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments                             84,629
                                                                   ------------
   Net change in unrealized appreciation /
     (depreciation) on investments                                     (595,741)
                                                                   ------------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                                       (511,112)
                                                                   ------------

NET INCREASE / (DECREASE) IN
   NET ASSETS FROM OPERATIONS                                      $    545,410
                                                                   ============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

                    Percent of Current
                      Net Asset Value
------------------------------------------------------------------
    Advisory                 Administration                Expense
       Fee                         Fee                      Limit
------------------------------------------------------------------
      0.30%                       0.10%                     0.60%
--------------------------------------------------------------------------------

The accompanying notes are in integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
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                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                       LEHMAN AGGREGATE BOND INDEX PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Six
                                                    Months Ended       Year
                                                      June 30,         Ended
                                                    (Unaudited)    December 31,
                                                    ---------------------------
                                                        2008           2007
                                                    ---------------------------
OPERATIONS
   Net investment income / (loss)                   $  1,056,522   $  1,765,409
   Net realized gain / (loss) on investments              84,629        120,051
   Net change in unrealized appreciation /
     (depreciation) on investments                      (595,741)     1,151,263
                                                    ------------   ------------
                                                         545,410      3,036,723
                                                    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                              (1,164,826)    (1,780,425)
                                                    ------------   ------------
                                                      (1,164,826)    (1,780,425)
                                                    ------------   ------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                          16,029,439     11,062,969
   Reinvestment of distributions                       1,164,826      1,780,425
   Payments for shares redeemed                      (10,788,924)    (8,764,517)
                                                    ------------   ------------
                                                       6,405,341      4,078,877
                                                    ------------   ------------

NET INCREASE / (DECREASE) IN NET ASSETS                5,785,925      5,335,175
NET ASSETS
   Beginning of period                                44,495,622     39,160,447
                                                    ------------   ------------
   End of period                                    $ 50,281,547   $ 44,495,622
                                                    ============   ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME     $    173,655   $    281,959
                                                    ============   ============

--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
   Sold                                                  315,683        225,418
   Reinvestment of distributions                          23,166         36,450
   Redeemed                                             (213,806)      (178,351)
                                                    ------------   ------------
     Net increase / (decrease) from fund share
       transactions                                      125,043         83,517
                                                    ============   ============
TOTAL COST OF PURCHASES OF:
   Preferred and Common Stocks                      $  3,080,007   $    499,750
   U.S. Government Securities                          8,013,667     12,149,168
   Corporate Bonds                                     3,182,151      1,379,066
   Asset Backed Securities                             5,193,584        695,445
                                                    ------------   ------------
                                                    $ 19,469,409   $ 14,723,429
                                                    ============   ============
TOTAL PROCEEDS FROM SALES OF:
   Preferred and Common Stocks                      $         --   $  1,653,429
   U.S. Government Securities                         10,130,241      5,822,943
   Corporate Bonds                                     1,709,527      1,245,191
   Asset Backed Securities                             1,557,215        891,647
                                                    ------------   ------------
                                                    $ 13,396,983   $  9,613,210
                                                    ============   ============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                  $  1,164,826   $  1,780,425
                                                    ------------   ------------
                                                    $  1,164,826   $  1,780,425
                                                    ============   ============
--------------------------------------------------------------------------------

The accompanying notes are in integral part of the financial statements.

--------------------------------------------------------------------------------

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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                              INFLATION PROTECTED PLUS PORTFOLIO
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         Summit Inflation Protected                Lehman U.S. TIPS (Treasury
               Plus Portfolio                    Inflation Protection Security)

                   $10,000                                   $10,000
Dec-06             $10,018                                   $10,000
Jan-07             $10,022                                   $10,014
Feb-07             $10,217                                   $10,227
Mar-07             $10,235                                   $10,252
Apr-07             $10,303                                   $10,324
May-07             $10,178                                   $10,190
Jun-07             $10,174                                   $10,174
Jul-07             $10,393                                   $10,405
Aug-07             $10,474                                   $10,496
Sep-07             $10,605                                   $10,636
Oct-07             $10,724                                   $10,755
Nov-07             $11,129                                   $11,182
Dec-07             $11,099                                   $11,164
Jan-08             $11,545                                   $11,606
Feb-08             $11,652                                   $11,749
Mar-08             $11,669                                   $11,742
Apr-08             $11,404                                   $11,494
May-08             $11,427                                   $11,532
Jun-08             $11,607                                   $11,709

                    Summit Inflation Portfolio - Total Return

                    1-Year                   Since Inception
                    ------                   ---------------
                    14.09%                        10.42%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

                               ------------------
                                 Portfolio Data
                               ------------------

Managers:                                                     Gary R. Rodmaker
                                                              Michael J. Schultz
                                                              D. Scott Keller
Inception Date:                                               December 28, 2006
Total Net Assets:                                             $10.18 Million
Number of Fixed
   Income Holdings:                                           26
Effective Duration:                                           5.19 years
Average Maturity:                                             9.02 years
Average Credit Quality:                                       GOV/GOV
30-day SEC Yield:                                             7.28%

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Short Term                                                                 36.5%
Intermediate Term                                                          35.4%
Long Term                                                                  28.1%

--------------------------------------------------------------------------------

                                                                         -------
                                                                           105
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
INFLATION PROTECTED PLUS PORTFOLIO
--------------------------------------------------------------------------------

Objective - Seeks to maximize real levels of current income consistent with reasonable investment risk, by investing primarily in inflation adjusted fixed income securities.

Strategy - The Inflation Protected Plus Portfolio (the "Portfolio") seeks to achieve its objective by investing under normal circumstances at least 80% of the value of its assets in inflation protected fixed income securities. Up to 20% of the Portfolio's assets may be invested in fixed income securities that are not inflation indexed, including unrated or below investment-grade bonds, convertible debt securities, convertible preferred and preferred stocks, or other securities.

Managers' Comments:

The Summit Inflation Protected Plus Portfolio had a total return of 4.58% (before the impact of any product or contract level fees) for the six months ended June 30, 2008, compared to a total return of 4.88% for the Lehman Brothers U.S. Treasury Inflation Protected Securities ("TIPs") Index. The primary reason that the Portfolio underperformed the Index is because the Portfolio has expenses and trading costs that the Index does not. In addition, the Portfolio maintains a small cash position to manage cash inflows and outflows of the fund.

Treasury rates declined slightly during the first half of 2008, as a slower economy and the ongoing credit crunch prompted investors to seek the safety of Treasury securities. However, the shape of the yield curve steepened, as the fear of future inflation kept longer term Treasury rates from declining. For the period, 2 year Treasury rates declined from 3.05% to 2.62%, while 10 year Treasury rates declined from 4.02% to 3.97%. Meanwhile, the 30 year Treasury rate increased from 4.45% to 4.52%.

The annual rate of inflation, as measured by the Consumer Price Index for Urban Consumers, rose to 5.0% at June 30, 2008. This compares to a rate of 4.1% at December 31, 2007. The increase in inflation has largely been driven by higher commodity and energy prices. The higher costs are spreading into other parts of the economy by affecting component and transportation costs, as well. Core inflation however, which excludes food and energy, advanced at a more moderate annual rate of 2.4% at June 30, 2008. Core inflation advanced at the same rate of 2.4% for the year ended December 31, 2007.

The difference between the yield on a 10 year Treasury bond and the yield on a 10 year TIPs bond, ranged between 2.25% and 2.65% during the first half of 2008, ending the period at about 2.60%. The implication is that the market expects inflation to average a more modest 2.2% to 2.7% over the next 10 years. This expectation is slightly higher than the levels seen in 2007.

The Portfolio is comprised primarily of U.S. Treasury Inflation Protected Securities and maintained an intermediate duration throughout the year. The combination of lower interest rates, higher reported inflation and a modest expectation for future inflation combined to provide a higher return for TIPs than for similar US Treasury securities.

--------------------------------------------------------------------------------

-------
  106
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
INFLATION PROTECTED PLUS PORTFOLIO                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                    For the Six
                                                    Months Ended       Year          Period
                                                      June 30,        Ended          Ended
                                                    (Unaudited)    December 31,   December 31,
                                                    ------------------------------------------
                                                        2008          2007          2006(1)
                                                    ------------------------------------------
Net asset value, beginning of period                $  53.00         $  50.09     $ 50.00
                                                    --------         --------     -------

INVESTMENT ACTIVITIES:
   Net investment income / (loss)                       2.04(2)          2.64          --
   Net realized and unrealized gains / (losses)         0.38             2.59        0.09
                                                    --------         --------     -------
Total from Investment Activities                        2.42             5.23        0.09
                                                    --------         --------     -------

DISTRIBUTIONS:

   Net investment income                               (1.11)           (2.32)         --
                                                    --------         --------     -------
Total Distributions                                    (1.11)           (2.32)         --
                                                    --------         --------     -------
Net asset value, end of period                      $  54.31         $  53.00     $ 50.09
                                                    ========         ========     =======
Total return                                            4.58%           10.80%       0.18%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (3)       0.75%(4)         0.75%       0.75%(4)
Ratio of expenses to average net assets - gross         2.43%(4)         5.27%      33.70%(4)
Ratio of net investment income / (loss)
   to average net assets                                7.72%(4)         5.19%      (2.28)%(4)
Portfolio turnover rate                                93.21%            8.46%       0.00%
Net assets, end of period (000's)                   $ 10,180         $  1,157     $ 1,002

(1)   Portfolio commenced operations on December 28, 2006.

(2)   Per share amounts are based on average shares outstanding.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(4)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                           107
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                       INFLATION PROTECTED PLUS PORTFOLIO
--------------------------------------------------------------------------------

June 30, 2008 (Unaudited)

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
                                                      --------------------------
U.S. TREASURY OBLIGATIONS (a) - 92.8%
U.S. Treasury Bonds - 35.2%
      3.375%, 01/15/2012                               $133,055   $     146,880
      1.875%, 07/15/2013                                397,599         420,337
      2.375%, 01/15/2017                                330,162         357,375
      2.375%, 01/15/2025                                524,142         549,694
      2.000%, 01/15/2026                                400,408         396,998
      2.375%, 01/15/2027                                287,561         301,467
      1.750%, 01/15/2028                                143,531         136,556
      3.625%, 04/15/2028                                351,901         439,135
      3.875%, 04/15/2029                                561,795         730,026
      3.375%, 04/15/2032                                 84,702         106,586
                                                                  -------------
                                                                      3,585,054
                                                                  -------------
U.S. Treasury Notes - 57.6%
      3.875%, 01/15/2009                                327,408         337,895
      4.250%, 01/15/2010                                280,850         301,211
      0.875%, 04/15/2010                                538,522         547,820
      3.500%, 01/15/2011                                308,529         335,863
      2.375%, 04/15/2011                                373,321         395,574
      2.000%, 04/15/2012                                301,655         318,246
      3.000%, 07/15/2012                                471,847         518,184
      0.625%, 04/15/2013                                167,665         167,049
      2.000%, 01/15/2014                                354,529         376,383
      2.000%, 07/15/2014                                393,123         417,478
      1.625%, 01/15/2015                                478,049         493,697
      1.875%, 07/15/2015                                331,263         346,869
      2.000%, 01/15/2016                                335,484         353,359
      2.500%, 07/15/2016                                451,996         493,876
      2.625%, 07/15/2017                                170,990         188,863
      1.625%, 01/15/2018                                266,557         270,785
                                                                  -------------
                                                                      5,863,152
                                                                  -------------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $9,389,482)                                            9,448,206
                                                                  -------------

                                                         SHARES           VALUE
                                                        -----------------------
SHORT TERM INVESTMENTS - 2.6%
Money Market Funds 2.6%
   Northern U.S. Government Select Money Market Fund    258,780   $     258,780
                                                                  -------------

      TOTAL SHORT TERM INVESTMENTS
         (Cost $258,780)                                                258,780
                                                                  -------------
Total Investments (Cost $9,648,262) (b) - 95.4%                       9,706,986
                                                                  -------------
Other Assets in Excess of Liabilities - 4.6%                            472,793
                                                                  -------------
TOTAL NET ASSETS - 100.0%                                         $  10,179,779
                                                                  =============

--------------------------------------------------------------------------------
(a)   Inflation protected security.

(b) For federal income tax purposes, cost is $9,648,262 and gross unrealized appreciation and depreciation of securities as of June 30, 2008, was $90,756 and ($32,032) respectively, with a net appreciation / (depreciation) of $58,724.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                                  Investments in
Description                                                         Securities
--------------------------------------------------------------------------------
Level 1 - Quoted prices                                           $   9,706,986
Level 2 - Other significant observable inputs                                --
Level 3 - Significant unobservable inputs                                    --
                                                                  -------------
Total                                                             $   9,706,986
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
INFLATION PROTECTED PLUS PORTFOLIO                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS
   Investments in securities, at value                            $   9,706,986
   Receivables:
      Shares sold                                                       712,984
      Interest and dividends                                             80,697
   Receivable from adviser                                               14,875
   Prepaid expenses and other                                                39
                                                                  -------------
                                                                     10,515,581
                                                                  -------------
LIABILITIES
   Payables:
      Investment securities purchased                                   265,614
      Shares redeemed                                                    55,689
      Professional fees                                                   8,925
      Fund accounting fees                                                2,753
      Transfer agent fees                                                 2,473
      Custodian fees                                                         70
      Directors' fees                                                         8
      Other accrued expenses                                                270
                                                                  -------------
                                                                        335,802
                                                                  -------------
NET ASSETS*
   Paid-in capital                                                   10,033,093
   Accumulated undistributed net investment income / (loss)              52,262
   Accumulated net realized gain / (loss) on investments                 35,700
   Net unrealized appreciation / (depreciation) on investments           58,724
                                                                  -------------
                                                                  $  10,179,779
                                                                  =============

Investments at cost                                               $   9,648,262
Shares authorized - Class I ($.10 par value)                         20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                               Shares                   NAV
Share Class             Net Assets           Outstanding             per share
Class I                $10,179,779             187,439                $54.31

-------------------------------------------------------------------------------
* FEDERAL TAX DATA AS OF DECEMBER 31, 2007

   Undistributed ordinary income                                  $       7,007
   Unrealized appreciation                                        $      57,099

                Capital Loss Carryforward Expiring December 31:
--------------------------------------------------------------------------------
 2015
------
$(765)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
   Interest                                                       $     115,207
   Dividends                                                                990
                                                                  -------------
                                                                        116,197
                                                                  -------------
EXPENSES
   Professional fees                                                      9,653
   Fund accounting fees                                                   7,982
   Transfer agent fees                                                    6,887
   Advisory fees                                                          6,863
   Administration fees                                                    1,373
   Custodian fees                                                           146
   Directors' fees                                                          191
   Shareholder reporting fees                                                80
   Other expenses                                                           230
                                                                  -------------
                                                                         33,405
   Reimbursements and waivers                                           (23,110)
                                                                  -------------
                                                                         10,295
                                                                  -------------
NET INVESTMENT INCOME / (LOSS)                                          105,902
                                                                  -------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments                             36,465
                                                                  -------------
   Net change in unrealized appreciation / (depreciation) on
      investments                                                         1,625
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                                38,090
                                                                  -------------

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS           $     143,992
                                                                  =============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

               Percent of Current
               Net Asset Value
-------------------------------------------------------
Advisory              Administration            Expense           Reimbursements
  Fee                     Fee                    Limit             and Waivers
--------------------------------------------------------------------------------
 0.50%                   0.10%                   0.75%               $23,110
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                           109
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                          INFLATION PROTECTED PLUS PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                     For the Six
                                                     Months Ended       Year
                                                       June 30,        Ended
                                                      (Unaudited)   December 31,
                                                     ---------------------------
                                                         2008           2007
                                                     ---------------------------
OPERATIONS
   Net investment income / (loss)                    $    105,902   $    54,122
   Net realized gain / (loss) on investments               36,465          (765)
   Net change in unrealized appreciation /
      (depreciation) on investments                         1,625        55,056
                                                     ------------   -----------
                                                          143,992       108,413
                                                     ------------   -----------

DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                  (60,647)      (47,115)
                                                     ------------   -----------
                                                          (60,647)      (47,115)
                                                     ------------   -----------

FUND SHARE TRANSACTIONS
   Proceeds from shares sold                           10,859,035        47,188
   Reinvestment of distributions                           60,647        47,115
   Payments for shares redeemed                        (1,980,597)         (107)
                                                     ------------   -----------
                                                        8,939,085        94,196
                                                     ------------   -----------

NET INCREASE / (DECREASE) IN NET ASSETS                 9,022,430       155,494
NET ASSETS
   Beginning of period                                  1,157,349     1,001,855
                                                     ------------   -----------
   End of period                                     $ 10,179,779   $ 1,157,349
                                                     ============   ===========
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME      $     52,262   $     7,007
                                                     ============   ===========

--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
   Sold                                                   200,956           898
   Reinvestment of distributions                            1,123           942
   Redeemed                                               (36,478)           (2)
                                                     ------------   -----------
     Net increase / (decrease) from fund share
        transactions                                      165,601         1,838
                                                     ============   ===========
TOTAL COST OF PURCHASES OF:
   U.S. Government Securities                        $ 10,520,798   $    89,067
                                                     ------------   -----------
                                                     $ 10,520,798   $    89,067
                                                     ============   ===========
TOTAL PROCEEDS FROM SALES OF:
   U.S. Government Securities                        $  2,827,750   $    86,777
                                                     ------------   -----------
                                                     $  2,827,750   $    86,777
                                                     ============   ===========
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                   $     60,647   $    47,115
                                                     ------------   -----------
                                                     $     60,647   $    47,115
                                                     ============   ===========
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                  LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

       Summit Lifestyle ETF Market
        Strategy Target Portfolio    Lehman Aggregate Bond Index   S&P 500 Index

                 $10,000                       $10,000                $10,000
Dec-06           $ 9,968                       $10,000                $ 9,955
Jan-07           $10,094                       $ 9,996                $10,106
Feb-07           $10,050                       $10,150                $ 9,908
Mar-07           $10,136                       $10,150                $10,019
Apr-07           $10,416                       $10,205                $10,463
May-07           $10,586                       $10,127                $10,828
Jun-07           $10,470                       $10,097                $10,648
Jul-07           $10,292                       $10,182                $10,318
Aug-07           $10,392                       $10,306                $10,472
Sep-07           $10,684                       $10,385                $10,864
Oct-07           $10,872                       $10,478                $11,037
Nov-07           $10,634                       $10,666                $10,575
Dec-07           $10,524                       $10,696                $10,502
Jan-08           $10,162                       $10,876                $ 9,872
Feb-08           $10,014                       $10,891                $ 9,551
Mar-08           $10,005                       $10,928                $ 9,510
Apr-08           $10,343                       $10,905                $ 9,973
May-08           $10,405                       $10,825                $10,102
Jun-08           $ 9,818                       $10,817                $ 9,251

               Summit ETF Market Target Portfolio - Total Return

                    1-Year                    Since Inception
                    ------                    ---------------
                    -6.23%                        -1.21%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

                               ------------------
                                 Portfolio Data
                               ------------------

Managers:                                                 James McGlynn
                                                          D. Scott Keller
                                                          Gary R. Rodmaker
                                                          Michael J. Schultz
                                                          Steven R. Sutermeister
Inception Date:                                           December 28, 2006
Total Net Assets:                                         $13.22 Million
Number of Equity Holdings:                                10

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equities                                                          49.0%
Fixed Income                                                               35.4%
International Equities                                                     14.1%
Cash                                                                        1.5%

--------------------------------------------------------------------------------

                                                                         -------
                                                                           111
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO
--------------------------------------------------------------------------------

Objective - Seeks primarily to provide capital growth and secondarily investment income by investing primarily in a portfolio of various exchange traded funds ("ETFs") representing different market exposures.

Strategy - The Lifestyle ETF Market Strategy Target Portfolio (the "Portfolio") is a "fund of funds" that pursues its investment objective through asset allocation and fund selection. Under normal market conditions, substantially all of the value of the Portfolio's total assets will be invested in ETFs and U.S. Treasury Bills.

Managers' Comments:

For the six month period ended June 30, 2008 the Lifestyle ETF Market Strategy Target Portfolio returned -6.71 % (before the impact of any product or contract fees and expenses) versus -11.91 % for the Standard & Poor's 500 Stock Index (S&P 500) and -6.71% for the hybrid index ("benchmark") comprised of 60% of the S&P 500 and 40% of Lehman Brothers U.S. Aggregate Index return.

The Lifestyle Portfolio matched the benchmark in a down period for stocks for a few reasons. While the Lifestyle Fund had a greater exposure to equities than the benchmark throughout the period, the selection of equity sectors such as mid cap and small cap stocks added to relative performance as those sectors declined less than their large cap counterparts. The exposure to international equities that only slightly outperformed domestic equities had marginal positive impact on the overall portfolio.

The worst contributor to performance in the portfolio was the allocation to large cap value stocks which declined 15.8% due to the financial subsector. Large cap growth stocks (-8.1%) and international stocks (-10.9%) also fell during the period. Fixed income was a positive contributor as both the Lehman Index ETF (+1.1%) and the Treasury Inflation Protected Securities (TIPS) ETF (+4.8%) rose.

Because there were eleven funds representing different asset classes in the Portfolio, there were multiple re-allocations throughout the period. The chief movement was a gradual increase in equity exposure (63% to 65%) with an emphasis on domestic stocks (46% to 52%) and a reduction in international stocks (16% to 13%). Fixed income investments were reduced slightly from 35% to 33%. Given the weakening U.S. economy, heightened inflationary concerns, the nationwide decline in home prices, and poor equity market returns late in the period, both the Federal Reserve (providing liquidity via low short-term interest rates and access to new liquidity facilities for financial institutions) and Congress (tax rebate stimulus program) are undertaking efforts to calm investor fears and grow the economy. At June 30, the weightings in the major categories were as follows:
Domestic Equities - 52%; International Equities - 13%; Fixed Income - 33%; and Cash - 2%.

--------------------------------------------------------------------------------

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  112
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

                                                          For the Six
                                                         Months Ended
                                                            June 30,               Year
                                                          (Unaudited)       Ended December 31,
                                                         ---------------------------------------------
                                                            2008             2007         2006(1)
                                                         ---------------------------------------------
Net asset value, beginning of period                     $    52.62      $     49.84     $  50.00
                                                         ----------      -----------     --------

INVESTMENT ACTIVITIES:
   Net investment income / (loss)                              0.54(2)          2.33(2)        --
   Net realized and unrealized gains / (losses)               (4.07)            0.45        (0.16)
                                                         ----------      -----------     --------
Total from Investment Activities                              (3.53)            2.78        (0.16)
                                                         ----------      -----------     --------

DISTRIBUTIONS:
   Net investment income                                      (0.25)                           --
   Net realized gains                                         (0.01)              --           --
                                                         ----------      -----------     --------
Total Distributions                                           (0.26)              --           --
                                                         ----------      -----------     --------
Net asset value, end of period                           $    48.83      $     52.62     $  49.84
                                                         ==========      ===========     ========
Total return                                                  -6.71%            5.58%       -0.32%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (3)              0.75%(4)         0.75%        0.75%(4)
Ratio of expenses to average net assets - gross                1.06%(4)         4.09%      220.56%(4)
Ratio of net investment income / (loss) to
   average net assets                                          2.16%(4)         4.46%       (0.59%)(4)
Portfolio turnover rate                                       35.90%           17.02%        0.00%
Net assets, end of period (000's)                        $   13,217      $     4,686     $    150

(1)   Portfolio commenced operations on December 28, 2006.

(2)   Per share amounts are based on average shares outstanding.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(4)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                           113
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS           LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO
--------------------------------------------------------------------------------

June 30, 2008 (Unaudited)
                                                           SHARES         VALUE
                                                    ---------------------------
INVESTMENT COMPANIES - 95.9%
   iShares iBoxx $ High Yield Corporate
     Bond Fund                                              5,623   $   528,562
   iShares Lehman Aggregate Bond Fund                      35,341     3,548,236
   iShares Lehman U.S. Treasury Inflation
     Protected Securities Fund                                936       100,948
   iShares MSCI EAFE Index Fund                            22,867     1,570,963
   iShares Russell 2000 Index Fund                          5,654       390,296
   iShares S&P 500 Growth Index Fund                       45,023     2,873,818
   iShares S&P 500 Value Index Fund                        43,334     2,747,376
   Midcap SPDR Trust Series 1                               3,459       514,699
   Vanguard International Equity Index Fund                 2,865       134,082
   Vanguard REIT ETF                                        4,631       270,543
                                                                    -----------
     TOTAL INVESTMENT COMPANIES
       (Cost $13,537,662)                                            12,679,523
                                                                    -----------

SHORT TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
   Northern U.S. Government Select Money
     Market Fund                                          247,297       247,297
                                                                    -----------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $247,297)                                                  247,297
                                                                    -----------
Total Investments (Cost $13,784,959) (a) - 97.8%                     12,926,820
                                                                    -----------
Other Assets in Excess of Liabilities - 2.2%                            289,878
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $13,216,698
                                                                    ===========

--------------------------------------------------------------------------------

(a) For federal income tax purposes, cost is $13,790,777 and gross unrealized appreciation and depreciation of securities as of June 30, 2008, was $38,264 and ($902,221) respectively, with a net appreciation / (depreciation) of ($863,957).

Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of transactions in the securities of these issuers during the period ended June 30, 2008 is defined as follows:

                                                                                                             Investment
                         Balance of                                         Balance of                         Income
                        Shares held    Gross Purchases     Gross Sales     shares held    Value June 30,   Jan. 1, 2008 -
Fund                   Dec. 31, 2007    and Additions    and Reductions   June 30, 2008        2008         June 30, 2008
-------------------------------------------------------------------------------------------------------------------------
Summit High
Yield Bond Fund            3,579            6,873            10,452             --              $--            $3,207

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                                   Investments
Description                                                       in Securities
-------------------------------------------------------------------------------
Level 1 - Quoted prices                                             $12,926,820
Level 2 - Other significant observable inputs                                --
Level 3 - Significant unobservable inputs                                    --
                                                                  -------------
Total                                                               $12,926,820
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS
   Investments in securities, at value                            $  12,926,820
   Receivables:
     Securities sold                                                    774,266
     Shares sold                                                         69,438
     Interest and dividends                                               2,050
   Prepaid expenses and other                                                97
                                                                  -------------
                                                                     13,772,671
                                                                  -------------
LIABILITIES
   Payables:
     Investment securities purchased                                    537,905
     Shares redeemed                                                         98
     Professional fees                                                    8,149
     Fund accounting fees                                                 2,654
     Advisory fees                                                        2,303
     Administration fees                                                  1,121
     Custodian fees                                                         408
     Directors' fees                                                         81
     Other accrued expenses                                               3,254
                                                                  -------------
                                                                        555,973
                                                                  -------------
NET ASSETS*
   Paid-in capital                                                   14,176,555
   Accumulated undistributed net investment
     income / (loss)                                                    134,515
   Accumulated net realized gain / (loss) on
     investments                                                       (236,233)
   Net unrealized appreciation / (depreciation)
     on investments                                                    (858,139)
                                                                  -------------
                                                                  $  13,216,698
                                                                  =============

Investments at cost                                               $  13,784,959
Shares authorized - Class I ($.10 par value)                         20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                       Shares            NAV
Share Class                         Net Assets      Outstanding       per Share
Class I                            $13,216,698        270,647          $48.83

--------------------------------------------------------------------------------
* FEDERAL TAX DATA AS OF DECEMBER 31, 2007

  Undistributed ordinary income                                   $      61,267
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
   Dividend income from unaffiliated issuers                      $     191,327
   Dividend income from affiliated issuers                                3,207
                                                                  -------------
                                                                        194,534
                                                                  -------------
EXPENSES
   Advisory fees                                                         36,710
   Professional fees                                                      9,232
   Fund accounting fees                                                   8,189
   Administration fees                                                    6,675
   Transfer agent fees                                                    7,154
   Directors' fees                                                          981
   Shareholder reporting fees                                               704
   Custodian fees                                                           565
   Other expenses                                                           303
                                                                  -------------
                                                                         70,513
   Reimbursements and waivers                                           (20,453)
                                                                  -------------
                                                                         50,060
                                                                  -------------
NET INVESTMENT INCOME / (LOSS)                                          144,474
                                                                  -------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments from
     unaffiliated issuers                                              (216,532)
   Net realized gain / (loss) on investments from
     affiliated issuers                                                 (13,852)
                                                                  -------------
                                                                       (230,384)
                                                                  -------------

   Net change in unrealized appreciation /
     (depreciation) on investments                                     (691,136)
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                              (921,520)
                                                                  -------------
NET INCREASE / (DECREASE) IN NET ASSETS FROM
   OPERATIONS                                                     $    (777,046)
                                                                  =============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

                   Percent of Current
                     Net Asset Value
--------------------------------------------------------
  Advisory           Administration            Expense            Reimbursements
    Fee                   Fee                   Limit               and Waivers
--------------------------------------------------------------------------------
   0.55%                 0.10%                  0.75%                 $20,453
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
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                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS              LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               For the Six
                                                                               Months Ended      Year
                                                                                 June 30         Ended
                                                                                (Unaudited)   December 31,
                                                                               ---------------------------
                                                                                   2008           2007
                                                                               ---------------------------
OPERATIONS
   Net investment income / (loss)                                              $    144,474   $     59,203
   Net realized gain / (loss) on investments                                       (230,384)        (3,754)
   Net change in unrealized appreciation / (depreciation) on investments           (691,136)      (166,525)
                                                                               ------------   ------------
                                                                                   (777,046)      (111,076)
                                                                               ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                                            (69,159)            --
   Net realized gain on investments                                                  (2,098)            --
                                                                               ------------   ------------
                                                                                    (71,257)            --
                                                                               ------------   ------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                                     11,043,397      6,002,427
   Reinvestment of distributions                                                     71,257             --
   Payments for shares redeemed                                                  (1,735,945)    (1,354,574)
                                                                               ------------   ------------
                                                                                  9,378,709      4,647,853
                                                                               ------------   ------------

NET INCREASE / (DECREASE) IN NET ASSETS                                           8,530,406      4,536,777
NET ASSETS
   Beginning of period                                                            4,686,292        149,515
                                                                               ------------   ------------
   End of period                                                               $ 13,216,698   $  4,686,292
                                                                               ============   ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                $    134,515   $     59,200
                                                                               ============   ============

----------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
   Sold                                                                             214,645        111,189
   Reinvestment of distributions                                                      1,430             --
   Redeemed                                                                         (34,481)       (25,136)
                                                                               ------------   ------------
     Net increase / (decrease) from fund share transactions                         181,594         86,053
                                                                               ============   ============
TOTAL COST OF PURCHASES OF:
   Investment Companies                                                        $ 14,369,474   $  5,017,769
                                                                               ------------   ------------
                                                                               $ 14,369,474   $  5,017,769
                                                                               ============   ============
TOTAL PROCEEDS FROM SALES OF:
   Investment Companies                                                        $  4,327,005   $    204,795
                                                                               ------------   ------------
                                                                               $  4,327,005   $    204,795
                                                                               ============   ============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                             $     71,257   $         --
   Long-term capital gains                                                               --             --
                                                                               ------------   ------------
                                                                               $     71,257   $         --
                                                                               ============   ============
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                            LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

          Summit Lifestyle ETF Market     Lehman Aggregate
        Strategy Conservative Portfolio      Bond Index      S&P 500 Index

                    $10,000                   $10,000           $10,000
Dec-06              $ 9,978                   $10,000           $ 9,955
Jan-07              $10,062                   $ 9,996           $10,106
Feb-07              $10,082                   $10,150           $ 9,908
Mar-07              $10,134                   $10,150           $10,019
Apr-07              $10,334                   $10,205           $10,463
May-07              $10,412                   $10,127           $10,828
Jun-07              $10,328                   $10,097           $10,648
Jul-07              $10,254                   $10,182           $10,318
Aug-07              $10,358                   $10,306           $10,472
Sep-07              $10,568                   $10,385           $10,864
Oct-07              $10,720                   $10,478           $11,037
Nov-07              $10,648                   $10,666           $10,575
Dec-07              $10,572                   $10,696           $10,502
Jan-08              $10,420                   $10,876           $ 9,872
Feb-08              $10,322                   $10,891           $ 9,551
Mar-08              $10,322                   $10,928           $ 9,510
Apr-08              $10,549                   $10,905           $ 9,973
May-08              $10,549                   $10,825           $10,102
Jun-08              $10,149                   $10,817           $ 9,251

             Summit ETF Market Conservative Portfolio - Total Return

                  1-Year                        Since Inception
                  ------                        ---------------
                  -1.73%                             0.99%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

                               ------------------
                                 Portfolio Data
                               ------------------

Managers:                                                 James McGlynn
                                                          D. Scott Keller
                                                          Gary R. Rodmaker
                                                          Michael J. Schultz
                                                          Steven R. Sutermeister
Inception Date:                                           December 28, 2006
Total Net Assets:                                         $1.32 Million
Number of Equity Holdings:                                10

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International Equities                                                      8.6%
Fixed Income                                                               54.6%
Domestic Equities                                                          31.8%
Cash                                                                        5.0%

--------------------------------------------------------------------------------

                                                                         -------
                                                                           117
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

Objective - Seeks primarily to provide capital growth and secondarily investment income, while managing risk levels to a more conservative level as compared to the Lifestyle ETF Market Strategy Target Portfolio, by investing primarily in a portfolio of various exchange traded funds ("ETFs") representing different market exposures.

Strategy - The Lifestyle ETF Market Strategy Conservative Portfolio (the "Portfolio") is a "fund of funds" that pursues its investment objective through asset allocation and fund selection. Under normal market conditions, substantially all of the value of the Portfolio's total assets will be invested in ETFs and U.S. Treasury Bills.

Managers' Comments:

For the six month period ended June 30, 2008 the Lifestyle ETF Market Strategy Conservative Portfolio returned -4.00 % (before the impact of any product or contract fees and expenses) versus -11.91 % for the Standard & Poor's 500 Stock Index (S&P 500) and -4.10 % for the hybrid index ("benchmark") comprised of 40% of the S&P 500 and 60% of Lehman Brothers U.S. Aggregate Index returns.

The Lifestyle portfolio slightly outperformed the benchmark in a down period for stocks for a few reasons. While the Lifestyle Fund had a greater exposure to equities than the benchmark throughout the period, the selection of equity sectors such as mid cap and small cap stocks added to relative performance as those sectors declined less than their large cap counterparts. The exposure to international equities that only slightly outperformed domestic equities had a marginal positive impact on the overall portfolio.

The worst contributor to performance in the portfolio was the allocation to large cap value stocks which declined 15.8% due to the financial subsector. Large cap growth stocks (-8.1%) and international stocks (-10.9%) also fell during the period. Fixed income was a positive contributor as both the Lehman Index ETF (+1.1%) and the Treasury Inflation Protected Securities (TIPS) ETF (+4.8%) rose.

Because there were eleven funds representing different asset classes in the Portfolio, there were multiple re-allocations throughout the year. The chief movement was a gradual increase in equity exposure with an emphasis on domestic stocks and a reduction in international stocks and fixed income investments. Given the weakening U.S. economy, heightened inflationary concerns, the nationwide decline in home prices, and poor equity market returns late in the period, both the Federal Reserve (providing liquidity via low short-term interest rates and access to new liquidity facilities for financial institutions) and Congress (tax rebate stimulus program) are undertaking efforts to calm investor fears and grow the economy. At June 30, the weightings in the major categories for the Conservative Portfolio were as follows: Domestic Equities - 36%; International Equities - 9%; Fixed Income - 52%; and Cash - 3%.

--------------------------------------------------------------------------------

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  118
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                 For the Six
                                                Months Ended
                                                  June 30,               Year
                                                 (Unaudited)      Ended December 31,
                                                --------------------------------------
                                                    2008          2007        2006(1)
                                                --------------------------------------
Net asset value, beginning of period             $ 52.86       $ 49.89     $ 50.00
                                                 -------       -------     -------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                   0.55          1.80(2)       --
   Net realized and unrealized gains /
    (losses)                                       (2.64)         1.17       (0.11)
                                                 -------       -------     -------
Total from Investment Activities                   (2.09)         2.97       (0.11)
                                                 -------       -------     -------

DISTRIBUTIONS:
   Net investment income                           (1.53)           --          --
   Net realized gains                              (0.05)           --          --
                                                 -------       -------     -------
Total Distributions                                (1.58)           --          --
                                                 -------       -------     -------
Net asset value, end of period                   $ 49.19       $ 52.86     $ 49.89
                                                 =======       =======     =======
Total return                                       -4.00%         5.95%      -0.22%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets -
   net(3)                                           0.75%(4)      0.75%       0.75%(4)
Ratio of expenses to average net assets -
   gross                                            5.50%(4)      7.28%     220.34%(4)
Ratio of net investment income / (loss)
   to average net assets                            2.57%(4)      3.47%       0.52%(4)
Portfolio turnover rate                            33.01%        15.36%       0.00%
Net assets, end of period (000's)                $ 1,316       $   911     $   150

(1)   Portfolio commenced operations on December 28, 2006.

(2)   Per share amounts are based on average shares outstanding.

(3) Net Expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(4)   Annualized

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                           119
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS     LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

June 30, 2008 (Unaudited)
                                                       SHARES         VALUE
                                                      ---------------------
INVESTMENT COMPANIES - 93.0%
   iShares iBoxx $ High Yield Corporate Bond Fund         287   $    26,978
   iShares Lehman Aggregate Bond Fund                   5,940       596,376
   iShares Lehman U.S. Treasury Inflation Protected
     Securities Fund                                       95        10,246
   iShares MSCI EAFE Index Fund                         1,545       106,141
   iShares Russell 2000 Index Fund                        354        24,437
   iShares S&P 500 Growth Index Fund                    3,173       202,533
   iShares S&P 500 Value Index Fund                     2,978       188,805
   Midcap SPDR Trust Series 1                             186        27,677
   Vanguard International Equity Index Fund               116         5,429
   Vanguard REIT ETF                                      606        35,402
                                                                -----------
      TOTAL INVESTMENT COMPANIES
        (Cost $1,283,220)                                         1,224,024
                                                                -----------

SHORT TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%
   Northern U.S. Government Select Money Market Fund   69,579        69,579
                                                                -----------

   TOTAL SHORT TERM INVESTMENTS
     (Cost $69,579)                                                  69,579
                                                                -----------
Total Investments (Cost $1,352,799) - 98.3%                       1,293,603

Other Assets in Excess of Liabilities -1.7%                          22,506
                                                                -----------
TOTAL NET ASSETS - 100.0%                                       $ 1,316,109
                                                                ===========

--------------------------------------------------------------------------------

(a) For federal income tax purposes, cost is $1,352,854 and gross unrealized appreciation and depreciation of securities as of June 30, 2008, was $2,348 and ($61,599) respectively, with a net appreciation / (depreciation) of ($59,251).

Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of transactions in the securities of these issuers during the period ended June 30, 2008 is defined as follows:

                                                                                                        Investment
                                     Balance of                        Balance of                         Income
                   Shares held    Gross Purchases     Gross Sales     shares held    Value June 30,   Jan. 1, 2008 -
Fund              Dec. 31, 2007    and Additions    and Reductions   June 30, 2008        2008        June 30, 2008
--------------------------------------------------------------------------------------------------------------------
Summit High
Yield Bond Fund        415               5                420              0               $0              $129

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                 Investments
Description                                     in Securities
-------------------------------------------------------------
Level 1 - Quoted prices                         $   1,293,603
Level 2 - Other significant observable inputs              --
Level 3 - Significant unobservable inputs                  --
                                                -------------
Total                                           $   1,293,603
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
  120
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS
   Investments in securities, at value                             $  1,293,603
   Receivables:
     Securities sold                                                     95,105
     Shares sold                                                             55
     Interest and dividends                                                 216
   Receivable from adviser                                               19,191
   Prepaid expenses and other                                                20
                                                                   ------------
                                                                      1,408,190
                                                                   ------------
LIABILITIES
   Payables:
     Investment securities purchased                                     78,902
     Shares redeemed                                                        241
     Professional fees                                                    7,900
     Fund accounting fees                                                 2,303
     Custodian fees                                                         160
     Directors' fees                                                          6
     Other accrued expenses                                               2,569
                                                                   ------------
                                                                         92,081
                                                                   ------------
NET ASSETS*
   Paid-in capital                                                    1,362,941
   Accumulated undistributed net investment
     income / (loss)                                                     10,805
   Accumulated net realized gain / (loss)
     on investments                                                       1,559
   Net unrealized appreciation / (depreciation)
     on investments                                                     (59,196)
                                                                   ------------
                                                                   $  1,316,109
                                                                   ============

Investments at cost                                                $  1,352,799
Shares authorized - Class I ($.10 par value)                         20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                  Shares               NAV
Share Class             Net Assets             Outstanding          per Share
Class I                 $1,316,109                26,754           $      49.19

--------------------------------------------------------------------------------
* FEDERAL TAX DATA AS OF DECEMBER 31, 2007

  Undistributed ordinary income                                    $     24,475
  Unrealized appreciation                                          $      2,341
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
   Dividend income from unaffiliated issuers                       $     15,412
   Dividend income from affiliated issuers                                  129
                                                                   ------------
                                                                         15,541
                                                                   ------------
EXPENSES
   Professional fees                                                      8,615
   Fund accounting fees                                                   6,862
   Transfer agent fees                                                    6,772
   Advisory fees                                                          2,575
   Administration fees                                                      468
   Custodian fees                                                           242
   Directors' fees                                                           65
   Shareholder reporting fees                                                56
   Other expenses                                                            92
                                                                   ------------
                                                                         25,747
   Reimbursements and waivers                                           (22,235)
                                                                   ------------
                                                                          3,512
                                                                   ------------
NET INVESTMENT INCOME / (LOSS)                                           12,029
                                                                   ------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
     from unaffiliated issuers                                            2,291
   Net realized gain / (loss) on investments
     from affiliated issuers                                               (648)
                                                                   ------------
                                                                          1,643
   Net change in unrealized appreciation /
     (depreciation) on investments                                      (61,592)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN / (LOSS)                               (59,949)
                                                                   ------------

NET INCREASE / (DECREASE) IN
   NET ASSETS FROM OPERATIONS                                      $    (47,920)
                                                                   ============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

           Percent of Current
            Net Asset Value
------------------------------------------------------
   Advisory           Administration           Expense           Reimbursements
      Fee                  Fee                  Limit              and Waivers
--------------------------------------------------------------------------------
     0.55%                 0.10%                0.75%                $22,235
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                           121
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS        LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            For the Six
                                                                           Months Ended       Year
                                                                              June 30         Ended
                                                                            (Unaudited)   December 31,
                                                                           ---------------------------
                                                                               2008           2007
                                                                           ---------------------------
OPERATIONS
   Net investment income / (loss)                                          $     12,029   $     23,728
   Net realized gain / (loss) on investments                                      1,643            692
   Net change in unrealized appreciation / (depreciation) on investments        (61,592)         2,721
                                                                           ------------   ------------
                                                                                (47,920)        27,141
                                                                           ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                                        (24,952)            --
   Net realized gain on investments                                                (776)            --
                                                                           ------------   ------------
                                                                                (25,728)            --
                                                                           ------------   ------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                                    676,457        882,001
   Reinvestment of distributions                                                 25,728             --
   Payments for shares redeemed                                                (223,358)      (147,881)
                                                                           ------------   ------------
                                                                                478,827        734,120
                                                                           ------------   ------------

NET INCREASE / (DECREASE) IN NET ASSETS                                         405,179        761,261
NET ASSETS
   Beginning of period                                                          910,930        149,669
                                                                           ------------   ------------
   End of period                                                           $  1,316,109   $    910,930
                                                                           ============   ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                            $     10,805   $     23,728
                                                                           ============   ============

------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
   Sold                                                                          13,351         17,009
   Reinvestment of distributions                                                    514             --
   Redeemed                                                                      (4,345)        (2,775)
                                                                           ------------   ------------
      Net increase / (decrease) from fund share transactions                      9,520         14,234
                                                                           ============   ============
TOTAL COST OF PURCHASES OF:
   Investment Companies                                                    $    682,511   $    868,066
                                                                           ------------   ------------
                                                                           $    682,511   $    868,066
                                                                           ============   ============
TOTAL PROCEEDS FROM SALES OF:
   Investment Companies                                                    $    307,728   $     92,116
                                                                           ------------   ------------
                                                                           $    307,728   $     92,116
                                                                           ============   ============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                         $     25,728   $         --
                                                                           ------------   ------------
                                                                           $     25,728   $         --
                                                                           ============   ============
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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  122
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                              LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         Summit Lifestyle ETF Market    Lehman Aggregate
        Strategy Aggressive Portfolio      Bond Index      S&P 500 Index

                   $10,000                   $10,000          $10,000
Dec-06             $ 9,958                   $10,000          $ 9,955
Jan-07             $10,118                   $ 9,996          $10,106
Feb-07             $10,034                   $10,150          $ 9,908
Mar-07             $10,138                   $10,150          $10,019
Apr-07             $10,468                   $10,205          $10,463
May-07             $10,692                   $10,127          $10,828
Jun-07             $10,558                   $10,097          $10,648
Jul-07             $10,314                   $10,182          $10,318
Aug-07             $10,414                   $10,306          $10,472
Sep-07             $10,756                   $10,385          $10,864
Oct-07             $10,916                   $10,478          $11,037
Nov-07             $10,588                   $10,666          $10,575
Dec-07             $10,456                   $10,696          $10,502
Jan-08             $ 9,982                   $10,876          $ 9,872
Feb-08             $ 9,808                   $10,891          $ 9,551
Mar-08             $ 9,801                   $10,928          $ 9,510
Apr-08             $10,188                   $10,905          $ 9,973
May-08             $10,277                   $10,825          $10,102
Jun-08             $ 9,593                   $10,817          $ 9,251

             Summit ETF Market Aggressive Portfolio - Total Return

            1-Year                                   Since Inception
            ------                                   ---------------
            -9.13%                                        -2.72%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

                               ------------------
                                 Portfolio Data
                               ------------------

Managers:                                                 James McGlynn
                                                          D. Scott Keller
                                                          Gary R. Rodmaker
                                                          Michael J. Schultz
                                                          Steven R. Sutermeister
Inception Date:                                           December 28, 2006
Total Net Assets:                                         1.03 Million
Number of Equity Holdings:                                10

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash                                                                        1.3%
Domestic Equities                                                          58.0%
Fixed Income                                                               23.8%
International Equities                                                     16.9%

--------------------------------------------------------------------------------

                                                                         -------
                                                                           123
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

Objective - Seeks primarily to provide capital growth and secondarily investment income, while managing risk levels to a more aggressive level as compared to the Lifestyle ETF Market Strategy Target Portfolio, by investing primarily in a portfolio of various exchange traded funds ("ETFs") representing different market exposures.

Strategy - The Lifestyle ETF Market Strategy Aggressive Portfolio (the "Portfolio") is a "fund of funds" that pursues its investment objective through asset allocation and fund selection. Under normal market conditions, substantially all of the value of the Portfolio's total assets will be invested in ETFs and U.S. Treasury Bills.

Managers' Comments:

For the six month period ended June 30, 2008 the Lifestyle ETF Market Strategy Aggressive Portfolio returned -8.25 % (before the impact of any product or contract fees and expenses) versus -11.91 % for the Standard & Poor's 500 Stock Index (S&P 500) and -9.32 % for the hybrid index ("benchmark") comprised of 80% of the S&P 500 and 20% of Lehman Brothers U.S. Aggregate Index returns.

The Lifestyle portfolio outperformed the benchmark for a few reasons. While the Lifestyle Fund had a greater exposure to equities than the benchmark throughout the period, the selection of equity sectors such as mid cap and small cap stocks added to relative performance as those sectors declined less than their large cap counterparts. The exposure to international equities that slightly outperformed domestic equities provided a marginal positive impact on the overall portfolio.

The worst contributor to performance in the portfolio was the allocation to large cap value stocks which declined 15.8% as a result of the decline in the financial sub-sector. Large cap growth stocks (-8.1%) and international stocks (-10.9%) Also fell during the period. Fixed income was a positive contributor as both the Lehman Index ETF (+1.1%) and the Treasury Inflation Protected Securities (TIPS) ETF (+4.8%) rose.

Because there were eleven funds representing different asset classes in the Portfolio, there were multiple re-allocations throughout the year. The chief movement was a gradual increase in equity exposure with an emphasis on domestic stocks and a reduction in international stocks and fixed income investments. Given the weakening U.S. economy, heightened inflationary concerns, the nationwide decline in home prices, and poor equity market returns late in the period, both the Federal Reserve (providing liquidity via low short-term interest rates and access to new liquidity facilities for financial institutions) and Congress (tax rebate stimulus program) are undertaking efforts to calm investor fears and grow the economy. At June 30, the weightings in the major categories for the Aggressive Portfolio were as follows: Domestic Equities
- 61%; International Equities - 16%; Fixed Income - 22%; and Cash - 1%.

--------------------------------------------------------------------------------

-------
  124
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

                                                                For the Six
                                                                Months Ended
                                                                  June 30,                    Year
                                                                (Unaudited)            Ended December 31,
                                                                ---------------------------------------------
                                                                    2008                2007          2006(1)
                                                                ---------------------------------------------
Net asset value, beginning of period                            $      52.28      $    49.79     $   50.00
                                                                ------------      ----------     ---------
INVESTMENT ACTIVITIES:
   Net investment income / (loss)                                       0.41            1.23(2)         --
   Net realized and unrealized gains / (losses)                        (4.70)           1.26         (0.21)
                                                                ------------      ----------     ---------
Total from Investment Activities                                       (4.29)           2.49         (0.21)
                                                                ------------      ----------     ---------
DISTRIBUTIONS:
   Net investment income                                               (0.85)             --            --
   Net realized gains                                                  (0.01)             --            --
                                                                ------------      ----------     ---------
Total Distributions                                                    (0.86)             --            --
                                                                ------------      ----------     ---------
Net asset value, end of period                                  $      47.13      $    52.28     $   49.79
                                                                ============      ==========     =========
Total return                                                           -8.25%           5.00%        -0.42%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (3)                       0.75%(4)        0.75%         0.75%
Ratio of expenses to average net assets - gross                         5.19%(4)        7.14%       220.77%
Ratio of net investment income / (loss) to average net assets           1.94%(4)        2.35%        -0.72%
Portfolio turnover rate                                                30.36%          27.11%         0.00%
Net assets, end of period (000's)                               $      1,032      $      978     $     149

(1)   Portfolio commenced operations on December 28, 2006.

(2)   Per share amounts are based on average shares outstanding.

(3) Net Expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(4)   Annualized

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                           125
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS       LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

June 30, 2008 (Unaudited)

                                                           SHARES          VALUE
                                                        ------------------------
INVESTMENT COMPANIES - 96.8%
   iShares iBoxx $ High Yield Corporate Bond Fund             576   $     54,144
   iShares Lehman Aggregate Bond Fund                       1,597        160,339
   iShares Lehman U.S. Treasury Inflation Protected
      Securities Fund                                          70          7,549
   iShares MSCI EAFE Index Fund                             2,178        149,629
   iShares Russell 2000 Index Fund                            532         36,724
   iShares S&P 500 Growth Index Fund                        4,120        262,980
   iShares S&P 500 Value Index Fund                         3,927        248,972
   Midcap SPDR Trust Series 1                                 322         47,914
   Vanguard International Equity Index Fund                   269         12,589
   Vanguard REIT ETF                                          318         18,577
                                                                    ------------
      TOTAL INVESTMENT COMPANIES
         (Cost $1,093,998)                                               999,417
                                                                    ------------
SHORT TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
   Northern Institutional Government Select Portfolio      19,185         19,185
                                                                    ------------
      TOTAL SHORT TERM INVESTMENTS
         (Cost $19,185)                                                   19,185
                                                                    ------------
Total Investments (Cost $1,113,183) (a) - 98.7%                        1,018,602

Other Assets in Excess of Liabilities - 1.3%                              13,790
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $  1,032,392
                                                                    ============

--------------------------------------------------------------------------------

(a) For federal income tax purposes, cost is $1,113,261 and gross unrealized appreciation and depreciation of securities as of June 30, 2008, was $2,782 and ($97,441) respectively, with a net appreciation / (depreciation) of ($94,659).

Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of transactions in the securities of these issuers during the period ended June 30, 2008 is defined as follows:

                                                                                                        Investment
                  Balance of                                           Balance of                         Income
                  Shares held    Gross Purchases   Gross Sales and    shares held    Value June 30,   Jan. 1, 2008 -
Fund             Dec. 31, 2007    and Additions      Reductions      June 30, 2008        2008         June 30, 2008
--------------------------------------------------------------------------------------------------------------------
Summit High
Yield Bond Fund      1,072              12              1,084              0           $ 0                 $ 333

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                                     Investments
Description                                                        in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted prices                                            $   1,018,602
Level 2 - Other significant observable inputs                                 --
Level 3 - Significant unobservable inputs                                     --
                                                                   -------------
Total                                                              $   1,018,602
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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  126
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS
   Investments in securities, at value                          $     1,018,602
   Receivables:
      Securities sold                                                    39,078
      Shares sold                                                           214
      Interest and dividends                                                168
   Receivable from adviser                                               18,788
   Prepaid expenses and other                                                19
                                                                ---------------
                                                                      1,076,869
                                                                ---------------
LIABILITIES
   Payables:
      Investment securities purchased                                    31,690
      Shares redeemed                                                         7
      Professional fees                                                   7,801
      Fund accounting fees                                                2,310
      Custodian fees                                                        109
      Directors' fees                                                         8
      Other accrued expenses                                              2,552
                                                                ---------------
                                                                         44,477
                                                                ---------------
NET ASSETS*
   Paid-in capital                                                    1,124,404
   Accumulated undistributed net investment
      income / (loss)                                                     9,600
   Accumulated net realized gain / (loss)
      on investments                                                     (7,031)
   Net unrealized appreciation / (depreciation)
      on investments                                                    (94,581)
                                                                ---------------
                                                                $     1,032,392
                                                                ===============

Investments at cost                                             $     1,113,183
Shares authorized - Class I ($.10 par value)                         20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                Shares                  NAV
Share Class            Net Assets             Outstanding            per Share
Class I                $ 1,032,392              21,906                $   47.13

--------------------------------------------------------------------------------
* FEDERAL TAX DATA AS OF DECEMBER 31, 2007

   Undistributed ordinary income                                 $       16,537

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
   Dividend income from unaffiliated issuers                     $       12,972
   Dividend income from affiliated issuers                                  333
                                                                 --------------
                                                                         13,305
                                                                 --------------
EXPENSES
   Professional fees                                                      8,510
   Fund accounting fees                                                   6,862
   Transfer agent fees                                                    6,747
   Advisory fees                                                          2,724
   Administration fees                                                      495
   Custodian fees                                                           179
   Directors' fees                                                           72
   Shareholder reporting fees                                                56
   Other expenses                                                            77
                                                                 --------------
                                                                         25,722
   Reimbursements and waivers                                           (22,007)
                                                                 --------------
                                                                          3,715
                                                                 --------------
NET INVESTMENT INCOME / (LOSS)                                            9,590
                                                                 --------------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      from unaffiliated issuers                                          (5,270)
   Net realized gain / (loss) on investments
      from affiliated issuers                                            (1,673)
                                                                 --------------
                                                                         (6,943)
                                                                 --------------
   Net change in unrealized appreciation /
      (depreciation) on investments                                     (88,203)
                                                                 --------------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                                        (95,146)
                                                                 --------------
NET INCREASE / (DECREASE) IN
   NET ASSETS FROM OPERATIONS                                    $      (85,556)
                                                                 ==============

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

                 Percent of Current
                  Net Asset Value
------------------------------------------------------
Advisory           Administration              Expense            Reimbursements
  Fee                   Fee                     Limit              and Waivers
--------------------------------------------------------------------------------
 0.55%                 0.10%                    0.75%                $ 22,007

--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                           127
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS          LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 For the Six         Year
                                                                                 Months Ended       Ended
                                                                                   June 30,      December 31,
                                                                                 (Unaudited)     (Unaudited)
                                                                                 ----------------------------
                                                                                     2008            2007
                                                                                 ----------------------------
OPERATIONS
   Net investment income / (loss)                                                $      9,590    $     16,425
   Net realized gain / (loss) on investments                                           (6,943)             34
   Net change in unrealized appreciation / (depreciation) on investments              (88,203)         (5,759)
                                                                                 ------------    ------------
                                                                                      (85,556)         10,700
                                                                                 ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                                              (16,412)             --
   Net realized gain on investments                                                      (125)             --
                                                                                 ------------    ------------
                                                                                      (16,537)             --
                                                                                 ------------    ------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                                          161,036       2,332,014
   Reinvestment of distributions                                                       16,537              --
   Payments for shares redeemed                                                       (21,244)      1,513,931
                                                                                 ------------    ------------
                                                                                      156,329         818,083
                                                                                 ------------    ------------

NET INCREASE / (DECREASE) IN NET ASSETS                                                54,236         828,783
NET ASSETS
   Beginning of period                                                                978,156         149,373
                                                                                 ------------    ------------
   End of period                                                                 $  1,032,392    $    978,156
                                                                                 ============    ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                  $      9,600    $     16,422
                                                                                 ============    ============

-------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
   Sold                                                                                 3,275          44,010
   Reinvestment of distributions                                                          343              --
   Redeemed                                                                              (421)        (28,301)
                                                                                 ------------    ------------
      Net increase / (decrease) from fund share transactions                            3,197          15,709
                                                                                 ============    ============
TOTAL COST OF PURCHASES OF:
   Investment Companies                                                          $    458,960    $    981,153
                                                                                 ------------    ------------
                                                                                 $    458,960    $    981,153
                                                                                 ============    ============
TOTAL PROCEEDS FROM SALES OF:
   Investment Companies                                                          $    293,143    $    173,523
                                                                                 ------------    ------------
                                                                                 $    293,143    $    173,523
                                                                                 ============    ============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                               $     16,537    $         --
                                                                                 ------------    ------------
                                                                                 $     16,537    $         --
                                                                                 ============    ============

-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                                     NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

        Summit Natural Resources Portfolio   S&P 500 Index

                      $10,000                   $10,000
Dec-06                $ 9,996                   $ 9,955
Jan-07                $10,178                   $10,106
Feb-07                $10,356                   $ 9,908
Mar-07                $10,460                   $10,019
Apr-07                $10,656                   $10,463
May-07                $10,900                   $10,828
Jun-07                $10,840                   $10,648
Jul-07                $10,844                   $10,318
Aug-07                $10,720                   $10,472
Sep-07                $11,530                   $10,864
Oct-07                $12,100                   $11,037
Nov-07                $11,668                   $10,575
Dec-07                $12,180                   $10,502
Jan-08                $11,936                   $ 9,872
Feb-08                $12,848                   $ 9,551
Mar-08                $12,477                   $ 9,510
Apr-08                $13,250                   $ 9,973
May-08                $13,940                   $10,102
Jun-08                $14,455                   $ 9,251

            Summit Natural Resources Portfolio - Total Return

                       1-Year            Since Inception
                      --------           ---------------
                       33.34%                27.76%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

                               ------------------
                                 Portfolio Data
                               ------------------

Managers:                                                 Steven R. Sutermeister
                                                          D. Scott Keller
                                                          James McGlynn
                                                          Gary R. Rodmaker
                                                          Michael J. Schultz
Inception Date:                                           December 28, 2006
Total Net Assets:                                         $14.14 Million
Number of Equity Holdings:                                7

                             ----------------------
                               Sector Allocations
                             ----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Energy Stocks                                                              23.0%
Materials Stocks                                                           25.0%
Forestry Stocks                                                             1.0%
Water Stocks                                                                1.0%
Energy Commodities                                                         21.5%
Grains Commodities                                                         11.3%
Industrial Metals Commodities                                               7.3%
Precious Metals Commodities                                                 4.4%
Livestock Commodities                                                       2.2%
Softs Commodities                                                           2.3%
Cash                                                                        1.0%

--------------------------------------------------------------------------------

                                                                         -------
                                                                           129
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

Objective - Seeks primarily to provide capital growth, consistent with appropriate risk levels, by investing primarily in a portfolio of various exchange traded funds ("ETFs") and exchange traded notes ("ETNs") representing different natural resources exposures.

Strategy - Under normal circumstances, the Natural Resources Portfolio (the "Portfolio") will invest substantially all of its assets in ETFs and ETNs.

Managers' Comments:

The Natural Resource Portfolio posted a total return of 18.67% (before the impact of product or contract-level fees and expenses) for the six month period ended June 30, 2008 compared to -11.91% for the Standard & Poor's 500 Stock Index.

The commodity bull cycle that began in 2007 continued in full swing with prices reaching new historic highs in a number of areas. At June 30, the CRB Commodity Index (an unweighted index of a broad basket of commodity prices) has risen year-over-year by 46.6%. The U.S. dollar continues to exhibit weakness versus the Euro and other major currencies in reaction to the Federal Reserve's actions providing massive liquidity to the marketplace with low short-term interest rates. The price increase in crude oil was significant and made headline news with the price per barrel increasing from the low $90s at year-end to over $140 at June 30, as charges of speculation took center stage from significant (but slowing) supply and demand imbalances and geopolitical risk. Historic increases in grain prices were propelled by massive upper Midwest flooding, acreage planting shifts, weather issues, and global demand. Gold prices exceeded $1,000 an ounce before retreating to the low $900s at period end. The price for gold, which is set globally, was driven up by soaring commodity prices and a weak U.S. dollar.

Investors who flocked to commodities in recent years to diversify their portfolios were vindicated again in the first half of 2008, as a nationwide decline in home prices, heightened inflation fears, turmoil in the banking system, the Bear Stearns wipeout, and poor U.S. equity markets caused significant investor headaches. Even as evidence of a recession became more pronounced, speculation and slowing (but still significant) global demand continued to drive commodity prices up across the board. As a result, the Portfolio's exposure to commodities was beneficial during the period. With the S&P 500 Index falling 11.9% in the first six months of 2008, energy-related stocks provided strong appreciation, and of the portfolio's "Top 10" indirect equity exposures, Schlumberger (+9.7%) and ConocoPhillips (+8.1%) continued their excellent performance. In addition, natural resource stocks such as Monsanto (+114% in 2007) continued their ascent as it rose 13.6%.

The Portfolio's allocation was largely unchanged in the first six months of 2008 as both natural resource sectors and commodities continued to perform well through period-end given the current (although slowing) expansion of the global economy and the related demand from certain countries including China and India.

In 2008 as investors have already experienced significant increases in commodity prices and advancing prices for most natural resource stocks, the remainder of the year may be a different story. Some market participants are concerned that the slowing global economy may cause a decline in commodity prices, especially in certain commodity sectors where a price correction is long overdue. Natural resource related common stocks, especially in the energy sector, have performed well relative to the overall domestic and foreign economic weakness. The price of oil may be the key to returns in the second half of 2008.

--------------------------------------------------------------------------------

-------
  130
-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
NATURAL RESOURCES PORTFOLIO                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

                                                   For the Six
                                                   Months Ended
                                                     June 30,                     Year
                                                    (Unaudited)            Ended December 31,
                                                   ----------------------------------------------
                                                       2008                 2007          2006(1)
                                                   ----------------------------------------------
Net asset value, beginning of period               $      60.90       $    49.98    $    50.00
                                                   ------------       ----------    ----------

INVESTMENT ACTIVITIES:
   Net investment income / (loss)                          0.03(2)          0.10            --
   Net realized and unrealized gains / (losses)           11.32            10.82         (0.02)
                                                   ------------       ----------    ----------
Total from Investment Activities                          11.35            10.92         (0.02)
                                                   ------------       ----------    ----------

DISTRIBUTIONS:
   Net investment income                                  (0.04)              --            --
   Net realized gains                                        --               --            --
                                                   ------------       ----------    ----------
Total Distributions                                       (0.04)              --            --
                                                   ------------       ----------    ----------
Net asset value, end of period                     $      72.21       $    60.90    $    49.98
                                                   ============       ==========    ==========
Total return                                              18.67%           21.85%        -0.04%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets- net (3)           0.75%(4)         0.75%         0.75%(4)
Ratio of expenses to average net assets-gross              1.65%(4)         6.33%       133.46%(4)
Ratio of net investment income / (loss)
   to average net assets                                   0.08%(4)         0.23%        -0.75%(4)
Portfolio turnover rate                                   30.49%           28.39%         0.00%
Net assets, end of period (000's)                  $     14,138       $    1,255    $      250

(1)   Portfolio commenced operations on December 28, 2006.

(2)   Per share amounts are based on average shares outstanding.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(4)   Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                           131
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                              NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

June 30, 2008 (Unaudited)
                                                          SHARES          VALUE
                                                       ------------------------
INVESTMENT COMPANIES - 95.8%
   Claymore ETF Trust                                      7,084   $    135,942
   iPath Dow Jones - AIG Commodity Index Total
      Return ETN (a)                                      47,002      3,361,113
   iShares S&P Global Materials Sector Index Fund          9,944        825,054
   iShares S&P GSSI Natural Resources Index Fund          20,609      3,157,093
   Powershares DB Commodity Index Tracking Fund           74,515      3,336,782
   Powershares Water Resources Portfolio                   6,584        136,947
   Vanguard Materials ETF                                 28,739      2,586,797
                                                                   ------------
      TOTAL INVESTMENT COMPANIES
         (Cost $12,390,779)                                          13,539,728
                                                                   ------------
SHORT TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
   Northern U.S. Government Select Money Market
      Fund                                               566,338        566,338
                                                                   ------------
      TOTAL SHORT TERM INVESTMENTS
         (Cost $566,338)                                                566,338
                                                                   ------------
Total Investments (Cost $12,957,117) (b) - 99.8%                     14,106,066
                                                                   ------------
Other Assets in Excess of Liabilities - 0.2%                             31,698
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 14,137,764
                                                                   ============

--------------------------------------------------------------------------------
(a)   Non-income producing security.

(b) For federal income tax purposes, cost is $12,959,616 and gross unrealized appreciation and depreciation of securities as of June 30, 2008, was $1,285,073 and ($138,623) respectively, with a net appreciation / (depreciation) of $1,146,450.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

                                                                  Investments in
Description                                                         Securities
--------------------------------------------------------------------------------
Level 1 - Quoted prices                                           $   14,106,066
Level 2 - Other significant observable inputs                                 --
Level 3 - Significant unobservable inputs                                     --
                                                                  --------------
Total                                                             $   14,106,066
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------
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-------

                                     Summit Mutual Funds, Inc. - Pinnacle Series
NATURAL RESOURCES PORTFOLIO                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS
   Investments in securities, at value                             $ 14,106,066
   Cash                                                                      60
   Receivables:
      Shares sold                                                       491,382
      Securities sold                                                   230,325
      Interest and dividends                                              1,121
   Receivable from adviser                                                6,513
   Prepaid expenses and other                                                24
                                                                   ------------
                                                                     14,835,491
                                                                   ------------
LIABILITIES
   Payables:
      Investment securities purchased                                   662,324
      Shares redeemed                                                    19,894
      Professional fees                                                   9,365
      Fund accounting fees                                                2,408
      Custodian fees                                                        842
      Directors' fees                                                        68
      Other accrued expenses                                              2,826
                                                                   ------------
                                                                        697,727
                                                                   ------------
NET ASSETS*
   Paid-in capital                                                   12,999,082
   Accumulated undistributed net investment
      income / (loss)                                                     2,032
   Accumulated net realized gain / (loss)
      on investments                                                    (12,299)
   Net unrealized appreciation / (depreciation)
      on investments                                                  1,148,949
                                                                   ------------
                                                                   $ 14,137,764
                                                                   ============

Investments at cost                                                $ 12,957,117
Shares authorized - Class I ($.10 par value)                         20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                          Shares         NAV
Share Class                                Net Assets   Outstanding   per Share
Class I                                   $14,137,764     195,773      $ 72.21**

--------------------------------------------------------------------------------
* FEDERAL TAX DATA AS OF DECEMBER 31, 2007
   Undistributed ordinary income                                    $      1,974
   Undistributed long-term gains                                    $    170,178

      Capital Loss Carryforward Expiring December 31:
--------------------------------------------------------------------------------
    2015
    ----
   $(394)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
   Dividends                                                        $    21,528
                                                                    -----------
EXPENSES
   Advisory fees                                                         14,296
   Transfer agent fees                                                    7,089
   Administration fees                                                    2,599
   Professional fees                                                     10,092
   Fund accounting fees                                                   7,117
   Directors' fees                                                          434
   Custodian fees                                                           942
   Shareholder reporting fees                                               222
   Other expenses                                                           113
                                                                    -----------
                                                                         42,904
Reimbursements and waivers                                              (23,408)
                                                                    -----------
                                                                         19,496
                                                                    -----------
NET INVESTMENT INCOME / (LOSS)                                            2,032
                                                                    -----------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments                             (9,405)
                                                                    -----------
   Net change in unrealized appreciation /
      (depreciation) on investments                                     976,272
                                                                    -----------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                                        966,867
                                                                    -----------

NET INCREASE / (DECREASE) IN
   NET ASSETS FROM OPERATIONS                                       $   968,899
                                                                    ===========

--------------------------------------------------------------------------------
TRANSACTIONS WITH AFFILIATES:

               Percent of Current
               Net Asset Value
---------------------------------------------------
Advisory            Administration          Expense               Reimbursements
  Fee                    Fee                 Limit                  and Waivers
--------------------------------------------------------------------------------
 0.55%                  0.10%                0.75%                   $23,408
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                         -------
                                                                           133
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                                 NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  For the Six
                                                                                 Months Ended       Year
                                                                                   June 30,         Ended
                                                                                  (Unaudited)    December 31,
                                                                                 ----------------------------
                                                                                     2008            2007
                                                                                 ----------------------------
OPERATIONS
   Net investment income / (loss)                                                $      2,032    $      1,976
   Net realized gain / (loss) on investments                                           (9,405)         (2,894)
   Net change in unrealized appreciation / (depreciation) on investments              976,272         172,737
                                                                                 ------------    ------------
                                                                                      968,899         171,819
                                                                                 ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                                               (1,976)             --
   Net realized gain on investments                                                        --              --
                                                                                 ------------    ------------
                                                                                       (1,976)             --
                                                                                 ------------    ------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                                       13,612,251       1,539,880
   Reinvestment of distributions                                                        1,976              --
   Payments for shares redeemed                                                    (1,698,107)       (706,902)
                                                                                 ------------    ------------
                                                                                   11,916,120         832,978
                                                                                 ------------    ------------

NET INCREASE / (DECREASE) IN NET ASSETS                                            12,883,043       1,004,797
NET ASSETS
   Beginning of period                                                              1,254,721         249,924
                                                                                 ------------    ------------
   End of period                                                                 $ 14,137,764    $  1,254,721
                                                                                 ============    ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                  $      2,032    $      1,976
                                                                                 ============    ============

-------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
   Sold                                                                               201,459          28,057
   Reinvestment of distributions                                                           30              --
   Redeemed                                                                           (26,318)        (12,455)
                                                                                 ------------    ------------
        Net increase / (decrease) from fund share transactions                        175,171          15,602
                                                                                 ============    ============
TOTAL COST OF PURCHASES OF:
   Investment Companies                                                          $ 12,967,241    $  1,079,001
                                                                                 ------------    ------------
                                                                                 $ 12,967,241    $  1,079,001
                                                                                 ============    ============
TOTAL PROCEEDS FROM SALES OF:
   Investment Companies                                                          $  1,679,616    $    229,051
                                                                                 ------------    ------------
                                                                                 $  1,679,616    $    229,051
                                                                                 ============    ============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                               $      1,976    $         --
   Long-term capital gains                                                                 --              --
                                                                                 ------------    ------------
                                                                                 $      1,976    $         --
                                                                                 ============    ============
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

June 30, 2008 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc., ("Summit Mutual Funds"), is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. Summit Mutual Funds offers the Pinnacle Series and the Apex Series. The shares of the Pinnacle Series (the "Series") are sold to insurance companies and their separate accounts to fund the benefits under certain variable insurance products. The results of the Series presented exclude the additional fees and expenses of variable annuity or variable life insurance contracts. The Series' shares are offered in fourteen different portfolios: Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio, Lehman Aggregate Bond Index Portfolio, Inflation Protected Plus Portfolio, Lifestyle ETF Market Strategy Target Portfolio, Lifestyle ETF Market Strategy Conservative Portfolio, Lifestyle ETF Market Strategy Aggressive Portfolio, and Natural Resources Portfolio (individually a "Portfolio", collectively the "Portfolios"). The Zenith Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, and EAFE International Index Portfolio seek investment results that correspond to the total return performance of common stocks as represented by their respective index. The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment-grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The Inflation Protected Plus Portfolio seeks to maximize real levels of current income consistent with reasonable investment risk, by investing primarily in inflation-indexed, fixed-income securities. The Lifestyle ETF Market Strategy Target Portfolio seeks primarily to provide capital growth and, secondarily, investment income by investing primarily in a portfolio of various exchange traded funds, ("ETFs"), representing different market exposures. The Lifestyle ETF Market Strategy Conservative Portfolio seeks primarily to provide capital growth and, secondarily, investment income, while managing risk levels to a more conservative level as compared to the Lifestyle ETF Market Strategy Target Portfolio, by investing primarily in a portfolio of various ETFs representing different market exposures. The Lifestyle ETF Market Strategy Aggressive Portfolio seeks primarily to provide capital growth and, secondarily, investment income, while managing risk levels to a more aggressive level as compared to the Lifestyle ETF Market Strategy Target Portfolio, by investing primarily in a portfolio of ETFs representing different market exposures. The Natural Resources Portfolio seeks primarily to provide capital growth, consistent with appropriate risk levels, by investing primarily in a portfolio of various ETFs and exchange traded notes representing different natural resources exposures. The results of the Portfolio(s) for your investment product are included herein.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation - Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows:
Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ Global Market or NASDAQ Global Select Market, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Examples of valuation bases and factors used to determine securities' fair value include: a multiple of earnings, a discounted value from freely-traded similar securities, relative yield to maturity calculations, market values for similar securities, utilization of the fair value information service of FT Interactive Data, or a combination of these or other methods. Additionally, general market risk, and credit, yield and other risks particular to a given issue and other factors are considered. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market value.

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                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Portfolios adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Portfolios' fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities as well as inflation adjustments to the face amount of inflation-indexed securities are presented as interest income.

Federal taxes - It is the intent of Summit Mutual Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies, owned by the segregated asset accounts of a life insurance company and held in connection with variable insurance products, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded.

Effective June 29, 2007, the Portfolios adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48),"Accounting for Uncertainty in Income Taxes," a clarification of FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The statute of limitations on the Portfolios' tax returns remains open for the years ended December 31, 2004 through December 31, 2007. The adoption of FIN 48 had no impact on the Portfolios' net assets or results of operations.

Distributions - Distributions from net investment income in all fixed income Portfolios generally are declared and paid quarterly. Equity Portfolios generally declare and pay dividends annually. Net realized capital gains are, if any, distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.

The amount of distributions is determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. The book/tax differences are primarily related to the tax deferral of losses on wash sales, Section 1256 Mark to Market, paydowns on mortgage-backed securities, post-October capital losses, and partnership adjustments. Distributions that exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Expenses - Allocable expenses of Summit Mutual Funds are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Portfolio based on specific identification.

Foreign currency - Summit Mutual Funds' accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in, or expected to settle in foreign currencies, are translated into U.S. dollars at the spot rate at the close of the New York Currency Market. Summit Mutual Funds does not isolate the portion of operational results relating to changes in foreign exchange rates on investments from underlying market price fluctuations. All such results are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies. Such risks include the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

Futures contracts - The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, and EAFE International Index Portfolio (collectively, the "Index Portfolios") as well

--------------------------------------------------------------------------------

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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

as the Lifestyle ETF Market Strategy Target Portfolio, Lifestyle ETF Market Strategy Conservative Portfolio, Lifestyle ETF Market Strategy Aggressive Portfolio, and Natural Resources Portfolio (collectively, the "ETF Portfolios") and Inflation Protected Plus Portfolio, may enter into futures contracts that relate to securities in which they may directly invest and indexes composed of such securities. Portfolios may also purchase and write call and put options on such contracts. The Index Portfolios, ETF Portfolios, and Inflation Protected Plus Portfolio may invest up to 20% of their assets in such futures and/or options, except that until an Index Portfolio reaches $25 million (or $50 million in the case of the Nasdaq-100 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, and the EAFE International Index Portfolio), it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When a Portfolio enters into a futures contract, it is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms of the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Index Portfolios invest in futures as a substitute to investing in the common stock positions in the index that they intend to match. The primary potential risk to the Index Portfolios is that the change in the value of the underlying securities may not correlate to the value of the contracts.

Portfolio securities lending - The Portfolios currently lend their securities to approved borrowers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income from securities lending is included in "Other Income" on the Statement of Operations. Collateral is maintained at not less than 100% of the current market value of loaned securities. Although the risk of lending is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Portfolios may accept noncash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

Investment advisory fees - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the "Adviser") under terms of an Investment Advisory Agreement (the "Agreement"). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis.

Administration fees - The Portfolios have entered into an Administrative Services Agreement with the Adviser in which the Adviser, at its expense, maintains certain of the Portfolios' books and records and furnishes such office space, facilities, equipment, and clerical help as the Portfolios may reasonably require in the conduct of business. In addition, the Adviser pays for the services of all executive, administrative, clerical, and other personnel, including officers of the Portfolios, who are employees of The Union Central Life Insurance Company ("Union Central"). Expenses not expressly assumed by the Adviser under the Agreement will be paid by the Portfolios. A separate administrative service fee of 0.10% of average daily net assets on an annual basis will be imposed for these services.

Directors' fees - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

Other - The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central"), an indirect subsidiary of UNIFI Mutual Holding Company. Subject to the direction and authority of Summit Mutual Funds' board of directors, the Adviser manages the investment and reinvestment of the assets of each Portfolio and provides administrative services and manages Summit Mutual Funds' business affairs.

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                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 3 - MULTIPLE CLASSES OF SHARES

The S&P MidCap 400 Index, Russell 2000 Small Cap Index, and EAFE International Index Portfolios offer Class F and Class I shares. The Class F shares are subject to a Distribution and Shareholder Service Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that each class in the Plan shall pay to the Series' Distributor, Ameritas Investment Corp., an affiliate of the adviser, a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Class F shares. The fee shall be in an amount not to exceed on an annual basis 0.20% of the average daily net asset value attributable to Class F shares. Because the fee is paid out of the assets of the Class F shares on an ongoing basis, over time the fee will increase the cost and reduce the return of an investment.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects, except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

NOTE 4 - FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the financial statements and related disclosures, and has not at this time determined the impact, if any, resulting from the adoption of FAS 161 on the financial statements.

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

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                                          MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                             Directors and Officers

Independent Directors

                                                                                                  Number of
                                             Term of                                            Portfolios in          Other
                           Position(s)     Office and                                            Fund Complex       Directorships
Name, Year of Birth and     with the        Length of            Principal Occupation(s)         Overseen by          Held by
      Address(1)              Fund         Time Served           During Past Five Years            Director           Director
------------------------------------------------------------------------------------------------------------------------------------
Theodore H. Emmerich      Director       Indefinite Term   Consultant                                 21        American Financial
(1926)                    and Chairman   Director since                                                         Group
                                         1987

Yvonne L. Gray            Director       Indefinite Term   Executive Vice President/ CCO,             21
(1951)                                   Director since    United Way of Greater Cincinnati
                                         1999              (Social Services Provider); prior
                                                           thereto, Vice President / Trust
                                                           Operations Officer, Fifth Third
                                                           Bank; former Audit Manager, Price
                                                           Waterhouse (Accounting Firm)

Michael K. Keating        Director       Indefinite Term   Managing Director, Keating Vollmer         21
(1955)                                   Director since    & Co. LLC (Private Equity
                                         2005              Investment Firm)

David C. Phillips         Director       Indefinite Term   Co-Founder, Cincinnati Works Inc.          21        Meridian Bioscience,
(1938)                                   Director since    (Job Placement); prior thereto,                      Inc.; Cintas, Inc.
                                         2001              Chief Executive Officer, Downtown
                                                           Cincinnati Inc. (Economic
                                                           Revitalization of Cincinnati)

Mary W. Sullivan          Director       Indefinite Term   Attorney, Peck, Shaffer & Williams         21        Franklin Savings and
(1956)                                   Director since    LLP (Law Firm)                                       Loan Co.; First
                                         2001                                                                   Franklin Corporation

----------
(1) Except as otherwise indicated, the business address of each listed person is 312 Walnut St., Ste. 2500, Cincinnati, OH 45202

--------------------------------------------------------------------------------

                                                                         -------
                                                                           139
                                                                         -------

Summit Mutual Funds, Inc. - Pinnacle Series
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

Interested Director and Officers

                                                                                                      Number of
                                                 Term of                                            Portfolios in        Other
                            Position(s)        Office and                                            Fund Complex    Directorships
Name, Year of Birth and      with the           Length of           Principal Occupation(s)          Overseen by        Held by
     Address(1)                Fund            Time Served          During Past Five Years             Director         Director
------------------------------------------------------------------------------------------------------------------------------------
Steven R. Sutermeister*   Director,          Indefinite Term  Senior Vice President, Union              21          Summit
(1954)                    President and      Director since   Central; President and Chief                          Investment
                          Chief Executive    1999             Executive Officer, Adviser.                           Partners, Inc.;
                          Officer                                                                                   Union Central
                                                                                                                    Mortgage
                                                                                                                    Funding, Inc.;
                                                                                                                    Summit
                                                                                                                    Investment
                                                                                                                    Advisers, Inc.

John F. Labmeier          Vice President     Indefinite Term  Consultant; prior thereto Vice            NA
1876 Waycross Rd          and Secretary      Officer since    President, Associate General
Cincinnati, OH 45240                         1990             Counsel and Assistant Secretary,
(1949)                                                        Union Central

Thomas G. Knipper         Vice President,    Indefinite Term  Chief Compliance Officer and              NA          NA
(1957)                    Controller and     Officer since    Treasurer, Adviser
                          Chief Compliance   1995
                          Officer

Gerald Q. Herbert         Treasurer          Indefinite Term  Director of Finance and Accounting,       NA          NA
(1966)                                       Officer since    Adviser; prior thereto, Controller,
                                             2005             General Factory Supplies Co.

John M. Lucas             Assistant          Indefinite Term  Second Vice President, Counsel and        NA          NA
1876 Waycross Rd.         Secretary          Officer since    Assistant Secretary, Union Central
Cincinnati, OH 45240                         1990
(1951)

----------
(1) Except as otherwise indicated, the business address of each listed person is 312 Walnut St., Ste. 2500, Cincinnati, OH 45202

* Mr. Sutermeister may be considered to be an "interested person" of the Fund (within the meaning of the Investment Company Act of 1940) because of his affiliation with the Adviser.

Note - The Statement of Additional Information includes additional information about Fund directors and is available without charge, upon request, by calling 1-877-546-FUND.

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

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

                        The Summit Pinnacle Series are distributed to insurance company separate accounts and are available in variable annuity and variable universal life insurance products. Summit Pinnacle Series is distributed by Ameritas Investment Corp. Lincoln, Nebraska, Member SIPC. The Pinnacle Series consist of the following Portfolios:

                            Equity Index Funds
                            S&P 500 Index Portfolio
                            S&P MidCap 400 Index Portfolio
                            Russell 2000 Small Cap Index Portfolio
                            Nasdaq-100 Index Portfolio
                            EAFE International Index Portfolio

                            Fixed Income & Balanced Index Funds
                            Balanced Index Portfolio
                            Lehman Aggregate Bond Index Portfolio

                            Managed Funds
                            Zenith Portfolio
                            Bond Portfolio
                            Inflation Protected Plus Portfolio
                            Lifestyle ETF Market Strategy Target Portfolio Lifestyle ETF Market Strategy Conservative Portfolio Lifestyle ETF Market Strategy Aggressive Portfolio Natural Resources Portfolio

                        The Summit Apex Series are a family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including risks, charges and expenses, call 888-259-7565 for a prospectus. Please read the prospectus carefully before you invest or send money. Summit Apex Series are distributed by Quasar Distributors, LLC. Milwaukee, Wisconsin. The Apex Series consist of the following Funds:

                            Equity Index Funds
                            Nasdaq-100 Index Fund

                            Managed Funds
                            Everest Fund
                            Bond Fund
                            Short-term Government Fund
                            High Yield Bond Fund
                            Large Cap Growth Fund

                            Money Market Funds
                            Money Market Fund

                        Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

                               SUMMIT
                       [LOGO]  -------
SMFI 231PINNACLE 6/08          MUTUAL
                               FUNDS

Item 2. Code of Ethics.

Not applicable for semi-annual reports


Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.


Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.


Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.


Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.


Item 11. Controls and Procedures.

(a) The Registrant's President and Controller have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable to semi-annual reports

         (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

         (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Summit Mutual Funds, Inc.

         By (Signature and Title)* /s/ Steven R. Sutermeister
                                   -------------------------------------
                                   Steven R. Sutermeister
                                   President and Chief Executive Officer


         Date 9/8/08
              ----------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/ Steven R. Sutermeister
                                   -------------------------------------
                                   Steven R. Sutermeister
                                   President and Chief Executive Officer

         Date 9/8/08
              ---------------------------


         By (Signature and Title)* /s/ Thomas G. Knipper
                                   ------------------------------------
                                   Thomas G. Knipper
                                   Vice President, Controller, and
                                   Chief Compliance Officer


         Date 9/8/08
              ---------------------------

* Print the name and title of each signing officer under his or her signature.